UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08821
Rydex Variable Trust

(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Carl G. Verboncoeur
Rydex Variable Trust
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:	301-296-5100

Date of fiscal year end:	December 31, 2009

Date of reporting period:	March 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Rydex Variable NQ
Absolute Return Strategies
Alternative Strategies Allocation
Amerigo
Banking
Basic Materials
Berolina
Biotechnology
Clermont
Commodities Strategy
Consumer Products
Dow 2x Strategy
Electronics
Energy
Energy Services
Essential Portfolio Aggressive
Essential Portfolio Conservative
Essential Portfolio Moderate
Europe 1.25x Strategy
Financial Services
Government Long Bond 1.2x Strategy
Health Care
Hedged Equity
International Rotation
Internet
Inverse Dow 2x Strategy
Inverse Government Long Bond Strategy
Inverse Mid-Cap Strategy
Inverse NASDAQ-100® Strategy
Inverse Russell 2000® Strategy
Inverse S&P 500 Strategy
Japan 1.25x Strategy
Large-Cap Growth
Large-Cap Value
Leisure
Managed Futures Strategy
Mid-Cap 1.5x Strategy
Mid-Cap Growth
Mid-Cap Value
Multi-Cap Core Equity
NASDAQ-100®
NASDAQ-100® 2x Strategy
Nova
Precious Metals
Real Estate
Retailing
Russell 2000® 1.5x Strategy
Russell 2000® 2x Strategy
S&P 500 2x Strategy
Sector Rotation
Small-Cap Growth
Small-Cap Value
Strengthening Dollar 2x Strategy
Technology
Telecommunications
Transportation
US Government Money Market
Utilities
Weakening Dollar 2x Strategy

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 19.3%

FINANCIALS 3.7%
Pinnacle Financial Partners, Inc.*	9,620	$228,090
Provident Bankshares Corp.	17,080	120,414
thinkorswim Group, Inc.*	9,860	85,190
Aon Corp.	1,020	41,636
Charles Schwab Corp.	2,130	33,015
Annaly Capital Management, Inc.	2,330	32,317
Plum Creek Timber Company, Inc. (REIT)	1,100	31,977
Allied World Assurance Company Holdings Ltd	700	26,621
People’s United Financial, Inc.	1,440	25,877
Blackrock, Inc.	130	16,905
Cullen/Frost Bankers, Inc.	360	16,898
Capitol Federal Financial	430	16,258
HCC Insurance Holdings, Inc.	600	15,114
TFS Financial Corp.	1,190	14,435
Alleghany Corp.*	50	13,542
Hudson City Bancorp, Inc.	1,140	13,327
Northern Trust Corp.	220	13,160
T. Rowe Price Group, Inc.	430	12,410
Eaton Vance Corp.	440	10,054
Federated Investors, Inc. — Class B	450	10,017
Digital Realty Trust, Inc.	290	9,622
Brown & Brown, Inc.	500	9,455
Fidelity National Financial, Inc. — Class A	390	7,609
Unum Group	540	6,750
IntercontinentalExchange, Inc.*	60	4,468
Chubb Corp.	100	4,232
Nasdaq Stock Market, Inc.*	150	2,937
Investment Technology Group, Inc.*	100	2,552
W.R. Berkley Corp.	110	2,481
Arch Capital Group Ltd.*	40	2,154
The St. Joe Co.*	100	1,674
BancorpSouth, Inc.	80	1,667
First Marblehead Corp.*	810	1,045
Ambac Financial Group, Inc.	1,120	874
Credit Suisse Group AG — SP ADR	20	610
Bank of New York Mellon
Corp.	20	565
UBS AG — SP ADR*	40	377
State Street Corp.	10	308
The PMI Group, Inc.	450	279

		Market
	Shares	Value

Ameriprise Financial, Inc.	10	$205
Invesco Ltd.	10	139

Total Financials		837,260

TELECOMMUNICATION SERVICES 2.4%
Embarq Corp.§	9,650	365,252
Centennial Communications Corp.*§	13,920	114,979
Verizon Communications, Inc.§	980	29,596
MetroPCS Communications, Inc.*§	1,120	19,130
SBA Communications Corp.*	430	10,019

Total Telecommunication Services		538,976

MATERIALS 2.4%
Rohm & Haas Co.§	3,910	308,265
Monsanto Co.§	310	25,761
Sonoco Products Co.§	1,100	23,078
Valspar Corp.	990	19,770
Praxair, Inc.§	280	18,841
Ball Corp.	330	14,322
Airgas, Inc.§	380	12,848
Nova Chemicals Corp.	2,190	12,614
FMC Corp.§	290	12,511
Nucor Corp.§	210	8,016
Huntsman Corp.§	2,450	7,669
Valhi, Inc.	800	7,504
Scotts Miracle-Gro Co. — Class A	210	7,287
Crown Holdings, Inc.*§	240	5,455
Lubrizol Corp.§	160	5,442
Sigma-Aldrich Corp.§	110	4,157
RPM International, Inc.§	310	3,946
Martin Marietta Materials, Inc.§	40	3,172
BHP Billiton Ltd. — SP ADR§	70	3,122
Rio Tinto PLC — SP ADR§	20	2,681
Cia Vale do Rio Doce — SP ADR§	160	2,128
Reliance Steel & Aluminum Co.§	80	2,106
The Mosaic Co.§	50	2,099
Louisiana-Pacific Corp.§	890	1,985
Schnitzer Steel Industries, Inc. — Class A§	60	1,883
PPG Industries, Inc.§	50	1,845
ArcelorMittal§	90	1,804

 1

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Newmont Mining Corp.	40	$1,790
Goldcorp, Inc.§	50	1,666
Barrick Gold Corp.§	50	1,621
AngloGold Ashanti Ltd. — SP ADR§	40	1,470
Southern Copper Corp.§	80	1,394
Kinross Gold Corp.§	70	1,251
Agnico-Eagle Mines Ltd.§	20	1,138
Gold Fields Ltd. — SP ADR§	80	907
Greif, Inc. — Class A	20	666
Sealed Air Corp.§	30	414

Total Materials		532,628

INFORMATION TECHNOLOGY 2.3%
Atmel Corp.*	12,940	46,972
SAIC, Inc.*	2,020	37,713
BMC Software, Inc.*§	920	30,360
EMC Corp*§	2,130	24,282
Altera Corp.	1,350	23,692
Sohu.com, Inc.*§	570	23,547
Oracle Corp.	1,120	20,238
Global Payments, Inc.§	580	19,378
Flir Systems, Inc.*§	930	19,046
F5 Networks, Inc.*	870	18,226
Affiliated Computer Services, Inc. — Class A*§	370	17,719
Qualcomm, Inc.§	440	17,120
Compuware Corp.*§	2,400	15,816
MasterCard, Inc.§	90	15,073
Xilinx, Inc.§	720	13,795
Linear Technology Corp.§	590	13,558
Red Hat, Inc.*§	700	12,488
Automatic Data Processing, Inc.	330	11,603
Broadcom Corp. — Class A*	550	10,989
WebMD Health Corp.*§	480	10,704
QLogic Corp.*§	890	9,897
Dolby Laboratories, Inc. — Class A*	280	9,551
Accenture Ltd. — Class A	340	9,347
Hewitt Associates, Inc. — Class A*	300	8,928
Apple, Inc.*§	80	8,410
Google, Inc. — Class A*	20	6,961
International Business Machines Corp.§	70	6,782
Broadridge Financial Solutions, Inc.§	340	6,327
Diebold, Inc.	270	5,764
Microchip Technology, Inc.§	270	5,721
Harris Corp.§	160	4,630

		Market
	Shares	Value

VeriSign, Inc.*	240	$4,529
ANSYS, Inc.*§	180	4,518
Cypress Semiconductor Corp.*§	640	4,333
CA, Inc.§	230	4,050
Intel Corp.	230	3,462
Hewlett-Packard Co.	100	3,206
Taiwan Semiconductor Manufacturing Company Ltd. — SP ADR	290	2,596
Metavante Technologies, Inc.*§	130	2,595
Baidu.com — SP ADR*	10	1,766
NeuStar, Inc.*§	80	1,340
Equinix, Inc.*	20	1,123
ASML Holding NV	60	1,051
Analog Devices, Inc.	50	964
Western Digital Corp.*§	40	774
IAC/InterActiveCorp*	50	762
Omniture, Inc.*	50	660
j2 Global Communications, Inc.*	30	657
Digital River, Inc.*	20	596
VistaPrint Ltd.*	20	550
Ariba, Inc.*	60	524
MoneyGram International, Inc.*	360	425
Total System Services, Inc.	30	414

Total Information Technology		525,532

CONSUMER DISCRETIONARY 2.1%
Landry’s Restaurants, Inc.*§	24,865	129,795
Amazon.com, Inc.*§	470	34,517
DeVry, Inc.§	580	27,944
McDonald’s Corp.§	490	26,739
TJX Companies, Inc.§	740	18,974
Burger King Holdings, Inc.§	790	18,131
AutoZone, Inc.*§	110	17,888
Foot Locker, Inc.§	1,430	14,986
Panera Bread Co. — Class A*§	250	13,975
Ross Stores, Inc.§	350	12,558
Apollo Group, Inc. — Class A*§	140	10,966
ITT Educational Services, Inc.*§	90	10,928
Big Lots, Inc.*§	490	10,182
Hasbro, Inc.§	390	9,777
Strayer Education, Inc.	50	8,994
priceline.com, Inc.*§	110	8,666

 2

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

GameStop Corp. — Class A*§	300	$8,406
Dollar Tree, Inc.*§	140	6,237
Darden Restaurants, Inc.§	170	5,824
Family Dollar Stores, Inc.§	150	5,006
Yum! Brands, Inc.	180	4,946
Discovery Communications, Inc. — Class A*§	300	4,806
Nike, Inc. — Class B	90	4,220
Advance Auto Parts, Inc.	90	3,697
Expedia, Inc.*§	390	3,541
Netflix, Inc.*§	80	3,434
H&R Block, Inc.	180	3,274
Petsmart, Inc.§	130	2,725
Career Education Corp.*	110	2,636
Guess?, Inc.§	120	2,530
BorgWarner, Inc.§	100	2,030
American Public Education, Inc.*	40	1,682
Sherwin-Williams Co.§	30	1,559
Blue Nile, Inc.*§	50	1,508
Weight Watchers International, Inc.§	80	1,484
Urban Outfitters, Inc.*§	90	1,473
Hillenbrand, Inc.	90	1,441
NutriSystem, Inc.§	100	1,427
PetMed Express, Inc.*§	80	1,318
Scientific Games Corp. — Class A*	100	1,211
HSN, Inc.*§	230	1,182
Matthews International Corp. — Class A§	40	1,152
Time Warner Cable, Inc.	45	1,114
Toll Brothers, Inc.*	60	1,090
Service Corporation International§	310	1,082
Sotheby’s§	120	1,080
Shutterfly, Inc.*	110	1,031
Ticketmaster Entertainment, Inc.*§	250	923
Overstock.com, Inc.*§	100	915
Stamps.com, Inc.*§	90	873
K12 Inc.*§	60	834
Corinthian Colleges, Inc.*§	40	778
Capella Education Co.*§	10	530
Time Warner, Inc.	1	13

Total Consumer Discretionary		464,032

HEALTH CARE 1.8%
Wyeth§	2,137	91,976
Schering-Plough Corp.	2,073	48,819

		Market
	Shares	Value

Baxter International, Inc.§	770	$39,439
Techne Corp.§	480	26,261
Cephalon, Inc.*	330	22,473
Gilead Sciences, Inc.*	420	19,454
Vertex Pharmaceuticals, Inc.*§	590	16,951
Edwards Lifesciences Corp.*	240	14,551
Illumina, Inc.*	290	10,800
Abraxis BioScience, Inc.*§	220	10,490
Mylan Laboratories, Inc.*	750	10,057
Omnicare, Inc.§	410	10,041
Medco Health Solutions, Inc.*§	230	9,508
Express Scripts, Inc.*§	200	9,234
Inverness Medical Innovations*	51	8,526
Amgen, Inc.*	160	7,923
Thermo Fisher Scientific, Inc.*§	160	5,707
HLTH Corp.*	480	4,968
Cerner Corp.*	90	3,957
Myriad Genetics, Inc.*§	80	3,638
Allscripts Healthcare Solutions, Inc.	240	2,470
Alexion Pharmaceuticals, Inc.*§	50	1,883
Millipore Corp.*§	30	1,722
MedAssets, Inc.*	120	1,710
athenahealth, Inc.*	70	1,688
Biogen Idec, Inc.*§	30	1,573
Eclipsys Corp.*	150	1,521
Onyx Pharmaceuticals, Inc.*§	50	1,428
Phase Forward, Inc.*	110	1,407
Celgene Corp.*§	30	1,332
Computer Programs & Systems, Inc.	40	1,331
United Therapeutics Corp.*§	20	1,322
Bio-Rad Laboratories, Inc. — Class A*	20	1,318
Genzyme Corp.*	20	1,188
OSI Pharmaceuticals, Inc.*	30	1,148
Covance, Inc.*§	30	1,069
Bruker BioSciences Corp.*	160	986
Dionex Corp.*	20	945
Omnicell, Inc.*	120	938
Luminex Corp.*	40	725
Sequenom, Inc.*	50	711
Covidien Ltd.	10	332
Pharmaceutical Product Development, Inc.	10	237

 3

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Warner Chilcott Ltd.*§	20	$210

Total Health Care		403,967

INDUSTRIALS 1.7%
Stericycle, Inc.*§	880	42,002
W.W. Grainger, Inc.§	460	32,283
Dun & Bradstreet Corp.	390	30,030
CH Robinson Worldwide, Inc.§	610	27,822
Burlington Northern Santa Fe Corp.§	370	22,255
Norfolk Southern Corp.§	610	20,588
Quanta Services, Inc.*§	950	20,378
Waste Management, Inc.§	580	14,848
Aecom Technology Corp.*	550	14,344
URS Corp.*§	340	13,739
Fastenal Co.	390	12,540
J.B. Hunt Transport Services, Inc.§	470	11,332
First Solar, Inc.*	70	9,289
Copart, Inc.*§	300	8,898
Republic Services, Inc.§	480	8,232
IHS Inc.*	180	7,412
Landstar System, Inc.	220	7,363
MSC Industrial Direct Co.§	230	7,146
Valmont Industries, Inc.§	140	7,029
Union Pacific Corp.§	170	6,989
AMETEK, Inc.§	220	6,879
Lennox International, Inc.§	240	6,350
Gardner Denver, Inc.*§	280	6,087
CSX Corp.§	210	5,429
Roper Industries, Inc.	120	5,094
Flowserve Corp.§	80	4,490
Copa Holdings SA	140	4,014
Pentair, Inc.§	180	3,901
Covanta Holding Corp.*§	270	3,534
FTI Consulting, Inc.*	70	3,464
Precision Castparts Corp.§	50	2,995
UTI Worldwide, Inc.	210	2,510
GATX Corp.§	110	2,225
Fluor Corp.§	60	2,073
Owens Corning, Inc.*	90	814
Foster Wheeler AG*§	10	175

Total Industrials		384,553

ENERGY 1.4%
Petro-Canada	2,950	78,411
Range Resources Corp.	490	20,168
Exxon Mobil Corp.	290	19,749

		Market
	Shares	Value

Hess Corp.	300	$16,260
Chevron Corp.	220	14,793
PetroHawk Energy Corp.*	670	12,884
FMC Technologies, Inc.*	410	12,862
SEACOR Holdings, Inc.*	220	12,828
Helmerich & Payne, Inc.	490	11,157
Continental Resources, Inc.*	510	10,817
Tidewater, Inc.	260	9,654
Southwestern Energy Co.*	300	8,907
Noble Energy, Inc.	150	8,082
Encore Acquisition Co.*	330	7,679
Cameron International Corp.*	340	7,456
Alpha Natural Resources, Inc.*	420	7,455
Occidental Petroleum Corp.	130	7,234
Apache Corp.	110	7,050
Dresser-Rand Group, Inc.*	270	5,967
CNX Gas Corp.*	240	5,690
EOG Resources, Inc.	90	4,928
Transocean Ltd.*§	70	4,119
Cheniere Energy, Inc.*	760	3,238
Sunoco, Inc.	90	2,383
Murphy Oil Corp.	50	2,239
Frontline Ltd.	110	1,913
XTO Energy, Inc.	60	1,837
Oceaneering International, Inc.*	40	1,475
Cabot Oil & Gas Corp.	50	1,179
Diamond Offshore Drilling, Inc.	10	629
National-Oilwell Varco, Inc.*	20	574
ENSCO International, Inc.	20	528
Noble Corp.	11	265
Consol Energy, Inc.	10	252

Total Energy		310,662

CONSUMER STAPLES 0.8%
Wal-Mart Stores, Inc.§	1,080	56,268
General Mills, Inc.	740	36,911
Hershey Co.	860	29,885
Campbell Soup Co.	540	14,774
Coca-Cola Co.§	270	11,867
Dean Foods Co.*	590	10,667
J.M. Smucker Co.§	210	7,827
Costco Wholesale Corp.§	140	6,485
Church & Dwight Company, Inc.§	100	5,223
CVS Caremark Corp.§	100	2,749
Kroger Co.§	80	1,698
Sysco Corp.	70	1,596
BJ’s Wholesale Club, Inc.*§	20	640

 4

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Casey’s General Stores, Inc.§	20	$533
Ruddick Corp.§	20	449
United Natural Foods, Inc.*§	20	379
Winn-Dixie Stores, Inc.*§	30	287

Total Consumer Staples		188,238

UTILITIES 0.7%
NSTAR§	1,640	52,283
Southern Co.§	1,360	41,643
PG&E Corp.§	780	29,811
Aqua America, Inc.	810	16,200
UGI Corp.§	560	13,222
Xcel Energy, Inc.	300	5,589
Dominion Resources, Inc.§	70	2,169
Public Service Enterprise Group, Inc.§	70	2,063
Sempra Energy§	40	1,850
Consolidated Edison, Inc.	40	1,584
Wisconsin Energy Corp.	30	1,235
CenterPoint Energy, Inc.	90	939
SCANA Corp.§	30	927
DTE Energy Co.§	30	831

Total Utilities		170,346

Total Common Stocks (Cost $4,475,966)		4,356,194

EXCHANGE TRADED FUNDS 13.1%
iShares S&P GSCI Commodity Indexed Trust*§	80,621	2,030,037
iShares MSCI Emerging Markets Index Fund§	6,200	153,822
Liberty All Star Equity Fund§	34,440	100,909
Eaton Vance Tax-Managed Buy-Write Income Fund§	8,770	99,715
Nuveen Equity Premium Opportunity Fund§	9,740	98,861
Eaton Vance Tax-Managed Buy-Write Opportunities Fund§	9,360	98,748
Nuveen Core Equity Alpha Fund§	11,740	98,147
First Trust Enhanced Equity Income Fund, Inc.§	12,470	97,515
Nuveen Equity Premium and Growth Fund§	10,110	97,056

		Market
	Shares	Value

Vanguard Emerging Markets ETF§	3,750	$88,500

Total Exchange Traded Funds (Cost $3,139,242)		2,963,310

	Face
	Amount

REPURCHASE AGREEMENTS† 39.2%
Mizuho issued at 03/31/09 0.16% due 04/01/09	$2,278,361	2,278,361
UBS issued at 03/31/09 0.11% due 04/01/09	2,278,361	2,278,361
Morgan Stanley issued at 03/31/09 0.05% due 04/01/09	2,278,361	2,278,361
Credit Suisse Group issued at 03/31/09 0.15% due 04/01/09	1,994,690	1,994,690

Total Repurchase Agreements (Cost $8,829,774)		8,829,774

Total Long Securities 71.6% (Cost $16,444,982)		$16,149,278

	Shares

COMMON STOCKS SOLD SHORT (13.8)%

MATERIALS (0.5)%
Chemtura Corp.	6,570	(312)
Eastman Chemical Co.	40	(1,072)
Temple-Inland, Inc.	420	(2,255)
Cabot Corp.	240	(2,522)
United States Steel Corp.	120	(2,536)
Carpenter Technology Corp.	230	(3,248)
Century Aluminum Co.*	1,620	(3,418)
Celanese Corp.	260	(3,476)
AK Steel Holding Corp.	490	(3,489)
Titanium Metals Corp.	730	(3,993)
Alcoa, Inc.	560	(4,110)
Freeport-McMoRan Copper & Gold, Inc.	120	(4,573)
Dow Chemical Co.	550	(4,636)
International Paper Co.	660	(4,646)
Ashland, Inc.	450	(4,649)
Cytec Industries, Inc.	330	(4,957)
Eagle Materials, Inc.	270	(6,548)
Pactiv Corp.*	1,180	(17,216)
Westlake Chemical Corp.	2,090	(30,577)

Total Materials		(108,233)

 5

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

CONSUMER DISCRETIONARY (1.0)%
Harte-Hanks, Inc.	100	$(535)
CarMax, Inc.*	80	(995)
Lowe’s Companies, Inc.	60	(1,095)
Coldwater Creek, Inc.*	460	(1,155)
KB Home	90	(1,186)
Jarden Corp.*	100	(1,267)
JC Penney Co., Inc.	70	(1,405)
DR Horton, Inc.	150	(1,455)
Hanesbrands*	170	(1,627)
Centex Corp.	220	(1,650)
Lamar Advertising Co. — Class A*	180	(1,755)
Sears Holding Corp.*	40	(1,828)
Ryland Group, Inc.	110	(1,833)
Warner Music Group Corp.*	900	(2,115)
Jones Apparel Group, Inc.	520	(2,194)
Federal-Mogul Corp.*	350	(2,338)
Harley-Davidson, Inc.	180	(2,410)
Starwood Hotels & Resorts Worldwide, Inc.	200	(2,540)
New York Times Co. — Class A	590	(2,667)
Lennar Corp. — Class A	360	(2,704)
WABCO Holdings, Inc.	240	(2,954)
DISH Network Corp. — Class A*	280	(3,111)
Saks, Inc.*	1,700	(3,179)
Virgin Media, Inc.	670	(3,216)
Whirlpool Corp.	110	(3,255)
Newell Rubbermaid, Inc.	520	(3,318)
TRW Automotive Holdings Corp.*	1,080	(3,478)
Chico’s FAS, Inc.*	660	(3,544)
CBS Corp.	930	(3,571)
OfficeMax, Inc.	1,150	(3,588)
E.W. Scripps Co. — Class A	2,690	(3,631)
News Corp. — Class A	550	(3,641)
CTC Media, Inc.*	860	(3,922)
Office Depot, Inc.*	3,020	(3,956)
Liz Claiborne, Inc.	1,610	(3,977)
Wyndham Worldwide Corp.	970	(4,074)
Liberty Media Corp. — Interactive*	1,420	(4,118)
Las Vegas Sands Corp.*	1,370	(4,124)
Central European Media Enterprises Ltd. — Class A*	370	(4,240)
International Game
Technology	460	(4,241)
Gannett Co., Inc.	2,020	(4,444)

		Market
	Shares	Value

Orient-Express Hotels Ltd. — Class A	1,100	$(4,510)
Penn National Gaming Inc.*	190	(4,589)
Goodyear Tire & Rubber Co.*	750	(4,695)
Eastman Kodak Co.	1,240	(4,712)
AnnTaylor Stores Corp.*	950	(4,940)
Harman International Industries, Inc.	370	(5,006)
Hearst-Argyle Television, Inc.	1,230	(5,117)
Royal Caribbean Cruises Ltd.	640	(5,126)
Clear Channel Outdoor — CL A*	1,410	(5,175)
Boyd Gaming Corp.	1,430	(5,334)
Williams-Sonoma, Inc.	590	(5,947)
Macy’s, Inc.	670	(5,963)
Abercrombie & Fitch Co. — Class A	260	(6,188)
Meredith Corp.	380	(6,323)
Garmin Ltd.	300	(6,363)
Signet Jewelers Ltd.	610	(6,985)
Starbucks Corp.*	820	(9,110)
Liberty Media Corp. — Capital*	1,430	(9,981)
Pool Corp.	1,050	(14,070)

Total Consumer Discretionary		(232,470)

ENERGY (1.1)%
Noble Corp.	11	(265)
Massey Energy Co.	30	(304)
El Paso Corp.	110	(687)
Patterson-UTI Energy, Inc.	140	(1,254)
Smith International, Inc.	70	(1,504)
Mariner Energy, Inc.*	230	(1,782)
Arch Coal, Inc.	170	(2,273)
Weatherford International Ltd.*	220	(2,435)
UNIT CORP*	120	(2,510)
Holly Corp.	140	(2,968)
Foundation Coal Holdings, Inc.	210	(3,013)
Patriot Coal Corp.*	930	(3,450)
Hercules Offshore, Inc.*	2,350	(3,713)
Nabors Industries Ltd.*	450	(4,496)
Newfield Exploration Co.*	200	(4,540)
Forest Oil Corp.*	360	(4,734)
Key Energy Services, Inc.*	1,660	(4,781)
Helix Energy Solutions Group, Inc.*	970	(4,986)
Quicksilver Resources, Inc.*	910	(5,041)
BJ Services Co.	510	(5,075)

 6

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Pioneer Natural Resources Co.	310	$(5,106)
Tetra Technologies, Inc.*	1,590	(5,168)
SandRidge Energy, Inc.*	810	(5,338)
W&T Offshore, Inc.	870	(5,351)
Tesoro Corp.	430	(5,792)
Valero Energy Corp.	330	(5,907)
Exterran Holdings, Inc.*	370	(5,927)
Williams Cos., Inc.	540	(6,145)
Rowan Companies, Inc.	540	(6,464)
Global Industries Ltd.*	1,740	(6,682)
Teekay Corp.	560	(7,969)
Frontier Oil Corp.	660	(8,441)
Baker Hughes, Inc.	440	(12,562)
Denbury Resources, Inc.*	2,080	(30,909)
Suncor Energy, Inc.	3,570	(79,290)

Total Energy		(256,862)

CONSUMER STAPLES (1.2)%
ConAgra Foods, Inc.	130	(2,193)
PepsiCo/NC, Inc.	50	(2,574)
Central European Distribution Corp.*	380	(4,089)
Rite Aid Corp.*	12,080	(4,228)
Bare Escentuals, Inc.*	1,100	(4,510)
Bunge Ltd.	80	(4,532)
Smithfield Foods, Inc.*	770	(7,284)
NBTY, Inc.*	550	(7,744)
Safeway, Inc.	420	(8,480)
SUPERVALU INC.	600	(8,568)
Tyson Foods, Inc. — Class A	970	(9,108)
Whole Foods Market, Inc.	570	(9,576)
Herbalife Ltd.	730	(10,935)
Hormel Foods Corp.	350	(11,098)
Energizer Holdings, Inc.*	230	(11,429)
Coca — Cola Enterprises	930	(12,267)
Estee Lauder Cos., Inc. - Class A	550	(13,558)
Reynolds American, Inc.	400	(14,336)
Avon Products, Inc.	820	(15,769)
Constellation Brands, Inc. — Class A*	1,550	(18,445)
Sara Lee Corp.	2,370	(19,150)
Del Monte Foods Co.	3,760	(27,410)
Walgreen Co.	1,470	(38,161)

Total Consumer Staples		(265,444)

		Market
	Shares	Value

UTILITIES (1.2)%
American Electric Power Co., Inc.	50	$(1,263)
MDU Resources Group, Inc.	140	(2,259)
Atmos Energy Corp.	110	(2,543)
Reliant Energy, Inc.*	1,750	(5,582)
Dynegy, Inc. — Class A*	4,330	(6,105)
Ameren Corp.	340	(7,885)
Great Plains Energy, Inc.	630	(8,486)
Constellation Energy Group, Inc.	450	(9,297)
Calpine Corp.*	1,390	(9,466)
Integrys Energy Group, Inc.	370	(9,635)
CMS Energy Corp.	840	(9,946)
Edison International	400	(11,524)
Energen Corp.	400	(11,652)
Mirant Corp.*	1,040	(11,856)
AES Corp.*	2,090	(12,143)
NV Energy Inc	1,710	(16,057)
Allegheny Energy, Inc.	780	(18,073)
Oneok, Inc.	810	(18,330)
NiSource, Inc.	2,490	(24,402)
OGE Energy Corp.	1,090	(25,964)
Alliant Energy Corp.	1,080	(26,665)
Pinnacle West Capital Corp.	1,060	(28,154)

Total Utilities		(277,287)

INDUSTRIALS (1.4)%
KBR, Inc.	10	(138)
Carlisle Companies, Inc.	10	(196)
Aircastle Ltd.	180	(837)
General Dynamics Corp.	50	(2,079)
SunPower Corp.*	90	(2,140)
Avery Dennison Corp.	100	(2,234)
Rockwell Collins, Inc.	70	(2,285)
Alexander & Baldwin, Inc.	160	(3,045)
Continental Airlines, Inc.*	350	(3,084)
Manitowoc Co., Inc.	1,210	(3,957)
Goodrich Corp.	110	(4,168)
Boeing Co.	120	(4,270)
General Cable Corp.*	220	(4,360)
HNI Corp.	450	(4,680)
Terex Corp*	510	(4,718)
Delta Air Lines, Inc.*	840	(4,729)
Graco, Inc.	280	(4,780)
McDermott International, Inc.*	360	(4,820)
Textron, Inc.	850	(4,879)
Hertz Global Holdings, Inc.*	1,260	(4,952)
Trinity Industries, Inc.	550	(5,027)

 7

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Oshkosh Corp.	750	$(5,055)
Cooper Industries Ltd. — Class A	200	(5,172)
Avis Budget Group, Inc.*	5,690	(5,178)
Joy Global Inc.	260	(5,538)
USG Corp.*	770	(5,860)
Bucyrus International, Inc. — Class A	390	(5,920)
AGCO Corp.*	310	(6,076)
Caterpillar, Inc.	220	(6,151)
BE Aerospace, Inc.*	720	(6,242)
WESCO International, Inc.*	350	(6,342)
AMR Corp.*	2,010	(6,412)
Harsco Corp.	290	(6,429)
Robert Half International, Inc.	370	(6,597)
Rockwell Automation, Inc.	310	(6,770)
United Rentals, Inc.*	1,650	(6,947)
Deere & Co.	220	(7,231)
Thomas & Betts Corp.*	290	(7,256)
Ingersoll-Rand Company Ltd. — Class A	550	(7,590)
Steelcase, Inc. — Class A	1,520	(7,615)
Con-way Inc.	430	(7,710)
Masco Corp.	1,140	(7,957)
Spirit Aerosystems Holdings, Inc. — Class A*	800	(7,976)
Monster Worldwide, Inc.*	1,030	(8,395)
Corrections Corp. of America*	690	(8,839)
Crane Co.	590	(9,959)
Corporate Executive Board Co.	750	(10,875)
General Electric Co.	1,110	(11,222)
Tyco International Ltd.	800	(15,648)
FedEx Corp.	380	(16,906)
Southwest Airlines Co.	3,760	(23,801)

Total Industrials		(321,047)

TELECOMMUNICATION SERVICES (1.7)%
Qwest Communications International, Inc	80	(274)
Crown Castle International Corp.*	150	(3,061)
Level 3 Communications, Inc.*	7,860	(7,231)
NII Holdings, Inc.*	690	(10,350)
Sprint Nextel Corp.*	3,050	(10,889)

		Market
	Shares	Value

CenturyTel, Inc.	12,630	$(355,156)

Total Telecommunication Services		(386,961)

HEALTH CARE (1.8)%
PerkinElmer, Inc.	70	(894)
Idexx Laboratories, Inc.*	60	(2,075)
McKesson Corp.	100	(3,504)
Patterson Cos., Inc.*	210	(3,961)
WellCare Health Plans, Inc.*	450	(5,062)
Amylin Pharmaceuticals, Inc.*	460	(5,405)
Tenet Healthcare Corp.*	4,680	(5,429)
Health Management Associates, Inc. — Class A*	2,170	(5,599)
Brookdale Senior Living Inc.	1,150	(5,807)
Health Net, Inc.*	410	(5,937)
Eli Lilly & Co.	190	(6,348)
Charles River Laboratories International, Inc.*	240	(6,530)
BioMarin Pharmaceuticals, Inc.*	530	(6,545)
Sepracor, Inc.*	480	(7,037)
CIGNA Corp.	440	(7,740)
Coventry Health Care Inc*	600	(7,764)
King Pharmaceuticals, Inc.*	1,120	(7,918)
Mednax, Inc.*	270	(7,957)
Forest Laboratories, Inc.*	380	(8,345)
Waters Corp.*	230	(8,498)
Intuitive Surgical, Inc.*	90	(8,582)
Aetna, Inc.	370	(9,002)
Wellpoint, Inc.*	250	(9,492)
Hospira, Inc.*	320	(9,875)
Community Health Systems, Inc.*	650	(9,971)
Hill-Rom Holdings, Inc.	1,040	(10,286)
UnitedHealth Group, Inc.	510	(10,674)
Zimmer Holdings, Inc.*	300	(10,950)
IMS Health Inc	900	(11,223)
Humana, Inc.*	460	(11,997)
Inverness Medical Innovations, Inc.*	480	(12,782)
VCA Antech, Inc.*	620	(13,981)
CooperCompanies, Inc.	540	(14,278)
Kinetic Concepts, Inc.*	690	(14,573)
Boston Scientific Corp.*	1,970	(15,662)
Life Technologies Corp.*	540	(17,539)
Hologic, Inc.*	1,630	(21,337)
Pfizer Inc.	2,328	(31,707)

 8

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Merck & Company, Inc.	1,270	$(33,973)

Total Health Care		(396,239)

INFORMATION TECHNOLOGY (1.9)%
Akamai Technologies, Inc.*	20	(388)
Sanmina-SCI Corp.*	2,640	(805)
Novell, Inc.*	290	(1,235)
VeriFone Holdings, Inc.*	190	(1,292)
Rambus, Inc.*	160	(1,514)
Yahoo!, Inc.*	140	(1,793)
Riverbed Technology, Inc.*	210	(2,747)
ON Semiconductor Corp.*	720	(2,808)
Marvell Technology Group Ltd.*	320	(2,931)
Genpact Ltd.*	360	(3,190)
Novellus Systems, Inc.*	250	(4,157)
Lexmark International, Inc. — Class A*	250	(4,217)
Agilent Technologies, Inc.*	280	(4,304)
NVIDIA CORP*	500	(4,930)
Unisys Corp.*	9,360	(4,961)
Tellabs, Inc.*	1,150	(5,267)
MEMC Electronic Materials, Inc.*	320	(5,277)
Dell, Inc.*	600	(5,688)
Arrow Electronics, Inc.*	310	(5,909)
Lam Research Corp.*	260	(5,920)
Applied Materials, Inc.	560	(6,020)
Intersil Corporation — CL A	550	(6,325)
CommScope, Inc.*	560	(6,362)
JDS Uniphase Corp.*	1,960	(6,370)
Nuance Communications, Inc.*	590	(6,407)
VMware, Inc.*	280	(6,614)
Teradyne, Inc.*	1,600	(7,008)
Ciena Corp.*	910	(7,080)
EchoStar Corp. — Class A*	480	(7,118)
eBay, Inc.*	620	(7,787)
ADC Telecommunications, Inc.*	1,810	(7,946)
Fairchild Semiconductor International, Inc.*	2,190	(8,169)
LSI Logic Corp.*	2,750	(8,360)
Brocade Communications Systems, Inc.*	2,430	(8,383)
Kla-Tencor Corp.	420	(8,400)
Jabil Circuit, Inc.	1,560	(8,674)
Texas Instruments, Inc.	540	(8,915)
Seagate Technology	1,510	(9,075)
NCR Corp.*	1,180	(9,381)
Autodesk, Inc.*	590	(9,918)

		Market
	Shares	Value

Tyco Electronics Ltd.	920	$(10,157)
Electronic Arts, Inc.*	570	(10,368)
SanDisk Corp.*	870	(11,005)
International Rectifier Corp.*	840	(11,348)
Cadence Design Systems, Inc.*	2,710	(11,382)
Vishay Intertechnology, Inc.*	3,280	(11,414)
DST Systems, Inc.*	330	(11,425)
Convergys Corp.*	1,450	(11,716)
Motorola, Inc.	2,790	(11,802)
Xerox Corp.	2,790	(12,695)
Advanced Micro Devices, Inc.*	4,220	(12,871)
Corning, Inc.	1,010	(13,403)
Micron Technology, Inc.*	3,400	(13,804)
Sun Microsystems, Inc.*	1,890	(13,835)
NetApp, Inc.*	1,010	(14,988)
Acxiom Corp.	2,200	(16,280)

Total Information Technology		(422,138)

FINANCIALS (2.0)%
Astoria Financial Corp.	30	(276)
Synovus Financial Corp.	140	(455)
Wilmington Trust Corp.	50	(484)
Franklin Resources, Inc.	10	(539)
Colonial BancGroup, Inc.	840	(756)
Apartment Investment & Management Co. — Class A	180	(986)
Kimco Realty Corp.	150	(1,143)
Lincoln National Corp.	200	(1,338)
Jones Lang LaSalle, Inc.	60	(1,396)
Prudential Financial, Inc.	90	(1,712)
CNA Financial Corp.	190	(1,740)
SLM Corp.*	360	(1,782)
HRPT Properties Trust	560	(1,786)
NYSE Euronext	110	(1,969)
Unitrin, Inc.	150	(2,097)
Duke Realty Corp.	390	(2,145)
Hospitality Properties Trust	180	(2,160)
Brandywine Realty Trust	760	(2,166)
AMB Property Corp.	160	(2,304)
East West Bancorp, Inc.	540	(2,468)
Host Hotels & Resorts, Inc.	630	(2,470)
Jefferies Group, Inc.	190	(2,622)
JPMorgan Chase & Co.	100	(2,658)
Janus Capital Group, Inc.	400	(2,660)
Assurant, Inc.	130	(2,831)
Principal Financial Group, Inc.	370	(3,027)
CIT Group, Inc.	1,080	(3,078)

 9

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

CB Richard Ellis Group, Inc. — Class A*	770	$(3,103)
ProLogis	480	(3,120)
Goldman Sachs Group, Inc.	30	(3,181)
Waddell & Reed Financial, Inc. — Class A	180	(3,253)
CapitalSource, Inc.	2,770	(3,379)
MGIC Investment Corp.	2,400	(3,408)
Genworth Financial, Inc. — Class A	1,810	(3,439)
SL Green Realty Corp.	320	(3,456)
E*Trade Financial Corp.*	2,720	(3,482)
Popular, Inc.	1,600	(3,488)
American Capital Ltd.	1,870	(3,497)
BRE Properties, Inc.	180	(3,533)
Zions Bancorporation	360	(3,539)
Whitney Holding Corp.	310	(3,549)
Forest City Enterprises, Inc. — Class A	990	(3,564)
Webster Financial Corp.	850	(3,612)
Protective Life Corp.	690	(3,623)
MBIA, Inc.*	810	(3,710)
Hartford Financial Services Group, Inc.	480	(3,768)
American Express Co.	280	(3,816)
Huntington Bancshares, Inc.	2,300	(3,818)
Moody’s Corp.	170	(3,896)
Developers Diversified Realty Corp.	1,880	(4,004)
American International Group, Inc.	4,070	(4,070)
CBL & Associates Properties, Inc.	1,730	(4,083)
General Growth Properties, Inc.	5,870	(4,168)
Affiliated Managers Group, Inc.*	100	(4,171)
First Horizon National Corp.	390	(4,191)
Legg Mason, Inc.	280	(4,452)
Morgan Stanley	200	(4,554)
Allied Capital Corp.	2,930	(4,659)
Fifth Third Bancorp	1,780	(5,198)
Marshall & Ilsley Corp.	1,010	(5,686)
Conseco, Inc.*	6,230	(5,732)
MF Global Ltd.*	1,360	(5,753)
Regions Financial Corp.	1,380	(5,879)
iStar Financial, Inc.	2,140	(6,013)
KeyCorp	860	(6,768)
Student Loan Corp.	160	(6,950)
Bank of America Corp.	1,040	(7,093)
GLG Partners, Inc.	2,760	(7,838)
Capital One Financial Corp.	730	(8,935)

		Market
	Shares	Value

XL Capital	1,710	$(9,337)
SunTrust Banks, Inc.	1,070	(12,562)
Comerica, Inc.	840	(15,380)
TD Ameritrade Holding Corp.*	3,590	(49,578)
M&T Bank Corp.	2,810	(127,124)

Total Financials		(450,460)

Total Common Stocks Sold Short (Proceeds $3,203,963)		(3,117,141)

Other Assets in Excess of Liabilities – 42.2%		$9,510,848

Net Assets – 100.0%		$22,542,985

		Unrealized
	Contracts	Gain

Futures Contracts Purchased
June 2009 S&P MidCap 400
Index Mini Futures Contracts (Aggregate Market Value of Contracts $1,213,750)	25	$139,263
June 2009 Nikkei-225 Stock Average Index Futures Contracts
(Aggregate Market Value of Contracts $461,450)	11	74,108
June 2009 Dow Jones STOXX 50 Futures Contracts
(Aggregate Market Value of Contracts $470,519)	20	14,464
June 2009 Russell 2000 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $879,270)	21	7,850

(Total Aggregate Market Value of Contracts $3,024,989)		$235,685

Currency Futures Contracts Sold Short
June 2009 U.S. Dollar Index Futures Contracts
(Aggregate Market Value of Contracts $858,600)	10	$27,958

(Total Aggregate Market Value of Contracts $858,600)		$27,958

 10

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Unrealized
	Contracts	Loss

Futures Contracts Sold Short
June 2009 S&P 500 Index Futures Mini Contracts
(Aggregate Market Value of Contracts $1,107,400)	28	$(10,226)

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S.

Government Agencies.

§	All or a portion of this security is pledged as short security collateral at March 31, 2009.

REIT – Real Estate Investment Trust.

ADR – American Depository Receipt.

 11

VARIABLE ANNUITY ALTERNATIVE STRATEGIES ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

MUTUAL FUNDS †† 80.3%
Rydex Variable Trust — Managed Futures Strategy*	53,948	$1,255,920
Rydex Variable Trust — Absolute Return Strategies Fund*	43,379	854,575
Rydex Series — Global Market Neutral Fund — Class H*	29,371	733,102
Rydex Variable Trust — Commodities Strategy Fund*	16,572	168,538
Rydex Variable Trust — Real Estate Fund*	13,129	163,458

Total Mutual Funds (Cost $3,281,825)		3,175,593

CURRENCY EXCHANGE TRADED FUNDS 13.2%
PowerShares DB G10 Currency Harvest Fund	25,439	522,008

Total Currency Exchange Traded Funds (Cost $640,247)		522,008

	Face
	Amount

REPURCHASE AGREEMENT † 5.6%
Credit Suisse Group issued 03/31/09 at 0.15% due 04/01/09	$221,184	221,184

Total Repurchase Agreement (Cost $221,184)		221,184
Total Investments 99.1% (Cost $4,143,256)		$3,918,785

Other Assets in Excess of Liabilities – 0.9%		$34,468

Net Assets – 100.0%		$3,953,253

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Affiliated Funds.

 1

VARIABLE ANNUITY AMERIGO FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 2.4%

FINANCIALS 2.4%
Berkshire Hathaway, Inc. — Class A*	48	$4,161,600

Total Financials		4,161,600

Total Common Stocks (Cost $5,469,634)		4,161,600

CURRENCY EXCHANGE TRADED FUNDS 4.9%
iShares S&P500 Index Fund	44,800	3,566,976
PowerShares DB Agriculture Fund	112,100	2,745,329
PowerShares DB Commodity Index Tracking Fund Co., Inc.	112,100	2,242,000

Total Currency Exchange Traded Funds (Cost $8,388,181)		8,554,305

EXCHANGE TRADED FUNDS 93.6%
UNITED STATES OF AMERICA 63.2%
SPDR Trust, Series 1	245,000	19,462,800
iShares Russell 1000 Growth Index Fund	453,900	15,918,273
PowerShares QQQ	453,900	13,762,248
Vanguard Mid-Cap ETF	223,800	8,828,910
iShares Russell Midcap Growth Index Fund	282,300	8,497,230
iShares Russell Midcap Index Fund	111,900	6,043,719
SPDR S&P Biotech ETF	121,200	5,835,780
DIAMONDS Trust, Series I	76,500	5,807,880
iShares Russell 2000 Index Fund	111,900	4,693,086
Rydex Russell Top 50 ETF†	65,300	4,083,862
Technology Select Sector SPDR Fund	223,800	3,495,756
iShares S&P GSCI Commodity Indexed Trust*	112,100	2,822,678
Vanguard Small-Cap ETF	66,000	2,432,100
Vanguard Materials ETF	44,800	1,967,616
KBW Bank ETF	104,400	1,446,984
Market Vectors-Coal ETF	74,600	1,017,544

		Market
	Shares	Value

iShares Barclays Aggregate Bond Fund	10,000	$1,014,700
PowerShares DB Base Metals Fund*	74,700	985,293
Vanguard Mega Cap 300 Growth ETF	29,800	888,636
Vanguard Mega Cap 300 ETF	29,800	831,122
Vanguard Mega Cap 300 Value ETF	29,800	762,284

Total United States of America		110,598,501

INTERNATIONAL 9.4%
iShares MSCI Emerging Markets Index Fund	533,300	13,231,173
Vanguard Emerging Markets ETF	74,600	1,760,560
SPDR S&P BRIC 40 ETF	93,300	1,378,974

Total International		16,370,707

LATIN AMERICA REGION 7.3%
iShares S&P Latin America 40 Index Fund	496,000	12,717,440

Total Latin America Region		12,717,440

CHINA 4.4%
iShares FTSE/Xinhua China 25 Index Fund	204,400	5,829,488
SPDR S&P China ETF	29,900	1,357,460
iShares S&P Asia 50 Index Fund	18,700	474,232

Total China		7,661,180

GLOBAL 2.3%
iShares S&P Global Materials Sector Index Fund	37,300	1,389,425
iShares S&P Global Energy Sector Index Fund	37,300	988,450
iShares S&P Global Industrials Sector Index Fund	28,000	824,880
SPDR Gold Trust*	8,500	767,380
iShares Silver Trust*	8,500	108,800

Total Global		4,078,935

 1

VARIABLE ANNUITY AMERIGO FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

BRAZIL 2.0%
iShares MSCI Brazil Index Fund	95,100	$3,582,417

Total Brazil		3,582,417

ASIAN PACIFIC REGION 1.6%
SPDR S&P Emerging Asia Pacific ETF	31,700	1,427,768
Vanguard Pacific ETF	37,300	1,402,853

Total Asian Pacific Region		2,830,621

ASIAN PACIFIC REGION EX JAPAN 0.8%
iShares MSCI Pacific ex-Japan Index Fund	56,000	1,379,280

Total Asian Pacific Region ex Japan		1,379,280

TAIWAN 0.5%
iShares MSCI Taiwan Index Fund, Inc.	113,800	918,366

Total Taiwan		918,366

HONG KONG 0.4%
iShares MSCI Hong Kong Index Fund	75,400	766,818

Total Hong Kong		766,818

Total Exchange Traded Funds (Cost $231,756,891)		160,904,265

Total Investments 99.3% (Cost $245,614,706)		$173,620,170

Other Assets in Excess of Liabilities – 0.7%		$1,300,707

Net Assets – 100.0%		$174,920,877

*	Non-Income Producing Security.

†	Affiliated Funds

 2

VARIABLE ANNUITY BANKING FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 87.8%

Credit Suisse Group AG — SP ADR	18,603	$567,205
JPMorgan Chase & Co.	19,231	511,160
Wells Fargo & Co.	35,322	502,985
U.S. Bancorp	33,968	496,272
Bank of America Corp.	71,233	485,809
Barclays PLC — SP ADR	56,333	478,830
HSBC Holdings PLC — SP ADR	13,035	367,848
UBS AG — SP ADR*	38,508	363,130
PNC Financial Services Group, Inc.	10,260	300,515
BB&T Corp.	14,658	248,013
Hudson City Bancorp, Inc.	19,534	228,352
People’s United Financial, Inc.	12,523	225,038
M&T Bank Corp.	4,807	217,469
SunTrust Banks, Inc.	15,552	182,580
New York Community Bancorp, Inc.	15,912	177,737
KeyCorp	22,295	175,462
TFS Financial Corp.	14,063	170,584
Cullen/Frost Bankers, Inc.	3,362	157,812
Commerce Bancshares, Inc.	4,305	156,271
Comerica, Inc.	8,283	151,662
First Horizon National Corp.	13,684	146,970
Capitol Federal Financial	3,848	145,493
BOK Financial Corp.	3,850	133,018
UMB Financial Corp.	2,915	123,858
Associated Banc-Corp.	7,965	122,980
BancorpSouth, Inc.	5,830	121,497
City National Corp.	3,340	112,792
FirstMerit Corp.	6,133	111,621
Valley National Bancorp	8,963	110,872
TCF Financial Corp.	9,267	108,980
Bank of Hawaii Corp.	3,270	107,845
Westamerica Bancorporation	2,300	104,788
Washington Federal, Inc.	7,749	102,984
Marshall & Ilsley Corp.	18,239	102,686
Prosperity Bancshares, Inc.	3,754	102,672
NewAlliance Bancshares, Inc.	8,679	101,891
Trustmark Corp.	5,423	99,675
Signature Bank*	3,507	99,003
Hancock Holding Co.	2,974	93,027
First Financial Bankshares, Inc.	1,930	92,968
First Citizens BancShares, Inc. — Class A	704	92,787
Glacier Bancorp, Inc.	5,904	92,752
First Niagara Financial Group, Inc.	8,403	91,593
Fulton Financial Corp.	13,696	90,804

		Market
	Shares	Value

Ocwen Financial Corp.*	7,550	$86,297
Park National Corp.	1,542	85,967
Whitney Holding Corp.	6,957	79,658
Zions Bancorporation	8,041	79,043
IBERIABANK Corp.	1,720	79,017
Astoria Financial Corp.	8,353	76,764
Northwest Bancorp, Inc.	4,447	75,154
Investors Bancorp, Inc.*	8,713	73,799
First Commonwealth Financial Corp.	8,200	72,734
FNB Corp.	9,405	72,136
Susquehanna Bancshares, Inc.	7,693	71,776
NBT Bancorp, Inc.	3,274	70,849
Old National Bancorp	6,301	70,382
WesBanco, Inc.	3,060	69,860
United Bankshares, Inc.	4,003	69,012
Bancfirst Corp.	1,850	67,340
Pinnacle Financial Partners, Inc.*	2,832	67,147
SVB Financial Group*	3,355	67,134
Umpqua Holding Corp.	7,283	65,984
Brookline Bancorp, Inc.	6,850	65,075
National Penn Bancshares, Inc.	7,811	64,831
Provident Financial Services, Inc.	5,874	63,498
Community Bank System, Inc.	3,734	62,545
Chemical Financial Corp.	2,952	61,431
S&T Bancorp, Inc.	2,880	61,085
PrivateBancorp, Inc.	4,162	60,183
Wilmington Trust Corp.	5,950	57,656
Cathay General Bancorp	5,431	56,645
CVB Financial Corp.	8,524	56,514
Community Trust Bancorp, Inc.	2,093	55,988
TrustCo Bank Corp.	9,164	55,167
MB Financial Corp.	4,009	54,522
First Midwest Bancorp, Inc.	6,196	53,224
Tompkins Financial Corp.	1,224	52,632
PacWest Bancorp	3,424	49,066
TowneBank	3,002	49,023
First Bancorp Puerto Rico	10,424	44,406
International Bancshares Corp.	5,528	43,118
Pacific Capital Bancorp	5,240	35,475
Harleysville National Corp.	5,614	34,021
East-West Bancorp, Inc.	7,291	33,320

Total Common Stocks (Cost $10,525,071)		11,347,768

Total Investments 87.8% (Cost $10,525,071)		$11,347,768

Other Assets in Excess of Liabilities – 12.2%		$1,578,869

Net Assets – 100.0%		$12,926,637

*	Non-Income Producing Security.

ADR – American Depository Receipt.

 1

VARIABLE ANNUITY BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 101.8%

BHP Billiton Ltd. — SP ADR	24,718	$1,102,423
Rio Tinto PLC — SP ADR	6,284	842,433
Monsanto Co.	10,059	835,903
Cia Vale do Rio Doce — SP ADR	58,400	776,720
Goldcorp, Inc.	19,192	639,477
Potash Corporation of Saskatchewan	7,620	615,772
Barrick Gold Corp.	18,498	599,705
Praxair, Inc.	8,830	594,171
ArcelorMittal	29,412	589,417
Freeport-McMoRan Copper & Gold, Inc.	14,768	562,809
The Mosaic Co.	13,296	558,166
Rohm & Haas Co.	7,057	556,374
Newmont Mining Corp.	12,411	555,516
Syngenta AG — SP ADR	13,470	540,282
E.I. du Pont de Nemours and Co.	23,742	530,159
Southern Copper Corp.	28,815	501,957
AngloGold Ashanti Ltd. — SP ADR	13,634	501,186
Air Products & Chemicals, Inc.	7,578	426,263
Kinross Gold Corp.	23,815	425,574
Nucor Corp.	10,708	408,724
Agnico-Eagle Mines Ltd.	6,663	379,258
Cia de Minas Buenaventura SA — SP ADR	14,730	353,225
Gold Fields Ltd. — SP ADR	30,901	350,417
Ecolab, Inc.	9,940	345,216
Yamana Gold, Inc.	36,688	339,364
CF Industries Holdings, Inc.	4,290	305,148
Agrium, Inc.*	8,377	299,813
PPG Industries, Inc.	7,939	292,949
Weyerhaeuser Co.	10,342	285,129
Randgold Resources Ltd. — SP ADR	5,170	280,990
Alcoa, Inc.	36,766	269,862
Dow Chemical Co.	31,911	269,010
Sigma-Aldrich Corp.	7,118	268,989
Ball Corp.	6,014	261,008
Crown Holdings, Inc.*	11,259	255,917
Harmony Gold Mining Co. Ltd. — SP ADR*	23,160	253,370
Gerdau SA — SP ADR	45,590	249,377
Terra Industries, Inc.	8,870	249,158
Vulcan Materials Co.	5,606	248,290
Eldorado Gold Corp.*	26,355	237,195
Cemex SA de CV — SP ADR*	37,420	233,875
Martin Marietta Materials, Inc.	2,763	219,106

		Market
	Shares	Value

Iamgold Corp.	25,620	$219,051
Sociedad Quimica y Minera de
Chile SA — SP ADR	8,120	215,667
FMC Corp.	4,922	212,335
Silver Wheaton Corp.*	23,804	195,907
International Flavors &
Fragrances, Inc.	6,390	194,639
Airgas, Inc.	5,737	193,968
Reliance Steel & Aluminum Co.	7,183	189,128
Scotts Miracle-Gro Co. — Class A	5,400	187,380
Lubrizol Corp.	5,384	183,110
Silgan Holdings, Inc.	3,469	182,261
Valspar Corp.	8,980	179,331
Nalco Holding Co.	13,699	179,046
AptarGroup, Inc.	5,739	178,712
Celanese Corp.	13,265	177,353
Sealed Air Corp.	12,749	175,936
Albemarle Corp.	8,020	174,595
Allegheny Technologies, Inc.	7,904	173,335
MeadWestvaco Corp.	14,215	170,438
Eastman Chemical Co.	6,329	169,617
Bemis Co.	8,064	169,102
Compass Minerals
International, Inc.	2,989	168,490
Sonoco Products Co.	7,971	167,232
International Paper Co.	23,604	166,172
United States Steel Corp.	7,441	157,228
Royal Gold, Inc.	3,300	154,308
RPM International, Inc.	12,015	152,951
Owens-Illinois, Inc.*	10,563	152,530
Cliffs Natural Resources Inc	8,377	152,126
Pan American Silver Corp.*	8,290	144,412
Pactiv Corp.*	9,506	138,693
Commercial Metals Co.	11,740	135,597
Intrepid Potash, Inc.*	7,180	132,471
Steel Dynamics, Inc.	14,974	131,921
Packaging Corporation of America	9,983	129,979
Silver Standard Resources, Inc.*	7,050	113,646
Titanium Metals Corp.	19,141	104,701

Total Common Stocks (Cost $19,706,450)		24,433,066

 1

VARIABLE ANNUITY BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT † 0.8%
Credit Suisse Group Issued 03/31/09 at 0.15% due 04/01/09	$188,690	$188,690

Total Repurchase Agreement (Cost $188,690)		188,690

Total Investments 102.5%
(Cost $19,895,140)		$24,621,755

Liabilities in Excess of Other
Assets – (2.5)%		$(612,218)

Net Assets – 100.0%		$24,009,537

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

ADR	– American Depository Receipt

 2

VARIABLE ANNUITY BEROLINA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 2.1%

FINANCIALS 2.1%
Berkshire Hathaway, Inc. — Class A*	9	$780,300

Total Financials		780,300

Total Common Stocks (Cost $1,230,116)		780,300

CURRENCY EXCHANGE TRADED FUNDS 2.6%
PowerShares DB Agriculture Fund*	18,400	450,616
PowerShares DB
Commodity Index
Tracking Fund Co., Inc.*	18,400	368,000
iShares Barclays Credit
Bond Fund	1,700	154,632

Total Currency Exchange Traded Funds (Cost $944,022)		973,248

EXCHANGE TRADED FUNDS 92.4%
UNITED STATES OF AMERICA 55.8%
iShares iBoxx $Investment Grade Corporate Bond Fund	31,500	2,964,780
iShares Barclays Aggregate Bond Fund	20,000	2,029,400
iShares iBoxx $High Yield Corporate Bond Fund	29,700	2,013,660
SPDR Barclays Capital High Yield Bond ETF	66,500	1,957,760
SPDR S&P Biotech ETF	38,500	1,853,775
Vanguard Mid-Cap ETF	22,000	867,900
iShares Russell 1000 Growth Index Fund	24,100	845,187
PowerShares QQQ	24,100	730,712
Consumer Staples Select Sector SPDR Fund	32,700	689,970
SPDR Trust, Series 1	8,600	683,184
Vanguard Growth ETF	15,700	586,552
Vanguard Large-Cap ETF	15,500	558,310
Rydex Russell Top 50 ETF†	7,900	494,066
Materials Select Sector SPDR Fund	20,700	459,747
iShares Russell 2000 Index Fund	10,400	436,176
Vanguard Mega Cap 300 Growth ETF	13,000	387,660
Vanguard Small-Cap ETF	10,400	383,240
Technology Select Sector SPDR Fund	24,100	376,442

		Market
	Shares	Value

Vanguard Mega Cap 300 ETF	13,000	$362,570
iShares Dow Jones US Oil Equipment & Services Index Fund	13,400	338,216
KBW Bank ETF	24,100	334,026
Market Vectors-Coal ETF	24,100	328,724
Vanguard Mega Cap 300 Value ETF	10,300	263,474
PowerShares DB Base Metals Fund*	18,400	242,696
Vanguard Total Bond Market ETF	1,700	131,155
BlackRock Floating Rate Income Strategies Fund Inc	10,500	94,080
Eaton Vance Floating-Rate Income Trust	10,500	86,730
BlackRock Floating Rate
Income Strategies Fund II Inc	10,500	84,105
Pioneer Floating Rate Trust	10,500	76,755
BlackRock Corporate High Yield Fund VI, Inc.	10,500	68,355
BlackRock Corporate High Yield Fund V, Inc.	10,500	68,040
Nuveen Floating Rate Income Fund	10,500	61,635
Nuveen Floating Rate
Income Opportunity Fund	10,500	55,440
BlackRock Corporate High Yield Fund, Inc.	10,500	42,840
BlackRock Corporate High Yield Fund III, Inc.	10,500	40,950
Eaton Vance Senior Income Trust	10,500	37,275

Total United States of America		21,035,587

INTERNATIONAL 11.5%
iShares MSCI Emerging Markets Index Fund	115,900	2,875,479
Vanguard Emerging Markets ETF	36,100	851,960
SPDR S&P BRIC 40 ETF	40,300	595,634

Total International		4,323,073

LATIN AMERICA REGION 6.6%
iShares S&P Latin America 40 Index Fund	97,000	2,487,080

Total Latin America Region		2,487,080

CHINA 6.0%
SPDR S&P China ETF	23,100	1,048,740

 1

VARIABLE ANNUITY BEROLINA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

iShares FTSE/Xinhua China
25 Index Fund	31,300	$892,676
iShares S&P Asia 50 Index Fund	12,700	322,072

Total China		2,263,488

GLOBAL 5.0%
iShares S&P Global
Materials Sector Index Fund	16,200	603,450
Vanguard Short-Term Bond ETF	5,200	409,760
iShares S&P Global
Industrials Sector Index Fund	12,100	356,466
iShares S&P Global Energy
Sector Index Fund	11,700	310,050
SPDR Gold Trust*	1,500	135,420
Western Asset High Income Fund II, Inc.	10,500	57,540
iShares Silver Trust*	1,500	19,200

Total Global		1,891,886

ASIAN PACIFIC REGION EX JAPAN 2.5%
iShares MSCI Pacific ex-Japan Index Fund	38,200	940,866

Total Asian Pacific Region ex Japan		940,866

UNITED STATES TREASURY BILL 1.9%
iShares S&P GSCI Commodity Indexed Trust*	27,700	697,486

Total United States Treasury Bill		697,486

ASIAN PACIFIC REGION 1.5%
SPDR S&P Emerging Asia Pacific ETF	12,800	576,512

Total Asian Pacific Region		576,512

BRAZIL 1.2%
iShares MSCI Brazil Index Fund	12,100	455,807

Total Brazil		455,807

HONG KONG 0.4%
iShares MSCI Hong Kong Index Fund	15,500	157,635

Total Hong Kong		157,635

Total Exchange Traded Funds (Cost $49,486,525)		34,829,420

MUTUAL FUNDS 0.8%
First American Treasury Obligations Fund	291,255	291,255

Total Mutual Funds (Cost $291,255)		291,255

		Market
	Shares	Value

CORPORATE BONDS 0.5%
Sunoco, Inc. 4.88% due 10/15/14	216,000	$193,419

Total Corporate Bonds (Cost $186,347)		193,419

Total Investments 98.4% (Cost $52,138,265)		$37,067,642

Other Assets in Excess of Liabilities – 1.6%		$602,420

Net Assets – 100.0%		$37,670,062

*	Non-Income Producing Security.

†	Affiliated Funds

 2

VARIABLE ANNUITY BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 103.3%

Amgen, Inc.*	55,969	$2,771,585
Gilead Sciences, Inc.*	54,436	2,521,476
Celgene Corp.*	37,461	1,663,268
Biogen Idec, Inc.*	30,483	1,597,919
Genzyme Corp.*	24,877	1,477,445
Myriad Genetics, Inc.*	19,954	907,308
Cephalon, Inc.*	11,891	809,777
Vertex Pharmaceuticals, Inc.*	27,316	784,789
Alexion Pharmaceuticals, Inc.*	18,658	702,660
OSI Pharmaceuticals, Inc.*	15,912	608,793
Amylin Pharmaceuticals, Inc.*	42,983	505,050
CV Therapeutics, Inc.*	24,980	496,602
Isis Pharmaceuticals, Inc.*	32,802	492,358
Onyx Pharmaceuticals, Inc.*	17,065	487,206
United Therapeutics Corp.*	7,350	485,761
Alkermes, Inc.*	35,905	435,528
Theravance, Inc.*	24,850	422,450
PDL BioPharma, Inc.	54,348	384,784
InterMune, Inc.*	22,952	377,331
Regeneron Pharmaceuticals, Inc.*	26,695	369,993
Genomic Health, Inc.*	14,639	356,899
BioMarin Pharmaceuticals, Inc.*	28,432	351,135
Seattle Genetics, Inc.*	34,595	341,107
Cubist Pharmaceuticals, Inc.*	20,144	329,556
Cougar Biotechnology, Inc.*	10,156	327,023
Alnylam Pharmaceuticals, Inc.*	16,942	322,576
Acorda Therapeutics, Inc.*	15,352	304,123
Medarex, Inc.*	58,827	301,783
Celera Corp.*	37,482	285,988
Dendreon Corp.*	66,596	279,703
Momenta Pharmaceuticals, Inc.*	24,261	267,114
Allos Therapeutics, Inc.*	40,618	251,019
Martek Biosciences Corp.*	13,728	250,536
GTx, Inc.*	23,258	246,070
Cepheid, Inc.*	33,885	233,806
Osiris Therapeutics, Inc.*	15,725	217,005
Enzon Pharmaceuticals, Inc.*	32,549	197,572
Emergent Biosolutions, Inc.*	14,579	196,962
Savient Pharmaceuticals, Inc.*	37,655	186,392
Geron Corp.*	41,423	185,161
Pharmasset, Inc.*	18,565	182,123
Maxygen Inc.*	25,899	176,113
Rigel Pharmaceuticals, Inc.*	27,837	170,919
Incyte Corp.*	70,025	163,859
Progenics Pharmaceuticals, Inc.*	24,414	160,888
Arena Pharmaceuticals, Inc.*	52,915	159,274

		Market
	Shares	Value

NPS Pharmaceuticals, Inc.*	35,767	$150,221
Human Genome Sciences, Inc.*	100,870	83,722

Total Common Stocks (Cost $22,631,442)		24,980,732

Total Investments 103.3% (Cost $22,631,442)		$24,980,732

Liabilities in Excess of Other
Assets – (3.3)%		$(800,252)

Net Assets – 100.0%		$24,180,480

*	Non-Income Producing Security.

 1

VARIABLE ANNUITY CLERMONT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 2.1%

FINANCIALS 2.1%
Berkshire Hathaway, Inc. — Class A*	10	$867,000

Total Financials		867,000

Total Common Stocks (Cost $1,031,134)		867,000

CURRENCY EXCHANGE TRADED FUNDS 1.4%
PowerShares DB Agriculture Fund*	9,200	225,308
PowerShares DB Commodity
Index Tracking Fund Co., Inc.*	9,200	184,000
iShares Barclays Credit Bond Fund	1,900	172,824
iShares S&P500 Growth
Index Fund	100	4,186
iShares S&P500 Value Index Fund	100	3,720

Total Currency Exchange Traded Funds (Cost $584,619)		590,038

EXCHANGE TRADED FUNDS 96.6%
UNITED STATES OF AMERICA 77.9%
iShares Barclays Aggregate Bond Fund	51,300	5,205,411
Vanguard Total Bond Market ETF	57,400	4,428,410
iShares iBoxx $Investment Grade Corporate Bond Fund	46,300	4,357,756
SPDR Trust, Series 1	51,600	4,099,104
iShares iBoxx $High Yield Corporate Bond Fund	55,600	3,769,680
SPDR Barclays Capital High Yield Bond ETF	58,900	1,734,016
iShares Russell 1000 Growth Index Fund	38,800	1,360,716
PowerShares QQQ	38,800	1,176,416
SPDR S&P Biotech ETF	18,500	890,775
Vanguard Mid-Cap ETF	18,900	745,605

		Market
	Shares	Value

iShares S&P GSCI Commodity Indexed Trust*	25,700	$647,126
Technology Select Sector SPDR Fund	38,800	606,056
DIAMONDS Trust, Series I	7,400	561,808
iShares Russell 2000 Index Fund	11,100	465,534
Vanguard Mega Cap 300 Growth ETF	14,700	438,354
Vanguard Mega Cap 300 ETF	14,700	409,983
Vanguard Small-Cap ETF	11,100	409,035
iShares Russell Midcap Index Fund	7,400	399,674
Vanguard Mega Cap 300 Value ETF	14,700	376,026
SPDR KBW Bank ETF	18,300	253,638
Rydex Russell Top 50 ETF†	3,700	231,398
Market Vectors-Coal ETF	12,800	174,592
PowerShares DB Base Metals Fund*	9,200	121,348
iShares Barclays 3-7 Year
Treasury Bond Fund	700	80,402
iShares Barclays 7-10 Year
Treasury Bond Fund	700	67,613

Total United States of America		33,010,476

GLOBAL 7.0%
Vanguard Short-Term Bond ETF	34,500	2,718,600
Vanguard Intermediate-Term Bond ETF	1,900	145,578
SPDR Gold Trust*	900	81,252
iShares Silver Trust*	900	11,520

Total Global		2,956,950

INTERNATIONAL 4.8%
iShares MSCI Emerging Markets Index Fund	42,300	1,049,463
Vanguard Emerging Markets ETF	42,300	998,280
Vanguard FTSE All-World ex-US ETF	100	2,812

Total International		2,050,555

 1

VARIABLE ANNUITY CLERMONT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

LATIN AMERICA REGION 3.5%
iShares S&P Latin America 40 Index Fund	58,600	$1,502,504

Total Latin America Region		1,502,504

ASIAN PACIFIC REGION 2.1%
Vanguard Pacific ETF	18,300	688,263
SPDR S&P Emerging Asia Pacific ETF	4,800	216,192

Total Asian Pacific Region		904,455

CHINA 0.8%
SPDR S&P China ETF	4,800	217,920
iShares S&P Asia 50 Index Fund	4,800	121,728

Total China		339,648

HONG KONG 0.3%
iShares MSCI Hong Kong Index Fund	11,000	111,870

Total Hong Kong		111,870

BRAZIL 0.2%
SPDR S&P BRIC 40 ETF	4,800	70,944

Total Brazil		70,944

Total Exchange Traded Funds (Cost $49,515,242)		40,947,402

MUTUAL FUNDS 0.7%
First American Treasury Obligations Fund	298,140	298,140

Total Mutual Funds (Cost $298,141)		298,140

	Face	Market
	Amount	Value

CORPORATE BONDS 0.5%
Sunoco, Inc. 4.88% due 10/15/14	$237,000	$212,224

Total Corporate Bonds (Cost $204,464)		212,224

Total Investments 101.3%
(Cost $51,633,600)		$42,914,804

Liabilities in Excess of Other
Assets – (1.3)%		$(545,725)

Net Assets – 100.0%		$42,369,079

*	Non-Income Producing Security.

†	Affiliated Funds

 2

VARIABLE ANNUITY COMMODITIES STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

EXCHANGE TRADED FUNDS 16.6%
iShares S&P GSCI
Commodity Indexed
Trust*	117,202	$2,951,146

Total Exchange Traded Funds (Cost $2,945,892)		2,951,146

	Face
	Amount

FEDERAL AGENCY DISCOUNT NOTES 8.4%
Federal Home Loan Bank**
0.04% due 04/01/09	$1,000,000	1,000,000
Freddie Mac***
0.12% due 04/17/09	500,000	499,973

Total Federal Agency Discount Notes (Cost $1,499,973)		1,499,973

STRUCTURED NOTES 31.4% ‡
Credit Suisse Securities
(USA) LLC, S&P GSCI
Total Return Linked Notes at 1.00% due 02/24/10	3,996,487	4,343,262
Swedish Export Credit Corp.,
S&P GSCI Total Return
Linked Notes at 0.98% due 03/11/10	875,000	1,238,353

Total Structured Notes (Cost $4,871,487)		5,581,615

REPURCHASE AGREEMENTS† 43.5%
Mizuho Financial Group, Inc.
issued 03/31/09 at 0.16% due 04/01/09	1,997,510	1,997,510
UBS, Inc. issued 03/31/09 at
0.11% due 04/01/09	1,997,510	1,997,510
Morgan Stanley issued
03/31/09 at 0.05% due
04/01/09	1,997,510	1,997,510

	Face	Market
	Amount	Value

Credit Suisse Group issues
03/31/09 at 0.15% due
04/01/09	$1,748,808	$1,748,808

Total Repurchase Agreements (Cost $7,741,338)		7,741,338

Total Investments 99.9% (Cost $17,058,690)		$17,774,072

Other Assets in Excess of Liabilities – 0.1%		$20,249

Net Assets – 100.0%		$17,794,321

*	Non-Income Producing Security.

**	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

***	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

Structured Notes are leveraged, providing an exposure to the underlying benchmark greater than the face amount.

‡	The total exposure to the Benchmark is $15,324,589 as of

March 31, 2009.

 1

VARIABLE ANNUITY CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.2%

Procter & Gamble Co.	25,231	$1,188,128
Coca-Cola Co.	25,412	1,116,857
PepsiCo, Inc.	19,067	981,569
Philip Morris International, Inc.	24,685	878,292
Altria Group, Inc.	38,366	614,623
Colgate-Palmolive Co.	9,901	583,961
Unilever NV	29,639	580,924
Kraft Foods, Inc.	24,688	550,296
Diageo PLC — SP ADR	11,967	535,523
Archer-Daniels-Midland Co.	16,710	464,204
Kimberly-Clark Corp.	9,799	451,832
General Mills, Inc.	8,103	404,178
Sysco Corp.	17,571	400,619
Kroger Co.	17,836	378,480
Kellogg Co.	10,098	369,890
Lorillard, Inc.	5,752	355,129
Reynolds American, Inc.	9,391	336,573
H.J. Heinz Co.	10,164	336,022
Campbell Soup Co.	11,892	325,365
Bunge Ltd.	5,692	322,452
Avon Products, Inc.	15,798	303,796
Clorox Co.	5,853	301,312
Safeway, Inc.	14,852	299,862
ConAgra Foods, Inc.	17,398	293,504
Coca-Cola Enterprises, Inc.	21,991	290,061
Hershey Co.	7,328	254,648
Pepsi Bottling Group, Inc.	11,149	246,839
Sara Lee Corp.	28,827	232,922
Molson Coors Brewing Co. — Class B	6,733	230,807
Dr Pepper Snapple Group, Inc.*	13,600	229,976
Hormel Foods Corp.	7,247	229,802
J.M. Smucker Co.	5,620	209,457
Church & Dwight Company, Inc.	3,967	207,196
Hansen Natural Corp.*	5,680	204,480
McCormick & Company, Inc.	6,770	200,189
Brown-Forman Corp. — Class B	4,918	190,966
Energizer Holdings, Inc.*	3,797	188,673
Tyson Foods, Inc. — Class A	20,089	188,636
Estee Lauder Companies, Inc. — Class A	7,441	183,421
Ralcorp Holdings, Inc.*	3,396	182,977
Dean Foods Co.*	9,722	175,774
SUPERVALU, INC.	11,601	165,662
Constellation Brands, Inc. — Class A*	12,663	150,690
American Italian Pasta Co. — Class A*	30	1,044

		Market
	Shares	Value

Total Common Stocks (Cost $15,501,429)		$16,337,611

WARRANTS 0.0%
Krispy Kreme Doughnuts, Inc.* $12.21, 03/02/12	17	—
Total Warrants (Cost $—)		—

	Face
	Amount

REPURCHASE AGREEMENT † 0.4%
Credit Suisse Group
issued 3/31/09 at 0.15% due 04/01/09	$70,745	70,745

Total Repurchase Agreement (Cost $70,745)		70,745

Total Investments 99.6% (Cost $15,572,174)		$16,408,356

Other Assets in Excess of Liabilities – 0.4%		$65,009

Net Assets – 100.0%		$16,473,365

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S.

Government Agencies.

 1

VARIABLE ANNUITY DOW 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 63.2%

INDUSTRIALS 11.0%
3M Co.	10,630	$528,524
United Technologies Corp.	10,632	456,963
Boeing Co.	10,630	378,215
Caterpillar, Inc.	10,630	297,215
General Electric Co.	10,630	107,469

Total Industrials		1,768,386

CONSUMER STAPLES 10.9%
Wal-Mart Stores, Inc.	10,630	553,823
Procter & Gamble Co.	10,628	500,473
Coca-Cola Co.	10,630	467,188
Kraft Foods, Inc.	10,630	236,943

Total Consumer Staples		1,758,427

INFORMATION TECHNOLOGY 10.7%
International Business
Machines Corp.	10,630	1,029,941
Hewlett-Packard Co.	10,630	340,798
Microsoft Corp.	10,630	195,273
Intel Corp.	10,630	159,981

Total Information Technology		1,725,993

ENERGY 9.0%
Exxon Mobil Corp.	10,630	723,903
Chevron Corp.	10,630	714,761

Total Energy		1,438,664

CONSUMER DISCRETIONARY 6.5%
McDonald’s Corp.	10,630	580,079
Home Depot, Inc.	10,630	250,443
Walt Disney Co.	10,630	193,041
General Motors Corp.	10,630	20,622

Total Consumer Discretionary		1,044,185

HEALTH CARE 6.1%
Johnson & Johnson	10,630	559,138
Merck & Company, Inc.	10,630	284,352
Pfizer, Inc.	10,630	144,781

Total Health Care		988,271

		Market
	Shares	Value

TELECOMMUNICATION SERVICES 3.7%
Verizon Communications, Inc.	10,636	$321,207
AT&T, Inc.	10,630	267,876

Total Telecommunication Services		589,083

FINANCIALS 3.3%
JPMorgan Chase & Co.	10,639	282,785
American Express Co.	10,630	144,887
Bank of America Corp.	10,630	72,497
Citigroup, Inc.	10,633	26,901

Total Financials		527,070

MATERIALS 2.0%
E.I. du Pont de Nemours and
Co.	10,630	237,368
Alcoa, Inc.	10,630	78,024

Total Materials		315,392

Total Common Stocks (Cost $10,868,739)		10,155,471

	Face
	Amount

REPURCHASE AGREEMENTS † 16.3%
Mizuho Financial Group, Inc. issued 03/31/09 at 0.16% due 04/01/09	$674,573	674,573
UBS Financial Services, Inc. issued 03/31/09 at 0.11% due 04/01/09	674,573	674,573
Morgan Stanley issued 03/31/09 at 0.05% due 04/01/09	674,573	674,573
Credit Suisse Group issued 03/31/09 at 0.15% due 04/01/09	590,584	590,584

Total Repurchase Agreements (Cost $2,614,303)		2,614,303

 1

VARIABLE ANNUITY DOW 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

Total Investments 79.5% (Cost $13,483,042)		$12,769,774

Other Assets in Excess of Liabilities – 20.5%		$3,294,106

Net Assets – 100.0%		$16,063,880

		Unrealized
	Contracts	Gain (Loss)

Futures Contracts Purchased
June 2009 Dow Jones Industrial
Average Index Mini Futures Contracts
(Aggregate Market Value of Contracts $18,613,920)	494	$587,581

	Units

Equity Index Swap Agreement
Goldman Sachs International
April 2009 Dow Jones
Industrial Average Index Swap,
Terminating 04/06/09 †† (Notional Market Value $2,850,650)	375	$(37,996)

†	Collateralized by obligations of the U.S. Treasury or U.S.

Government Agencies.

††	Total Return based on Dow Jones Industrial Average Index

+/- financing at a variable rate.

 2

VARIABLE ANNUITY ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 107.8%

Intel Corp.	102,592	$1,544,010
Taiwan Semiconductor Manufacturing Company Ltd. — SP ADR	130,531	1,168,252
Texas Instruments, Inc.	47,045	776,713
Applied Materials, Inc.	58,709	631,122
Broadcom Corp. — Class A*	25,720	513,886
ASML Holding NV	25,736	450,637
Marvell Technology Group Ltd.*	47,181	432,178
NVIDIA Corp.*	40,779	402,081
Xilinx, Inc.	20,482	392,435
Altera Corp.	21,609	379,238
Analog Devices, Inc.	19,245	370,851
Linear Technology Corp.	15,404	353,984
Microchip Technology, Inc.	16,139	341,985
MEMC Electronic Materials, Inc.*	20,396	336,330
Micron Technology, Inc.*	75,623	307,029
KLA-Tencor Corp.	14,967	299,340
Lam Research Corp.*	12,068	274,788
Advanced Micro Devices, Inc.*	86,219	262,968
Skyworks Solutions, Inc.*	31,337	252,576
Cree, Inc.*	10,694	251,630
National Semiconductor Corp.	23,706	243,461
PMC — Sierra, Inc.*	35,161	224,327
Novellus Systems, Inc.*	13,234	220,081
LSI Logic Corp.*	70,312	213,749
Atmel Corp.*	58,331	211,742
Varian Semiconductor
Equipment Associates, Inc.*	9,653	209,084
Intersil Corp. — Class A	18,164	208,886
ON Semiconductor Corp.*	50,199	195,776
Cypress Semiconductor Corp.*	27,877	188,727
Microsemi Corp.*	16,128	187,085
Silicon Laboratories, Inc.*	7,047	186,041
Hittite Microwave Corp.*	5,530	172,536
Formfactor, Inc.*	9,223	166,198
Rambus, Inc.*	17,464	165,209
Atheros Communications, Inc.*	10,927	160,190
International Rectifier Corp.*	11,638	157,229
Semtech Corp.*	11,419	152,444
MKS Instruments, Inc.*	9,627	141,228
Tessera Technologies, Inc.*	10,291	137,591
Cymer, Inc.*	5,923	131,846
Teradyne, Inc.*	29,483	129,136
Integrated Device Technology, Inc.*	27,693	126,003
Power Integrations, Inc.	6,278	107,982

		Market
	Shares	Value

FEI Co.*	6,965	$107,470

Total Common Stocks (Cost $12,696,680)		13,886,054

	Face
	Amount

REPURCHASE AGREEMENT † 0.9%
Credit Suisse Group issued 03/31/09 at 0.15% due 04/01/09	$112,964	112,964

Total Repurchase Agreement (Cost $112,964)		112,964

Total Investments 108.7% (Cost $12,809,644)		$13,999,018

Liabilities in Excess of Other Assets – (8.7)%		$(1,125,366)

Net Assets – 100.0%		$12,873,652

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S.

Government Agencies.

ADR – American Depository Receipt.

 1

VARIABLE ANNUITY ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 100.2%

Exxon Mobil Corp.	39,960	$2,721,276
Chevron Corp.	26,425	1,776,817
BP PLC — SP ADR	41,921	1,681,032
Petroleo Brasileiro SA	50,731	1,545,774
Royal Dutch Shell PLC — SP ADR	29,582	1,310,483
Schlumberger Ltd.	26,571	1,079,314
ConocoPhillips	27,313	1,069,577
Occidental Petroleum Corp.	18,805	1,046,498
Canadian Natural Resources Ltd.	19,290	743,822
Transocean Ltd.*	11,881	699,078
Anadarko Petroleum Corp.	17,214	669,452
Apache Corp.	10,393	666,087
Marathon Oil Corp.	24,722	649,941
Hess Corp.	11,686	633,381
XTO Energy, Inc.	19,592	599,907
Devon Energy Corp.	13,300	594,377
National-Oilwell Varco, Inc.*	19,645	564,008
Talisman Energy, Inc.	51,011	535,616
Halliburton Co.	34,535	534,256
Tenaris SA — SP ADR	26,256	529,584
Chesapeake Energy Corp.	30,972	528,382
EOG Resources, Inc.	9,630	527,339
Nexen, Inc.	29,493	500,201
Noble Energy, Inc.	9,245	498,121
Southwestern Energy Co.*	16,550	491,370
Diamond Offshore Drilling, Inc.	7,344	461,644
Spectra Energy Corp.	31,752	448,973
Murphy Oil Corp.	9,909	443,626
Baker Hughes, Inc.	15,249	435,359
Range Resources Corp.	10,375	427,035
Weatherford International Ltd.*	38,536	426,594
Valero Energy Corp.	22,952	410,841
Cameco Corp.	23,259	399,357
Peabody Energy Corp.	15,730	393,879
Noble Corp.	15,239	367,108
Ultra Petroleum Corp.*	10,161	364,678
Williams Companies, Inc.	31,989	364,035
PetroHawk Energy Corp.*	18,090	347,871
Cameron International Corp.*	15,108	331,318
Denbury Resources, Inc.*	22,025	327,292
Consol Energy, Inc.	12,739	321,532
FMC Technologies, Inc.*	10,235	321,072
Smith International, Inc.	14,790	317,689
Newfield Exploration Co.*	13,269	301,206
El Paso Corp.	46,053	287,831
ENSCO International, Inc.	10,870	286,968
Continental Resources, Inc.*	13,499	286,314
Pride International, Inc.*	15,879	285,504

		Market
	Shares	Value

CNX Gas Corp.*	11,509	$272,878
IHS Inc.*	5,945	244,815
BJ Services Co.	24,507	243,845
Nabors Industries Ltd.*	24,285	242,607
Concho Resources, Inc.*	9,450	241,826
Helmerich & Payne, Inc.	10,217	232,641
EXCO Resources, Inc.*	22,970	229,700
Cabot Oil & Gas Corp.	9,610	226,508
Sunoco, Inc.	8,076	213,852
Tidewater, Inc.	5,548	205,997
Plains Exploration & Production Co.*	11,557	199,127
Tesoro Corp.	14,643	197,241
Arch Coal, Inc.	14,380	192,261
Cimarex Energy Co.	8,978	165,016
Frontline Ltd.	8,154	141,798

Total Common Stocks (Cost $29,571,908)		33,803,531

	Face
	Amount

REPURCHASE AGREEMENT † 0.6%
Credit Suisse Group issued 03/31/09 at 0.15% due 04/01/09	$206,591	206,591

Total Repurchase Agreement (Cost $206,591)		206,591

Total Investments 100.8%
(Cost $29,778,499)		$34,010,122

Liabilities in Excess of Other Assets – (0.8)%		$(281,095)

Net Assets – 100.0%		$33,729,027

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S.

Government Agencies.

ADR – American Depository Receipt.

 1

VARIABLE ANNUITY ENERGY SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 100.1%
Schlumberger Ltd.	75,217	$3,055,314
Transocean Ltd.*	34,100	2,006,444
National-Oilwell Varco, Inc.*	55,594	1,596,104
Tenaris SA — SP ADR	75,362	1,520,051
Halliburton Co.	97,744	1,512,100
Diamond Offshore Drilling, Inc.	20,791	1,306,922
Baker Hughes, Inc.	43,164	1,232,332
Weatherford International Ltd.*	110,618	1,224,541
Noble Corp.	43,736	1,053,600
Cameron International Corp.*	43,103	945,249
FMC Technologies, Inc.*	29,207	916,224
Smith International, Inc.	41,969	901,494
ENSCO International, Inc.	30,774	812,434
Pride International, Inc.*	44,944	808,093
IHS Inc.*	17,104	704,343
BJ Services Co.	69,359	690,122
Nabors Industries Ltd.*	68,754	686,852
Oceaneering International, Inc.*	18,238	672,435
Helmerich & Payne, Inc.	29,202	664,929
Dresser-Rand Group, Inc.*	28,878	638,204
Tidewater, Inc.	15,944	592,001
Dril-Quip, Inc.*	17,353	532,737
Patterson-UTI Energy, Inc.	55,002	492,818
Rowan Companies, Inc.	40,977	490,495
Atwood Oceanics, Inc.*	27,422	454,931
SEACOR Holdings, Inc.*	7,729	450,678
Superior Energy Services*	31,584	407,118
Unit Corp.*	18,886	395,095
Exterran Holdings, Inc.*	23,982	384,192
CARBO Ceramics, Inc.	11,607	330,103
RPC, Inc.	47,942	317,855
Oil States International, Inc.*	23,149	310,660

Total Common Stocks
(Cost $25,243,763)		28,106,470

	Face
	Amount

REPURCHASE AGREEMENT † 0.8%
Credit Suisse Group issued 03/31/2009 at 0.15% due 04/01/2009	$227,463	227,463

Total Repurchase Agreement (Cost $227,463)		227,463

Total Investments 100.9%
(Cost $25,471,226)		$28,333,933

Liabilities in Excess of Other Assets – (0.9)%		$(260,661)

Net Assets – 100.0%		$28,073,272

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S.

Government Agencies.

ADR – American Depository Receipt.

 1

VARIABLE ANNUITY ESSENTIAL PORTFOLIO AGGRESSIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

MUTUAL FUNDS † 99.1%
Rydex Series Funds — S&P 500 Fund — Class H	109,802	$1,732,672
Rydex Variable Trust — Sector Rotation Fund	138,574	1,141,846
Rydex Series — Global Market Neutral Fund — Class H*	23,043	575,159
Rydex Series Funds — Russell 2000® Fund — Class H*	39,283	562,136
Rydex Variable Trust — International Rotation Fund*	32,942	488,200
Rydex Variable Trust — Managed Futures Strategy*	20,021	466,079
Rydex Variable Trust — Nova Fund	85,327	317,416
Rydex Variable Trust — Commodities Strategy Fund	28,475	289,592
Rydex Variable Trust — Government Long Bond 1.2x Strategy Fund	19,805	284,989
Rydex Variable Trust — Absolute Return Strategies Fund*	10,531	207,467
Rydex Variable Trust — U.S. Government Money Market Fund	61,635	61,635
Rydex Series Funds — High Yield Strategy Fund — Class H	1,463	24,297

Total Mutual Funds
(Cost $6,294,294)		6,151,488

Total Investments 99.1%
(Cost $6,294,294)		$6,151,488

Other Assets in Excess of Liabilities – 1.3%		$79,636

Net Assets – 100.0%		$6,206,123

*	Non-Income Producing Security.

†	Affiliated Funds.

 1

VARIABLE ANNUITY ESSENTIAL PORTFOLIO CONSERVATIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

MUTUAL FUNDS † 99.4%
Rydex Series Funds — S&P 500 Fund — Class H	109,990	$1,735,650
Rydex Variable Trust — Government Long Bond 1.2x Strategy Fund	92,082	1,325,055
Rydex Variable Trust — Managed Futures Strategy*	55,319	1,287,846
Rydex Variable Trust — Absolute Return Strategies Fund	48,215	949,835
Rydex Variable Trust — U.S. Government Money Market Fund	906,037	906,037
Rydex Series — Global Market Neutral Fund — Class H*	35,336	881,981
Rydex Variable Trust — International Rotation Fund*	55,122	816,902
Rydex Variable Trust — Sector Rotation Fund	91,569	754,527
Rydex Series Funds — High Yield Strategy Fund — Class H	32,434	538,717

Total Mutual Funds (Cost $9,297,239)		9,196,550

Total Investments 99.4% (Cost $9,297,239)		$9,196,550

Liabilities in Excess of Other Assets – 0.6%		$53,466

Net Assets – 100.0%		$9,250,016

*	Non-Income Producing Security.

†	Affiliated Funds

 1

VARIABLE ANNUITY ESSENTIAL PORTFOLIO MODERATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

MUTUAL FUNDS † 99.7%
Rydex Series Funds — S&P500 Fund — Class H	229,545	$3,622,220
Rydex Variable Trust — Sector Rotation Fund	388,415	3,200,539
Rydex Variable Trust — International Rotation Fund*	139,345	2,065,097
Rydex Variable Trust — Managed Futures Strategy	77,390	1,801,638
Rydex Variable Trust — Government Long Bond 1.2x Strategy Fund	109,294	1,572,736
Rydex Series — Global Market Neutral Fund — Class H*	62,621	1,563,031
Rydex Variable Trust — Absolute Return Strategies Fund	76,688	1,510,570
Rydex Variable Trust — U.S. Government Money Market Fund	556,343	556,343
Rydex Series Funds — Russell 2000® Fund — Class H*	31,200	446,476
Rydex Variable Trust — Commodities Strategy Fund	41,429	421,336
Rydex Series Funds — High Yield Strategy Fund — Class H	14,309	237,668
Rydex Variable Trust — Hedged Equity Fund	10,623	188,656

Total Mutual Funds (Cost $17,863,861)		17,186,490

	Face
	Amount

REPURCHASE AGREEMENT †† 0.3%
Credit Suisse Group issued 03/31/09 at 0.15% due 04/01/09	$55,439	55,439

Total Repurchase Agreement (Cost $55,439)		55,439

Total Investments 100.0% (Cost $17,919,300)		$17,241,929

Liabilities in Excess of Other Assets – 0.0%		$(338)

Net Assets – 100.0%		$17,241,591

*	Non Income Producing Security.

†	Affiliated Funds

††	Collateralized by obligations of the U.S. Treasury or U.S.

Government Agencies.

 1

VARIABLE ANNUITY EUROPE 1.25X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 73.1%

HEALTH CARE 16.1%
Novartis AG — SP ADR	7,980	$301,883
GlaxoSmithKline PLC — SP ADR	8,940	277,766
Sanofi-Aventis — SP ADR	8,000	223,440
AstraZeneca PLC — SP ADR	4,349	154,172
Novo Nordisk A/S — SP ADR	1,440	69,091
Teva Pharmaceutical Industries Ltd. — SP ADR	1,060	47,753
Alcon, Inc. — SP ADR	300	27,273

Total Health Care		1,101,378

FINANCIALS 13.8%
HSBC Holdings PLC — SP ADR	4,100	115,702
Banco Santander Central Hispano SA — SP ADR	16,680	115,092
Credit Suisse Group AG — SP ADR	3,770	114,947
Allianz SE — SP ADR	12,420	103,831
Banco Bilbao Vizcaya Argentaria SA — SP ADR	12,200	99,186
Deutsche Bank AG— SP ADR	2,180	88,617
UBS AG — SP ADR*	8,870	83,644
AXA — SP ADR	5,890	70,562
Barclays PLC — SP ADR	6,450	54,825
Willis Group Holdings Ltd.	1,420	31,240
ING Groep NV — SP ADR	5,670	30,845
Lloyds TSB Group PLC — SP ADR	6,610	26,638
Allied Irish Banks PLC — SP ADR	3,050	4,728

Total Financials		939,857

TELECOMMUNICATION SERVICES 13.3%
Telefonica SA — SP ADR	4,549	271,211
Vodafone Group PLC — SP ADR	13,500	235,170
France Telecom SA — SP ADR	9,230	209,152
Deutsche Telekom AG — SP ADR	10,610	131,034

		Market
	Shares	Value

BT Group PLC — SP ADR	5,340	$59,648

Total Telecommunication Services		906,215

ENERGY 12.9%
BP PLC — SP ADR	7,140	286,314
Total SA — SP ADR	5,390	264,433
Royal Dutch Shell PLC — SP ADR	4,350	192,705
Eni SpA — SP ADR	3,230	123,774
Compagnie Generale de Geophysique SA, Inc. — SP ADR*	1,010	11,655

Total Energy		878,881

CONSUMER STAPLES 4.6%
Unilever NV	6,940	136,024
Diageo PLC — SP ADR	2,720	121,720
British American Tobacco PLC — SP ADR	1,250	57,500

Total Consumer Staples		315,244

MATERIALS 4.2%
BHP Billiton Ltd. — SP ADR	2,190	97,674
Rio Tinto PLC — SP ADR	560	75,074
Anglo American PLC — SP ADR	5,820	49,645
ArcelorMittal	1,710	34,268
Syngenta AG — SP ADR	800	32,088

Total Materials		288,749

INFORMATION TECHNOLOGY 3.7%
Nokia Oyj — SP ADR	8,940	104,330
SAP AG — SP ADR	2,720	95,989
Telefonaktiebolaget LM Ericsson — SP ADR*	6,650	53,798

Total Information Technology		254,117

INDUSTRIALS 2.8%
Siemens AG — SP ADR	1,990	113,370
Koninklijke Philips Electronics NV— SP ADR	2,580	38,365

 1

VARIABLE ANNUITY EUROPE 1.25X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Ryanair Holdings PLC — SP ADR*	1,590	$36,745

Total Industrials		188,480

CONSUMER DISCRETIONARY 1.4%
Daimler AG — SP ADR	2,580	65,893
Carnival PLC — SP ADR	1,390	31,525

Total Consumer Discretionary		97,418

UTILITIES 0.3%
Veolia Environnement — SP ADR	940	19,646

Total Utilities		19,646

Total Common Stocks (Cost $5,296,977)		4,989,985

	Face
	Amount

REPURCHASE AGREEMENTS † 29.4%
Mizuho Financial Group, Inc. issued 03/31/09 at 0.16% due 04/01/09	$517,309	517,309
UBS Financial Services, Inc. issued 03/31/09 at 0.11% due 04/01/09	517,309	517,309
Morgan Stanley issued 03/31/09 at 0.05% due 04/01/09	517,309	517,309
Credit Suisse Group issued 03/31/09 at 0.15% due 04/01/09	452,900	452,900

Total Repurchase Agreements (Cost $2,004,827)		2,004,827
Total Investments 102.5%
(Cost $7,301,804)		$6,994,812

Liabilities in Excess of Other
Assets – (2.5)%		$(172,234)

Net Assets – 100.0%		$6,822,578

		Unrealized
	Contracts	Gain (Loss)

Currency Futures Contracts Purchased
June 2009 EURO Currency
Futures Contracts (Aggregate Market Value of Contracts $3,818,863)	23	$77,543
Futures Contracts Purchased
June 2009 Dow Jones Euro
STOXX 50 Futures Contracts (Aggregate Market Value of Contracts $199,350)	10	(399)
June 2009 Dow Jones STOXX
50 Futures Contracts (Aggregate Market Value of Contracts $2,833,600)	160	47,494

(Total Aggregate Market Value of Contracts $3,032,950)		$47,095

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S.

Government Agencies.

ADR American Depository Receipt

 2

VARIABLE ANNUITY FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 100.8%

JPMorgan Chase & Co.	8,518	$226,408
Goldman Sachs Group, Inc.	1,694	179,598
Wells Fargo & Co.	11,188	159,317
HSBC Holdings PLC — SP ADR	5,547	156,536
Bank of America Corp.	21,890	149,290
Credit Suisse Group AG — SP ADR	4,621	140,894
Bank of New York Mellon Corp.	4,756	134,357
Barclays PLC — SP ADR	13,985	118,872
Morgan Stanley	5,077	115,603
U.S. Bancorp	7,897	115,375
CME Group, Inc.	441	108,658
Travelers Companies, Inc.	2,669	108,468
State Street Corp.	3,278	100,897
Charles Schwab Corp.	6,244	96,782
Blackrock, Inc.	726	94,409
UBS AG — SP ADR*	9,150	86,284
Chubb Corp.	2,017	85,359
MetLife, Inc.	3,736	85,069
Northern Trust Corp.	1,389	83,090
American Express Co.	5,825	79,395
Franklin Resources, Inc.	1,465	78,920
ACE Ltd.	1,890	76,356
Aon Corp.	1,850	75,517
PNC Financial Services Group, Inc.	2,542	74,455
Marsh & McLennan Companies, Inc.	3,546	71,806
Progressive Corp.*	5,177	69,579
TD Ameritrade Holding Corp.*	4,947	68,318
Loews Corp.	2,914	64,399
Public Storage	1,124	62,101
AFLAC, Inc.	3,203	62,010
BB&T Corp.	3,640	61,589
T. Rowe Price Group, Inc.	2,061	59,480
Allstate Corp.	3,094	59,250
IntercontinentalExchange, Inc.*	776	57,789
Annaly Capital Management, Inc.	4,129	57,269
Brookfield Asset Management, Inc. — Class A	4,062	55,974
Invesco Ltd.	4,034	55,911
People’s United Financial, Inc.	3,107	55,833
Simon Property Group, Inc.	1,603	55,528
M&T Bank Corp.	1,191	53,881
Hudson City Bancorp, Inc.	4,552	53,213
Moody’s Corp.	2,298	52,670
Prudential Financial, Inc.	2,756	52,419

		Market
	Shares	Value

Fidelity National Financial, Inc. — Class A	2,508	$48,931
Everest Re Group Ltd.	670	47,436
Plum Creek Timber Company, Inc. (REIT)	1,604	46,628
Ameriprise Financial, Inc.	2,274	46,594
NYSE Euronext	2,447	43,801
KeyCorp	5,540	43,600
SunTrust Banks, Inc.	3,640	42,734
TFS Financial Corp.	3,489	42,322
Equity Residential	2,304	42,278
New York Community Bancorp, Inc.	3,746	41,843
Cincinnati Financial Corp.	1,829	41,829
Nasdaq Stock Market, Inc.*	2,110	41,314
HCP, Inc.	2,288	40,841
Boston Properties, Inc.	1,160	40,635
Unum Group	3,244	40,550
Willis Group Holdings Ltd.	1,829	40,238
Vornado Realty Trust	1,205	40,054
Capital One Financial Corp.	3,256	39,853
PartnerRe Ltd.	640	39,725
Eaton Vance Corp.	1,734	39,622
RenaissanceRe Holdings Ltd.	800	39,552
AvalonBay Communities, Inc.	830	39,060
Cullen/Frost Bankers, Inc.	831	39,007
HCC Insurance Holdings, Inc.	1,529	38,516
Leucadia National Corp.*	2,562	38,148
W.R. Berkley Corp.	1,689	38,087
Comerica, Inc.	2,059	37,700
Axis Capital Holdings Ltd.	1,638	36,921
Markel Corp.*	130	36,904
Commerce Bancshares, Inc.	1,016	36,881
Arch Capital Group Ltd.*	680	36,625
Lazard Ltd. — Class A	1,240	36,456
First Horizon National Corp.	3,394	36,454
First American Corp.	1,370	36,319
Jefferies Group, Inc.	2,630	36,294
Federated Investors, Inc. — Class B	1,601	35,638
Brown & Brown, Inc.	1,883	35,608
Raymond James Financial, Inc.	1,806	35,578
Greenhill & Company, Inc.	480	35,448
Discover Financial Services	5,609	35,393
Capitol Federal Financial	933	35,277
Transatlantic Holdings, Inc.	980	34,957
Digital Realty Trust, Inc.	1,050	34,839
Health Care REIT, Inc.	1,136	34,750
Ventas, Inc.	1,531	34,616
Old Republic International Corp.	3,184	34,451
Federal Realty Investment Trust	745	34,270

 1

VARIABLE ANNUITY FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Rayonier, Inc.	1,127	$34,058
Alleghany Corp.*	125	33,756
Brookfield Properties Corp.	5,826	33,441
BOK Financial Corp.	954	32,961
SEI Investments Co.	2,672	32,625
Reinsurance Group of America, Inc.	1,000	32,390
Assurant, Inc.	1,456	31,712
Nationwide Health Properties, Inc.	1,396	30,977
UMB Financial Corp.	720	30,593
Associated Banc-Corp.	1,977	30,525
Allied World Assurance Company Holdings Ltd	800	30,424
Aspen Insurance Holdings Ltd.	1,350	30,321
BancorpSouth, Inc.	1,450	30,218
Realty Income Corp.	1,594	29,999
Odyssey Re Holdings Corp.	790	29,965
Legg Mason, Inc.	1,880	29,892
Affiliated Managers Group, Inc.*	711	29,656
Torchmark Corp.	1,130	29,640
Validus Holdings Ltd.	1,250	29,600
CNA Financial Corp.	3,226	29,550
Liberty Property Trust	1,535	29,073
City National Corp.	830	28,029
Erie Indemnity Co. — Class A	820	28,028
American Financial Group, Inc.	1,740	27,927
Valley National Bancorp	2,230	27,585
TCF Financial Corp.	2,301	27,060
ProAssurance Corp.*	580	27,040
Bank of Hawaii Corp.	811	26,747
Host Hotels & Resorts, Inc.	6,575	25,774
Marshall & Ilsley Corp.	4,531	25,510
Senior Housing Properties Trust	1,816	25,460
Endurance Specialty Holdings Ltd.	1,010	25,189
American National Insurance Co.	480	25,157
Essex Property Trust, Inc.	438	25,115
Regency Centers Corp.	944	25,082
Hartford Financial Services Group, Inc.	3,169	24,877
SLM Corp.*	4,913	24,319
Highwoods Properties, Inc.	1,130	24,205
White Mountains Insurance Group Ltd.	140	24,067
Mercury General Corp.	810	24,057
Arthur J. Gallagher & Co.	1,394	23,698
AMB Property Corp.	1,619	23,314
ProLogis	3,506	22,789

		Market
	Shares	Value

First Niagara Financial Group, Inc.	2,086	$22,737
Knight Capital Group, Inc. — Class A*	1,540	22,700
Principal Financial Group, Inc.	2,767	22,634
Hanover Insurance Group, Inc.	784	22,595
The St. Joe Co.*	1,327	22,214
KIMCO Realty Corp.	2,876	21,915
UDR, Inc.	2,361	20,328
Zions Bancorporation	2,000	19,660
Alexandria Real Estate Equities, Inc.	505	18,382
Lincoln National Corp.	2,716	18,170
Duke Realty Corp.	2,569	14,129

Total Common Stocks
(Cost $6,694,174)		7,131,374

	Face
	Amount

REPURCHASE AGREEMENT † 0.8%
Credit Suisse Group issued 03/31/09 at 0.15% due 04/01/09	$54,193	54,193

Total Repurchase Agreement
(Cost $54,193)		54,193

Total Investments 101.6%
(Cost $6,748,367)		$7,185,567

Liabilities in Excess of Other Assets – (1.6)%		$(113,128)

Net Assets – 100.0%		$7,072,439

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

ADR – American Depository Receipt

REIT – Real Estate Investment Trust.

 2

VARIABLE ANNUITY GOVERNMENT LONG BOND 1.2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 27.6%
Fannie Mae*
0.05% due 04/13/09	$2,000,000	$1,999,967
Federal Home Loan Bank**
0.04% due 04/01/09	5,000,000	5,000,000
Freddie Mac*
0.12% due 04/17/09	2,000,000	1,999,893

Total Federal Agency Discount Notes
(Cost $8,999,860)		8,999,860

U.S. TREASURY OBLIGATIONS 35.5%
United States Treasury Bond
3.50% due 02/15/39	11,670,000	11,564,241

Total U.S. Treasury Obligations
(Cost $11,371,897)		11,564,241

REPURCHASE AGREEMENTS† 40.3%
Mizuho Financial Group, Inc. issued 3/31/09 at 0.16% due 04/01/09	3,390,823	3,390,823
UBS, Inc. issued 3/31/09 at 0.11% due 04/01/09	3,390,823	3,390,823
Morgan Stanley Issued 3/31/09 at 0.05% due 04/01/09	3,390,823	3,390,823
Credit Suisse Group Issued 3/31/09 at 0.15% due 04/01/09	2,968,645	2,968,645

Total Repurchase Agreements
(Cost $13,141,114)		13,141,114

Total Investments 103.5%
(Cost $33,512,871)		$33,705,215

Liabilities in Excess of Other Assets – (3.5)%		$(1,127,400)

Net Assets – 100.0%		$32,577,815

		Unrealized
	Contracts	Gain

Futures Contracts Purchased
June 2009 U.S. Treasury Bond
Futures Contracts
(Aggregate Market Value of
Contracts $49,676,297)	383	$668,297

*	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

**	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

 1

VARIABLE ANNUITY HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 95.4%

Johnson & Johnson	24,398	$1,283,335
Novartis AG — SP ADR	26,920	1,018,384
Pfizer, Inc.	72,382	985,843
GlaxoSmithKline PLC — SP ADR	29,833	926,911
Sanofi-Aventis — SP ADR	33,162	926,215
Abbott Laboratories	18,937	903,295
Wyeth	19,360	833,254
Merck & Company, Inc.	30,396	813,093
Amgen, Inc.*	15,729	778,900
Schering-Plough Corp.	32,736	770,933
AstraZeneca PLC — SP ADR	21,182	750,902
Teva Pharmaceutical Industries Ltd. — SP ADR	16,218	730,621
Bristol-Myers Squibb Co.	32,572	713,978
Gilead Sciences, Inc.*	15,220	704,990
Eli Lilly & Co.	19,112	638,532
Alcon, Inc. — SP ADR	6,762	614,733
Medtronic, Inc.	20,165	594,263
Baxter International, Inc.	11,398	583,806
Medco Health Solutions, Inc.*	11,733	485,042
UnitedHealth Group, Inc.	22,691	474,923
Allergan, Inc.	9,830	469,481
Celgene Corp.*	10,460	464,424
WellPoint, Inc.*	12,093	459,171
Biogen Idec, Inc.*	8,685	455,268
Becton, Dickinson & Co.	6,432	432,488
Covidien Ltd.	12,925	429,627
Thermo Fisher Scientific, Inc.*	11,908	424,758
Genzyme Corp.*	7,090	421,075
St. Jude Medical, Inc.*	10,942	397,523
Stryker Corp.	10,971	373,453
Boston Scientific Corp.*	46,800	372,060
Express Scripts, Inc.*	7,576	349,784
Cardinal Health, Inc.	10,833	341,023
Aetna, Inc.	13,482	328,017
Quest Diagnostics, Inc.	6,898	327,517
McKesson Corp.	8,775	307,476
C.R. Bard, Inc.	3,839	306,045
Zimmer Holdings, Inc.*	8,245	300,942
Life Technologies Corp.*	9,099	295,535
Illumina, Inc.*	7,570	281,907
Laboratory Corporation of America Holdings*	4,776	279,348
Hospira, Inc.*	8,915	275,117
Shire PLC — SP ADR	7,471	268,508
Forest Laboratories, Inc.*	11,962	262,685
Myriad Genetics, Inc.*	5,680	258,270
CIGNA Corp.	14,267	250,957
Mylan Laboratories, Inc.*	18,120	242,989

		Market
	Shares	Value

AmerisourceBergen Corp.	7,291	$238,124
Cephalon, Inc.*	3,388	230,723
DaVita, Inc.*	5,194	228,276
Vertex Pharmaceuticals, Inc.*	7,780	223,519
DENTSPLY International, Inc.	8,276	222,211
Henry Schein, Inc.*	5,492	219,735
Hologic, Inc.*	16,292	213,262
Waters Corp.*	5,757	212,721
Edwards Lifesciences Corp.*	3,500	212,205
Beckman Coulter, Inc.	4,100	209,141
Intuitive Surgical, Inc.*	2,143	204,356
Varian Medical Systems, Inc.*	6,702	204,009
Millipore Corp.*	3,544	203,461
Humana, Inc.*	7,424	193,618
Omnicare, Inc.	7,220	176,818
ResMed, Inc.*	4,850	171,399
Warner Chilcott Ltd.*	14,681	154,444

Total Common Stocks
(Cost $26,614,427)		28,425,423

Total Investments 95.4%
(Cost $26,614,427)		$28,425,423

Other Assets in Excess of Liabilities – 4.6%		$1,378,818

Net Assets – 100.0%		$29,804,241

*	Non-Income Producing Security.

ADR – American Depository Receipt.

 1

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 28.8%

INFORMATION TECHNOLOGY 5.3%
Atmel Corp.*§	7,970	$28,931
SAIC, Inc.*§	1,240	23,151
BMC Software, Inc.*§	570	18,810
EMC Corp*§	1,410	16,074
Altera Corp.§	870	15,268
Sohu.com, Inc.*§	360	14,872
Oracle Corp.	690	12,468
Global Payments, Inc.§	360	12,028
Flir Systems, Inc.*§	580	11,878
F5 Networks, Inc.*	540	11,313
Affiliated Computer Services, Inc. — Class A*§	230	11,015
Qualcomm, Inc.§	270	10,506
MasterCard, Inc.§	60	10,049
Compuware Corp.*§	1,480	9,753
Xilinx, Inc.§	470	9,005
Linear Technology Corp.§	390	8,962
Red Hat, Inc.*§	430	7,671
Broadcom Corp. — Class A*	380	7,592
Automatic Data Processing, Inc.	210	7,384
Apple, Inc.*§	70	7,358
Google, Inc. — Class A*	20	6,961
International Business Machines Corp.§	70	6,782
WebMD Health Corp.*§	290	6,467
QLogic Corp.*§	572	6,361
Dolby Laboratories, Inc. — Class A*	170	5,799
Accenture Ltd. — Class A	210	5,773
Hewitt Associates, Inc. — Class A*§	180	5,357
Intel Corp.	300	4,515
Microchip Technology, Inc.§	190	4,026
Broadridge Financial Solutions, Inc.§	210	3,908
Hewlett-Packard Co.	120	3,847
Diebold, Inc.§	180	3,843
VeriSign, Inc.*	180	3,397
Taiwan Semiconductor
Manufacturing Company Ltd. — SP ADR	370	3,311
Harris Corp.§	100	2,894
ANSYS, Inc.*§	110	2,761
Cypress Semiconductor Corp.*§	390	2,640
CA, Inc.§	140	2,465
Baidu.com — SP ADR*	10	1,766

		Market
	Shares	Value

Metavante Technologies, Inc.*§	80	$1,597
ASML Holding NV	80	1,401
Analog Devices, Inc.	60	1,156
Equinix, Inc.*	20	1,123
IAC/InterActiveCorp*	70	1,066
Western Digital Corp.*§	51	986
Digital River, Inc.*	30	895
j2 Global Communications, Inc.*	40	876
NeuStar, Inc.*§	50	838
VistaPrint Ltd.*	30	825
Omniture, Inc.*	60	791
Ariba, Inc.*	70	611
Yahoo!, Inc.*	40	512
Akamai Technologies, Inc.*	20	388
Teradata Corp.*	20	324
Total System Services, Inc.	20	276
MoneyGram International, Inc.*	220	260
Computer Sciences Corp.*§	1	37
Fidelity National Information Services, Inc.§	1	18
Avnet, Inc.*§	1	18
NCR Corp.*§	2	16
Juniper Networks, Inc.*§	1	15
Ingram Micro, Inc. — Class A*§	1	13
Brocade Communications
Systems, Inc.*§	2	7

Total Information Technology		351,010

FINANCIALS 5.0%
Pinnacle Financial Partners, Inc.*	3,370	79,903
Aon Corp.	630	25,717
Charles Schwab Corp.	1,320	20,460
Annaly Capital Management, Inc.	1,440	19,973
Plum Creek Timber
Company, Inc. (REIT)	680	19,768
Allied World Assurance Company Holdings Ltd	431	16,391
People’s United Financial, Inc.	890	15,993
Blackrock, Inc.	80	10,403
Cullen/Frost Bankers, Inc.	220	10,327
Capitol Federal Financial	270	10,209
HCC Insurance Holdings, Inc.	370	9,320
TFS Financial Corp.	730	8,855
Northern Trust Corp.	140	8,375
Alleghany Corp.*	31	8,287

 1

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Hudson City Bancorp, Inc.	700	$8,183
T. Rowe Price Group, Inc.	270	7,792
Federated Investors, Inc. — Class B	280	6,233
Eaton Vance Corp.	270	6,169
Digital Realty Trust, Inc.	180	5,972
Brown & Brown, Inc.	310	5,862
Fidelity National Financial, Inc. — Class A	240	4,682
Unum Group	331	4,137
IntercontinentalExchange, Inc.*	40	2,979
Chubb Corp.	61	2,582
Nasdaq Stock Market, Inc.*	90	1,762
Arch Capital Group Ltd.*	30	1,616
W.R. Berkley Corp.	71	1,601
Investment Technology Group, Inc.*	60	1,531
BancorpSouth, Inc.	50	1,042
The St. Joe Co.*	60	1,004
First Marblehead Corp.*	501	646
Credit Suisse Group AG — SP ADR	20	610
Bank of New York Mellon Corp.	20	565
Ambac Financial Group, Inc.	690	538
UBS AG — SP ADR*	50	472
State Street Corp.	10	308
Invesco Ltd.	21	291
Ameriprise Financial, Inc.	11	225
The PMI Group, Inc.	280	174
Travelers Companies, Inc.	1	41
ACE Ltd.§	1	40
Transatlantic Holdings, Inc.	1	36
Hanover Insurance Group, Inc.	1	29
Cincinnati Financial Corp.	1	23
MetLife, Inc.	1	23
Axis Capital Holdings Ltd.	1	23
Nationwide Health Properties, Inc.	1	22
AFLAC, Inc.	1	19
Allstate Corp.	1	19
Arthur J. Gallagher & Co.	1	17
Old Republic International Corp.	1	11

Total Financials		331,260

CONSUMER DISCRETIONARY 3.6%
Amazon.com, Inc.*§	390	28,642
DeVry, Inc.§	380	18,308

		Market
	Shares	Value

McDonald’s Corp.§	300	$16,371
TJX Companies, Inc.§	460	11,794
AutoZone, Inc.*§	70	11,383
Burger King Holdings, Inc.§	490	11,245
Foot Locker, Inc.§	880	9,222
Panera Bread Co. — Class A*§	150	8,385
priceline.com, Inc.*§	100	7,878
Apollo Group, Inc. — Class A*§	100	7,833
Ross Stores, Inc.§	210	7,535
ITT Educational Services, Inc.*§	60	7,285
Strayer Education, Inc.	40	7,195
Big Lots, Inc.*§	300	6,234
Hasbro, Inc.§	241	6,042
GameStop Corp. — Class A*§	180	5,044
Expedia, Inc.*§	500	4,540
Netflix, Inc.*§	100	4,292
H&R Block, Inc.	230	4,184
Dollar Tree, Inc.*§	90	4,009
Darden Restaurants, Inc.§	100	3,426
Discovery Communications, Inc. — Class A*§	190	3,044
Yum! Brands, Inc.	110	3,023
Family Dollar Stores, Inc.§	90	3,003
Nike, Inc. — Class B	60	2,813
Career Education Corp.*	100	2,396
American Public Education, Inc.*	50	2,103
Advance Auto Parts, Inc.	50	2,054
Hillenbrand, Inc.§	120	1,921
Weight Watchers International, Inc.§	100	1,855
Blue Nile, Inc.*§	60	1,809
NutriSystem, Inc.§	120	1,712
Petsmart, Inc.§	80	1,677
PetMed Express, Inc.*§	100	1,648
HSN, Inc.*§	293	1,506
Guess?, Inc.§	70	1,476
Matthews International Corp. — Class A§	50	1,440
Service Corporation
International§	393	1,372
Sotheby’s§	150	1,350
Shutterfly, Inc.*	140	1,312
BorgWarner, Inc.§	60	1,218
Overstock.com, Inc.*§	130	1,189
Ticketmaster Entertainment, Inc.*	320	1,181
K12 Inc.*§	80	1,112

 2

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Stamps.com, Inc.*§	110	$1,067
Sherwin-Williams Co.§	20	1,039
Urban Outfitters, Inc.*	60	982
Corinthian Colleges, Inc.*§	50	972
Time Warner Cable, Inc.	30	751
Scientific Games Corp. — Class A*	60	727
Toll Brothers, Inc.*	40	726
Capella Education Co.*§	10	530
Regal Entertainment Group — Class A§	2	27
Time Warner, Inc.	1	26
DIRECTV Group, Inc.*	1	23
DreamWorks Animation
SKG, Inc. — Class A*§	1	22
Carnival Corp.§	1	22
Comcast Corp. — Class A§	1	14
The Gap, Inc.§	1	13
Interval Leisure Group, Inc.*§	2	11
Penske Auto Group, Inc.§	1	9
RadioShack Corp.§	1	9

Total Consumer Discretionary		240,031

INDUSTRIALS 3.6%
Stericycle, Inc.*§	540	25,774
W.W. Grainger, Inc.§	280	19,650
Dun & Bradstreet Corp.	240	18,480
CH Robinson Worldwide, Inc.§	380	17,332
Burlington Northern Santa Fe Corp.§	230	13,834
Norfolk Southern Corp.§	370	12,487
Quanta Services, Inc.*§	580	12,441
Waste Management, Inc.§	350	8,960
Aecom Technology Corp.*	340	8,867
URS Corp.*§	210	8,486
Fastenal Co.	240	7,717
J.B. Hunt Transport Services, Inc.§	290	6,992
Copart, Inc.*§	190	5,635
First Solar, Inc.*	40	5,308
Republic Services, Inc.§	300	5,145
Landstar System, Inc.	140	4,686
IHS Inc.*	110	4,530
Union Pacific Corp.§	110	4,522
MSC Industrial Direct Co.§	140	4,350
AMETEK, Inc.§	130	4,065
Valmont Industries, Inc.§	80	4,017
Lennox International, Inc.§	150	3,969
Gardner Denver, Inc.*§	171	3,718
CSX Corp.§	130	3,360

		Market
	Shares	Value

Roper Industries, Inc.	70	$2,972
Flowserve Corp.§	50	2,806
Pentair, Inc.§	110	2,384
Copa Holdings SA	80	2,294
Covanta Holding Corp.*§	160	2,094
FTI Consulting, Inc.*	40	1,979
Precision Castparts Corp.	30	1,797
UTI Worldwide, Inc.	130	1,554
GATX Corp.§	70	1,416
Fluor Corp.§	40	1,382
Owens Corning, Inc.*§	51	461
Foster Wheeler AG*§	10	175
Ryder System, Inc.§	2	57
Brink’s Co.§	2	53
Timken Co.§	1	14
Trinity Industries, Inc.§	1	9
AMR Corp.*§	2	6

Total Industrials		235,778

HEALTH CARE 2.8%
Baxter International, Inc.§	470	24,073
Techne Corp.§	310	16,960
Cephalon, Inc.*	210	14,301
Gilead Sciences, Inc.*	270	12,506
Vertex Pharmaceuticals, Inc.*§	390	11,205
Edwards Lifesciences Corp.*§	150	9,094
Illumina, Inc.*	210	7,820
Abraxis BioScience, Inc.*§	140	6,675
Mylan Laboratories, Inc.*	460	6,169
Omnicare, Inc.§	250	6,122
Amgen, Inc.*	120	5,942
Medco Health Solutions, Inc.*§	140	5,788
Thermo Fisher Scientific, Inc.*§	160	5,707
Express Scripts, Inc.*§	120	5,540
Cerner Corp.*	110	4,837
Myriad Genetics, Inc.*§	100	4,547
HLTH Corp.*	420	4,347
Allscripts Healthcare Solutions, Inc.	310	3,190
MedAssets, Inc.*	160	2,280
Alexion Pharmaceuticals, Inc.*§	60	2,260
athenahealth, Inc.*	90	2,170
Onyx Pharmaceuticals, Inc.*§	70	1,998
Eclipsys Corp.*	190	1,927
Phase Forward, Inc.*	140	1,791
Celgene Corp.*	40	1,776
Millipore Corp.*§	30	1,722

 3

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Computer Programs & Systems, Inc.	50	$1,663
Biogen Idec, Inc.*§	30	1,573
Covance, Inc.*§	40	1,425
United Therapeutics Corp.*§	20	1,322
Bio-Rad Laboratories, Inc. — Class A*	20	1,318
Bruker BioSciences Corp.*	210	1,294
Genzyme Corp.*	20	1,188
Omnicell, Inc.*	150	1,173
OSI Pharmaceuticals, Inc.*	30	1,148
Sequenom, Inc.*	70	995
Pharmaceutical Product Development, Inc.	40	949
Dionex Corp.*	20	945
Luminex Corp.*	50	906
Covidien Ltd.	10	332
PerkinElmer, Inc.§	10	128
Warner Chilcott Ltd.*§	11	116
Perrigo Co.§	2	50
LifePoint Hospitals, Inc.*§	2	42
Universal Health Services, Inc. — Class B§	1	38
WellPoint, Inc.*§	1	38
AmerisourceBergen Corp.§	1	33
Cardinal Health, Inc.§	1	31
Watson Pharmaceuticals, Inc.*§	1	31
Hill-Rom Holdings, Inc.§	3	30
King Pharmaceuticals, Inc.*§	4	28
Charles River Laboratories International, Inc.§	1	27
Lincare Holdings, Inc.*§	1	22
Pfizer, Inc.§	1	14

Total Health Care		187,606

ENERGY 2.1%
Range Resources Corp.	300	12,348
Exxon Mobil Corp.	180	12,258
Hess Corp.	180	9,756
Chevron Corp.	130	8,741
PetroHawk Energy Corp.*	410	7,884
FMC Technologies, Inc.*	250	7,843
SEACOR Holdings, Inc.*	131	7,639
Helmerich & Payne, Inc.	300	6,831
Continental Resources, Inc.*	310	6,575
Tidewater, Inc.	160	5,941
Southwestern Energy Co.*	180	5,344
Noble Energy, Inc.	90	4,849
Encore Acquisition Co.*	200	4,654

		Market
	Shares	Value

Alpha Natural Resources, Inc.*	260	$4,615
Cameron International Corp.*	210	4,605
Apache Corp.	70	4,486
Occidental Petroleum Corp.	80	4,452
Dresser-Rand Group, Inc.*	170	3,757
CNX Gas Corp.*	150	3,557
EOG Resources, Inc.	50	2,738
Transocean Ltd.*§	40	2,354
Cheniere Energy, Inc.*	470	2,002
Sunoco, Inc.	60	1,589
Murphy Oil Corp.	30	1,343
Frontline Ltd.	70	1,217
XTO Energy, Inc.	30	919
Oceaneering International, Inc.*	20	737
Cabot Oil & Gas Corp.	31	731
Diamond Offshore Drilling, Inc.	10	629
National-Oilwell Varco, Inc.*	10	287
ENSCO International, Inc.	10	264
Consol Energy, Inc.	10	252
ConocoPhillips	1	39
Whiting Petroleum Corp.*	1	26
Walter Industries, Inc.	1	23
Cimarex Energy Co.	1	18
Chesapeake Energy Corp.	1	17
Oil States International, Inc.*	1	13
Nabors Industries Ltd.*	1	10
Patterson-UTI Energy, Inc.	1	9
Mariner Energy, Inc.	1	8

Total Energy		141,360

MATERIALS 2.1%
Monsanto Co.§	190	15,789
Sonoco Products Co.§	680	14,267
Valspar Corp.§	610	12,182
Praxair, Inc.§	170	11,439
Ball Corp.	200	8,680
Airgas, Inc.§	240	8,115
FMC Corp.§	180	7,765
Nucor Corp.§	150	5,726
Valhi, Inc.§	490	4,596
Scotts Miracle-Gro Co. — Class A	130	4,511
BHP Billiton Ltd. — SP ADR§	90	4,014
Crown Holdings, Inc.*§	151	3,432
Lubrizol Corp.§	100	3,401
Rio Tinto PLC — SP ADR§	20	2,681

 4

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Cia Vale do Rio Doce — SP ADR§	200	$2,660
Sigma-Aldrich Corp.§	70	2,645
RPM International, Inc.§	190	2,419
Goldcorp, Inc.§	70	2,333
ArcelorMittal§	110	2,204
Barrick Gold Corp.§	60	1,945
Southern Copper Corp.§	110	1,916
AngloGold Ashanti Ltd. — SP ADR§	50	1,838
Newmont Mining Corp.	40	1,790
Martin Marietta Materials, Inc.§	20	1,586
Kinross Gold Corp.§	80	1,430
Reliance Steel & Aluminum Co.§	51	1,343
The Mosaic Co.§	30	1,259
Gold Fields Ltd. — SP ADR§	110	1,247
Louisiana-Pacific Corp.§	550	1,227
Agnico-Eagle Mines Ltd.§	20	1,138
PPG Industries, Inc.§	30	1,107
Schnitzer Steel Industries, Inc. — Class A§	30	942
Greif, Inc. — Class A	10	333
Sealed Air Corp.§	20	276
Steel Dynamics, Inc.§	1	9
Dow Chemical Co.§	1	9
Alcoa, Inc.§	1	7
AK Steel Holding Corp.§	1	7
Temple-Inland, Inc.§	1	5
Smurfit-Stone Container Corp.*	52	2

Total Materials		138,275

CONSUMER STAPLES 1.9%
Wal-Mart Stores, Inc.§	750	39,075
General Mills, Inc.§	450	22,446
Hershey Co.	530	18,417
Campbell Soup Co.	330	9,029
Coca-Cola Co.§	170	7,471
Dean Foods Co.*	370	6,690
Costco Wholesale Corp.§	111	5,142
J.M. Smucker Co.§	130	4,845
CVS Caremark Corp.§	131	3,601
Church & Dwight Company, Inc.	60	3,134
Kroger Co.§	100	2,122
Sysco Corp.	90	2,052
Casey’s General Stores, Inc.§	30	800
BJ’s Wholesale Club, Inc.*§	21	672
United Natural Foods, Inc.*§	30	569

		Market
	Shares	Value

Ruddick Corp.§	20	$449
Winn-Dixie Stores, Inc.*§	40	382
Altria Group, Inc.§	3	48
Procter & Gamble Co.§	1	47
PepsiAmericas, Inc.§	2	35
Molson Coors Brewing Co. — Class B§	1	34
Dr Pepper Snapple Group, Inc.*§	2	34
Alberto-Culver Co.§	1	23
Kraft Foods, Inc.§	1	22
Pepsi Bottling Group, Inc.§	1	22
Corn Products International, Inc.§	1	21
Unilever NV§	1	20
Herbalife Ltd.§	1	15
NBTY, Inc.*§	1	14

Total Consumer Staples		127,231

UTILITIES 1.8%
NSTAR§	1,030	32,836
Southern Co.§	840	25,721
PG&E Corp.§	510	19,492
Aqua America, Inc.	500	10,000
UGI Corp.§	340	8,027
Xcel Energy, Inc.	240	4,471
Public Service Enterprise Group, Inc.§	90	2,652
Dominion Resources, Inc.§	80	2,479
Sempra Energy§	50	2,312
Consolidated Edison, Inc.	50	1,981
SCANA Corp.§	40	1,236
Wisconsin Energy Corp.	30	1,235
CenterPoint Energy, Inc.	110	1,147
DTE Energy Co.§	41	1,136
American Water Works Company, Inc.§	2	39
Pepco Holdings, Inc.§	3	37
Questar Corp.§	1	29
PPL Corp.§	1	29
Oneok, Inc.§	1	23
DPL, Inc.§	1	23
TECO Energy, Inc.§	2	22
Duke Energy Corp.§	1	14
Great Plains Energy, Inc.§	1	14

Total Utilities		114,955

 5

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

TELECOMMUNICATION SERVICES 0.6%
Verizon Communications, Inc.§	601	$18,150
MetroPCS Communications, Inc.*§	691	11,802
SBA Communications Corp.*	260	6,058
CenturyTel, Inc.§	2	56
Leap Wireless International, Inc. — Class B*§	1	35
U.S. Cellular Corp.*§	1	34
AT&T, Inc.§	1	25
Windstream Corp.§	3	24
Qwest Communications International, Inc.§	4	14

Total Telecommunication Services		36,198

Total Common Stocks (Cost $1,850,724)		1,903,704

EXCHANGE TRADED FUNDS 8.6%
iShares MSCI Emerging
Markets Index Fund§	12,570	311,862
Eaton Vance Tax-Managed
Buy-Write Income Fund§	2,940	33,428
Nuveen Equity Premium
Opportunity Fund§	3,260	33,089
Eaton Vance Tax-Managed
Buy-Write Opportunities Fund§	3,130	33,021
Nuveen Core Equity Alpha Fund§	3,930	32,855
First Trust Enhanced Equity Income Fund, Inc.§	4,180	32,687
Nuveen Equity Premium and Growth Fund§	3,390	32,544
Liberty All Star Equity Fund§	10,613	31,096
Vanguard Emerging Markets ETF§	1,160	27,376

Total Exchange Traded Funds (Cost $552,278)		567,958

	Face
	Amount

REPURCHASE AGREEMENTS† 14.1%
Mizuho Financial Group, Inc. issued 03/31/09 at 0.16% due 04/01/09	$241,327	241,327

	Face	Market
	Amount	Value

UBS, Inc. issued 03/31/09 at 0.11% due 04/01/09	241,326	$241,326
Morgan Stanley issued 03/31/09 at 0.05% due 04/01/09	241,326	241,326
Credit Suisse Group issued 03/31/09 at 0.15% due 04/01/09	211,280	211,280

Total Repurchase Agreements (Cost $935,259)		935,259

Total Long Securities 51.5% (Cost $3,338,261)		$3,406,921

	Shares

COMMON STOCKS SOLD SHORT (21.0)%

TELECOMMUNICATION SERVICES (0.3)%
Qwest Communications International, Inc	50	(171)
Crown Castle International Corp.*	90	(1,837)
Level 3 Communications, Inc.*	4,550	(4,186)
NII Holdings, Inc.*	400	(6,000)
Sprint Nextel Corp.*	1,760	(6,283)

Total Telecommunication Services		(18,477)

MATERIALS (0.9)%
Chemtura Corp.	3,800	(180)
Eastman Chemical Co.	20	(536)
Temple-Inland, Inc.	240	(1,289)
Cabot Corp.	140	(1,471)
United States Steel Corp.	70	(1,479)
Freeport-McMoRan Copper & Gold, Inc.	40	(1,524)
Carpenter Technology Corp.	130	(1,836)
Alcoa, Inc.	260	(1,908)
Century Aluminum Co.*	940	(1,983)
AK Steel Holding Corp.	280	(1,994)
Celanese Corp.	150	(2,006)
Titanium Metals Corp.	430	(2,352)
International Paper Co.	380	(2,675)
Ashland, Inc.	260	(2,686)
Dow Chemical Co.	320	(2,698)
Cytec Industries, Inc.	190	(2,854)
Eagle Materials, Inc.	150	(3,638)
Pactiv Corp.*	690	(10,067)

 6

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Westlake Chemical Corp.	1,210	$(17,702)

Total Materials		(60,878)

ENERGY (1.6)%
Massey Energy Co.	20	(202)
El Paso Corp.	60	(375)
Patterson-UTI Energy, Inc.	80	(717)
Smith International, Inc.	40	(859)
Mariner Energy, Inc.*	130	(1,008)
Arch Coal, Inc.	100	(1,337)
Weatherford International Ltd.*	130	(1,439)
UNIT CORP*	70	(1,464)
Holly Corp.	80	(1,696)
Foundation Coal Holdings, Inc.	120	(1,722)
Patriot Coal Corp.*	540	(2,003)
Hercules Offshore, Inc.*	1,360	(2,149)
Newfield Exploration Co.*	110	(2,497)
Nabors Industries Ltd.*	260	(2,597)
Forest Oil Corp.*	210	(2,762)
Key Energy Services, Inc.*	960	(2,765)
Helix Energy Solutions Group, Inc.*	560	(2,878)
Quicksilver Resources, Inc.*	530	(2,936)
Pioneer Natural Resources Co.	180	(2,965)
BJ Services Co.	300	(2,985)
Tetra Technologies, Inc.*	920	(2,990)
SandRidge Energy, Inc.*	470	(3,097)
W&T Offshore, Inc.	510	(3,137)
Exterran Holdings, Inc.*	210	(3,364)
Tesoro Corp.	250	(3,368)
Valero Energy Corp.	190	(3,401)
Williams Cos., Inc.	310	(3,528)
Rowan Companies, Inc.	310	(3,711)
Global Industries Ltd.*	1,010	(3,878)
Teekay Corp.	320	(4,554)
Frontier Oil Corp.	380	(4,860)
Baker Hughes, Inc.	260	(7,423)
Denbury Resources, Inc.*	1,200	(17,832)

Total Energy		(102,499)

CONSUMER DISCRETIONARY (2.0)%
Harte-Hanks, Inc.	60	(321)
CarMax, Inc.*	50	(622)
Coldwater Creek, Inc.*	260	(653)
KB Home	50	(659)
Lowe’s Companies, Inc.	40	(730)

		Market
	Shares	Value

Jarden Corp.*	60	$(760)
Liberty Media Corp. - Interactive*	270	(783)
JC Penney Co., Inc.	40	(803)
DR Horton, Inc.	90	(873)
Sears Holding Corp.*	20	(914)
Hanesbrands*	100	(957)
Centex Corp.	130	(975)
Ryland Group, Inc.	60	(1,000)
Lamar Advertising Co. — Class A*	120	(1,170)
Warner Music Group Corp.*	520	(1,222)
Jones Apparel Group, Inc.	300	(1,266)
Federal-Mogul Corp.*	200	(1,336)
Harley-Davidson, Inc.	110	(1,473)
Starwood Hotels & Resorts Worldwide, Inc.	120	(1,524)
New York Times Co. — Class A	340	(1,537)
Lennar Corp. — Class A	210	(1,577)
WABCO Holdings, Inc.	140	(1,723)
Whirlpool Corp.	60	(1,775)
DISH Network Corp. — Class A*	160	(1,778)
Saks, Inc.*	990	(1,851)
Virgin Media, Inc.	390	(1,872)
Newell Rubbermaid, Inc.	300	(1,914)
TRW Automotive Holdings Corp.*	630	(2,029)
Chico’s FAS, Inc.*	380	(2,041)
OfficeMax, Inc.	660	(2,059)
CBS Corp.	540	(2,074)
E.W. Scripps Co. — Class A	1,560	(2,106)
News Corp. — Class A	320	(2,118)
CTC Media, Inc.*	500	(2,280)
Office Depot, Inc.*	1,750	(2,292)
Liz Claiborne, Inc.	930	(2,297)
Wyndham Worldwide Corp.	560	(2,352)
Central European Media Enterprises Ltd. — Class A*	210	(2,407)
Las Vegas Sands Corp.*	800	(2,408)
International Game Technology	270	(2,489)
Gannett Co., Inc.	1,170	(2,574)
Orient-Express Hotels Ltd. — Class A	640	(2,624)
Penn National Gaming Inc.*	110	(2,656)
Goodyear Tire & Rubber Co.*	430	(2,692)
Eastman Kodak Co.	720	(2,736)
AnnTaylor Stores Corp.*	550	(2,860)
Hearst-Argyle Television, Inc.	710	(2,954)

 7

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Royal Caribbean Cruises Ltd.	370	$(2,964)
Harman International Industries, Inc.	220	(2,977)
Clear Channel Outdoor — CL A*	820	(3,009)
Boyd Gaming Corp.	830	(3,096)
Williams-Sonoma, Inc.	340	(3,427)
Macy’s, Inc.	390	(3,471)
Abercrombie & Fitch Co. — Class A	150	(3,570)
Garmin Ltd.	170	(3,606)
Meredith Corp.	220	(3,661)
Signet Jewelers Ltd.	350	(4,007)
Starbucks Corp.*	480	(5,333)
Liberty Media Corp. — Capital*	830	(5,793)
Pool Corp.	610	(8,174)

Total Consumer Discretionary		(133,204)

CONSUMER STAPLES (2.3)%
ConAgra Foods, Inc.	80	(1,350)
PepsiCo/NC, Inc.	30	(1,544)
Central European Distribution Corp.*	220	(2,367)
Rite Aid Corp.*	6,990	(2,446)
Bare Escentuals, Inc.*	630	(2,583)
Bunge Ltd.	50	(2,832)
Safeway, Inc.	200	(4,038)
Smithfield Foods, Inc.*	450	(4,257)
NBTY, Inc.*	320	(4,506)
SUPERVALU INC.	320	(4,570)
Whole Foods Market, Inc.	300	(5,040)
Tyson Foods, Inc. — Class A	560	(5,258)
Herbalife Ltd.	420	(6,292)
Hormel Foods Corp.	200	(6,342)
Energizer Holdings, Inc.*	140	(6,957)
Coca — Cola Enterprises	540	(7,123)
Estee Lauder Cos., Inc. — Class A	320	(7,888)
Reynolds American, Inc.	230	(8,243)
Avon Products, Inc.	480	(9,230)
Constellation Brands, Inc. — Class A*	900	(10,710)
Sara Lee Corp.	1,370	(11,070)
Del Monte Foods Co.	2,180	(15,892)
Walgreen Co.	790	(20,508)

Total Consumer Staples		(151,046)

		Market
	Shares	Value

FINANCIALS (2.4)%
Astoria Financial Corp.	20	$(184)
Synovus Financial Corp.	80	(260)
Wilmington Trust Corp.	30	(291)
TD Ameritrade Holding Corp.*	30	(414)
Colonial BancGroup, Inc.	510	(459)
Apartment Investment & Management Co. — Class A	100	(548)
Kimco Realty Corp.	90	(686)
Lincoln National Corp.	110	(736)
Jones Lang LaSalle, Inc.	40	(930)
Prudential Financial, Inc.	50	(951)
CNA Financial Corp.	110	(1,007)
HRPT Properties Trust	320	(1,021)
SLM Corp.*	210	(1,039)
Goldman Sachs Group, Inc.	10	(1,060)
NYSE Euronext	60	(1,074)
Hospitality Properties Trust	100	(1,200)
Duke Realty Corp.	220	(1,210)
Brandywine Realty Trust	440	(1,254)
Unitrin, Inc.	90	(1,258)
AMB Property Corp.	90	(1,296)
East West Bancorp, Inc.	310	(1,417)
Host Hotels & Resorts, Inc.	370	(1,450)
Jefferies Group, Inc.	110	(1,518)
Assurant, Inc.	70	(1,524)
Janus Capital Group, Inc.	230	(1,529)
JPMorgan Chase & Co.	60	(1,595)
Principal Financial Group, Inc.	210	(1,718)
CIT Group, Inc.	620	(1,767)
CB Richard Ellis Group, Inc. — Class A*	450	(1,813)
ProLogis	280	(1,820)
CapitalSource, Inc.	1,600	(1,952)
BRE Properties, Inc.	100	(1,963)
MGIC Investment Corp.	1,390	(1,974)
Waddell & Reed Financial, Inc. — Class A	110	(1,988)
Genworth Financial, Inc. — Class A	1,050	(1,995)
Popular, Inc.	920	(2,006)
American Capital Ltd.	1,080	(2,020)
E*Trade Financial Corp.*	1,580	(2,022)
Forest City Enterprises, Inc. — Class A	570	(2,052)
SL Green Realty Corp.	190	(2,052)
Whitney Holding Corp.	180	(2,061)
Zions Bancorporation	210	(2,064)
Webster Financial Corp.	490	(2,082)

 8

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Protective Life Corp.	400	$(2,100)
MBIA, Inc.*	470	(2,153)
American Express Co.	160	(2,181)
Hartford Financial Services Group, Inc.	280	(2,198)
Huntington Bancshares, Inc.	1,330	(2,208)
Moody’s Corp.	100	(2,292)
Developers Diversified Realty Corp.	1,090	(2,322)
American International Group, Inc.	2,350	(2,350)
CBL & Associates Properties, Inc.	1,000	(2,360)
General Growth Properties, Inc.	3,400	(2,414)
First Horizon National Corp.	231	(2,478)
Affiliated Managers Group, Inc.*	60	(2,503)
Morgan Stanley	110	(2,505)
Legg Mason, Inc.	160	(2,544)
Allied Capital Corp.	1,700	(2,703)
Fifth Third Bancorp	1,030	(3,008)
Conseco, Inc.*	3,610	(3,321)
Marshall & Ilsley Corp.	590	(3,322)
MF Global Ltd.*	790	(3,342)
Regions Financial Corp.	800	(3,408)
iStar Financial, Inc.	1,240	(3,484)
KeyCorp	500	(3,935)
Bank of America Corp.	600	(4,092)
Student Loan Corp.	100	(4,344)
GLG Partners, Inc.	1,600	(4,544)
Capital One Financial Corp.	420	(5,141)
XL Capital	990	(5,405)
SunTrust Banks, Inc.	620	(7,279)
Comerica, Inc.	490	(8,972)

Total Financials		(158,168)

UTILITIES (2.4)%
American Electric Power Co., Inc.	30	(758)
MDU Resources Group, Inc.	80	(1,291)
Atmos Energy Corp.	60	(1,387)
Reliant Energy, Inc.*	1,010	(3,222)
Dynegy, Inc. — Class A*	2,510	(3,539)
Ameren Corp.	170	(3,942)
Great Plains Energy, Inc.	360	(4,849)
Integrys Energy Group, Inc.	200	(5,208)
Constellation Energy Group, Inc.	260	(5,372)
Calpine Corp.*	810	(5,516)
CMS Energy Corp.	490	(5,802)

		Market
	Shares	Value

Edison International	230	$(6,626)
Energen Corp.	230	(6,700)
Mirant Corp.*	600	(6,840)
AES Corp.*	1,210	(7,030)
NV Energy Inc	990	(9,296)
Allegheny Energy, Inc.	450	(10,427)
Oneok, Inc.	470	(10,636)
NiSource, Inc.	1,440	(14,112)
Alliant Energy Corp.	600	(14,814)
OGE Energy Corp.	630	(15,007)
Pinnacle West Capital Corp.	620	(16,467)

Total Utilities		(158,841)

HEALTH CARE (2.8)%
Idexx Laboratories, Inc.*	40	(1,383)
McKesson Corp.	60	(2,102)
Patterson Cos., Inc.*	120	(2,263)
WellCare Health Plans, Inc.*	260	(2,925)
BioMarin Pharmaceuticals, Inc.*	240	(2,964)
Charles River Laboratories International, Inc.*	110	(2,993)
Amylin Pharmaceuticals, Inc.*	260	(3,055)
Tenet Healthcare Corp.*	2,710	(3,144)
Health Management Associates, Inc. — Class A*	1,250	(3,225)
Brookdale Senior Living Inc.	660	(3,333)
Health Net, Inc.*	240	(3,475)
Eli Lilly & Co.	110	(3,675)
Waters Corp.*	100	(3,695)
Sepracor, Inc.*	280	(4,105)
CIGNA Corp.	250	(4,397)
Mednax, Inc.*	150	(4,421)
Coventry Health Care Inc*	350	(4,529)
King Pharmaceuticals, Inc.*	650	(4,596)
IMS Health Inc	370	(4,614)
Intuitive Surgical, Inc.*	50	(4,768)
Forest Laboratories, Inc.*	220	(4,831)
Aetna, Inc.	210	(5,109)
Wellpoint, Inc.*	140	(5,316)
Hospira, Inc.*	180	(5,555)
Community Health Systems, Inc.*	380	(5,829)
Hill-Rom Holdings, Inc.	600	(5,934)
UnitedHealth Group, Inc.	290	(6,070)
Zimmer Holdings, Inc.*	170	(6,205)
Humana, Inc.*	270	(7,042)
Inverness Medical Innovations, Inc.*	280	(7,456)

 9

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

VCA Antech, Inc.*	360	$(8,118)
CooperCompanies, Inc.	310	(8,196)
Kinetic Concepts, Inc.*	400	(8,448)
Boston Scientific Corp.*	1,140	(9,063)
Life Technologies Corp.*	280	(9,094)
Hologic, Inc.*	950	(12,436)

Total Health Care		(184,364)

INDUSTRIALS (2.8)%
Carlisle Companies, Inc.	10	(196)
Aircastle Ltd.	110	(512)
SunPower Corp.*	50	(1,189)
General Dynamics Corp.	30	(1,248)
Rockwell Collins, Inc.	40	(1,306)
Avery Dennison Corp.	60	(1,340)
Alexander & Baldwin, Inc.	90	(1,713)
Continental Airlines, Inc.*	200	(1,762)
Goodrich Corp.	60	(2,273)
Manitowoc Co., Inc.	700	(2,289)
Boeing Co.	70	(2,491)
General Cable Corp.*	130	(2,577)
HNI Corp.	260	(2,704)
Graco, Inc.	160	(2,731)
Delta Air Lines, Inc.*	490	(2,759)
Terex Corp*	300	(2,775)
McDermott International, Inc.*	210	(2,812)
Textron, Inc.	490	(2,813)
Hertz Global Holdings, Inc.*	730	(2,869)
Trinity Industries, Inc.	320	(2,925)
Oshkosh Corp.	440	(2,966)
Avis Budget Group, Inc.*	3,290	(2,994)
Cooper Industries Ltd. — Class A	120	(3,103)
Joy Global Inc.	150	(3,195)
USG Corp.*	440	(3,348)
Bucyrus International, Inc. — Class A	230	(3,491)
AGCO Corp.*	180	(3,528)
WESCO International, Inc.*	200	(3,624)
Caterpillar, Inc.	130	(3,635)
BE Aerospace, Inc.*	420	(3,641)
AMR Corp.*	1,160	(3,700)
Robert Half International, Inc.	210	(3,744)
Harsco Corp.	170	(3,769)
Rockwell Automation, Inc.	180	(3,931)
United Rentals, Inc.*	950	(4,000)
Thomas & Betts Corp.*	170	(4,253)
Deere & Co.	130	(4,273)
Steelcase, Inc. — Class A	880	(4,409)

		Market
	Shares	Value

Ingersoll-Rand Company Ltd. — Class A	320	$(4,416)
Con-way Inc.	250	(4,483)
Spirit Aerosystems Holdings, Inc. — Class A*	460	(4,586)
Masco Corp.	660	(4,607)
Monster Worldwide, Inc.*	600	(4,890)
Corrections Corp. of America*	400	(5,124)
Crane Co.	340	(5,739)
Corporate Executive Board Co.	430	(6,235)
General Electric Co.	640	(6,470)
Tyco International Ltd.	470	(9,193)
FedEx Corp.	220	(9,788)
Southwest Airlines Co.	2,180	(13,799)

Total Industrials		(186,218)

INFORMATION TECHNOLOGY (3.5)%
Sanmina-SCI Corp.*	1,530	(467)
Novell, Inc.*	170	(724)
VeriFone Holdings, Inc.*	110	(748)
Rambus, Inc.*	90	(851)
Marvell Technology Group Ltd.*	120	(1,099)
Riverbed Technology, Inc.*	120	(1,570)
ON Semiconductor Corp.*	420	(1,638)
Genpact Ltd.*	210	(1,861)
Lexmark International, Inc. — Class A*	130	(2,193)
NVIDIA CORP*	230	(2,268)
Agilent Technologies, Inc.*	160	(2,459)
Dell, Inc.*	260	(2,465)
Novellus Systems, Inc.*	150	(2,494)
Applied Materials, Inc.	240	(2,580)
MEMC Electronic Materials, Inc.*	160	(2,638)
Unisys Corp.*	5,420	(2,873)
eBay, Inc.*	230	(2,889)
Tellabs, Inc.*	670	(3,069)
Lam Research Corp.*	150	(3,415)
Arrow Electronics, Inc.*	180	(3,431)
CommScope, Inc.*	320	(3,635)
Intersil Corporation — CL A	320	(3,680)
Nuance Communications, Inc.*	340	(3,692)
JDS Uniphase Corp.*	1,140	(3,705)
VMware, Inc.*	160	(3,779)
Texas Instruments, Inc.	240	(3,962)
Teradyne, Inc.*	930	(4,073)
Ciena Corp.*	530	(4,123)

 10

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

EchoStar Corp. — Class A*	280	$(4,152)
Kla-Tencor Corp.	220	(4,400)
ADC Telecommunications, Inc.*	1,050	(4,610)
Fairchild Semiconductor
International, Inc.*	1,270	(4,737)
LSI Logic Corp.*	1,590	(4,834)
Brocade Communications Systems, Inc.*	1,410	(4,865)
Seagate Technology	810	(4,868)
Jabil Circuit, Inc.	900	(5,004)
NCR Corp.*	650	(5,168)
Autodesk, Inc.*	340	(5,715)
Tyco Electronics Ltd.	530	(5,851)
Electronic Arts, Inc.*	330	(6,003)
SanDisk Corp.*	480	(6,072)
International Rectifier Corp.*	480	(6,485)
DST Systems, Inc.*	190	(6,578)
Cadence Design Systems, Inc.*	1,570	(6,594)
Vishay Intertechnology, Inc.*	1,900	(6,612)
Convergys Corp.*	840	(6,787)
Motorola, Inc.	1,610	(6,810)
Xerox Corp.	1,620	(7,371)
Advanced Micro Devices, Inc.*	2,440	(7,442)
Sun Microsystems, Inc.*	1,030	(7,540)
Corning, Inc.	580	(7,697)
Micron Technology, Inc.*	1,970	(7,998)
NetApp, Inc.*	550	(8,162)
Acxiom Corp.	1,270	(9,398)

Total Information Technology		(234,134)

Total Common Stocks Sold Short (Proceeds $1,416,484)		(1,387,829)

Other Assets in Excess of Liabilities – 48.5%		$3,211,811

Net Assets – 100.0%		$6,618,732

		Unrealized
	Contracts	Gain

Futures Contracts Purchased
June 2009 Nikkei-225 Stock Average Index Futures Contracts
(Aggregate Market Value of Contracts $461,450)	11	$74,108

		Unrealized
	Contracts	Gain

June 2009 S&P MidCap 400 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $582,600)	12	$65,123
June 2009 S&P 500 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $395,500)	10	39,046
June 2009 Dow Jones STOXX 50 Futures Contracts
(Aggregate Market Value of Contracts $611,675)	26	18,804
June 2009 Russell 2000 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $376,830)	9	1,741

(Total Aggregate Market Value of Contracts $2,428,055)		$198,822

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

§	All or a portion of this security is pledged as short security collateral at March 31, 2009.

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

 11

VARIABLE ANNUITY INTERNATIONAL ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

EXCHANGE TRADED FUNDS 5.0%
Vanguard European ETF	10,400	$331,760

Total Exchange Traded Funds
(Cost $339,014)		331,760

	Face
	Amount

REPURCHASE AGREEMENTS† 76.8%
Mizuho Financial Group issued
03/31/09 at 0.16% due
04/01/09	$1,318,145	1,318,145
UBS Financial Services, Inc.
issued 03/31/09 at
0.11% due 04/01/09	1,318,145	1,318,145
Morgan Stanley issued 03/31/09
at 0.05% due 04/01/09	1,318,145	1,318,145
Credit Suisse Group issued
03/31/09 at 0.15% due 04/01/09	1,154,029	1,154,029

Total Repurchase Agreements
(Cost $5,108,464)		5,108,464

Total Investments 81.8%
(Cost $5,447,478)		$5,440,224

Other Assets in Excess of Liabilities – 18.2%		$1,208,232

Net Assets – 100.0%		$6,648,456

		Unrealized
	Contracts	Gain (Loss)

Currency Futures Contracts Purchased
June 2009 Canadian Dollar
Futures Contracts
(Aggregate Market Value of
Contracts $872,960)	11	$10,142
June 2009 Japanese Yen
Futures Contracts
(Aggregate Market Value of
Contracts $1,517,250)	12	(13,782)

(Total Aggregate Market Value of Contracts $2,390,210)		$(3,640)

Futures Contracts Purchased
June 2009 Nikkei-225 Stock
Average Index Futures
Contracts
(Aggregate Market Value of
Contracts $1,552,150)	37	249,273

		Unrealized
	Contracts	Gain (Loss)

June 2009 S&P/Toronto Stock
Exchange 60 Index Futures
Contracts
(Aggregate Market Value of
Contracts $1,580,571)	19	$62,309
June 2009 FTSE 100 Index
Futures Contracts
(Aggregate Market Value of
Contracts $1,886,803)	34	43,275
April 2009 CAC 40 10 Euro
Futures Contracts
(Aggregate Market Value of
Contracts $558,625)	15	8,841
April 2009 OMX Stockholm 30
Index Futures Contracts
(Aggregate Market Value of
Contracts $769,758)	98	(14,742)

(Total Aggregate Market Value of Contracts $6,347,907)		$348,956

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

 1

VARIABLE ANNUITY INTERNET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.7%

Cisco Systems, Inc.*	69,689	$1,168,684
Google, Inc. — Class A*	3,238	1,127,018
Qualcomm, Inc.	26,672	1,037,807
Amazon.com, Inc.*	12,943	950,534
Yahoo!, Inc.*	49,478	633,813
Research In Motion Ltd.*	13,558	583,943
eBay, Inc.*	46,051	578,401
Symantec Corp.*	35,617	532,118
Time Warner, Inc.	26,274	507,082
Intuit, Inc.*	17,905	483,435
Broadcom Corp. — Class A*	24,120	481,918
BMC Software, Inc.*	13,485	445,005
Baidu.com — SP ADR*	2,482	438,321
Juniper Networks, Inc.*	25,653	386,334
McAfee, Inc.*	11,192	374,932
Akamai Technologies, Inc.*	18,867	366,020
Check Point Software Technologies Ltd.*	15,395	341,923
Red Hat, Inc.*	18,958	338,211
priceline.com, Inc.*	4,143	326,385
VeriSign, Inc.*	16,270	307,015
Netflix, Inc.*	7,121	305,633
Expedia, Inc.*	29,988	272,291
Equinix, Inc.*	4,603	258,458
IAC/InterActiveCorp*	16,094	245,112
Sohu.com, Inc.*	5,706	235,715
F5 Networks, Inc.*	10,186	213,397
Time Warner Cable, Inc.	6,596	163,586

Total Common Stocks
(Cost $11,646,132)		13,103,091

	Face
	Amount

REPURCHASE AGREEMENT † 1.1%
Credit Suisse Group issued
03/31/09 at 0.15% due
04/01/09	$146,193	146,193

Total Repurchase Agreement
(Cost $146,193)		146,193

Total Investments 100.8%
(Cost $11,792,325)		$13,249,284

Liabilities in Excess of Other Assets – (0.8)%		$(102,387)

Net Assets – 100.0%		$13,146,897

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

ADR – American Depository Receipt

 1

VARIABLE ANNUITY INVERSE DOW 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 22.4%
Fannie Mae*
0.14% due 04/30/09	$2,000,000	$1,999,774
Federal Home Loan Bank**
0.04% due 04/01/09	2,000,000	2,000,000
Freddie Mac*
0.12% due 04/17/09	1,000,000	999,947

Total Federal Agency Discount Notes
(Cost $4,999,721)		4,999,721

REPURCHASE AGREEMENTS† 36.0%
Mizuho Financial Group, Inc. issued 03/31/09 at 0.16% due 04/01/09	2,079,872	2,079,872
UBS, Inc. issued 03/31/09 at 0.11% due 04/01/09	2,079,872	2,079,872
Morgan Stanley issued 03/31/09 at 0.05% due 04/01/09	2,079,872	2,079,872
Credit Suisse Group issued 03/31/09 at 0.15% due 04/01/09	1,820,916	1,820,916

Total Repurchase Agreements
(Cost $8,060,532)		8,060,532

Total Investments 58.4%
(Cost $13,060,253)		$13,060,253

Other Assets in Excess of Liabilities – 41.6%		$9,315,131

Net Assets – 100.0%		$22,375,384

		Unrealized
	Contracts	Loss

Futures Contracts Sold Short
June 2009 DJIA Index Mini
Futures Contracts
(Aggregate Market Value of
Contracts $17,069,040)	453	$(8,118)

	Units

Equity Index Swap Agreement Sold Short
Goldman Sachs International
April 2009 Dow Jones Index
Swap, Terminating 04/06/09
(Notional Market Value of
Contracts $27,777,886)	3,651	$(1,005,791)

*	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

**	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

 1

VARIABLE ANNUITY INVERSE GOVERNMENT LONG BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 27.4%
Fannie Mae*
0.14% due 04/30/09	$2,000,000	$1,999,774
Federal Farm Credit Bank**
0.28% due 08/21/09	1,000,000	998,896
Federal Home Loan Bank**
0.04% due 04/01/09	1,000,000	1,000,000
Freddie Mac*
0.12% due 04/17/09	1,000,000	999,947

Total Federal Agency Discount Notes
(Cost $4,998,617)		4,998,617

REPURCHASE AGREEMENTS† 54.8%
Mizuho Financial Group, Inc. issued 03/31/09 at 0.16% due 04/01/09	2,575,366	2,575,366
UBS, Inc. issued 03/31/09 at 0.11% due 04/01/09	2,575,366	2,575,366
Morgan Stanley issued 03/31/09 at 0.05% due 04/01/09	2,575,366	2,575,366
Credit Suisse Group issued 03/31/09 at 0.15% due 04/01/09	2,254,716	2,254,716

Total Repurchase Agreements
(Cost $9,980,814)		9,980,814

Total Investments 82.2%
(Cost $14,979,431)		$14,979,431

Other Assets in Excess of Liabilities – 17.8%		$3,241,076

Net Assets – 100.0%		$18,220,507

		Unrealized
	Contracts	Loss

Futures Contracts Sold Short
June 2009 U.S. Treasury Bond
Futures Contracts
(Aggregate Market Value of
Contracts $28,664,391)	221	$(602,192)

*	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

**	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

 1

VARIABLE ANNUITY INVERSE MID-CAP STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 51.5%
Fannie Mae*
0.05% due 04/13/09	$250,000	$249,996
Federal Farm Credit Bank**
0.01% due 04/02/09	100,000	100,000
Federal Home Loan Bank**
0.05% due 04/13/09	250,000	249,996

Total Federal Agency Discount Notes
(Cost $599,992)		599,992

REPURCHASE AGREEMENTS† 14.2%
Mizuho Financial Group Inc. Issued 03/31/09 at 0.16% due 04/01/09	42,590	42,590
UBS Inc. Issued 03/31/09 at 0.11% due 04/01/09	42,590	42,590
Morgan Stanley Issued 03/31/09 at 0.05% due 04/01/09	42,590	42,590
Credit Suisse Group Issued 03/31/09 at 0.15% due 04/01/09	37,289	37,289

Total Repurchase Agreements
(Cost $165,059)		165,059

Total Investments 65.7%
(Cost $765,051)		$765,051

Other Assets in Excess of Liabilities – 34.3%		$399,939

Net Assets – 100.0%		$1,164,990

		Unrealized
	Contracts	Gain (Loss)

Futures Contracts Sold Short
June 2009 S&P MidCap 400
Index Mini Futures Contracts
(Aggregate Market Value of
Contracts $242,750)	5	$(1,222)

	Units

Equity Index Swap Agreements Sold Short ††
Credit Suisse Capital, LLC June
2009 Mid Cap 400 Index
Swap, Terminating 06/26/09
(Notional Market Value of
Contracts $311,900)	638	$1,807

		Unrealized
	Units	Loss

Goldman Sachs International
April 2009 Mid Cap 400 Index
Swap, Terminating 04/06/09
(Notional Market Value of
Contracts $408,706)	836	(8,219)

(Total Notional Market Value of Contracts $720,606)		$(6,412)

*	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

**	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

 1

VARIABLE ANNUITY INVERSE NASDAQ-100® STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 41.4%
Federal Home Loan Bank*
0.04% due 04/01/09	$2,000,000	$2,000,000
Freddie Mac**
0.12% due 04/17/09	1,000,000	999,947

Total Federal Agency Discount Notes
(Cost $2,999,947)		2,999,947

REPURCHASE AGREEMENTS† 40.5%
Mizuho Financial Group issued 03/31/09 at 0.16% due 04/01/09	755,897	755,897
UBS AG issued 03/31/09 at 0.11% due 04/01/09	755,897	755,897
Morgan Stanley issued 03/31/09 at 0.05% due 04/01/09	755,897	755,897
Credit Suisse Group issued 03/31/09 at 0.15% due 04/01/09	661,783	661,783

Total Repurchase Agreements
(Cost $2,929,474)		2,929,474

Total Investments 81.9%
(Cost $5,929,421)		$5,929,421

Other Assets in Excess of Liabilities – 18.1%		$1,310,423

Net Assets – 100.0%		$7,239,844

		Unrealized
	Contracts	Gain(Loss)

Futures Contracts Sold Short
June 2009 NASDAQ-100 Index
Mini Futures Contracts
(Aggregate Market Value of
Contracts $4,040,960)	164	$(129,965)

	Units

Equity Index Swap Agreement Sold Short ††
Goldman Sachs International
April 2009 NASDAQ-100
Index
Swap, Terminating 04/06/09
(Notional Market Value of
Contracts $3,163,551)	(2,557)	$93,493

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

 1

VARIABLE ANNUITY INVERSE RUSSELL 2000® STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 11.4%
Fannie Mae* 0.05% due 04/13/09	$500,000	$499,992
Freddie Mac* 0.12% due 04/17/09	500,000	499,973

Total Federal Agency Discount Notes (Cost $999,965)		999,965

REPURCHASE AGREEMENTS† 20.4%
Mizuho Financial Group, Inc. issued 03/31/09 at 0.16% due 04/01/09	463,531	463,531
UBS, Inc. issued 03/31/09 at 0.11% due 04/01/09	463,531	463,531
Morgan Stanley issued 03/31/09 at 0.05% due 04/01/09	463,531	463,531
Credit Suisse Group issued 03/31/09 at 0.15% due 04/01/09	405,820	405,820

Total Repurchase Agreements (Cost $1,796,413)		1,796,413

Total Investments 31.8%
(Cost $2,796,378)		$2,796,378

Other Assets in Excess of Liabilities – 68.2%		$5,993,821

Net Assets – 100.0%		$8,790,199

		Unrealized
	Contracts	Gain(Loss)

Futures Contracts Sold Short
June 2009 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $1,842,280)	44	$8,835

	Units

Equity Index Swap Agreements ††
Goldman Sachs International April 2009 Russell 2000 Index Swap, Terminating 04/06/09 (Notional Market Value of Contracts $4,390,596)	10,386	$(238,785)

		Unrealized
	Units	Gain

Equity Index Swap Agreement Sold Short ††
Credit Suisse Capital, LLC June 2009 Russell 2000 Index Swap, Terminating 06/26/09 (Notional Market Value of Contracts $204,914)	485	$1,710

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

*	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

 1

VARIABLE ANNUITY INVERSE S&P 500 STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 41.1%
Fannie Mae*
0.14% due 04/30/09	$5,000,000	$4,999,436
Federal Farm Credit Bank**
0.28% due 08/21/09	3,000,000	2,996,687
Federal Home Loan Bank**
0.04% due 04/01/09	5,000,000	5,000,000
Freddie Mac*
0.12% due 04/17/09	2,000,000	1,999,893

Total Federal Agency Discount Notes (Cost $14,996,016)		14,996,016

REPURCHASE AGREEMENTS† 40.8%
Mizuho issued 03/31/09 at 0.16% due 04/01/09	3,845,648	3,845,648
UBS issued 03/31/09 at 0.11% due 04/01/09	3,845,648	3,845,648
Morgan Stanley issued 03/31/09 at 0.05% due 04/01/09	3,845,648	3,845,648
Credit Suisse Group issued 03/31/09 at 0.15% due 04/01/09	3,366,841	3,366,841

Total Repurchase Agreements (Cost $14,903,785)		14,903,785

Total Investments 81.9%
(Cost $29,899,801)		$29,899,801

Other Assets in Excess of Liabilities – 18.1%		$6,591,364

Net Assets – 100.0%		$36,491,165

		Unrealized
	Contracts	Loss

Futures Contracts Sold Short
June 2009 S&P 500 Index Futures Mini Contracts (Aggregate Market Value of Contracts $3,361,750)	85	$(23,537)

	Units

Equity Index Swap Agreement Sold Short ††
Goldman Sachs International April 2009 S&P 500 Index Swap, Terminating 04/06/09 (Notional Market Value of Contracts $32,073,043)	40,198	$(1,881,495)

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on S&P 500 Index +/- financing at a variable rate.

*	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

**	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

 1

VARIABLE ANNUITY JAPAN 1.25X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 7.6%
Fannie Mae*
0.05% due 04/13/09	$500,000	$499,991

Total Federal Agency Discount Notes (Cost $499,991)		499,991

REPURCHASE AGREEMENTS† 69.2%
Mizuho Financial Group, Inc. issued 03/31/09 at 0.16% due 04/01/09	1,168,472	1,168,472
UBS, Inc. issued 03/31/09 at 0.11% due 04/01/09	1,168,472	1,168,472
Morgan Stanley issued 03/31/09 at 0.05% due 04/01/09	1,168,472	1,168,472
Credit Suisse Group issued 03/31/09 at 0.15% due 04/01/2009	1,022,989	1,022,989

Total Repurchase Agreements (Cost $4,528,405)		4,528,405

Total Investments 76.8% (Cost $5,028,396)		$5,028,396

Other Assets in Excess of Liabilities – 23.2%		$1,521,836

Net Assets – 100.0%		$6,550,232

		Unrealized
	Contracts	Gain(Loss)

Currency Futures Contracts Purchased
June 2009 Japanese Yen Futures Contracts (Aggregate Market Value of Contracts $7,712,688)	61	$(72,446)

(Total Aggregate Market Value of Contracts $7,712,688)
		$(72,446)

Futures Contracts Purchased
June 2009 Nikkei-225 Stock Average Index Futures Contracts (Aggregate Market Value of Contracts $7,718,800)	184	$781,310

*	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

 1

VARIABLE ANNUITY LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 107.4%

Freeport-McMoRan Copper & Gold, Inc.	10,802	$411,664
Sears Holdings Corp.*	7,410	338,711
Akamai Technologies, Inc.*	15,793	306,384
Google, Inc. — Class A*	798	277,752
BMC Software, Inc.*	8,350	275,550
Cognizant Technology Solutions Corp. — Class A*	13,229	275,031
MasterCard, Inc.	1,639	274,500
Agilent Technologies, Inc.*	17,490	268,821
IntercontinentalExchange, Inc.*	3,600	268,092
Amazon.com, Inc.*	3,617	265,633
Goldman Sachs Group, Inc.	2,473	262,187
SanDisk Corp.*	20,550	259,958
Celgene Corp.*	5,799	257,476
Salesforce.com, Inc.*	7,397	242,104
Intuitive Surgical, Inc.*	2,520	240,307
Schlumberger Ltd.	5,860	238,033
Amphenol Corp.	8,196	233,504
Apple, Inc.*	2,175	228,636
Nucor Corp.	5,963	227,608
Abercrombie & Fitch Co. — Class A	9,531	226,838
Apollo Group, Inc. — Class A*	2,762	216,347
DaVita, Inc.*	4,911	215,838
TJX Companies, Inc.	8,313	213,145
XTO Energy, Inc.	6,733	206,164
Motorola, Inc.	48,082	203,387
Coach, Inc.*	12,125	202,488
Titanium Metals Corp.	36,182	197,916
Murphy Oil Corp.	4,398	196,898
AutoZone, Inc.*	1,203	195,632
CME Group, Inc.	790	194,648
Chesapeake Energy Corp.	11,366	193,904
Starbucks Corp.*	16,892	187,670
Paccar, Inc.	7,170	184,699
CB Richard Ellis Group, Inc. — Class A*	45,649	183,965
Sunoco, Inc.	6,875	182,050
NYSE Euronext	10,066	180,181
Waters Corp.*	4,762	175,956
Exxon Mobil Corp.	2,582	175,834
Ball Corp.	4,006	173,860
Texas Instruments, Inc.	10,512	173,553
National Semiconductor Corp.	16,789	172,423
Autodesk, Inc.*	10,123	170,168
Microsoft Corp.	9,085	166,891
Intuit, Inc.*	6,181	166,887
NetApp, Inc.*	11,102	164,754
Yahoo!, Inc.*	12,842	164,506

		Market
	Shares	Value

Paychex, Inc.	6,320	$162,234
IMS Health, Inc.	12,881	160,626
Dell, Inc.*	16,816	159,416
Rockwell Collins, Inc.	4,868	158,892
BJ Services Co.	15,946	158,663
EOG Resources, Inc.	2,847	155,902
Chevron Corp.	2,310	155,324
Oracle Corp.	8,501	153,613
Qualcomm, Inc.	3,926	152,761
UnitedHealth Group, Inc.	7,187	150,424
Dun & Bradstreet Corp.	1,950	150,150
Cisco Systems, Inc.*	8,891	149,102
Western Union Co.	11,772	147,974
Varian Medical Systems, Inc.*	4,821	146,751
Hess Corp.	2,690	145,798
Progressive Corp.*	10,842	145,716
CH Robinson Worldwide, Inc.	3,150	143,672
VeriSign, Inc.*	7,530	142,091
Apache Corp.	2,203	141,190
Altera Corp.	8,042	141,137
Equifax, Inc.	5,750	140,588
Biogen Idec, Inc.*	2,680	140,486
Caterpillar, Inc.	4,990	139,520
Nabors Industries Ltd.*	13,940	139,261
Express Scripts, Inc.*	3,011	139,018
Sherwin-Williams Co.	2,650	137,721
McGraw-Hill Companies, Inc.	5,980	136,763
Baker Hughes, Inc.	4,790	136,755
Sysco Corp.	5,995	136,686
PepsiCo, Inc.	2,649	136,371
Hershey Co.	3,833	133,197
Total System Services, Inc.	9,638	133,101
3M Co.	2,660	132,255
GameStop Corp. — Class A*	4,709	131,946
SLM Corp.*	26,568	131,512
St. Jude Medical, Inc.*	3,616	131,369
Bed Bath & Beyond, Inc.*	5,307	131,348
Anadarko Petroleum Corp.	3,370	131,059
eBay, Inc.*	10,351	130,009
Expeditors International of Washington, Inc.	4,490	127,022
Cabot Oil & Gas Corp.	5,347	126,029
Yum! Brands, Inc.	4,583	125,941
Amgen, Inc.*	2,528	125,187
MEMC Electronic Materials, Inc.*	7,586	125,093
Range Resources Corp.	3,000	123,480
Fastenal Co.	3,840	123,475
Cameron International Corp.*	5,568	122,106
Black & Decker Corp.	3,867	122,043
Campbell Soup Co.	4,458	121,971
Smith International, Inc.	5,638	121,104

 1

VARIABLE ANNUITY LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Colgate-Palmolive Co.	2,036	$120,083
Lockheed Martin Corp.	1,710	118,041
Avon Products, Inc.	6,136	117,995
Robert Half International, Inc.	6,570	117,143
ENSCO International, Inc.	4,310	113,784
Adobe Systems, Inc.*	5,280	112,939
Fiserv, Inc.*	3,097	112,917
Forest Laboratories, Inc.*	5,122	112,479
Flir Systems, Inc.*	5,465	111,923
Johnson & Johnson	2,122	111,617
Danaher Corp.	2,038	110,500
Rockwell Automation, Inc.	5,040	110,074
Kellogg Co.	3,002	109,963
Medtronic, Inc.	3,714	109,452
Viacom, Inc. — Class B*	6,217	108,051
Questar Corp.	3,580	105,359
Consol Energy, Inc.	4,140	104,494
Ecolab, Inc.	2,958	102,731
Franklin Resources, Inc.	1,867	100,575
Compuware Corp.*	14,930	98,389
Estee Lauder Companies, Inc. — Class A	3,990	98,354
Harris Corp.	3,379	97,788
Laboratory Corporation of
America Holdings*	1,633	95,514
Nike, Inc. — Class B	2,034	95,374
Zimmer Holdings, Inc.*	2,568	93,732
Patterson Companies, Inc.*	4,955	93,451
Stryker Corp.	2,709	92,214
Wynn Resorts Ltd.*	4,075	81,378
Devon Energy Corp.	1,610	71,951
Lexmark International, Inc.*	4,064	68,560

Total Common Stocks (Cost $18,189,222)		20,289,230

	Face
	Amount

REPURCHASE AGREEMENT † 0.7%
Credit Suisse Group issued 3/31/09 at 0.15% due 04/01/09	$124,715	124,715

Total Repurchase Agreement (Cost $124,715)		124,715

Total Investments 108.1% (Cost $18,313,937)		$20,413,945

Liabilities in Excess of Other Assets – (8.1)%		$(1,526,015)

Net Assets – 100.0%		$18,887,930

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

 2

VARIABLE ANNUITY LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 102.2%

XL Capital Ltd.	71,487	$390,319
SUPERVALU, INC.	19,446	277,689
Tesoro Corp.	19,810	266,841
Morgan Stanley	8,883	202,266
ProLogis	30,948	201,162
Macy’s, Inc.	20,399	181,551
CIT Group, Inc.	61,748	175,982
American International Group, Inc.	155,680	155,680
Genworth Financial, Inc. — Class A	79,081	150,254
MeadWestvaco Corp.	11,325	135,787
Hartford Financial Services Group, Inc.	16,751	131,495
Tyson Foods, Inc. — Class A	13,301	124,896
Goodyear Tire & Rubber Co.*	19,100	119,566
AmerisourceBergen Corp.	3,550	115,943
Jabil Circuit, Inc.	20,477	113,852
Ford Motor Co.*	43,014	113,127
Office Depot, Inc.*	82,720	108,363
Constellation Energy Group, Inc.	5,078	104,911
Qwest Communications International, Inc.	29,580	101,164
Comerica, Inc.	5,523	101,126
Valero Energy Corp.	5,620	100,598
AutoNation, Inc.*	7,161	99,395
CenturyTel, Inc.	3,520	98,982
CBS Corp.	25,058	96,223
NiSource, Inc.	9,734	95,393
Wyndham Worldwide Corp.	22,069	92,690
Alcoa, Inc.	12,270	90,062
Tenet Healthcare Corp.*	74,416	86,323
Embarq Corp.	2,249	85,125
Spectra Energy Corp.	5,871	83,016
Sun Microsystems, Inc.*	11,230	82,204
Host Hotels & Resorts, Inc.	20,593	80,725
Altria Group, Inc.	5,002	80,132
J.C. Penney Company, Inc.	3,928	78,835
Limited Brands, Inc.	9,050	78,735
International Paper Co.	11,072	77,947
Carnival Corp.	3,387	73,159
Pinnacle West Capital Corp.	2,682	71,234
Coca-Cola Enterprises, Inc.	5,313	70,078
Eastman Kodak Co.	18,348	69,722
AK Steel Holding Corp.	9,590	68,281
Whirlpool Corp.	2,294	67,879
Legg Mason, Inc.	4,049	64,379
Philip Morris International, Inc.	1,790	63,688

		Market
	Shares	Value

International Game Technology, Inc.	6,749	$62,226
Meredith Corp.	3,730	62,067
Windstream Corp.	7,638	61,562
RR Donnelley & Sons Co.	8,387	61,477
Allstate Corp.	3,169	60,686
Gannett Co., Inc.	27,420	60,324
Masco Corp.	8,527	59,518
Lincoln National Corp.	8,776	58,711
Leggett & Platt, Inc.	4,506	58,533
TECO Energy, Inc.	5,143	57,344
Frontier Communications Corp.	7,782	55,875
Weyerhaeuser Co.	2,013	55,498
Analog Devices, Inc.	2,874	55,382
Pepco Holdings, Inc.	4,428	55,261
Reynolds American, Inc.	1,505	53,939
Microchip Technology, Inc.	2,545	53,929
Eastman Chemical Co.	2,010	53,868
Bank of America Corp.	7,897	53,858
Air Products & Chemicals, Inc.	950	53,437
Ingersoll-Rand Co. — Class A	3,860	53,268
Duke Energy Corp.	3,696	52,927
Ameren Corp.	2,269	52,618
E.I. du Pont de Nemours and Co.	2,290	51,136
KeyCorp	6,473	50,942
Consolidated Edison, Inc.	1,274	50,463
Progress Energy, Inc.	1,388	50,329
DTE Energy Co.	1,807	50,054
HCP, Inc.	2,795	49,891
Health Care REIT, Inc.	1,610	49,250
Citigroup, Inc.	19,416	49,122
Prudential Financial, Inc.	2,480	47,170
Tyco Electronics Ltd.	4,240	46,810
United States Steel Corp.	2,210	46,697
Ameriprise Financial, Inc.	2,270	46,512
CenterPoint Energy, Inc.	4,423	46,132
Darden Restaurants, Inc.	1,334	45,703
Pfizer, Inc.	3,345	45,559
Integrys Energy Group, Inc.	1,694	44,112
Dow Chemical Co.	5,141	43,339
General Electric Co.	4,220	42,664
Northrop Grumman Corp.	944	41,196
ConAgra Foods, Inc.	2,378	40,117
Marshall & Ilsley Corp.	7,119	40,080
Boston Properties, Inc.	1,140	39,934
Verizon Communications, Inc.	1,318	39,804
Regions Financial Corp.	9,340	39,788

 1

VARIABLE ANNUITY LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Xcel Energy, Inc.	2,125	$39,589
SunTrust Banks, Inc.	3,372	39,587
Newell Rubbermaid, Inc.	6,170	39,365
McKesson Corp.	1,108	38,824
Cincinnati Financial Corp.	1,690	38,650
Molex, Inc.	2,760	37,922
AT&T, Inc.	1,503	37,876
Vornado Realty Trust	1,138	37,827
Starwood Hotels & Resorts Worldwide, Inc.	2,956	37,541
Fifth Third Bancorp	12,800	37,376
JPMorgan Chase & Co.	1,396	37,106
Apartment Investment & Management Co. — Class A	6,709	36,765
Simon Property Group, Inc.	1,042	36,095
Johnson Controls, Inc.	2,980	35,760
SCANA Corp.	1,130	34,906
American Electric Power Company, Inc.	1,380	34,859
Time Warner, Inc.	1,724	33,267
Textron, Inc.	5,770	33,120
Assurant, Inc.	1,510	32,888
Ryder System, Inc.	1,141	32,302
Avery Dennison Corp.	1,390	31,053
BB&T Corp.	1,815	30,710
KIMCO Realty Corp.	4,010	30,556
Equity Residential	1,620	29,727
Mattel, Inc.	2,448	28,225
AvalonBay Communities, Inc.	593	27,907
Capital One Financial Corp.	1,910	23,378
Fortune Brands, Inc.	950	23,322
U.S. Bancorp	1,591	23,245
Principal Financial Group, Inc.	2,770	22,659
Huntington Bancshares, Inc.	11,768	19,535
Zions Bancorporation	1,468	14,430
Time Warner Cable, Inc.	393	9,737

Total Common Stocks (Cost $9,879,708)		8,622,000

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT † 0.8%

Credit Suisse Group issued 03/31/09 at 0.15% due 04/01/09	$65,213	$65,213

Total Repurchase Agreement (Cost $65,213)		65,213

Total Investments 103.0% (Cost $9,944,921)		$8,687,213

Liabilities in Excess of Other Assets – (3.0)%		$(254,135)

Net Assets – 100.0%		$8,433,078

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

 2

VARIABLE ANNUITY LEISURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.3%

McDonald’s Corp.	1,938	$105,757
Walt Disney Co.	4,147	75,310
Activision Blizzard Inc.*	5,269	55,114
Time Warner, Inc.	2,829	54,606
Carnival Corp.	2,503	54,065
Yum! Brands, Inc.	1,767	48,557
News Corp. — Class A	7,291	48,266
Viacom, Inc. — Class B*	2,696	46,856
Starbucks Corp.*	3,972	44,129
Electronic Arts, Inc.*	1,960	35,652
Darden Restaurants, Inc.	986	33,780
Marriott International, Inc. — Class A	1,990	32,556
Tim Hortons, Inc.	1,186	30,089
Hasbro, Inc.	1,026	25,722
Burger King Holdings, Inc.	1,088	24,970
Mattel, Inc.	2,164	24,951
Penn National Gaming, Inc.*	902	21,783
Regal Entertainment Group — Class A	1,599	21,443
Wendy’s/Arby’s Group, Inc. - Class A	4,196	21,106
International Game Technology, Inc.	2,210	20,376
Brinker International, Inc.	1,304	19,690
Marvel Entertainment, Inc.*	741	19,674
Panera Bread Co. — Class A*	343	19,174
Starwood Hotels & Resorts Worldwide, Inc.	1,499	19,037
DreamWorks Animation SKG, Inc. — Class A*	841	18,199
Time Warner Cable, Inc.	711	17,628
Choice Hotels International, Inc.	667	17,222
Jack in the Box, Inc.*	698	16,256
Chipotle Mexican Grill, Inc. — Class A*	244	16,197
Royal Caribbean Cruises Ltd.	2,012	16,116
Wynn Resorts Ltd.*	777	15,517
Cinemark Holdings, Inc.	1,610	15,118
Scientific Games Corp. — Class A*	1,162	14,072
Las Vegas Sands Corp.*	4,658	14,021
WMS Industries, Inc.*	638	13,341
Bally Technologies, Inc.*	691	12,728
Bob Evans Farms, Inc.	564	12,645
Take-Two Interactive Software, Inc.	1,440	12,024
Polaris Industries, Inc.	535	11,470
Vail Resorts, Inc.*	546	11,155

		Market
	Shares	Value

CEC Entertainment, Inc.*	423	$10,947
Sonic Corp.*	1,085	10,872
Eastman Kodak Co.	2,769	10,522
Pool Corp.	764	10,238
International Speedway Corp. — Class A	455	10,037
Wyndham Worldwide Corp.	2,285	9,597
Speedway Motorsports, Inc.	748	8,841
Life Time Fitness, Inc.*	698	8,767
Callaway Golf Co.	1,206	8,659
MGM MIRAGE*	2,447	5,702

Total Common Stocks (Cost $1,048,909)		1,230,554

WARRANTS 0.0%
Krispy Kreme Doughnuts, Inc.* $12.21, 03/02/12	311	3
Total Warrants (Cost $—)		3

Total Investments 99.3% (Cost $1,048,909)		$1,230,557

Other Assets in Excess of Liabilities – 0.7%		$8,157

Net Assets – 100.0%		$1,238,714

*	Non-Income Producing Security.

 1

VARIABLE ANNUITY MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 8.8%
Federal Home Loan Bank*
0.01% due 04/03/09	$2,000,000	$1,999,999

Total Federal Agency Discount Notes
(Cost $1,999,999)		1,999,999

REPURCHASE AGREEMENTS† 84.9%
Mizuho Financial Group, Inc. issued 03/31/09 at 0.16% due 04/01/09	4,992,926	4,992,926
UBS Financial Services, Inc. issued 03/31/09 at 0.11% due 04/01/09	4,992,926	4,992,926
Morgan Stanley issued 03/31/09 at 0.05% due 04/01/09	4,992,926	4,992,926
Credit Suisse Group issued 03/31/09 at 0.15% due 04/01/09	4,371,274	4,371,274

Total Repurchase Agreements
(Cost $19,350,052)		19,350,052

Total Investments 93.7%
(Cost $21,350,051)		$21,350,051

Other Assets in Excess of
Liabilities – 6.3%		$1,429,471

Net Assets – 100.0%		$22,779,522

		Unrealized
	Contracts	Gain (Loss)

Futures Contracts Purchased
June 2009 U.S. Treasury Note
Futures Contracts
(Aggregate Market Value of Contracts $2,233,969)	18	$71,398
June 2009 Gold Futures
Contracts
(Aggregate Market Value of Contracts $1,012,880)	11	40,473
July 2009 Silver Futures
Contracts
(Aggregate Market Value of Contracts $520,520)	8	8,075
May 2009 Sugar Futures
Contracts
(Aggregate Market Value of Contracts $283,808)	20	(8,054)

(Total Aggregate Market Value of Contracts $4,051,177)		$111,892

		Unrealized
	Contracts	Gain (Loss)

Currency Futures Contracts Sold Short
June 2009 Japanese Yen
Futures Contracts
(Aggregate Market Value of Contracts $3,540,250)	28	$48,057
June 2009 Canadian Dollar
Futures Contracts
(Aggregate Market Value of Contracts $555,520)	7	(11,200)
June 2009 Swiss Franc Futures
Contracts
(Aggregate Market Value of Contracts $549,875)	5	(17,731)
June 2009 British Pound
Futures Contracts
(Aggregate Market Value of Contracts $1,435,100)	16	(31,436)
June 2009 Australian Dollar
Futures Contracts
(Aggregate Market Value of Contracts $622,800)	9	(39,107)
June 2009 EURO Currency
Futures Contracts
(Aggregate Market Value of Contracts $3,984,900)	24	(213,956)

(Total Aggregate Market Value of Contracts $10,688,445)		$(265,373)

Futures Contracts Sold Short
June 2009 Live Cattle Futures
Contracts
(Aggregate Market Value of Contracts $881,280)	27	$42,231
June 2009 Lean Hogs Futures
Contracts
(Aggregate Market Value of Contracts $579,200)	20	38,758
July 2009 Soybean Futures
Contracts
(Aggregate Market Value of Contracts $1,663,375)	35	28,071
December 2009 Wheat Futures
Contracts
(Aggregate Market Value of Contracts $326,425)	11	19,853
July 2009 Cotton Futures
Contracts
(Aggregate Market Value of Contracts $236,750)	10	10,988

 1

VARIABLE ANNUITY MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Unrealized
	Contracts	Gain (Loss)

July 2009 Wheat Futures
Contracts
(Aggregate Market Value of Contracts $436,200)	16	$10,369
December 2009 Cotton Futures
Contracts
(Aggregate Market Value of Contracts $77,340)	3	6,206
December 2009 Corn Futures
Contracts
(Aggregate Market Value of Contracts $522,900)	24	(22,322)
July 2009 Coffee Futures
Contracts
(Aggregate Market Value of Contracts $706,200)	16	(46,850)
July 2009 Cocoa Futures
Contracts
(Aggregate Market Value of Contracts $364,700)	14	(49,724)
June 2009 U.S. Treasury Bond
Futures Contracts
(Aggregate Market Value of Contracts $2,204,953)	17	(55,275)
May 2009 Copper Futures
Contracts
(Aggregate Market Value of Contracts $645,575)	14	(73,953)
July 2009 Corn Futures
Contracts
(Aggregate Market Value of Contracts $808,763)	39	(78,354)
July 2009 Copper Futures
Contracts
(Aggregate Market Value of Contracts $787,950)	17	(92,712)

(Total Aggregate Market Value of Contracts $10,241,611)		$(262,714)

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

 2

VARIABLE ANNUITY MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 78.2%

FINANCIALS 13.9%
Everest Re Group Ltd.	520	$36,816
Fidelity National Financial, Inc. — Class A	1,830	35,703
New York Community Bancorp, Inc.	2,940	32,840
W.R. Berkley Corp.	1,180	26,609
HCC Insurance Holdings, Inc.	966	24,334
Cullen/Frost Bankers, Inc.	510	23,939
Federal Realty Investment Trust	500	23,000
Eaton Vance Corp.	1,000	22,850
Old Republic International Corp.	2,000	21,640
First American Corp.	790	20,943
Commerce Bancshares, Inc.	559	20,292
Rayonier, Inc.	670	20,247
Reinsurance Group of America, Inc.	620	20,082
Nationwide Health Properties, Inc.	865	19,194
Brown & Brown, Inc.	990	18,721
AMB Property Corp.	1,190	17,136
Associated Banc-Corp.	1,090	16,830
Realty Income Corp.	888	16,712
Raymond James Financial, Inc.	840	16,548
Liberty Property Trust	860	16,288
Regency Centers Corp.	600	15,942
Affiliated Managers Group, Inc.*	350	14,598
Jefferies Group, Inc.	1,050	14,490
Valley National Bancorp	1,150	14,225
Arthur J. Gallagher & Co.	820	13,940
SEI Investments Co.	1,140	13,919
Bank of Hawaii Corp.	410	13,522
Essex Property Trust, Inc.	230	13,188
Waddell & Reed Financial, Inc. — Class A	720	13,010
BancorpSouth, Inc.	620	12,921
Hanover Insurance Group, Inc.	440	12,681
FirstMerit Corp.	690	12,558
Alexandria Real Estate Equities, Inc.	340	12,376
Highwoods Properties, Inc.	540	11,567
City National Corp.	340	11,482
Westamerica Bancorporation	250	11,390
Mack-Cali Realty Corp.	570	11,292
TCF Financial Corp.	960	11,290

		Market
	Shares	Value

First Niagara Financial Group, Inc.	1,010	$11,009
UDR, Inc.	1,274	10,969
NewAlliance Bancshares, Inc.	910	10,683
American Financial Group, Inc.	640	10,272
Washington Federal, Inc.	750	9,967
Fulton Financial Corp.	1,500	9,945
Omega Healthcare Investors, Inc.	700	9,856
Camden Property Trust	450	9,711
Hospitality Properties Trust	800	9,600
Stancorp Financial Group, Inc.	420	9,568
Mercury General Corp.	300	8,910
BRE Properties, Inc. — Class A	440	8,637
Potlatch Corp.	340	7,885
Synovus Financial Corp.	2,390	7,767
Trustmark Corp.	420	7,720
Duke Realty Corp.	1,270	6,985
Jones Lang LaSalle, Inc.	300	6,978
AmeriCredit Corp.*	1,120	6,563
Astoria Financial Corp.	690	6,341
Weingarten Realty Investors	660	6,283
Unitrin, Inc.	420	5,872
Wilmington Trust Corp.	590	5,717
SVB Financial Group*	280	5,603
SL Green Realty Corp.	490	5,292
Cathay General Bancorp	420	4,381
Apollo Investment Corp.	1,210	4,211
Macerich Co.	660	4,132
Equity One, Inc.	280	3,413
International Bancshares Corp.	430	3,354
Protective Life Corp.	600	3,150
PacWest Bancorp	210	3,009
Horace Mann Educators Corp.	330	2,762
Cousins Properties, Inc.	370	2,383
Webster Financial Corp.	450	1,913
Colonial BancGroup, Inc.	1,730	1,557

Total Financials		917,513

CONSUMER DISCRETIONARY 12.1%
Ross Stores, Inc.	1,100	39,468
Dollar Tree, Inc.*	770	34,303
Advance Auto Parts, Inc.	810	33,275
ITT Educational Services, Inc.*	270	32,783
priceline.com, Inc.*	350	27,573
DeVry, Inc.	520	25,054

 1

VARIABLE ANNUITY MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

CarMax, Inc.*	1,880	$23,387
Petsmart, Inc.	1,080	22,637
Strayer Education, Inc.	120	21,584
American Eagle Outfitters, Inc.	1,760	21,542
NVR, Inc.*	50	21,387
Toll Brothers, Inc.*	1,110	20,158
BorgWarner, Inc.	980	19,894
Chipotle Mexican Grill, Inc. — Class A*	280	18,586
Wendy’s/Arby’s Group, Inc. — Class A	3,560	17,907
LKQ Corp.*	1,190	16,981
Urban Outfitters, Inc.*	970	15,879
Netflix, Inc.*	360	15,451
Aeropostale, Inc.*	570	15,139
Career Education Corp.*	630	15,095
Panera Bread Co. — Class A*	260	14,534
Mohawk Industries, Inc.*	480	14,338
Corinthian Colleges, Inc.*	730	14,198
DreamWorks Animation SKG, Inc. — Class A*	650	14,066
Foot Locker, Inc.	1,320	13,834
Brinker International, Inc.	870	13,137
Gentex Corp.	1,170	11,653
Marvel Entertainment, Inc.*	420	11,151
Rent-A-Center, Inc.*	560	10,847
Guess?, Inc.	510	10,751
John Wiley & Sons, Inc. — Class A	360	10,721
Dick’s Sporting Goods, Inc.*	730	10,417
Phillips-Van Heusen Corp.	440	9,979
M.D.C. Holdings, Inc.	310	9,653
The Warnaco Group, Inc.*	400	9,600
Tupperware Brands Corp.	530	9,005
Chico’s FAS, Inc.*	1,510	8,109
Brink’s Home Security Holdings, Inc.*	350	7,910
Hanesbrands, Inc.*	800	7,656
Service Corporation International	2,180	7,608
Matthews International Corp. — Class A	260	7,491
Williams-Sonoma, Inc.	740	7,459
Barnes & Noble, Inc.	320	6,842
Scientific Games Corp. — Class A*	550	6,660
Lamar Advertising Company*	650	6,338
Ryland Group, Inc.	370	6,164
Cheesecake Factory, Inc.*	510	5,840
Bob Evans Farms, Inc.	260	5,829
J. Crew Group, Inc.*	440	5,799

		Market
	Shares	Value

Regis Corp.	370	$5,347
International Speedway Corp. — Class A	240	5,294
Collective Brands, Inc.*	540	5,260
Sotheby’s	570	5,130
Under Armour, Inc.*	310	5,093
Thor Industries, Inc.	300	4,686
Timberland Co. — Class A*	390	4,657
Callaway Golf Co.	550	3,949
Life Time Fitness, Inc.*	300	3,768
99 Cents Only Stores*	400	3,696
Scholastic Corp.	220	3,315
AnnTaylor Stores Corp.*	490	2,548
Saks, Inc.*	1,210	2,263
American Greetings Corp. — Class A	390	1,973
Boyd Gaming Corp.	480	1,790
Harte-Hanks, Inc.	320	1,712
Blyth, Inc.	50	1,307
Coldwater Creek, Inc.*	400	1,004
Belo Corp. — Class A	760	464

Total Consumer Discretionary		798,930

INDUSTRIALS 11.5%
Quanta Services, Inc.*	1,660	35,607
Roper Industries, Inc.	760	32,262
URS Corp.*	720	29,095
AMETEK, Inc.	910	28,456
FTI Consulting, Inc.*	440	21,771
Manpower, Inc.	670	21,125
Aecom Technology Corp.*	780	20,342
SPX Corp.	420	19,744
Shaw Group, Inc.*	710	19,461
KBR, Inc.	1,380	19,058
Alliant Techsystems, Inc.*	280	18,754
Joy Global, Inc.	870	18,531
Pentair, Inc.	840	18,203
Watson Wyatt & Company Holdings	360	17,773
Donaldson Company	660	17,714
Waste Connections, Inc.*	680	17,476
J.B. Hunt Transport Services, Inc.	700	16,877
Copart, Inc.*	540	16,016
AGCO Corp.*	780	15,288
Harsco Corp.	680	15,076
IDEX Corp.	680	14,872
Landstar System, Inc.	440	14,727
Corrections Corporation of America*	1,020	13,066

 2

VARIABLE ANNUITY MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Hubbell, Inc. — Class B	480	$12,941
MSC Industrial Direct Co.	380	11,807
Lincoln Electric Holdings, Inc.	360	11,408
Thomas & Betts Corporation*	450	11,259
Wabtec Corp.	410	10,816
Lennox International, Inc.	400	10,584
Granite Construction, Inc.	280	10,494
Carlisle Companies, Inc.	520	10,208
Timken Co.	720	10,051
Kennametal, Inc.	620	10,050
Kansas City Southern*	780	9,914
Bucyrus International, Inc.	640	9,715
Brink’s Co.	340	8,996
Graco, Inc.	510	8,706
GATX Corp.	420	8,497
Nordson Corp.	290	8,245
Clean Harbors, Inc.*	170	8,160
Terex Corp.*	810	7,492
BE Aerospace, Inc.*	860	7,456
Con-way Inc.	390	6,993
Crane Co.	400	6,752
Alexander & Baldwin, Inc.	350	6,660
Trinity Industries, Inc.	680	6,215
Rollins, Inc.	350	6,002
JetBlue Airways Corp.*	1,566	5,716
Werner Enterprises, Inc.	370	5,594
Alaska Air Group, Inc.*	310	5,447
Woodward Governor Co.	470	5,255
Navigant Consulting, Inc.*	400	5,228
Mine Safety Appliances Co.	250	5,005
Herman Miller, Inc.	460	4,904
AirTran Holdings, Inc.*	1,020	4,641
MPS Group, Inc.*	770	4,582
Oshkosh Corp.	630	4,246
Deluxe Corp.	440	4,237
Corporate Executive Board Co.	290	4,205
HNI Corp.	380	3,952
Korn/Ferry International, Inc.*	380	3,443
YRC Worldwide, Inc.*	510	2,290
United Rentals, Inc.*	510	2,147
Federal Signal Corp.	400	2,108
Dycom Industries, Inc.*	340	1,969
Kelly Services, Inc. — Class A	230	1,852

Total Industrials		757,536

INFORMATION TECHNOLOGY 11.3%
Western Digital Corp.*	1,900	36,746

		Market
	Shares	Value

SAIC, Inc.*	1,730	$32,299
Synopsys, Inc.*	1,220	25,291
Lam Research Corp.*	1,070	24,364
Global Payments, Inc.	680	22,719
Avnet, Inc.*	1,280	22,413
Broadridge Financial Solutions, Inc.	1,200	22,332
Lender Processing Services, Inc.	710	21,733
Sybase, Inc.*	700	21,203
Hewitt Associates, Inc. — Class A*	710	21,130
Arrow Electronics, Inc.*	1,020	19,441
ANSYS, Inc.*	760	19,076
Alliance Data Systems Corp.*	510	18,844
FactSet Research Systems Inc.	360	17,996
Cree, Inc.*	750	17,647
Ingram Micro, Inc. — Class A*	1,380	17,443
Trimble Navigation Ltd.*	1,010	15,433
Metavante Technologies, Inc.*	770	15,369
Mettler-Toledo International, Inc.*	290	14,886
Itron, Inc.*	310	14,678
F5 Networks, Inc.*	680	14,246
Atmel Corp.*	3,830	13,903
Macrovision Solutions Corp.*	700	12,453
DST Systems, Inc.*	350	12,117
Intersil Corp. — Class A	1,040	11,960
Diebold, Inc.	560	11,956
Jack Henry & Associates, Inc.	720	11,750
Polycom, Inc.*	710	10,927
NCR Corp.*	1,350	10,733
NeuStar, Inc.*	630	10,553
3Com Corp.*	3,300	10,197
Silicon Laboratories, Inc.*	380	10,032
Zebra Technologies Corp. — Class A*	520	9,890
Parametric Technology Corp.*	990	9,880
Palm, Inc.*	1,140	9,827
Digital River, Inc.*	320	9,542
Cadence Design Systems, Inc.*	2,250	9,450
Tech Data Corp.*	430	9,365
National Instruments Corp.	480	8,952
International Rectifier Corp.*	620	8,376
ADTRAN, Inc.	470	7,619
Mantech International Corp. — Class A*	180	7,542

 3

VARIABLE ANNUITY MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

CommScope, Inc.*	620	$7,043
Semtech Corp.*	510	6,809
Integrated Device Technology, Inc.*	1,400	6,370
ValueClick, Inc.*	740	6,297
Fair Isaac Corp.	420	5,909
ACI Worldwide, Inc.*	300	5,625
Vishay Intertechnology, Inc.*	1,590	5,533
Gartner, Inc. — Class A*	500	5,505
SRA International, Inc. — Class A*	360	5,292
Plantronics, Inc.	410	4,949
Avocent Corp.*	390	4,735
Advent Software, Inc.*	140	4,663
Acxiom Corp.	580	4,292
Fairchild Semiconductor International, Inc.*	1,050	3,917
Wind River Systems, Inc.*	580	3,712
ADC Telecommunications, Inc.*	820	3,600
Mentor Graphics Corp.*	790	3,508
RF Micro Devices, Inc.*	2,240	2,979
Imation Corp.	260	1,989

Total Information Technology		745,040

HEALTH CARE 9.8%
Vertex Pharmaceuticals, Inc.*	1,470	42,233
Henry Schein, Inc.*	760	30,408
Edwards Lifesciences Corp.*	480	29,103
Hologic, Inc.*	2,180	28,536
Beckman Coulter, Inc.	540	27,545
Cerner Corp.*	580	25,503
Pharmaceutical Product Development, Inc.	1,000	23,720
ResMed, Inc.*	650	22,971
Omnicare, Inc.	890	21,796
Gen-Probe, Inc.*	450	20,511
Covance, Inc.*	540	19,240
OSI Pharmaceuticals, Inc.*	490	18,747
Techne Corp.	320	17,507
Endo Pharmaceuticals Holdings, Inc.*	990	17,503
IDEXX Laboratories, Inc.*	500	17,290
Perrigo Co.	660	16,388
VCA Antech, Inc.*	720	16,236
Universal Health Services, Inc. — Class B	420	16,103
Charles River Laboratories International, Inc.	570	15,510
Immucor, Inc.*	600	15,090
Lincare Holdings, Inc.*	630	13,734

		Market
	Shares	Value

Sepracor, Inc.*	930	$13,634
Teleflex, Inc.	340	13,291
United Therapeutics Corp.*	200	13,218
Health Net, Inc.*	880	12,742
Valeant Pharmaceuticals International*	700	12,453
Thoratec Corp.*	480	12,331
Community Health Systems, Inc.*	780	11,965
Masimo Corp.*	410	11,882
Steris Corp.	500	11,640
Owens & Minor, Inc.	350	11,596
Bio-Rad Laboratories, Inc. — Class A*	160	10,544
Kinetic Concepts, Inc.*	470	9,926
LifePoint Hospitals, Inc.*	440	9,178
Psychiatric Solutions, Inc.*	480	7,550
Medicis Pharmaceutical Corp. — Class A	480	5,938
Varian, Inc.*	250	5,935
Health Management Associates, Inc. — Class A*	2,100	5,418
Hill-Rom Holdings, Inc.	530	5,242
WellCare Health Plans, Inc.*	360	4,050
Kindred Healthcare, Inc.*	260	3,887
Affymetrix, Inc.*	600	1,962

Total Health Care		650,056

MATERIALS 5.3%
Martin Marietta Materials, Inc.	350	27,755
FMC Corp.	620	26,747
Terra Industries, Inc.	850	23,876
Airgas, Inc.	690	23,329
Lubrizol Corp.	580	19,726
AptarGroup, Inc.	580	18,061
Sonoco Products Co.	850	17,833
Cliffs Natural Resources Inc	970	17,615
Albemarle Corp.	780	16,981
Valspar Corp.	850	16,974
Reliance Steel & Aluminum Co.	540	14,218
RPM International, Inc.	1,090	13,876
Scotts Miracle-Gro Co. — Class A	370	12,839
Steel Dynamics, Inc.	1,380	12,158
Packaging Corporation of America	870	11,327
Commercial Metals Co.	960	11,088
Greif, Inc. — Class A	290	9,654

 4

VARIABLE ANNUITY MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Sensient Technologies Corp.	410	$9,635
Olin Corp.	658	9,390
Cytec Industries, Inc.	400	6,008
Ashland, Inc.	570	5,888
Cabot Corp.	560	5,886
Carpenter Technology Corp.	380	5,366
Minerals Technologies, Inc.	160	5,128
Temple-Inland, Inc.	910	4,887
Worthington Industries, Inc.	510	4,442
Louisiana-Pacific Corp.	780	1,739

Total Materials		352,426

UTILITIES 5.3%
NSTAR	910	29,011
MDU Resources Group, Inc.	1,570	25,340
Alliant Energy Corp.	940	23,208
Aqua America, Inc.	1,150	23,000
DPL, Inc.	990	22,315
UGI Corp.	920	21,721
National Fuel Gas Co.	680	20,856
Oneok, Inc.	900	20,367
OGE Energy Corp.	810	19,294
NV Energy, Inc.	2,000	18,780
Energen Corp.	610	17,769
AGL Resources, Inc.	660	17,510
Westar Energy, Inc.	920	16,128
Vectren Corp.	690	14,552
WGL Holdings, Inc.	430	14,104
Great Plains Energy, Inc.	1,020	13,739
Hawaiian Electric Industries, Inc.	770	10,580
IDACORP, Inc.	400	9,344
PNM Resources, Inc.	740	6,112
Black Hills Corp.	330	5,904

Total Utilities		349,634

ENERGY 5.2%
FMC Technologies, Inc.*	1,070	33,566
Denbury Resources, Inc.*	2,120	31,503
Pride International, Inc.*	1,480	26,610
Newfield Exploration Co.*	1,130	25,651
Helmerich & Payne, Inc.	900	20,493
Oceaneering International, Inc.*	470	17,329
Tidewater, Inc.	440	16,337
Arch Coal, Inc.	1,220	16,311
Southern Union Co.	1,060	16,133
Plains Exploration & Production Co.*	920	15,852

		Market
	Shares	Value

Cimarex Energy Co.	710	$13,050
Comstock Resources, Inc.*	400	11,920
Patterson-UTI Energy, Inc.	1,300	11,648
Frontier Oil Corp.	890	11,383
Forest Oil Corp.*	830	10,914
Encore Acquisition Co.*	440	10,239
Superior Energy Services*	670	8,636
Exterran Holdings, Inc.*	530	8,491
Unit Corp.*	400	8,368
Bill Barrett Corp.*	320	7,117
Mariner Energy, Inc.	770	5,968
Quicksilver Resources, Inc.*	960	5,318
Overseas Shipholding Group, Inc.	200	4,534
Helix Energy Solutions Group, Inc.*	840	4,318
Patriot Coal Corp.*	550	2,041

Total Energy		343,730

CONSUMER STAPLES 3.3%
Church & Dwight Company, Inc.	600	31,338
Ralcorp Holdings, Inc.*	480	25,862
Energizer Holdings, Inc.*	500	24,845
Hansen Natural Corp.*	620	22,320
Alberto-Culver Co.	730	16,505
BJ’s Wholesale Club, Inc.*	500	15,995
Flowers Foods, Inc.	670	15,732
Corn Products International, Inc.	640	13,568
Smithfield Foods, Inc.*	1,010	9,555
PepsiAmericas, Inc.	490	8,452
Ruddick Corp.	330	7,408
Lancaster Colony Corp.	170	7,052
NBTY, Inc.*	470	6,618
Universal Corp.	210	6,283
Tootsie Roll Industries, Inc.	227	4,922

Total Consumer Staples		216,455

TELECOMMUNICATION SERVICES 0.5%
Telephone & Data Systems, Inc.	860	22,799
Syniverse Holdings, Inc.*	440	6,934

 5

VARIABLE ANNUITY MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Cincinnati Bell, Inc.*	1,940	$4,462

Total Telecommunication Services		34,195

Total Common Stocks (Cost $7,203,916)		5,165,515
WARRANTS 0.0%
Krispy Kreme Doughnuts, Inc.* $12.21, 03/02/12	155	2
Total Warrants
(Cost $—)		2

	Face
	Amount

REPURCHASE AGREEMENTS † 21.1%
Mizuho Financial Group Inc. issued 3/31/09 at 0.16% due 04/01/09	360,120	360,120
UBS Financial Services, Inc. issued 3/31/09 at 0.11% due 04/01/09	360,120	360,120
Morgan Stanley issued 3/31/09 at 0.05% due 04/01/09	360,119	360,119
Credit Suisse Group issued 3/31/09 at 0.15% due 04/01/09	315,282	315,282

Total Repurchase Agreements (Cost $1,395,640)		1,395,641

Total Investments 99.3% (Cost $8,599,556)		$6,561,156

Other Assets in Excess of Liabilities – 0.7%		$44,377

Net Assets – 100.0%		$6,605,533

		Unrealized
	Contracts	Gain

Futures Contracts Purchased
June 2009 S&P MidCap 400
Index Mini Futures Contracts (Aggregate Market Value of Contracts $2,573,150)	53	$152,734

	Units

Equity Index Swap Agreements ††
Goldman Sachs International
April 2009 Mid Cap 400 Index
Swap, Terminating 04/06/09†† (Notional Market Value of Contracts $888,986)	1,818	$106,483

		Unrealized
	Units	Gain (Loss)

Credit Suisse Capital, LLC June
2009 Mid Cap 400 Index
Swap, Terminating 06/26/09†† (Notional Market Value of Contracts $1,422,381)	2,909	$(8,256)

(Total Notional Market Value of Contracts $2,311,367)
		$98,227

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on S&P Mid Cap 400 Index +/- financing at a variable rate.

 6

VARIABLE ANNUITY MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 100.9%

CONSUMER DISCRETIONARY 27.0%
Aeropostale, Inc.*	12,212	$324,351
J. Crew Group, Inc.*	21,297	280,694
Sotheby’s	30,373	273,357
ITT Educational Services, Inc.*	1,746	211,999
Guess?, Inc.	9,372	197,562
Chico’s FAS, Inc.*	36,407	195,505
Netflix, Inc.*	4,504	193,312
NVR, Inc.*	433	185,216
Urban Outfitters, Inc.*	9,386	153,649
Ross Stores, Inc.	3,934	141,152
Panera Bread Co. — Class A*	2,524	141,091
Chipotle Mexican Grill, Inc. — Class A*	2,078	137,938
The Warnaco Group, Inc.*	5,072	121,728
Career Education Corp.*	4,920	117,883
Under Armour, Inc.*	6,795	111,642
Marvel Entertainment, Inc.*	4,180	110,979
Thor Industries, Inc.	7,020	109,652
Advance Auto Parts, Inc.	2,653	108,985
Strayer Education, Inc.	603	108,462
Toll Brothers, Inc.*	5,499	99,862
Dick’s Sporting Goods, Inc.*	6,146	87,703
Lamar Advertising Company*	8,860	86,385
DreamWorks Animation SKG, Inc. — Class A*	3,905	84,504
Timberland Co. — Class A*	6,817	81,395
priceline.com, Inc.*	958	75,471
Dollar Tree, Inc.*	1,683	74,978
John Wiley & Sons, Inc. — Class A	2,497	74,361
Krispy Kreme Doughnuts*	6	—

Total Consumer Discretionary		3,889,816

INFORMATION TECHNOLOGY 18.0%
Western Digital Corp.*	13,234	255,945
Lam Research Corp.*	10,280	234,076
Digital River, Inc.*	6,367	189,864
CommScope, Inc.*	15,238	173,104
FactSet Research Systems Inc.	3,378	168,866
ValueClick, Inc.*	18,713	159,248
DST Systems, Inc.*	4,153	143,777
NeuStar, Inc.*	8,583	143,765
Synopsys, Inc.*	6,604	136,901
Silicon Laboratories, Inc.*	4,885	128,964
F5 Networks, Inc.*	4,990	104,540

		Market
	Shares	Value

Cree, Inc.*	4,303	$101,250
Metavante Technologies, Inc.*	4,503	89,880
Plantronics, Inc.	7,395	89,258
Parametric Technology Corp.*	8,140	81,237
ACI Worldwide, Inc.*	4,065	76,219
Global Payments, Inc.	2,244	74,972
Alliance Data Systems Corp.*	1,898	70,131
ANSYS, Inc.*	2,611	65,536
Trimble Navigation Ltd.*	2,557	39,071
Gartner, Inc. — Class A*	3,319	36,542
Mettler-Toledo International, Inc.*	600	30,798

Total Information Technology		2,593,944

INDUSTRIALS 16.9%
Joy Global, Inc.	9,470	201,711
Landstar System, Inc.	4,650	155,635
Thomas & Betts Corporation*	6,090	152,372
Herman Miller, Inc.	12,297	131,086
Corporate Executive Board Co.	8,994	130,413
Clean Harbors, Inc.*	2,545	122,160
J.B. Hunt Transport Services, Inc.	4,980	120,068
Trinity Industries, Inc.	12,020	109,863
Graco, Inc.	6,278	107,165
Alliant Techsystems, Inc.*	1,509	101,073
Con-way Inc.	5,610	100,587
MSC Industrial Direct Co.	3,220	100,045
Bucyrus International, Inc.	6,280	95,330
Rollins, Inc.	5,493	94,205
Terex Corp.*	8,062	74,574
Donaldson Company	2,771	74,374
Korn/Ferry International, Inc.*	7,828	70,922
FTI Consulting, Inc.*	1,400	69,272
AMETEK, Inc.	2,108	65,917
Alaska Air Group, Inc.*	3,650	64,131
Navigant Consulting, Inc.*	4,833	63,167
Copart, Inc.*	1,984	58,845
Roper Industries, Inc.	1,370	58,157
Watson Wyatt & Company Holdings	1,150	56,776
Lincoln Electric Holdings, Inc.	1,680	53,239

Total Industrials		2,431,087

 1

VARIABLE ANNUITY MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

HEALTH CARE 13.0%
Sepracor, Inc.*	24,966	$366,002
United Therapeutics Corp.*	4,275	282,535
Kinetic Concepts, Inc.*	9,391	198,338
VCA Antech, Inc.*	6,946	156,632
Immucor, Inc.*	4,540	114,181
Hologic, Inc.*	8,480	111,003
IDEXX Laboratories, Inc.*	2,720	94,058
Gen-Probe, Inc.*	1,930	87,969
Lincare Holdings, Inc.*	3,716	81,009
Cerner Corp.*	1,830	80,465
ResMed, Inc.*	2,229	78,773
Endo Pharmaceuticals Holdings, Inc.*	4,390	77,615
Techne Corp.	1,406	76,922
Pharmaceutical Product Development, Inc.	2,952	70,021

Total Health Care		1,875,523

ENERGY 11.2%
Frontier Oil Corp.	16,568	211,905
Patterson-UTI Energy, Inc.	18,060	161,818
Helmerich & Payne, Inc.	7,020	159,845
Denbury Resources, Inc.*	10,743	159,641
Unit Corp.*	7,199	150,603
Helix Energy Solutions Group, Inc.*	28,091	144,388
FMC Technologies, Inc.*	4,464	140,036
Encore Acquisition Co.*	5,844	135,990
Quicksilver Resources, Inc.*	21,717	120,312
Oceaneering International, Inc.*	2,830	104,342
Superior Energy Services*	6,570	84,687
Comstock Resources, Inc.*	1,260	37,548

Total Energy		1,611,115

FINANCIALS 6.6%
Eaton Vance Corp.	7,814	178,550
Affiliated Managers Group, Inc.*	3,929	163,879
SEI Investments Co.	9,296	113,504
HCC Insurance Holdings, Inc.	4,410	111,088
Jones Lang LaSalle, Inc.	4,424	102,902
Brown & Brown, Inc.	4,680	88,499
W.R. Berkley Corp.	3,789	85,442
SVB Financial Group*	2,640	52,826

		Market
	Shares	Value

Hanover Insurance Group, Inc.	1,745	$50,291

Total Financials		946,981

MATERIALS 4.4%
Reliance Steel & Aluminum Co.	6,660	175,358
Steel Dynamics, Inc.	18,002	158,597
Cliffs Natural Resources Inc	8,719	158,337
FMC Corp.	3,320	143,225

Total Materials		635,517

CONSUMER STAPLES 3.8%
Hansen Natural Corp.*	7,977	287,172
Energizer Holdings, Inc.*	3,989	198,213
Church & Dwight Company, Inc.	1,200	62,676

Total Consumer Staples		548,061

Total Common Stocks
(Cost $13,718,743)		14,532,044

	Face
	Amount

REPURCHASE AGREEMENT† 0.5%
Credit Suisse Group issued 03/31/09 at 0.15% due 04/01/09	$71,596	71,596
Total Repurchase Agreement (Cost $71,596)		71,596

Total Investments 101.4% (Cost $13,790,339)		$14,603,640

Liabilities in Excess of Other
Assets – (1.4)%		$(204,233)

Net Assets – 100.0%		$14,399,407

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

 2

VARIABLE ANNUITY MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 100.4%

FINANCIALS 29.2%
Fidelity National Financial, Inc. — Class A	5,444	$106,212
Colonial BancGroup, Inc.	109,819	98,837
Unitrin, Inc.	6,920	96,742
Hospitality Properties Trust	7,995	95,940
Old Republic International Corp.	8,782	95,021
Mack-Cali Realty Corp.	4,118	81,578
Horace Mann Educators Corp.	9,372	78,444
Protective Life Corp.	13,343	70,051
Liberty Property Trust	3,592	68,032
New York Community Bancorp, Inc.	5,438	60,742
SL Green Realty Corp.	5,457	58,936
Highwoods Properties, Inc.	2,737	58,627
Nationwide Health Properties, Inc.	2,567	56,962
Omega Healthcare Investors, Inc.	3,792	53,391
Camden Property Trust	2,473	53,367
Alexandria Real Estate Equities, Inc.	1,460	53,144
Realty Income Corp.	2,727	51,322
Equity One, Inc.	4,075	49,674
Duke Realty Corp.	8,898	48,939
Washington Federal, Inc.	3,285	43,658
Regency Centers Corp.	1,584	42,087
First American Corp.	1,570	41,621
Weingarten Realty Investors	4,325	41,174
BRE Properties, Inc. — Class A	2,033	39,908
Apollo Investment Corp.	10,751	37,413
Webster Financial Corp.	8,598	36,542
Associated Banc-Corp.	2,318	35,790
Macerich Co.	4,823	30,192
Cousins Properties, Inc.	4,660	30,010
UDR, Inc.	3,122	26,880
PacWest Bancorp	1,782	25,536
Astoria Financial Corp.	2,185	20,080
Wilmington Trust Corp.	1,675	16,231

Total Financials		1,803,083

CONSUMER DISCRETIONARY 21.3%
Williams-Sonoma, Inc.	18,294	184,404
Foot Locker, Inc.	17,406	182,415
Brinker International, Inc.	11,026	166,493
Barnes & Noble, Inc.	7,564	161,718

		Market
	Shares	Value

Brink’s Home Security Holdings, Inc.*	5,186	$117,204
AnnTaylor Stores Corp.*	17,470	90,844
Blyth, Inc.	3,128	81,735
Regis Corp.	4,964	71,730
Boyd Gaming Corp.	16,569	61,802
Belo Corp. — Class A	98,641	60,171
Harte-Hanks, Inc.	11,214	59,995
Bob Evans Farms, Inc.	2,108	47,261
American Greetings Corp. — Class A	6,472	32,748

Total Consumer Discretionary		1,318,520

MATERIALS 13.9%
Temple-Inland, Inc.	49,834	267,609
Ashland, Inc.	18,520	191,312
Louisiana-Pacific Corp.	65,895	146,946
Packaging Corporation of America	5,513	71,779
RPM International, Inc.	5,408	68,844
Cabot Corp.	3,943	41,441
Worthington Industries, Inc.	4,216	36,721
Cytec Industries, Inc.	2,212	33,224

Total Materials		857,876

INDUSTRIALS 11.5%
Oshkosh Corp.	24,668	166,262
Kelly Services, Inc. — Class A	11,879	95,626
YRC Worldwide, Inc.*	21,185	95,121
Timken Co.	4,818	67,259
HNI Corp.	5,984	62,234
Crane Co.	3,299	55,687
Manpower, Inc.	1,673	52,750
Deluxe Corp.	5,457	52,551
Alexander & Baldwin, Inc.	1,886	35,890
Federal Signal Corp.	5,235	27,588

Total Industrials		710,968

INFORMATION TECHNOLOGY 10.0%
Tech Data Corp.*	6,241	135,929
Ingram Micro, Inc. — Class A*	8,830	111,611
Intersil Corp. — Class A	6,832	78,568
RF Micro Devices, Inc.*	50,941	67,752
Arrow Electronics, Inc.*	3,483	66,386
Vishay Intertechnology, Inc.*	18,305	63,701
Avnet, Inc.*	2,808	49,168

 1

VARIABLE ANNUITY MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Imation Corp.	5,510	$42,152

Total Information Technology		615,267

UTILITIES 6.5%
PNM Resources, Inc.	7,999	66,072
Great Plains Energy, Inc.	4,718	63,551
Oneok, Inc.	2,539	57,458
Westar Energy, Inc.	2,822	49,470
NV Energy, Inc.	4,901	46,020
OGE Energy Corp.	1,809	43,090
AGL Resources, Inc.	1,524	40,432
Black Hills Corp.	1,917	34,295

Total Utilities		400,388

HEALTH CARE 4.6%
Health Net, Inc.*	8,680	125,686
Kindred Healthcare, Inc.*	6,617	98,924
WellCare Health Plans, Inc.*	5,571	62,674

Total Health Care		287,284

CONSUMER STAPLES 2.5%
Smithfield Foods, Inc.*	10,675	100,986
Universal Corp.	1,859	55,621

Total Consumer Staples		156,607

ENERGY 0.9%
Southern Union Co.	3,620	55,096

Total Energy		55,096

Total Common Stocks (Cost $6,983,280)		6,205,089
WARRANTS 0.0%
Krispy Kreme Doughnuts, Inc.* $12.21, 03/02/12	27	—
Total Warrants
(Cost $—)		—

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT † 0.5%
Credit Suisse Group issued 03/31/09 at 0.15% due 04/01/09	$29,589	$29,589
Total Repurchase Agreement (Cost $29,589)		29,589

Total Investments 100.9% (Cost $7,012,869)		$6,234,678

Liabilities in Excess of Other
Assets – (0.9)%		$(53,352)

Net Assets – 100.0%		$6,181,326

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S.

Government Agencies.

 2

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 102.5%

INFORMATION TECHNOLOGY 17.6%
Apple, Inc.*	180	$18,922
International Business
Machines Corp.	170	16,471
Hewlett-Packard Co.	470	15,068
Microsoft Corp.	700	12,859
Corning, Inc.	760	10,085
Western Digital Corp.*	450	8,703
CA, Inc.	470	8,277
Fidelity National Information
Services, Inc.	430	7,826
Automatic Data Processing, Inc.	220	7,735
i2 Technologies, Inc.*	950	7,505
FactSet Research Systems Inc.	150	7,499
Linear Technology Corp.	310	7,124
Starent Networks Corp.*	440	6,956
Affiliated Computer Services, Inc. — Class A*	140	6,705
Black Box Corp.	280	6,611
Sohu.com, Inc.*	160	6,610
VistaPrint Ltd.*	240	6,598
OSI SYSTEMS INC*	430	6,562
Cisco Systems, Inc.*	390	6,540
Benchmark Electronics, Inc.*	570	6,384
Ingram Micro, Inc. — Class A*	500	6,320
Computer Sciences Corp.*	170	6,263
Motorola, Inc.	1,480	6,260
Plexus Corp.*	450	6,219
CACI International, Inc. — Class A*	160	5,838
Alliance Data Systems Corp.*	151	5,579
Diebold, Inc.	250	5,338
Multi-Fineline Electronix, Inc.*	310	5,220
Hughes Communications, Inc.*	430	5,173
Juniper Networks, Inc.*	320	4,819
CommScope, Inc.*	420	4,771
United Online, Inc.	1,050	4,683
Symantec Corp.*	310	4,631
Heartland Payment Systems, Inc.	670	4,429
Synopsys, Inc.*	210	4,353
PC-Tel, Inc.	890	3,827
Cogo Group, Inc.*	330	2,204
NCR Corp.*	230	1,829
Visa, Inc.	30	1,668

		Market
	Shares	Value

Qualcomm, Inc.	40	$1,556
Daktronics, Inc.	200	1,310
JDS Uniphase Corp.*	130	423

Total Information Technology		273,753

HEALTH CARE 16.6%
Abbott Laboratories	300	14,310
Johnson & Johnson	260	13,676
Bristol-Myers Squibb Co.	510	11,179
Gilead Sciences, Inc.*	220	10,190
Eli Lilly & Co.	280	9,355
Myriad Genetics, Inc.*	200	9,094
Baxter International, Inc.	170	8,707
Cerner Corp.*	190	8,354
Computer Programs & Systems, Inc.	250	8,317
Mylan Laboratories, Inc.*	620	8,314
Biogen Idec, Inc.*	150	7,863
Medco Health Solutions, Inc.*	190	7,855
Becton, Dickinson & Co.	110	7,396
PDL BioPharma, Inc.	980	6,938
AmerisourceBergen Corp.	210	6,859
Gen-Probe, Inc.*	150	6,837
Pharmaceutical Product
Development, Inc.	280	6,642
Pfizer, Inc.	480	6,538
Techne Corp.	110	6,018
Emergency Medical Services Corp. — Class A*	190	5,964
ResMed, Inc.*	160	5,654
Omnicare, Inc.	230	5,633
Perrigo Co.	220	5,463
Cubist Pharmaceuticals, Inc.*	330	5,399
Greatbatch, Inc.*	270	5,224
Teleflex, Inc.	130	5,082
RehabCare Group, Inc.*	290	5,058
WellPoint, Inc.*	130	4,936
Thoratec Corp.*	190	4,881
Amedisys, Inc.*	170	4,673
Masimo Corp.*	160	4,637
Warner Chilcott Ltd.*	440	4,629
Bio-Rad Laboratories, Inc. — Class A*	70	4,613
UnitedHealth Group, Inc.	160	3,349
Cardiac Science Corp.*	1,070	3,221
Healthspring, Inc.*	380	3,181
Par Pharmaceutical Companies, Inc.*	300	2,841
Hill-Rom Holdings, Inc.	270	2,670
Merck & Company, Inc.	70	1,872
Wyeth	40	1,722

 1

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Amgen, Inc.*	30	$1,486
Caraco Pharm Labs, Inc.*	280	986
Cardinal Health, Inc.	30	944
Sun Healthcare Group, Inc.*	10	84

Total Health Care		258,644

FINANCIALS 14.2%
Wells Fargo & Co.	790	11,250
Bank of America Corp.	1,430	9,753
Annaly Capital Management, Inc.	570	7,906
First Horizon National Corp.	700	7,519
MFA Mortgage Investments, Inc.	1,260	7,409
Platinum Underwriters Holdings Ltd.	250	7,090
Transatlantic Holdings, Inc.	190	6,777
Aspen Insurance Holdings Ltd.	300	6,738
Park National Corp.	120	6,690
Agree Realty Corp.	420	6,590
Senior Housing Properties Trust	470	6,589
Ameriprise Financial, Inc.	320	6,557
Axis Capital Holdings Ltd.	280	6,311
Unitrin, Inc.	450	6,291
FNB Corp.	820	6,289
Evercore Partners, Inc. — Class A	400	6,180
AmeriCredit Corp.*	1,050	6,153
Health Care REIT, Inc.	190	5,812
AFLAC, Inc.	300	5,808
BB&T Corp.	300	5,076
Camden Property Trust	230	4,963
Getty Realty Corp.	270	4,954
State Auto Financial Corp.	280	4,928
Prospect Capital Corp.	550	4,686
Hanover Insurance Group, Inc.	160	4,611
Entertainment Properties Trust	280	4,413
IPC Holdings Ltd.	160	4,326
Diamond Hill Investment Group, Inc.*	110	4,325
Kilroy Realty Corp.	250	4,298
Blackrock, Inc.	30	3,901
Assurant, Inc.	160	3,485
SunTrust Banks, Inc.	290	3,405
Assured Guaranty Ltd.	480	3,250
Cincinnati Financial Corp.	140	3,202
Weingarten Realty Investors	310	2,951

		Market
	Shares	Value

World Acceptance Corp.*	160	$2,736
MetLife, Inc.	120	2,732
Post Properties, Inc.	250	2,535
Marshall & Ilsley Corp.	440	2,477
Anworth Mortgage Asset Corp.	390	2,391
W Holding Company, Inc.	260	2,363
Safety Insurance Group, Inc.	70	2,176
Omega Healthcare Investors, Inc.	90	1,267
CNA Surety Corp.*	60	1,106
Prudential Financial, Inc.	20	380
Taubman Centers, Inc.	20	341
Delphi Financial Group, Inc. — Class A	10	135
First Financial Holdings, Inc.	10	77

Total Financials		221,202

INDUSTRIALS 14.0%
United Parcel Service, Inc. — Class B	220	10,828
General Electric Co.	890	8,998
CH Robinson Worldwide, Inc.	180	8,210
Union Pacific Corp.	190	7,811
Emerson Electric Co.	270	7,717
URS Corp.*	190	7,678
Lockheed Martin Corp.	110	7,593
ITT Corporation	190	7,309
Northrop Grumman Corp.	160	6,982
Fluor Corp.	200	6,910
ABM Industries, Inc.	420	6,888
Norfolk Southern Corp.	200	6,750
Raytheon Co.	170	6,620
Valmont Industries, Inc.	130	6,527
Kirby Corp.*	240	6,394
Regal-Beloit Corp.	200	6,128
Triumph Group, Inc.	160	6,112
EMCOR Group, Inc.*	350	6,009
AGCO Corp.*	290	5,684
VSE Corp.	210	5,607
Knoll, Inc.	870	5,333
Timken Co.	380	5,305
SkyWest, Inc.	420	5,225
Apogee Enterprises, Inc.	470	5,161
Dover Corp.	190	5,012
Teledyne Technologies, Inc.*	170	4,536
Federal Signal Corp.	860	4,532
DXP Enterprises, Inc.*	430	4,442
Viad Corp.	280	3,954
Jacobs Engineering Group, Inc.*	100	3,866

 2

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

LMI Aerospace, Inc.*	530	$3,837
TBS International Ltd. — Class A*	520	3,822
Goodrich Corp.	90	3,410
Standard Register Co.	660	3,023
School Specialty, Inc.*	160	2,814
Flowserve Corp.	40	2,245
Ampco-Pittsburgh Corp.	120	1,591
3M Co.	30	1,492
SPX Corp.	30	1,410
General Dynamics Corp.	30	1,248
International Shipholding Corp.	60	1,180
Foster Wheeler AG*	50	873
Genco Shipping & Trading Ltd.	50	617
Dynamic Materials Corp.	60	550

Total Industrials		218,233

ENERGY 10.4%
Exxon Mobil Corp.	600	40,860
Chevron Corp.	330	22,189
Murphy Oil Corp.	190	8,506
Delek US Holdings, Inc.	820	8,495
Diamond Offshore Drilling, Inc.	120	7,543
Noble Corp.	300	7,227
Nordic American Tanker Shipping	230	6,739
World Fuel Services Corp.	200	6,326
Valero Energy Corp.	300	5,370
Plains Exploration & Production Co.*	310	5,341
Tesoro Corp.	390	5,253
ConocoPhillips	130	5,091
Chesapeake Energy Corp.	260	4,436
Williams Companies, Inc.	350	3,983
Massey Energy Co.	380	3,846
Frontline Ltd.	220	3,826
ENSCO International, Inc.	140	3,696
Peabody Energy Corp.	100	2,504
Knightsbridge Tankers Ltd.	130	1,892
Schlumberger Ltd.	40	1,625
Oil States International, Inc.*	110	1,476
Overseas Shipholding Group, Inc.	60	1,360
Teekay Tankers Ltd.	130	1,236
Petroleum Development Corp.*	72	850
Encore Acquisition Co.*	30	698
Cimarex Energy Co.	30	551

		Market
	Shares	Value

Sunoco, Inc.	20	$530
Trico Marine Services, Inc.*	170	357
Marathon Oil Corp.	10	263
Penn Virginia Corp.	20	220

Total Energy		162,289

CONSUMER DISCRETIONARY 9.3%
Ross Stores, Inc.	240	8,611
Foot Locker, Inc.	820	8,594
Carnival Corp.	370	7,992
Staples, Inc.	430	7,787
Jo-Ann Stores, Inc.*	470	7,680
P.F. Chang’s China Bistro, Inc.*	330	7,550
Petsmart, Inc.	350	7,336
Chipotle Mexican Grill, Inc. — Class A*	110	7,302
Tractor Supply Co.*	200	7,212
H&R Block, Inc.	390	7,094
Polo Ralph Lauren Corp.	160	6,760
Unifirst Corp.	230	6,403
DineEquity, Inc.	530	6,286
Core-Mark Holding
Company, Inc.*	320	5,830
Polaris Industries, Inc.	240	5,146
priceline.com, Inc.*	60	4,727
Darden Restaurants, Inc.	120	4,111
Liberty Global, Inc. — Class A*	280	4,077
M/I Homes, Inc.	580	4,054
Family Dollar Stores, Inc.	100	3,337
AutoNation, Inc.*	240	3,331
Whirlpool Corp.	90	2,663
Pinnacle Entertainment, Inc.*	350	2,464
ITT Educational Services, Inc.*	14	1,700
Tupperware Brands Corp.	90	1,529
Collective Brands, Inc.*	140	1,364
Centex Corp.	150	1,125
Gaylord Entertainment Co.*	100	833
Children’s Place Retail Stores, Inc.*	30	657
Group 1 Automotive, Inc.	30	419
Brookfield Homes Corp.	120	414
Fuel Systems Solutions, Inc.*	10	135

Total Consumer Discretionary		144,523

 3

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

CONSUMER STAPLES 7.8%
Philip Morris International, Inc.	420	$14,944
Bunge Ltd.	170	9,630
Altria Group, Inc.	600	9,612
Archer-Daniels-Midland Co.	300	8,334
Central Garden and Pet Co. — Class A*	1,010	7,595
Coca-Cola Bottling Company Consolidated	140	7,287
Coca-Cola Co.	160	7,032
Kroger Co.	330	7,003
Village Super Market	220	6,857
PepsiAmericas, Inc.	370	6,382
Pantry, Inc.*	360	6,340
Susser Holdings Corp.*	430	5,779
Zhongpin, Inc.*	590	5,239
PepsiCo, Inc.	90	4,633
Cal-Maine Foods, Inc.	200	4,478
Nash Finch Co.	150	4,214
Avon Products, Inc.	170	3,269
Chiquita Brands International, Inc.*	460	3,050
Calavo Growers, Inc.	40	481

Total Consumer Staples		122,159

UTILITIES 5.3%
Entergy Corp.	100	6,809
Atmos Energy Corp.	270	6,242
OGE Energy Corp.	260	6,193
UGI Corp.	260	6,139
CH Energy Group, Inc.	130	6,097
DTE Energy Co.	220	6,094
NorthWestern Corp.	280	6,014
CenterPoint Energy, Inc.	540	5,632
NRG Energy, Inc.*	320	5,632
PNM Resources, Inc.	660	5,452
Vectren Corp.	250	5,272
Oneok, Inc.	230	5,205
Mirant Corp.*	390	4,446
Reliant Energy, Inc.*	1,220	3,892
SCANA Corp.	50	1,545
Avista Corp.	100	1,378
FirstEnergy Corp.	10	386

Total Utilities		82,428

MATERIALS 3.8%
Celanese Corp.	460	6,150
Bway Holding Co.*	680	5,365

		Market
	Shares	Value

A. Schulman, Inc.	390	$5,285
International Paper Co.	710	4,998
Cabot Corp.	470	4,940
Greif, Inc. — Class A	140	4,661
Stepan Co.	160	4,368
Glatfelter	680	4,243
Innophos Holdings, Inc.	370	4,174
Steel Dynamics, Inc.	320	2,819
AEP Industries, Inc.*	180	2,749
Schweitzer-Mauduit International, Inc.	140	2,584
Commercial Metals Co.	160	1,848
Koppers Holdings, Inc.	100	1,452
Eastman Chemical Co.	50	1,340
The Mosaic Co.	30	1,259
Cliffs Natural Resources Inc	40	726
Rock-Tenn Co. — Class A	10	271

Total Materials		59,232

TELECOMMUNICATION SERVICES 3.5%
Verizon Communications, Inc.	560	16,912
AT&T, Inc.	530	13,356
Embarq Corp.	210	7,949
Syniverse Holdings, Inc.*	480	7,565
American Tower Corp. — Class A*	110	3,347
Shenandoah Telecommunications Co.	120	2,736
NII Holdings, Inc. — Class B*	180	2,700

Total Telecommunication Services		54,565

Total Common Stocks (Cost $1,459,276)		1,597,028

Total Investments 102.5%
(Cost $1,459,276)		$1,597,028

Liabilities in Excess of Other
Assets – (2.5)%		$(39,142)

Net Assets – 100.0%		$1,557,886

*	Non-Income Producing Security.

 4

VARIABLE ANNUITY NASDAQ-100® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 84.7%

INFORMATION TECHNOLOGY 51.8%
Apple, Inc.*	40,860	$4,295,203
Qualcomm, Inc.	65,440	2,546,271
Microsoft Corp.	100,660	1,849,124
Google, Inc. — Class A*	4,820	1,677,649
Oracle Corp.	69,220	1,250,806
Cisco Systems, Inc.*	68,610	1,150,590
Intel Corp.	64,080	964,404
Research In Motion Ltd.*	18,630	802,394
Symantec Corp.*	28,240	421,906
Automatic Data Processing, Inc.	11,740	412,779
Activision Blizzard Inc.*	38,400	401,664
eBay, Inc.*	31,490	395,514
Adobe Systems, Inc.*	16,900	361,491
Intuit, Inc.*	13,310	359,370
Paychex, Inc.	11,260	289,044
CA, Inc.	16,400	288,804
Yahoo!, Inc.*	22,050	282,461
Broadcom Corp. — Class A*	12,790	255,544
Applied Materials, Inc.	22,620	243,165
Altera Corp.	13,570	238,154
Fiserv, Inc.*	6,420	234,073
Xilinx, Inc.	11,960	229,154
Linear Technology Corp.	9,750	224,055
Dell, Inc.*	23,540	223,159
Cognizant Technology
Solutions Corp. — Class A*	9,360	194,594
Electronic Arts, Inc.*	10,670	194,087
Marvell Technology Group Ltd.*	19,250	176,330
NVIDIA Corp.*	17,350	171,071
Juniper Networks, Inc.*	11,290	170,027
NetApp, Inc.*	11,380	168,879
Citrix Systems, Inc.*	7,040	159,386
Baidu.com — SP ADR*	870	153,642
Check Point Software Technologies Ltd.*	6,830	151,694
KLA-Tencor Corp.	6,770	135,400
Autodesk, Inc.*	7,770	130,614
Maxim Integrated Products, Inc.	9,850	130,119
VeriSign, Inc.*	5,970	112,654
Microchip Technology, Inc.	4,980	105,526
Akamai Technologies, Inc.*	5,380	104,372
Flir Systems, Inc.*	4,880	99,942
Infosys Technologies Ltd. — SP ADR	3,700	98,531
Lam Research Corp.*	4,260	97,000

		Market
	Shares	Value

Seagate Technology	16,110	$96,821
Flextronics International Ltd.*	28,890	83,492
Sun Microsystems, Inc.*	10,660	78,031
IAC/InterActiveCorp*	4,810	73,256
Logitech International SA*	5,740	59,007

Total Information Technology		22,341,253

HEALTH CARE 15.8%
Gilead Sciences, Inc.*	29,510	1,366,903
Teva Pharmaceutical Industries Ltd. — SP ADR	23,547	1,060,792
Amgen, Inc.*	15,850	784,892
Celgene Corp.*	15,000	666,000
Genzyme Corp.*	11,190	664,574
Biogen Idec, Inc.*	10,630	557,225
Express Scripts, Inc.*	7,280	336,118
Life Technologies Corp.*	5,790	188,059
Vertex Pharmaceuticals, Inc.*	5,930	170,369
Cephalon, Inc.*	2,200	149,820
Illumina, Inc.*	3,910	145,608
DENTSPLY International, Inc.	4,690	125,927
Intuitive Surgical, Inc.*	1,300	123,968
Henry Schein, Inc.*	2,940	117,629
Hologic, Inc.*	8,870	116,108
Pharmaceutical Product Development, Inc.	3,773	89,496
Warner Chilcott Ltd.*	8,236	86,643
Patterson Companies, Inc.*	3,847	72,554

Total Health Care		6,822,685

CONSUMER DISCRETIONARY 10.8%
Amazon.com, Inc.*	9,360	687,398
Comcast Corp. — Class A	47,490	647,764
DIRECTV Group, Inc.*	24,370	555,392
Apollo Group, Inc. — Class A*	5,310	415,932
Starbucks Corp.*	33,600	373,296
News Corp. — Class A	46,682	309,035
Staples, Inc.	15,760	285,414
Bed Bath & Beyond, Inc.*	11,490	284,378
Sears Holdings Corp.*	4,200	191,982
O’Reilly Automotive, Inc.*	4,427	154,989
Ross Stores, Inc.	4,310	154,643
Garmin Ltd.	6,110	129,593
Urban Outfitters, Inc.*	5,470	89,544
Wynn Resorts Ltd.*	4,410	88,068
Expedia, Inc.*	9,300	84,444

 1

VARIABLE ANNUITY NASDAQ-100® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

DISH Network Corp. — Class A*	7,100	$78,881
Liberty Global, Inc. — Class A*	4,720	68,723
Liberty Media Corp - Interactive*	17,900	51,910

Total Consumer Discretionary		4,651,386

INDUSTRIALS 4.3%
Paccar, Inc.	13,380	344,669
First Solar, Inc.*	2,350	311,845
CH Robinson Worldwide, Inc.	5,550	253,135
Expeditors International of Washington, Inc.	6,850	193,786
Fastenal Co.	4,670	150,164
Cintas Corp.	6,030	149,062
Stericycle, Inc.*	2,950	140,804
J.B. Hunt Transport Services, Inc.	4,147	99,984
Ryanair Holdings PLC — SP ADR*	3,830	88,511
Foster Wheeler AG*	4,350	75,995
Joy Global, Inc.	3,310	70,503

Total Industrials		1,878,458

CONSUMER STAPLES 1.0%
Costco Wholesale Corp.	7,520	348,326
Hansen Natural Corp.*	2,940	105,840

Total Consumer Staples		454,166

TELECOMMUNICATION SERVICES 0.5%
Millicom International
Cellular SA	3,437	127,306
NII Holdings, Inc. — Class B*	5,300	79,500

Total Telecommunication Services		206,806

MATERIALS 0.5%
Sigma-Aldrich Corp.	3,860	145,869
Steel Dynamics, Inc.	6,170	54,358

Total Materials		200,227

Total Common Stocks (Cost $29,020,834)		36,554,981

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS † 11.4%
Mizuho Financial Group, Inc. issued 03/31/09 at 0.16% due 04/01/09	$1,263,795	$1,263,795
UBS Financial Services, Inc. issued 03/31/09 at 0.11% due 04/01/09	1,263,795	1,263,795
Morgan Stanley issued 03/31/09 at 0.05% due 04/01/09	1,263,795	1,263,795
Credit Suisse Group issued 03/31/09 at 0.15% due 04/01/09	1,106,443	1,106,443
Total Repurchase Agreements (Cost $4,897,828)		4,897,828

Total Investments 96.1% (Cost $33,918,662)		$41,452,809

Other Assets in Excess of Liabilities – 3.9%		$1,677,648

Net Assets – 100.0%		$43,130,457

		Unrealized
	Contracts	Gain (Loss)

Futures Contracts Purchased
June 2009 NASDAQ-100 Index
Mini Futures Contracts
(Aggregate Market Value of Contracts $3,277,120)	133	$(5,883)

	Units

Equity Index Swap Agreement
Goldman Sachs International
April 2009 NASDAQ-100
Index
Swap, Terminating 04/06/09††
(Notional Market Value $1,889,008)	1,527	$73,283

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR	American Depository Receipt.

 2

VARIABLE ANNUITY NASDAQ-100® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 68.4%

INFORMATION TECHNOLOGY 41.8%
Apple, Inc.*	15,942	$1,675,823
Qualcomm, Inc.	25,530	993,372
Microsoft Corp.	39,271	721,408
Google, Inc. — Class A*	1,875	652,612
Oracle Corp.*	27,010	488,071
Cisco Systems, Inc.*	26,770	448,933
Intel Corp.	24,995	376,175
Research In Motion Ltd.*	7,271	313,162
Symantec Corp.*	11,020	164,639
Automatic Data Processing, Inc.	4,580	161,033
Activision Blizzard Inc.*	14,980	156,691
eBay, Inc.*	12,275	154,174
Adobe Systems, Inc.*	6,590	140,960
Intuit, Inc.*	5,190	140,130
CA, Inc.	6,396	112,634
Paychex, Inc.	4,387	112,614
Yahoo!, Inc.*	8,603	110,204
Broadcom Corp. — Class A*	4,990	99,700
Applied Materials, Inc.	8,820	94,815
Altera Corp.	5,290	92,840
Fiserv, Inc.*	2,500	91,150
Xilinx, Inc.	4,667	89,420
Linear Technology Corp.	3,808	87,508
Dell, Inc.*	9,175	86,979
Cognizant Technology
Solutions Corp. — Class A*	3,648	75,842
Electronic Arts, Inc.*	4,159	75,652
Marvell Technology Group Ltd.*	7,512	68,810
NVIDIA Corp.*	6,768	66,732
Juniper Networks, Inc.*	4,400	66,264
NetApp, Inc.*	4,437	65,845
Citrix Systems, Inc.*	2,750	62,260
Baidu.com — SP ADR*	340	60,044
Check Point Software Technologies Ltd.*	2,660	59,079
KLA-Tencor Corp.	2,640	52,800
Autodesk, Inc.*	3,025	50,850
Maxim Integrated Products, Inc.	3,840	50,726
VeriSign, Inc.*	2,330	43,967
Microchip Technology, Inc.	1,942	41,151
Akamai Technologies, Inc.*	2,100	40,740
Flir Systems, Inc.*	1,902	38,953
Infosys Technologies Ltd. — SP ADR	1,440	38,347
Seagate Technology	6,291	37,809

		Market
	Shares	Value

Lam Research Corp.*	1,657	$37,730
Flextronics International Ltd.*	11,272	32,576
Sun Microsystems, Inc.*	4,159	30,444
IAC/InterActiveCorp*	1,880	28,632
Logitech International SA*	2,242	23,048

Total Information Technology		8,713,348

HEALTH CARE 12.8%
Gilead Sciences, Inc.*	11,509	533,097
Teva Pharmaceutical
Industries Ltd. — SP ADR	9,190	414,010
Amgen, Inc.*	6,190	306,529
Genzyme Corp.*	4,373	259,713
Celgene Corp.*	5,845	259,518
Biogen Idec, Inc.*	4,150	217,543
Express Scripts, Inc.*	2,835	130,892
Life Technologies Corp.*	2,258	73,340
Vertex Pharmaceuticals, Inc.*	2,310	66,366
Cephalon, Inc.*	862	58,702
Illumina, Inc.*	1,530	56,977
DENTSPLY International, Inc.	1,830	49,136
Intuitive Surgical, Inc.*	500	47,680
Henry Schein, Inc.*	1,140	45,611
Hologic, Inc.*	3,460	45,291
Pharmaceutical Product
Development, Inc.	1,470	34,868
Warner Chilcott Ltd.*	3,213	33,801
Patterson Companies, Inc.*	1,498	28,252

Total Health Care		2,661,326

CONSUMER DISCRETIONARY 8.7%
Amazon.com, Inc.*	3,653	268,276
Comcast Corp. — Class A	18,515	252,545
DIRECTV Group, Inc.*	9,510	216,733
Apollo Group, Inc. — Class A*	2,068	161,987
Starbucks Corp.*	13,107	145,619
News Corp. — Class A	18,210	120,550
Staples, Inc.	6,150	111,377
Bed Bath & Beyond, Inc.*	4,475	110,756
Sears Holdings Corp.*	1,640	74,965
O’Reilly Automotive, Inc.*	1,733	60,672
Ross Stores, Inc.	1,680	60,278
Garmin Ltd.	2,390	50,692
Urban Outfitters, Inc.*	2,125	34,786
Wynn Resorts Ltd.*	1,720	34,348
Expedia, Inc.*	3,627	32,933

 1

VARIABLE ANNUITY NASDAQ-100® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

DISH Network Corp. — Class A*	2,768	$30,753
Liberty Global, Inc. — Class A*	1,840	26,790
Liberty Media Corp - Interactive*	6,980	20,242

Total Consumer Discretionary		1,814,302

INDUSTRIALS 3.5%
Paccar, Inc.	5,217	134,390
First Solar, Inc.*	924	122,615
CH Robinson Worldwide, Inc.	2,163	98,654
Expeditors International of Washington, Inc.	2,668	75,478
Fastenal Co.	1,820	58,522
Cintas Corp.	2,353	58,166
Stericycle, Inc.*	1,150	54,889
J.B. Hunt Transport Services, Inc.	1,615	38,938
Ryanair Holdings PLC — SP ADR*	1,490	34,434
Foster Wheeler AG*	1,695	29,612
Joy Global, Inc.	1,285	27,370

Total Industrials		733,068

CONSUMER STAPLES 0.8%
Costco Wholesale Corp.	2,925	135,486
Hansen Natural Corp.*	1,150	41,400

Total Consumer Staples		176,886

TELECOMMUNICATION SERVICES 0.4%
Millicom International
Cellular SA	1,340	49,634
NII Holdings, Inc. — Class B*	2,067	31,005

Total Telecommunication Services		80,639

MATERIALS 0.4%
Sigma-Aldrich Corp.	1,510	57,063
Steel Dynamics, Inc.	2,412	21,250

Total Materials		78,313

Total Common Stocks (Cost $11,134,381)		14,257,882

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS † 21.8%
Mizuho Financial Group, Inc.
issued 03/31/09 0.16% due
04/01/09	$1,174,676	$1,174,676
UBS Financial Services, Inc.
issued 03/31/09 at 0.11% due
04/01/09	1,174,676	1,174,676
Morgan Stanley
issued 03/31/09 at 0.05% due
04/01/09	1,174,676	1,174,676
Credit Suisse Group
issued 03/31/09 0.15% due
04/01/09	1,028,420	1,028,420

Total Repurchase Agreements (Cost $4,552,448)		4,552,448

Total Investments 90.2% (Cost $15,686,829)		$18,810,330

Other Assets in Excess of Liabilities – 9.8%		$2,034,452

Net Assets – 100.0%		$20,844,782

		Unrealized
	Contracts	Gain

Futures Contracts Purchased
June 2009 NASDAQ-100 Index Mini Futures Contracts (Aggregate Market Value of Contracts $24,024,000)	975	$297,204

	Units

Equity Index Swap Agreement
Goldman Sachs International April 2009 NASDAQ-100 Index Swap, Terminating 04/06/09†† (Notional Market Value $5,585,796)	4,516	$683,157

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR	American Depository Receipt

 2

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 70.6%

INFORMATION TECHNOLOGY 12.7%
Microsoft Corp.	20,470	$376,034
International Business Machines Corp.	3,590	347,835
Cisco Systems, Inc.*	15,630	262,115
Apple, Inc.*	2,379	250,081
Intel Corp.	14,893	224,140
Google, Inc. — Class A*	635	221,018
Hewlett-Packard Co.	6,420	205,825
Oracle Corp.	10,270	185,579
Qualcomm, Inc.	4,420	171,982
EMC Corp*	5,380	61,332
Texas Instruments, Inc.	3,410	56,299
Corning, Inc.	4,160	55,203
Yahoo!, Inc.*	3,730	47,781
Automatic Data Processing, Inc.	1,350	47,466
Dell, Inc.*	4,629	43,883
Applied Materials, Inc.	3,560	38,270
eBay, Inc.*	2,880	36,173
Symantec Corp.*	2,200	32,868
MasterCard, Inc.	190	31,821
Adobe Systems, Inc.*	1,410	30,160
Motorola, Inc.	6,088	25,752
Western Union Co.	1,900	23,883
Intuit, Inc.*	860	23,220
Broadcom Corp. — Class A*	1,140	22,777
Paychex, Inc.	859	22,051
Juniper Networks, Inc.*	1,400	21,084
CA, Inc.	1,050	18,491
Cognizant Technology Solutions Corp. — Class A*	778	16,175
BMC Software, Inc.*	490	16,170
Electronic Arts, Inc.*	863	15,698
Fiserv, Inc.*	420	15,313
Computer Sciences Corp.*	408	15,031
Analog Devices, Inc.	778	14,992
Sun Microsystems, Inc.*	2,000	14,640
Agilent Technologies, Inc.*	940	14,448
NVIDIA Corp.*	1,440	14,199
Xilinx, Inc.	729	13,968
Altera Corp.	790	13,865
McAfee, Inc.*	410	13,735
Tyco Electronics Ltd.	1,230	13,579
Linear Technology Corp.	590	13,558
Amphenol Corp.	460	13,105
NetApp, Inc.*	880	13,059
Affiliated Computer Services, Inc. — Class A*	260	12,451

		Market
	Shares	Value

Citrix Systems, Inc.*	480	$10,867
Xerox Corp.	2,318	10,547
Harris Corp.	360	10,418
Microchip Technology, Inc.	490	10,383
Autodesk, Inc.*	609	10,237
MEMC Electronic Materials, Inc.*	600	9,894
VeriSign, Inc.*	510	9,624
Fidelity National Information Services, Inc.	520	9,464
Salesforce.com, Inc.*	280	9,164
KLA-Tencor Corp.	450	9,000
Akamai Technologies, Inc.*	460	8,924
Flir Systems, Inc.*	410	8,397
Micron Technology, Inc.*	2,039	8,278
SanDisk Corp.*	600	7,590
Teradata Corp.*	460	7,461
Total System Services, Inc.	530	7,319
National Semiconductor Corp.	530	5,443
LSI Logic Corp.*	1,730	5,259
Molex, Inc.	370	5,084
Tellabs, Inc.*	1,060	4,855
Advanced Micro Devices, Inc.*	1,500	4,575
Novellus Systems, Inc.*	260	4,324
Compuware Corp.*	655	4,317
Novell, Inc.*	920	3,919
QLogic Corp.*	320	3,558
Lexmark International, Inc.*	210	3,543
Jabil Circuit, Inc.	578	3,214
Convergys Corp.*	330	2,666
Teradyne, Inc.*	461	2,019
JDS Uniphase Corp.*	580	1,885
Ciena Corp.*	240	1,867

Total Information Technology		3,331,204

HEALTH CARE 10.8%
Johnson & Johnson	7,410	389,766
Pfizer, Inc.	18,053	245,882
Abbott Laboratories	4,140	197,478
Wyeth	3,561	153,265
Merck & Company, Inc.	5,640	150,870
Amgen, Inc.*	2,760	136,675
Bristol-Myers Squibb Co.	5,296	116,088
Gilead Sciences, Inc.*	2,440	113,021
Schering-Plough Corp.	4,357	102,607
Eli Lilly & Co.	2,704	90,341
Medtronic, Inc.	2,999	88,380
Baxter International, Inc.	1,640	84,001
UnitedHealth Group, Inc.	3,250	68,022
Celgene Corp.*	1,230	54,612

 1

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Medco Health Solutions, Inc.*	1,310	$54,155
WellPoint, Inc.*	1,330	50,500
Covidien Ltd.	1,359	45,173
Genzyme Corp.*	730	43,355
Becton, Dickinson & Co.	640	43,034
Biogen Idec, Inc.*	805	42,198
Thermo Fisher Scientific, Inc.*	1,119	39,915
Allergan, Inc.	818	39,068
St. Jude Medical, Inc.*	930	33,787
Boston Scientific Corp.*	4,019	31,951
Express Scripts, Inc.*	660	30,472
Cardinal Health, Inc.	960	30,221
Aetna, Inc.	1,210	29,439
McKesson Corp.	739	25,895
Zimmer Holdings, Inc.*	600	21,900
Stryker Corp.	640	21,786
C.R. Bard, Inc.	270	21,524
Quest Diagnostics, Inc.	420	19,942
Forest Laboratories, Inc.*	809	17,766
Laboratory Corporation of America Holdings*	290	16,962
Life Technologies Corp.*	460	14,941
AmerisourceBergen Corp.	410	13,391
Hospira, Inc.*	430	13,270
Cephalon, Inc.*	190	12,939
CIGNA Corp.	720	12,665
DaVita, Inc.*	279	12,262
Humana, Inc.*	465	12,127
Mylan Laboratories, Inc.*	820	10,996
DENTSPLY International, Inc.	400	10,740
Intuitive Surgical, Inc.*	110	10,490
Varian Medical Systems, Inc.*	340	10,350
Waters Corp.*	260	9,607
Watson Pharmaceuticals, Inc.*	280	8,711
Millipore Corp.*	150	8,611
IMS Health, Inc.	489	6,098
Coventry Health Care, Inc.*	400	5,176
King Pharmaceuticals, Inc.*	660	4,666
Patterson Companies, Inc.*	240	4,526
PerkinElmer, Inc.	310	3,959
Tenet Healthcare Corp.*	1,115	1,293

Total Health Care		2,836,869

ENERGY 9.2%
Exxon Mobil Corp.	13,230	900,963
Chevron Corp.	5,360	360,406
ConocoPhillips	3,960	155,074

		Market
	Shares	Value

Schlumberger Ltd.	3,200	$129,984
Occidental Petroleum Corp.	2,170	120,760
Apache Corp.	905	58,001
Devon Energy Corp.	1,189	53,136
Marathon Oil Corp.	1,890	49,688
Anadarko Petroleum Corp.	1,230	47,835
XTO Energy, Inc.	1,555	47,614
Hess Corp.	759	41,138
Halliburton Co.	2,400	37,128
EOG Resources, Inc.	670	36,689
National-Oilwell Varco, Inc.*	1,115	32,012
Southwestern Energy Co.*	920	27,315
Chesapeake Energy Corp.	1,506	25,692
Noble Energy, Inc.	460	24,785
Valero Energy Corp.	1,380	24,702
Spectra Energy Corp.	1,720	24,321
Baker Hughes, Inc.	830	23,696
Murphy Oil Corp.	510	22,833
Peabody Energy Corp.	720	18,029
Williams Companies, Inc.	1,549	17,628
Range Resources Corp.	420	17,287
Cameron International Corp.*	578	12,675
Smith International, Inc.	587	12,609
Consol Energy, Inc.	480	12,115
Diamond Offshore Drilling, Inc.	190	11,943
El Paso Corp.	1,880	11,750
ENSCO International, Inc.	380	10,032
Sunoco, Inc.	310	8,209
BJ Services Co.	780	7,761
Nabors Industries Ltd.*	760	7,592
Cabot Oil & Gas Corp.	280	6,600
Pioneer Natural Resources Co.	310	5,106
Tesoro Corp.	370	4,984
Rowan Companies, Inc.	300	3,591
Massey Energy Co.	230	2,328

Total Energy		2,414,011

CONSUMER STAPLES 9.0%
Procter & Gamble Co.	7,850	369,656
Wal-Mart Stores, Inc.	5,982	311,662
Coca-Cola Co.	5,330	234,253
PepsiCo, Inc.	4,168	214,569
Philip Morris International, Inc.	5,360	190,709
CVS Caremark Corp.	3,899	107,184
Altria Group, Inc.	5,543	88,799
Kraft Foods, Inc.	3,940	87,823
Colgate-Palmolive Co.	1,355	79,918
Walgreen Co.	2,640	68,534

 2

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Costco Wholesale Corp.	1,160	$53,731
Kimberly-Clark Corp.	1,110	51,182
Archer-Daniels-Midland Co.	1,716	47,670
General Mills, Inc.	880	43,894
Kroger Co.	1,738	36,880
Sysco Corp.	1,580	36,024
Lorillard, Inc.	450	27,783
H.J. Heinz Co.	840	27,770
Kellogg Co.	667	24,432
Safeway, Inc.	1,150	23,219
Avon Products, Inc.	1,139	21,903
ConAgra Foods, Inc.	1,200	20,244
Clorox Co.	370	19,048
Reynolds American, Inc.	448	16,056
Hershey Co.	440	15,290
Campbell Soup Co.	550	15,048
Sara Lee Corp.	1,860	15,029
Molson Coors Brewing Co. — Class B	400	13,712
J.M. Smucker Co.	320	11,926
Dr Pepper Snapple Group, Inc.*	685	11,583
Coca-Cola Enterprises, Inc.	846	11,159
McCormick & Company, Inc.	350	10,350
Brown-Forman Corp. — Class B	260	10,096
Pepsi Bottling Group, Inc.	370	8,192
SUPERVALU, INC.	570	8,140
Estee Lauder Companies, Inc. — Class A	310	7,642
Tyson Foods, Inc. — Class A	810	7,606
Dean Foods Co.*	420	7,594
Whole Foods Market, Inc.	383	6,434
Constellation Brands, Inc. — Class A*	520	6,188
Hormel Foods Corp.	190	6,025

Total Consumer Staples		2,374,957

FINANCIALS 7.6%
JPMorgan Chase & Co.	10,063	267,475
Wells Fargo & Co.	11,340	161,482
Goldman Sachs Group, Inc.	1,232	130,617
Bank of America Corp.	17,140	116,895
Bank of New York Mellon Corp.	3,083	87,095
U.S. Bancorp	4,695	68,594
Morgan Stanley	2,870	65,350
Travelers Companies, Inc.	1,570	63,805
MetLife, Inc.	2,199	50,071
CME Group, Inc.	180	44,350
American Express Co.	3,134	42,716

		Market
	Shares	Value

Chubb Corp.	950	$40,204
Charles Schwab Corp.	2,510	38,905
Citigroup, Inc.	14,671	37,118
Northern Trust Corp.	600	35,892
State Street Corp.	1,162	35,766
PNC Financial Services Group, Inc.	1,140	33,391
Aon Corp.	730	29,799
Marsh & McLennan Companies, Inc.	1,379	27,925
Allstate Corp.	1,430	27,384
BB&T Corp.	1,498	25,346
Progressive Corp.*	1,809	24,313
AFLAC, Inc.	1,250	24,200
Simon Property Group, Inc.	676	23,417
Franklin Resources, Inc.	400	21,548
Prudential Financial, Inc.	1,130	21,493
Loews Corp.	970	21,437
T. Rowe Price Group, Inc.	690	19,913
Public Storage	340	18,785
People’s United Financial, Inc.	930	16,712
Hudson City Bancorp, Inc.	1,404	16,413
IntercontinentalExchange, Inc.*	200	14,894
Invesco Ltd.	1,010	13,999
Equity Residential	734	13,469
Plum Creek Timber Company, Inc. (REIT)	450	13,081
Capital One Financial Corp.	1,050	12,852
Vornado Realty Trust	377	12,531
NYSE Euronext	690	12,351
HCP, Inc.	680	12,138
Ameriprise Financial, Inc.	590	12,089
Moody’s Corp.	510	11,689
SunTrust Banks, Inc.	964	11,317
Boston Properties, Inc.	320	11,210
Unum Group	890	11,125
KeyCorp	1,327	10,443
AvalonBay Communities, Inc.	214	10,071
Cincinnati Financial Corp.	429	9,811
M&T Bank Corp.	206	9,319
Health Care REIT, Inc.	300	9,177
Ventas, Inc.	380	8,592
Discover Financial Services	1,287	8,121
Regions Financial Corp.	1,860	7,924
Comerica, Inc.	410	7,507
Nasdaq Stock Market, Inc.*	370	7,245
American International Group, Inc.	7,196	7,196
Leucadia National Corp.*	480	7,147
Assurant, Inc.	320	6,970

 3

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Hartford Financial Services Group, Inc.	870	$6,829
SLM Corp.*	1,250	6,187
First Horizon National Corp.	571	6,129
Legg Mason, Inc.	380	6,042
Torchmark Corp.	230	6,033
Principal Financial Group, Inc.	697	5,701
Host Hotels & Resorts, Inc.	1,409	5,523
Federated Investors, Inc. — Class B	237	5,276
XL Capital Ltd.	920	5,023
KIMCO Realty Corp.	625	4,763
ProLogis	720	4,680
Lincoln National Corp.	690	4,616
Fifth Third Bancorp	1,550	4,526
Marshall & Ilsley Corp.	710	3,997
Zions Bancorporation	305	2,998
CIT Group, Inc.	1,040	2,964
Janus Capital Group, Inc.	430	2,860
CB Richard Ellis Group, Inc. — Class A*	600	2,418
Genworth Financial, Inc. — Class A	1,159	2,202
MBIA, Inc.*	460	2,107
E*Trade Financial Corp.*	1,529	1,957
Apartment Investment & Management Co. — Class A	309	1,693
Huntington Bancshares, Inc.	985	1,635

Total Financials		2,006,838

INDUSTRIALS 6.9%
General Electric Co.	28,274	285,850
United Parcel Service, Inc. — Class B	2,660	130,925
United Technologies Corp.	2,520	108,310
3M Co.	1,859	92,429
Boeing Co.	1,940	69,025
Lockheed Martin Corp.	905	62,472
Emerson Electric Co.	2,020	57,732
Union Pacific Corp.	1,350	55,498
Honeywell International, Inc.	1,970	54,884
Caterpillar, Inc.	1,610	45,016
Burlington Northern Santa Fe Corp.	740	44,511
General Dynamics Corp.	1,030	42,838
Raytheon Co.	1,070	41,666
Northrop Grumman Corp.	870	37,967
Deere & Co.	1,130	37,143
FedEx Corp.	829	36,882

		Market
	Shares	Value

Danaher Corp.	680	$36,870
Waste Management, Inc.	1,320	33,792
Norfolk Southern Corp.	980	33,075
Illinois Tool Works, Inc.	1,030	31,775
CSX Corp.	1,070	27,659
Paccar, Inc.	980	25,245
Precision Castparts Corp.	370	22,163
L-3 Communications Holdings, Inc.	320	21,696
CH Robinson Worldwide, Inc.	460	20,981
ITT Corporation	485	18,658
Fluor Corp.	490	16,929
Eaton Corp.	440	16,218
Expeditors International of Washington, Inc.	570	16,125
Republic Services, Inc.	870	14,920
Parker Hannifin Corp.	430	14,611
Cummins, Inc.	540	13,743
Rockwell Collins, Inc.	420	13,709
Dover Corp.	499	13,164
Pitney Bowes, Inc.	550	12,843
Jacobs Engineering Group, Inc.*	329	12,719
Southwest Airlines Co.	1,979	12,527
Goodrich Corp.	330	12,504
W.W. Grainger, Inc.	170	11,931
Ingersoll-Rand Co. — Class A	850	11,730
Cooper Industries Ltd. — Class A	450	11,637
Fastenal Co.	350	11,254
Stericycle, Inc.*	230	10,978
Dun & Bradstreet Corp.	140	10,780
Iron Mountain, Inc.*	480	10,642
Cintas Corp.	360	8,899
Flowserve Corp.	150	8,418
Equifax, Inc.	340	8,313
Rockwell Automation, Inc.	380	8,299
Robert Half International, Inc.	399	7,114
Masco Corp.	970	6,771
Avery Dennison Corp.	300	6,702
Pall Corp.	320	6,538
Ryder System, Inc.	150	4,247
RR Donnelley & Sons Co.	550	4,032
Textron, Inc.	650	3,731
Monster Worldwide, Inc.*	340	2,771
Manitowoc Co., Inc.	346	1,131

Total Industrials		1,800,992

CONSUMER DISCRETIONARY 6.2%
McDonald’s Corp.	2,977	162,455

 4

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Home Depot, Inc.	4,535	$106,845
Comcast Corp. — Class A	7,710	105,164
Walt Disney Co.	4,970	90,255
Lowe’s Companies, Inc.	3,920	71,540
Target Corp.	2,020	69,468
Amazon.com, Inc.*	860	63,158
Time Warner, Inc.	3,203	61,824
Nike, Inc. — Class B	1,040	48,766
News Corp. — Class A	6,161	40,786
Kohl’s Corp.*	819	34,660
Staples, Inc.	1,910	34,590
Best Buy Company, Inc.	910	34,544
Yum! Brands, Inc.	1,230	33,800
DIRECTV Group, Inc.*	1,410	32,134
TJX Companies, Inc.	1,120	28,717
Viacom, Inc. — Class B*	1,630	28,329
Carnival Corp.	1,170	25,272
Apollo Group, Inc. — Class A*	290	22,716
Starbucks Corp.*	1,959	21,764
Time Warner Cable, Inc.	804	19,941
Omnicom Group, Inc.	830	19,422
McGraw-Hill Companies, Inc.	840	19,211
Johnson Controls, Inc.	1,589	19,068
Bed Bath & Beyond, Inc.*	690	17,077
Ford Motor Co.*	6,408	16,853
H&R Block, Inc.	915	16,644
AutoZone, Inc.*	100	16,262
The Gap, Inc.	1,250	16,237
Coach, Inc.*	860	14,362
VF Corp.	239	13,649
Sherwin-Williams Co.	260	13,512
Marriott International, Inc. — Class A	790	12,924
Genuine Parts Co.	430	12,840
Darden Restaurants, Inc.	370	12,676
O’Reilly Automotive, Inc.*	360	12,604
Family Dollar Stores, Inc.	370	12,347
GameStop Corp. — Class A*	437	12,245
J.C. Penney Company, Inc.	589	11,821
Mattel, Inc.	957	11,034
Macy’s, Inc.	1,119	9,959
Fortune Brands, Inc.	399	9,795
Harley-Davidson, Inc.	620	8,302
Hasbro, Inc.	330	8,273
International Game Technology, Inc.	793	7,311
Nordstrom, Inc.	430	7,203
D.R. Horton, Inc.	739	7,168
Washington Post Co. — Class B	20	7,142
Tiffany & Co.	330	7,115

		Market
	Shares	Value

CBS Corp.	1,819	$6,985
Sears Holdings Corp.*	150	6,857
Limited Brands, Inc.	720	6,264
Pulte Homes, Inc.	570	6,230
Starwood Hotels & Resorts Worldwide, Inc.	490	6,223
Polo Ralph Lauren Corp.	145	6,126
Stanley Works	210	6,115
Whirlpool Corp.	200	5,918
Abercrombie & Fitch Co. — Class A	230	5,474
Leggett & Platt, Inc.	420	5,456
Scripps Networks Interactive, Inc.	240	5,402
Interpublic Group of Companies, Inc.*	1,280	5,274
Expedia, Inc.*	569	5,167
Black & Decker Corp.	160	5,050
Newell Rubbermaid, Inc.	740	4,721
Big Lots, Inc.*	220	4,572
Goodyear Tire & Rubber Co.*	655	4,100
AutoNation, Inc.*	290	4,025
Snap-On, Inc.	150	3,765
Wynn Resorts Ltd.*	180	3,595
General Motors Corp.	1,630	3,162
RadioShack Corp.	340	2,914
Lennar Corp. — Class A	380	2,854
Eastman Kodak Co.	720	2,736
KB HOME	206	2,715
Centex Corp.	337	2,528
Harman International Industries, Inc.	156	2,111
Wyndham Worldwide Corp.	480	2,016
Meredith Corp.	100	1,664
New York Times Co. — Class A	310	1,401
Gannett Co., Inc.	610	1,342
Office Depot, Inc.*	730	956

Total Consumer Discretionary		1,623,502

UTILITIES 3.0%
Exelon Corp.	1,759	79,841
Southern Co.	2,079	63,659
FPL Group, Inc.	1,100	55,803
Duke Energy Corp.	3,434	49,175
Dominion Resources, Inc.	1,565	48,499
Public Service Enterprise Group, Inc.	1,350	39,785
PG&E Corp.	985	37,647
Entergy Corp.	509	34,658
FirstEnergy Corp.	820	31,652

 5

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Sempra Energy	650	$30,056
Consolidated Edison, Inc.	740	29,311
PPL Corp.	999	28,681
American Electric Power Company, Inc.	1,089	27,508
Progress Energy, Inc.	740	26,832
Edison International	870	25,065
Xcel Energy, Inc.	1,209	22,524
Questar Corp.	460	13,538
Ameren Corp.	570	13,218
Wisconsin Energy Corp.	310	12,763
DTE Energy Co.	440	12,188
EQT CORP	360	11,279
Constellation Energy Group, Inc.	530	10,950
Allegheny Energy, Inc.	449	10,403
AES Corp.*	1,780	10,342
Northeast Utilities	460	9,931
SCANA Corp.	320	9,885
CenterPoint Energy, Inc.	935	9,752
Pepco Holdings, Inc.	590	7,363
CMS Energy Corp.	610	7,222
Pinnacle West Capital Corp.	270	7,171
NiSource, Inc.	729	7,144
TECO Energy, Inc.	569	6,344
Integrys Energy Group, Inc.	200	5,208
Nicor, Inc.	130	4,320
Dynegy Inc.*	1,355	1,911

Total Utilities		801,628

TELECOMMUNICATION SERVICES 2.8%
AT&T, Inc.	15,780	397,656
Verizon Communications, Inc.	7,599	229,490
American Tower Corp. — Class A*	1,062	32,317
Sprint Nextel Corp.*	7,673	27,393
Embarq Corp.	380	14,383
Qwest Communications International, Inc.	3,930	13,441
Windstream Corp.	1,185	9,551
CenturyTel, Inc.	270	7,592
Frontier Communications Corp.	830	5,959

Total Telecommunication Services		737,782

MATERIALS 2.4%
Monsanto Co.	1,469	122,074
Newmont Mining Corp.	1,310	58,636

		Market
	Shares	Value

Praxair, Inc.	820	$55,178
E.I. du Pont de Nemours and Co.	2,409	53,793
Freeport-McMoRan Copper & Gold, Inc.	1,110	42,302
Nucor Corp.	840	32,063
Air Products & Chemicals, Inc.	560	31,500
Rohm & Haas Co.	340	26,806
Dow Chemical Co.	2,479	20,898
Alcoa, Inc.	2,540	18,644
PPG Industries, Inc.	450	16,605
Weyerhaeuser Co.	570	15,715
Ecolab, Inc.	450	15,628
Vulcan Materials Co.	300	13,287
Sigma-Aldrich Corp.	330	12,471
Ball Corp.	250	10,850
CF Industries Holdings, Inc.	130	9,247
International Paper Co.	1,139	8,018
International Flavors & Fragrances, Inc.	220	6,701
United States Steel Corp.	310	6,550
Owens-Illinois, Inc.*	450	6,498
Sealed Air Corp.	420	5,796
Allegheny Technologies, Inc.	260	5,702
Bemis Co.	268	5,620
MeadWestvaco Corp.	460	5,515
Eastman Chemical Co.	200	5,360
Pactiv Corp.*	365	5,325
AK Steel Holding Corp.	297	2,115
Titanium Metals Corp.	230	1,258

Total Materials		620,155

Total Common Stocks (Cost $19,427,882)		18,547,938

	Face
	Amount

REPURCHASE AGREEMENTS † 17.2%
Mizuho Financial Group issued 03/31/09 at 0.16% due 04/01/09	$1,167,738	1,167,738
UBS Financial Services, Inc. issued 03/31/09 at 0.11% due 04/01/09	1,167,738	1,167,738
Morgan Stanley issued 03/31/09 at 0.05% due 04/01/09	1,167,738	1,167,738

 6

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

	Face	Market
	Amount	Value

Credit Suisse Group issued 03/31/09 at 0.15% due 04/01/09	$1,022,347	$1,022,347

Total Repurchase Agreements
(Cost $4,525,561)		4,525,561

Total Investments 87.8%
(Cost $23,953,443)		$23,073,499

Other Assets in Excess of Liabilities – 12.2%		$3,195,803

Net Assets – 100.0%		$26,269,302

		Unrealized
	Contracts	Gain

Futures Contracts Purchased
June 2009 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $19,142,200)	484	$1,440,540

	Units

Equity Index Swap Agreement
Goldman Sachs International April 2009 S&P 500 Index Swap, Terminating 04/06/09†† (Notional Market Value $1,582,250)	1,983	$157,943

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on S&P 500 Index +/- financing at a variable rate.

REIT – Real Estate Investment Trust.

 7

VARIABLE ANNUITY PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 101.5%

Freeport-McMoRan Copper & Gold, Inc.	170,038	$6,480,148
Goldcorp, Inc.	144,294	4,807,876
Newmont Mining Corp.	99,810	4,467,496
Agnico-Eagle Mines Ltd.	72,612	4,133,075
AngloGold Ashanti Ltd. — SP ADR	106,895	3,929,460
Yamana Gold, Inc.	418,795	3,873,854
Barrick Gold Corp.	118,973	3,857,105
Kinross Gold Corp.	213,393	3,813,333
Randgold Resources Ltd. — SP ADR	63,235	3,436,822
Silver Wheaton Corp.*	414,257	3,409,335
Gold Fields Ltd. — SP ADR	296,935	3,367,243
Cia de Minas Buenaventura SA — SP ADR	131,873	3,162,315
Iamgold Corp.	316,465	2,705,776
Eldorado Gold Corp.*	286,426	2,577,834
Royal Gold, Inc.	54,774	2,561,232
Pan American Silver Corp.*	138,279	2,408,820
Harmony Gold Mining Co. Ltd. — SP ADR*	218,717	2,392,764
Silver Standard Resources, Inc.*	124,260	2,003,071
Golden Star Resources Ltd.*	1,357,672	1,982,201
Allied Nevada Gold Corp.*	313,110	1,831,693
Novagold Resources, Inc.*	659,734	1,820,866
Hecla Mining Co.*	897,544	1,795,088
Stillwater Mining Co.*	427,294	1,580,988

Total Common Stocks (Cost $42,765,194)		72,398,395

	Face
	Amount

REPURCHASE AGREEMENT † 0.6%
Credit Suisse Group issued 3/31/09 at 0.15% due 04/01/09	$402,615	402,615

Total Repurchase Agreement (Cost $402,615)		402,615

Total Investments 102.1% (Cost $43,167,809)		$72,801,010

Liabilities in Excess of Other Assets – (2.1)%		$(1,484,349)

Net Assets – 100.0%		$71,316,661

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

ADR – American Depository Receipt.

 1

VARIABLE ANNUITY REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.6%

FINANCIALS 99.1%
SPECIALIZED REIT 25.5%
Public Storage	6,121	$338,185
Plum Creek Timber Company, Inc. (REIT)	8,736	253,956
HCP, Inc.	12,757	227,712
Health Care REIT, Inc.	6,205	189,811
Ventas, Inc.	8,349	188,771
Rayonier, Inc.	6,164	186,276
Nationwide Health Properties, Inc.	7,621	169,110
Host Hotels & Resorts, Inc.	35,859	140,567
Senior Housing Properties Trust	9,877	138,476
Omega Healthcare Investors, Inc.	9,020	127,002
Hospitality Properties Trust	9,779	117,348
Potlatch Corp.	4,756	110,292
Healthcare Realty Trust, Inc.	7,069	105,964
Entertainment Properties Trust	4,548	71,676
Sovran Self Storage, Inc.	3,462	69,517
Extra Space Storage, Inc.	11,865	65,376
Medical Properties Trust Inc.	14,713	53,702
LaSalle Hotel Properties	7,764	45,342

Total Specialized REIT		2,599,083

RETAIL REIT 16.5%
Simon Property Group, Inc.	8,766	303,654
Federal Realty Investment Trust	4,069	187,174
Realty Income Corp.	8,712	163,960
Regency Centers Corp.	5,163	137,181
National Retail Properties, Inc.	8,588	136,034
KIMCO Realty Corp.	15,676	119,451
Tanger Factory Outlet Centers, Inc.	3,838	118,441
Equity One, Inc.	8,800	107,272
Alexander’s, Inc.	610	103,932
Taubman Centers, Inc.	6,062	103,296
Weingarten Realty Investors	8,569	81,577
Inland Real Estate Corp.	9,587	67,972
Macerich Co.	8,267	51,751

Total Retail REIT		1,681,695

		Market
	Shares	Value

RESIDENTIAL REIT 14.5%
Equity Residential	12,544	$230,182
AvalonBay Communities, Inc.	4,505	212,005
Essex Property Trust, Inc.	2,385	136,756
Equity Lifestyle Properties, Inc.	3,106	118,339
Camden Property Trust	5,299	114,353
Mid-America Apartment
Communities, Inc.	3,626	111,790
UDR, Inc.	12,889	110,974
Home Properties, Inc.	3,559	109,083
BRE Properties, Inc. — Class A	5,307	104,177
American Campus
Communities, Inc.	5,350	92,876
Post Properties, Inc.	6,681	67,745
Apartment Investment & Management Co. — Class A	11,496	62,998

Total Residential REIT		1,471,278

OFFICE REIT 13.2%
Boston Properties, Inc.	6,315	221,214
Digital Realty Trust, Inc.	5,706	189,325
Highwoods Properties, Inc.	6,180	132,376
Mack-Cali Realty Corp.	6,668	132,093
Corporate Office Properties Trust SBI	5,166	128,272
Alexandria Real Estate Equities, Inc.	2,760	100,464
Douglas Emmett, Inc.	13,252	97,932
SL Green Realty Corp.	7,338	79,250
Duke Realty Corp.	14,021	77,115
Kilroy Realty Corp.	4,319	74,244
BioMed Realty Trust, Inc.	9,884	66,915
Brandywine Realty Trust	14,110	40,214

Total Office REIT		1,339,414

REAL ESTATE 12.6%
Brookfield Asset Management, Inc. — Class A	22,138	305,062
Brookfield Properties Corp.	31,732	182,142
The St. Joe Co.*	7,256	121,465
Franklin Street Properties Corp., Inc.	9,327	114,722
Jones Lang LaSalle, Inc.	4,462	103,786
National Health Investors, Inc.	3,840	103,181
Investors Real Estate Trust	9,357	92,260

 1

VARIABLE ANNUITY REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Anworth Mortgage Asset Corp.	14,226	$87,205
LTC Properties, Inc.	3,973	69,686
Saul Centers, Inc.	2,761	63,420
Forest City Enterprises, Inc. — Class A *	12,153	43,751

Total Real Estate		1,286,680

MORTGAGE REIT 7.3%
Annaly Capital Management, Inc.	22,483	311,839
MFA Mortgage Investments, Inc.	22,314	131,206
Hatteras Financial Corp.	4,470	111,705
Capstead Mortgage Corp.	8,790	94,405
Redwood Trust, Inc.	6,047	92,822

Total Mortgage REIT		741,977

DIVERSIFIED REIT 6.1%
Vornado Realty Trust	6,571	218,420
Liberty Property Trust	8,354	158,225
Washington Real Estate Investment Trust	5,590	96,707
PS Business Parks, Inc.	2,600	95,810
Cousins Properties, Inc.	8,334	53,671

Total Diversified REIT		622,833

INDUSTRIAL REIT 3.4%
AMB Property Corp.	8,795	126,648
ProLogis	19,086	124,059
Eastgroup Properties, Inc.	3,383	94,961

Total Industrial REIT		345,668

Total Financials		10,088,628

REAL ESTATE MANAGEMENT & DEVELOPEMENT 0.5%
Forestar Real Estate Group, Inc.*	6,690	51,179

Total Real Estate Management & Development		51,179

Total Common Stocks (Cost $11,553,541)		10,139,807

	Face
	Amount

REPURCHASE AGREEMENTS † 0.00%
Credit Suisse Group issued 3/31/09 at 0.15% due 04/01/09	$2,803	2,803

Total Repurchase Agreements (Cost $2,803)		2,803

Market
Value

Total Investments 99.6% (Cost $11,556,344)	$10,142,610

Other Assets in Excess of Liabilities – 0.4%	$41,101

Net Assets – 100.0%	$10,183,711

*	Non-Income Producing Security.

†	Collateralized by Obligations of the U.S. Treasury or U.S.

Government Agencies.

 2

VARIABLE ANNUITY RETAILING FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.9%

Wal-Mart Stores, Inc.	24,247	$1,263,269
Amazon.com, Inc.*	8,063	592,147
Home Depot, Inc.	23,671	557,689
CVS Caremark Corp.	19,512	536,385
Target Corp.	12,846	441,774
Walgreen Co.	16,349	424,420
Lowe’s Companies, Inc.	23,214	423,655
Best Buy Company, Inc.	10,347	392,772
Costco Wholesale Corp.	8,129	376,535
Kohl’s Corp.*	7,708	326,203
Staples, Inc.	17,414	315,367
TJX Companies, Inc.	12,260	314,346
AutoZone, Inc.*	1,775	288,650
The Gap, Inc.	20,756	269,620
Bed Bath & Beyond, Inc.*	8,818	218,245
Sherwin-Williams Co.	4,196	218,066
Sears Holdings Corp.*	4,509	206,106
Family Dollar Stores, Inc.	6,081	202,923
O’Reilly Automotive, Inc.*	5,725	200,432
Ross Stores, Inc.	5,525	198,237
J.C. Penney Company, Inc.	9,504	190,745
GameStop Corp. — Class A*	6,736	188,743
Advance Auto Parts, Inc.	4,575	187,941
Nordstrom, Inc.	10,845	181,654
Genuine Parts Co.	6,073	181,340
Dollar Tree, Inc.*	3,931	175,126
CarMax, Inc.*	13,945	173,476
AutoNation, Inc.*	12,124	168,281
priceline.com, Inc.*	2,111	166,305
Macy’s, Inc.	17,923	159,515
American Eagle Outfitters, Inc.	12,691	155,338
Netflix, Inc.*	3,529	151,465
Petsmart, Inc.	6,919	145,022
Limited Brands, Inc.	16,368	142,402
Urban Outfitters, Inc.*	8,646	141,535
Tiffany & Co.	6,463	139,342
Guess?, Inc.	6,582	138,749
Big Lots, Inc.*	6,675	138,706
Abercrombie & Fitch Co. — Class A	5,791	137,826
Expedia, Inc.*	14,996	136,164
LKQ Corp.*	9,516	135,793
Aeropostale, Inc.*	4,825	128,152
Foot Locker, Inc.	12,065	126,441
BJ’s Wholesale Club, Inc.*	3,780	120,922
Tractor Supply Co.*	2,779	100,211
Aaron Rents, Inc.	3,660	97,576
RadioShack Corp.	8,745	74,945

Total Common Stocks (Cost $10,048,269)		11,750,556

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT † 0.5%
Credit Suisse Group issued 03/31/09 at 0.15% due 04/01/09	$54,517	$54,517

Total Repurchase Agreement (Cost $54,517)		54,517

Total Investments 100.4% (Cost $10,102,786)		$11,805,073

Liabilities in Excess of Other Assets – (0.4)%		$(49,350)

Net Assets – 100.0%		$11,755,723

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

 1

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 77.3%

FINANCIALS 15.9%
Aspen Insurance Holdings Ltd.	584	$13,117
Realty Income Corp.	687	12,929
Senior Housing Properties Trust	777	10,894
Validus Holdings Ltd.	443	10,490
ProAssurance Corp.*	218	10,163
FirstMerit Corp.	553	10,065
Knight Capital Group, Inc. — Class A*	644	9,493
Platinum Underwriters Holdings Ltd.	328	9,302
Westamerica Bancorporation	204	9,294
Highwoods Properties, Inc.	426	9,125
UMB Financial Corp.	210	8,923
MFA Mortgage Investments, Inc.	1,515	8,908
First Niagara Financial Group, Inc.	806	8,785
IPC Holdings Ltd.	323	8,734
NewAlliance Bancshares, Inc.	742	8,711
Greenhill & Company, Inc.	116	8,567
National Retail Properties, Inc.	531	8,411
Montpelier Re Holdings Ltd.	630	8,165
Omega Healthcare Investors, Inc.	553	7,786
Prosperity Bancshares, Inc.	274	7,494
Stifel Financial Corp.*	166	7,189
Corporate Office Properties Trust SBI	282	7,002
Signature Bank*	240	6,775
First Financial Bankshares, Inc.	138	6,647
RLI Corp.	132	6,626
Max Capital Group Ltd.	377	6,500
Home Properties, Inc.	212	6,498
Glacier Bancorp, Inc.	412	6,473
Argo Group International Holdings Ltd.*	212	6,388
Tanger Factory Outlet Centers, Inc.	206	6,357
Potlatch Corp.	274	6,354
Trustmark Corp.	342	6,286
Washington Real Estate Investment Trust	353	6,107
Healthcare Realty Trust, Inc.	404	6,056
Tower Group, Inc.	243	5,985

		Market
	Shares	Value

Mid-America Apartment Communities, Inc.	194	$5,981
Zenith National Insurance Corp.	247	5,955
Odyssey Re Holdings Corp.	151	5,727
Equity Lifestyle Properties, Inc.	143	5,448
Susquehanna Bancshares, Inc.	577	5,383
Hancock Holding Co.	169	5,286
PHH Corp.*	375	5,269
First Commonwealth Financial Corp.	583	5,171
IBERIABANK Corp.	112	5,145
American Campus Communities, Inc.	294	5,104
Old National Bancorp	447	4,993
Franklin Street Properties Corp., Inc.	404	4,969
NBT Bancorp, Inc.	224	4,847
Capstead Mortgage Corp.	435	4,672
Eastgroup Properties, Inc.	166	4,660
FNB Corp.	585	4,487
National Penn Bancshares, Inc.	537	4,457
Selective Insurance Group, Inc.	364	4,426
United Bankshares, Inc.	256	4,413
Provident Financial Services, Inc.	404	4,367
Interactive Brokers Group, Inc. — Class A*	269	4,339
Anworth Mortgage Asset Corp.	669	4,101
National Health Investors, Inc.	152	4,084
Navigators Group, Inc.*	86	4,058
WesBanco, Inc.	176	4,018
SVB Financial Group*	198	3,962
Pinnacle Financial Partners, Inc.*	165	3,912
Park National Corp.	69	3,847
Investors Real Estate Trust	387	3,816
Delphi Financial Group, Inc. — Class A	281	3,782
Umpqua Holding Corp.	414	3,751
Community Bank System, Inc.	222	3,719
Brookline Bancorp, Inc.	390	3,705
DCT Industrial Trust, Inc.	1,166	3,696
BioMed Realty Trust, Inc.	537	3,636
PS Business Parks, Inc.	98	3,611
Financial Federal Corp.	170	3,601

 1

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

KBW, Inc.*	176	$3,582
Redwood Trust, Inc.	232	3,561
Entertainment Properties Trust	224	3,530
Piper Jaffray Companies, Inc.*	134	3,456
Hilltop Holdings, Inc.*	303	3,454
Cathay General Bancorp	331	3,452
Pico Holdings, Inc.*	114	3,428
Infinity Property & Casualty Corp.	100	3,393
Safety Insurance Group, Inc.	109	3,388
Apollo Investment Corp.	965	3,358
optionsXpress Holdings, Inc.	295	3,354
United Fire & Casualty Co.	152	3,338
S&T Bancorp, Inc.	157	3,330
Chemical Financial Corp.	159	3,309
Sterling Bancshares, Inc.	497	3,250
MB Financial Corp.	237	3,223
Extra Space Storage, Inc.	579	3,190
Ares Capital Corp.	659	3,190
Employers Holdings, Inc.	334	3,186
Greenlight Capital Re Ltd. - Class A*	199	3,178
Cash America International, Inc.	202	3,163
Chimera Investment Corp.	922	3,098
Post Properties, Inc.	303	3,072
Sovran Self Storage, Inc.	152	3,052
TrustCo Bank Corp.	507	3,052
Ezcorp, Inc. — Class A*	262	3,031
Bank Mutual Corp.	333	3,017
thinkorswim Group, Inc.*	349	3,015
CVB Financial Corp.	446	2,957
First Financial Corp.	80	2,952
City Holding Co.	108	2,947
Harleysville Group, Inc.	90	2,863
First Midwest Bancorp, Inc.	333	2,861
National Western Life Insurance Co. — Class A	25	2,825
Hatteras Financial Corp.	113	2,824
Portfolio Recovery Associates, Inc.*	105	2,818
Inland Real Estate Corp.	393	2,786
Community Trust Bancorp, Inc.	104	2,782
International Bancshares Corp.	352	2,746
LTC Properties, Inc.	156	2,736
Equity One, Inc.	223	2,718
Ocwen Financial Corp.*	237	2,709
eHealth, Inc.*	167	2,674

		Market
	Shares	Value

Assured Guaranty Ltd.	385	$2,606
SWS Group, Inc.	165	2,562
DiamondRock Hospitality Co.	639	2,562
Investors Bancorp, Inc.*	302	2,558
PacWest Bancorp	169	2,422
First Financial Bancorp	253	2,411
Universal Health Realty Income Trust	82	2,397
Meadowbrook Insurance Group, Inc.	384	2,342
Horace Mann Educators Corp.	279	2,335
TowneBank	142	2,319
Acadia Realty Trust	216	2,292
Provident New York Bancorp	268	2,291
Stewart Information Services Corp.	116	2,262
Getty Realty Corp.	123	2,257
SY Bancorp, Inc.	92	2,236
PrivateBancorp, Inc.	154	2,227
FPIC Insurance Group, Inc.*	60	2,222
Enstar Group*	39	2,197
Simmons First National Corp.	87	2,192
Beneficial Mutual Bancorp, Inc.*	218	2,147
Texas Capital Bancshares, Inc.*	189	2,128
Riskmetrics Group, Inc.*	147	2,101
Pacific Capital Bancorp	309	2,092
CNA Surety Corp.*	113	2,084
Northwest Bancorp, Inc.	122	2,062
First Bancorp Puerto Rico	482	2,053
Alexander’s, Inc.	12	2,045
Amerisafe, Inc.*	131	2,007
Bancfirst Corp.	55	2,002
East-West Bancorp, Inc.	435	1,988
First Cash Financial Services, Inc.*	133	1,984
Medical Properties Trust Inc.	540	1,971
World Acceptance Corp.*	114	1,949
Berkshire Hills Bancorp, Inc.	84	1,925
Wintrust Financial Corp.	156	1,919
Cousins Properties, Inc.	294	1,893
American Physicians Capital, Inc.	46	1,882
1st Source Corp.	104	1,877
Westfield Financial, Inc.	212	1,866
Urstadt Biddle Properties, Inc.	139	1,865
Forestar Real Estate Group, Inc.*	242	1,851
State Auto Financial Corp.	105	1,848
Citizens, Inc.*	251	1,825
StellarOne Corp.	153	1,822

 2

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Home Bancshares, Inc.	91	$1,817
GAMCO Investors, Inc. — Class A	55	1,796
Bank of the Ozarks, Inc.	77	1,777
Tompkins Financial Corp.	41	1,763
Harleysville National Corp.	290	1,757
SCBT Financial Corp.	83	1,735
Renasant Corp.	137	1,721
Banco Latinoamericano de Exportaciones SA	183	1,715
Prospect Capital Corp.	198	1,687
Tejon Ranch Co.*	81	1,674
Univest Corp. of Pennsylvania	95	1,663
Danvers Bancorp, Inc.	119	1,643
Independent Bank Corp.	109	1,608
MarketAxess Holdings, Inc.*	210	1,604
Westwood Holdings Group, Inc.	41	1,603
Triko Bancshares	95	1,590
LaSalle Hotel Properties	272	1,589
Suffolk Bancorp	61	1,585
Flagstone Reinsurance Holdings	203	1,581
First Merchants Corp.	146	1,575
Provident Bankshares Corp.	223	1,572
Arrow Financial Corp.	65	1,540
American Equity Investment Life Holding Co.	370	1,539
Ambac Financial Group, Inc.	1,945	1,517
SeaBright Insurance Holdings, Inc.*	145	1,517
First Mercury Financial Corp.*	105	1,516
Lakeland Financial Corp.	79	1,516
Dollar Financial Corp.*	157	1,495
Maiden Holdings Ltd.	333	1,489
Dime Community Bancshares	156	1,463
Southside Bancshares, Inc.	77	1,455
Capital Southwest Corp.	19	1,451
ESSA Bancorp, Inc.	109	1,451
Saul Centers, Inc.	63	1,447
TradeStation Group, Inc.*	218	1,439
GFI Group, Inc.	446	1,432
Abington Bancorp, Inc.	172	1,424
Compass Diversified Trust	159	1,418
Washington Trust Bancorp, Inc.	87	1,414
United Financial Bancorp, Inc.	108	1,414
First Potomac Realty Trust	192	1,411
Northfield Bancorp, Inc.	128	1,399

		Market
	Shares	Value

Sun Communities, Inc.	112	$1,325
MVC Capital, Inc.	157	1,320
LaBranche & Company, Inc.*	353	1,320
Citizens Banking Corp.*	851	1,319
Boston Private Financial Holdings, Inc.	367	1,288
First Busey Corp.	166	1,288
Lexington Realty Trust	540	1,285
American Capital Agency Corp.	75	1,283
BankFinancial Corp.	128	1,276
Camden National Corp.	55	1,257
Union Bankshares Corp.	90	1,247
Kearny Financial Corp.	118	1,237
Colonial BancGroup, Inc.	1,368	1,231
Sandy Spring Bancorp, Inc.	110	1,228
Colonial Properties Trust	322	1,227
Heartland Financial USA, Inc.	90	1,219
Donegal Group, Inc. — Class A	78	1,199
First Bancorp	100	1,197
Republic Bancorp, Inc.	64	1,195
First Financial Northwest, Inc.	143	1,193
UCBH Holdings, Inc.	788	1,190
Cohen & Steers, Inc.	106	1,183
United Community Banks, Inc.	284	1,182
Sterling Bancorp	117	1,158
Consolidated-Tomoka Land Co.	39	1,158
MainSource Financial Group, Inc.	143	1,150
Kansas City Life Insurance Co.	32	1,147
Presidential Life Corp.	147	1,145
Oritani Financial Corp.*	80	1,120
Lakeland Bancorp, Inc.	139	1,116
Evercore Partners, Inc. — Class A	72	1,112
Hercules Technology Growth Capital, Inc.	222	1,110
Citizens & Northern Corp.	60	1,109
Peapack Gladstone Financial Corp.	60	1,082
Parkway Properties, Inc.	105	1,082
Central Pacific Financial Corp.	192	1,075
Crawford & Co. — Class B*	160	1,075
Baldwind & Lyons, Inc. — Class B	56	1,060
Nelnet, Inc. — Class A*	118	1,043

 3

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Amtrust Financial Services, Inc.	108	$1,031
First Bancorp, Inc.	64	1,015
Shore Bancshares, Inc.	60	1,005
Radian Group, Inc.	545	992
Southwest Bancorp, Inc.	105	985
Credit Acceptance Corp.*	45	967
Sunstone Hotel Investors, Inc.	360	947
Peoples Bancorp, Inc.	72	935
EMC Insurance Group, Inc.	44	927
Ashford Hospitality Trust, Inc.	592	912
Cardinal Financial Corp.	158	907
Phoenix Companies, Inc.	775	907
Capital City Bank Group, Inc.	79	905
PMA Capital Corp.*	217	905
Bryn Mawr Bank Corp.	53	893
West Bancorporation, Inc.	119	887
NorthStar Realty Finance Corp.	378	877
Monmouth Real Estate
Investment Corp. — Class A	132	873
National Financial Partners Corp.	272	870
Gladstone Capital Corp.	138	864
Pacific Continental Corp.	74	861
Flushing Financial Corp.	142	855
Life Partners Holdings, Inc.	50	853
Pennsylvania Real Estate Investment Trust	240	852
Smithtown Bancorp, Inc.	74	835
ViewPoint Financial Group	69	830
Mission West Properties	128	819
American Safety Insurance Holdings Ltd.*	71	817
Agree Realty Corp.	52	816
Pennsylvania Commerce Bancorp, Inc.*	44	810
WSFS Financial Corp.	36	805
Roma Financial Corp.	62	803
Green Bankshares, Inc.	90	792
NGP Capital Resources Co.	155	770
State Bancorp, Inc.	100	770
Oriental Financial Group	157	766
Medallion Financial Corp.	102	756
Columbia Banking Systems, Inc.	118	755
Ames National Corp.	44	752
BancTrust Financial Group, Inc.	118	747

		Market
	Shares	Value

Penson Worldwide Company, Inc.*	115	$739
First Industrial Realty Trust, Inc.	301	737
Sterling Savings Bank	355	735
Ramco-Gershenson Properties Trust	113	729
Clifton Savings Bancorp, Inc.	72	720
Farmers Capital Bank Corp.	45	705
CoBiz Financial, Inc.	134	704
Kayne Anderson Energy Development Co.	75	701
First Community Bancshares, Inc.	60	700
Calamos Asset Management, Inc. — Class A	144	693
U-Store-It Trust	337	681
Western Alliance Bancorp, Inc.*	149	679
Harris & Harris Group, Inc.*	180	666
Centerstate Banks of Florida, Inc.	60	661
MCG Capital Corp.	514	658
Enterprise Financial Services Corp.	67	654
Education Realty Trust, Inc.	187	653
Wilshire Bancorp, Inc.	126	650
Avatar Holdings Inc.*	43	644
Guaranty Financial Group, Inc.*	610	641
Hersha Hospitality Trust	333	633
Guaranty Bancorp*	357	625
First Financial Holdings, Inc.	81	620
National Interstate Corp.	36	609
First Marblehead Corp.*	470	606
Meridian Interstate Bancorp, Inc.*	72	606
Yadkin Valley Financial Corp.	81	603
CapLease, Inc.	300	591
Old Second Bancorp, Inc.	93	591
FelCor Lodging Trust, Inc.	430	585
DuPont Fabros Technology, Inc.	84	578
Broadpoint Securities Group, Inc.*	174	574
Winthrop Realty Trust	83	574
Fifth Street Finance Corp.	74	573
FBR Capital Markets Corp.*	174	572
Oceanfirst Financial Corp.	56	572
Gladstone Investment Corp.	147	562

 4

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Associated Estates Realty Corp.	98	$557
Asset Acceptance Capital Corp.*	104	552
South Financial Group, Inc.	501	551
Rockville Financial, Inc.	60	546
Premierwest Bancorp	134	540
Financial Institutions, Inc.	70	533
PennantPark Investment Corp.	139	521
Sun Bancorp, Inc.*	100	519
RAIT Financial Trust	421	514
Sanders Morris Harris Group Inc.	130	507
BGC Partners, Inc. — Class A	228	504
First South Bancorp, Inc.	47	499
NASB Financial, Inc.	20	498
United America Indemnity Ltd. — Class A*	123	494
Care Investment Trust, Inc.	89	486
Thomas Weisel Partners Group, Inc.*	135	483
Advance America Cash
Advance Centers, Inc.	284	480
Epoch Holding Corp.	66	453
Nara Bancorp, Inc.	154	453
United Security Bancshares	61	449
Cedar Shopping Centers, Inc.	258	449
US Global Investors, Inc. - Class A	92	448
Sierra Bancorp	46	448
NYMAGIC, Inc.	35	427
Ameris Bancorp	89	419
Resource Capital Corp.	137	417
Capitol Bancorp, Ltd.	100	415
Encore Capital Group, Inc.*	89	403
Cogdell Spencer, Inc.	79	403
Diamond Hill Investment Group, Inc.*	10	393
Encore Bancshares, Inc.*	44	390
Ladenburg Thalmann Financial Services, Inc.*	734	389
Home Federal Bancorp, Inc.	44	384
Heritage Commerce Corp.	73	383
Kite Realty Group Trust	156	382
First Place Financial Corp.	113	380
NewStar Financial, Inc.*	161	374
Kohlberg Capital Corp.	122	373
BlackRock Kelso Capital Corp.	89	373
FBL Financial Group, Inc. — Class A	89	369
Fox Chase Bancorp, Inc.*	39	369

		Market
	Shares	Value

Glimcher Realty Trust	259	$363
Frontier Financial Corp.	324	356
Strategic Hotels & Resorts, Inc.	505	348
FCStone Group, Inc.*	152	347
The PMI Group, Inc.	553	343
Hanmi Financial Corp.	250	325
Flagstar Bancorp, Inc.*	415	311
International Assets Holding Corp.*	30	306
Hallmark Financial Services, Inc.*	44	305
Seacoast Banking Corporation of Florida	100	303
City Bank	89	294
First Acceptance Corp.*	121	293
Resource America, Inc. — Class A	73	291
Banner Corp.	100	291
Santander BanCorp	35	276
Gramercy Capital Corp.	281	273
Stratus Properties, Inc.*	45	272
CompuCredit Corp.*	110	270
Virtus Investment Partners, Inc.*	41	267
Integra Bank Corp.	141	267
Maui Land & Pineapple Company, Inc.*	30	255
Primus Guaranty Ltd.*	159	250
Patriot Capital Funding, Inc.	136	249
Cascade Bancorp.	152	248
West Coast Bancorp	109	242
Newcastle Investment Corp.	357	232
W Holding Company, Inc.	25	227
Brooklyn Federal Bancorp, Inc.	20	221
Independence Holding Co.	44	220
Amcore Financial, Inc.	137	219
Ampal American Israel — Class A*	128	219
United Community Financial Corp.	176	213
Friedman Billings Ramsey Group, Inc. — Class A*	1,000	200
Thomas Properties Group, Inc.	163	192
Maguire Properties, Inc.*	264	190
One Liberty Properties, Inc.	53	187
Anchor BanCorp Wisconsin, Inc.	130	176
Federal Agricultural Mortgage Corp.	65	174

 5

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Advanta Corp.	258	$170
Cardtronics, Inc.*	86	152
Midwest Banc Holdings, Inc.	149	151
Grubb & Ellis Co.	237	149
Anthracite Capital, Inc.	404	137
Capital Trust, Inc. — Class A	107	118
Waterstone Financial, Inc.*	53	108
Pzena Investment Management, Inc. — Class A	44	84
United America Indemnity Ltd. Rights	163	76
Arbor Realty Trust, Inc.	105	76
Doral Financial Corp.*	41	74
Corus Bankshares, Inc.*	257	69
Meruelo Maddux Properties, Inc.*	290	21
FX Real Estate and Entertainment, Inc.*	73	12

Total Financials		881,385

INFORMATION TECHNOLOGY 14.1%
Sybase, Inc.*	542	16,417
Micros Systems, Inc.*	546	10,238
Macrovision Solutions Corp.*	556	9,891
PMC — Sierra, Inc.*	1,483	9,462
Polycom, Inc.*	594	9,142
Solera Holdings, Inc.*	366	9,070
Skyworks Solutions, Inc.*	1,099	8,858
3Com Corp.*	2,739	8,464
Jack Henry & Associates, Inc.	513	8,372
VistaPrint Ltd.*	303	8,330
InterDigital, Inc.*	314	8,108
Informatica Corp.*	597	7,916
Parametric Technology Corp.*	783	7,814
Perot Systems Corp. — Class A*	590	7,599
Digital River, Inc.*	248	7,395
CACI International, Inc. — Class A*	202	7,371
Cybersource Corp.*	473	7,005
TIBCO Software, Inc.*	1,178	6,915
j2 Global Communications, Inc.*	304	6,655
Blackboard, Inc.*	209	6,634
Microsemi Corp.*	565	6,554
Palm, Inc.*	729	6,284
Anixter International, Inc.*	198	6,273
ADTRAN, Inc.	384	6,225
Arris Group, Inc.*	835	6,154

		Market
	Shares	Value

Synaptics, Inc.*	229	$6,128
Formfactor, Inc.*	335	6,037
Atheros Communications, Inc.*	405	5,937
Mantech International Corp. — Class A*	140	5,866
Quest Software, Inc.*	455	5,769
Tekelec*	436	5,768
Semtech Corp.*	424	5,660
Concur Technologies, Inc.*	294	5,642
Omniture, Inc.*	418	5,513
Quality Systems, Inc.	118	5,340
Net 1 UEPS Technologies, Inc.*	336	5,111
Benchmark Electronics, Inc.*	456	5,107
Ariba, Inc.*	583	5,090
Riverbed Technology, Inc.*	384	5,023
ValueClick, Inc.*	586	4,987
MKS Instruments, Inc.*	338	4,958
Progress Software Corp.*	285	4,948
EarthLink, Inc.*	744	4,888
TiVo, Inc.*	693	4,879
MAXIMUS, Inc.	120	4,783
Wright Express Corp.*	260	4,737
Fair Isaac Corp.	333	4,685
Infinera Corp.*	628	4,647
Cymer, Inc.*	208	4,630
Gartner, Inc. — Class A*	404	4,448
Intermec, Inc.*	425	4,420
Tessera Technologies, Inc.*	327	4,372
Take-Two Interactive Software, Inc.	523	4,367
ACI Worldwide, Inc.*	232	4,350
SRA International, Inc. — Class A*	291	4,278
EPIQ Systems, Inc.*	237	4,273
Harmonic, Inc.*	645	4,193
Euronet Worldwide, Inc.*	316	4,127
Hittite Microwave Corp.*	130	4,056
Plantronics, Inc.	334	4,031
Comtech Telecommunications Corp.*	157	3,889
FEI Co.*	249	3,842
AsiaInfo Holdings, Inc.*	227	3,825
Tyler Technologies, Inc.*	257	3,760
Plexus Corp.*	272	3,759
Cabot Microelectronics Corp.*	156	3,749
Websense, Inc.*	312	3,744
Avocent Corp.*	301	3,654
Advent Software, Inc.*	109	3,631
DealerTrack Holdings, Inc.*	274	3,589

 6

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Cognex Corp.	267	$3,564
Electronics for Imaging, Inc.*	359	3,518
Blackbaud, Inc.	303	3,518
ViaSat, Inc.*	168	3,498
ATMI, Inc.*	224	3,456
Sycamore Networks, Inc.*	1,291	3,447
CSG Systems International, Inc.*	240	3,427
Lawson Software, Inc.*	798	3,392
SPSS, Inc.*	119	3,383
Cogent, Inc.*	282	3,356
Scansource, Inc.*	178	3,307
Power Integrations, Inc.	190	3,268
Rofin-Sinar Technologies, Inc.*	200	3,224
Netlogic Microsystems, Inc.*	116	3,188
Commvault Systems, Inc.*	290	3,181
VeriFone Holdings, Inc.*	464	3,155
MercadoLibre, Inc.*	170	3,154
Starent Networks Corp.*	199	3,146
Zoran Corp.*	350	3,080
Acxiom Corp.	410	3,034
Manhattan Associates, Inc.*	174	3,014
Wind River Systems, Inc.*	465	2,976
Ultimate Software Group, Inc.*	172	2,969
Emulex Corp.*	574	2,887
Netgear, Inc.*	239	2,880
Standard Microsystems Corp.*	154	2,864
DTS, Inc. — Class A*	119	2,863
Monolithic Power Systems, Inc.*	180	2,790
Black Box Corp.	118	2,786
Neutral Tandem, Inc.*	113	2,781
Teletech Holdings, Inc.*	252	2,744
Data Domain, Inc.*	218	2,740
Mentor Graphics Corp.*	613	2,722
Coherent, Inc.*	156	2,691
MTS Systems Corp.	118	2,685
Blue Coat Systems, Inc.*	223	2,678
Sapient Corp.*	595	2,660
L-1 Identity Solutions, Inc.*	493	2,519
Park Electrochemical Corp.	144	2,488
Triquint Semiconductor, Inc.*	970	2,396
Checkpoint Systems, Inc.*	267	2,395
Cavium Networks, Inc.*	206	2,377
RF Micro Devices, Inc.*	1,780	2,367
OmniVision Technologies, Inc.*	352	2,365
Forrester Research, Inc.*	115	2,364
United Online, Inc.	523	2,333

		Market
	Shares	Value

DG FastChannel, Inc.*	122	$2,290
SYNNEX Corp.*	116	2,282
Bankrate, Inc.*	91	2,270
Sigma Designs, Inc.*	182	2,264
Art Technology Group, Inc.*	876	2,234
Rogers Corp.*	116	2,190
MicroStrategy, Inc. — Class A*	64	2,188
Micrel, Inc.	310	2,182
Sonus Networks, Inc.*	1,378	2,163
Applied Micro Circuits Corp.*	441	2,143
Taleo Corp.*	181	2,139
GSI Commerce, Inc.*	161	2,109
TeleCommunication Systems, Inc. — Class A*	230	2,109
Diodes, Inc.*	198	2,101
Ultratech, Inc.*	164	2,048
Brooks Automation, Inc.*	435	2,005
Amkor Technology, Inc.*	742	1,989
Adaptec, Inc.*	824	1,978
EMS Technologies, Inc.*	110	1,921
JDA Software Group, Inc.*	166	1,917
Syntel, Inc.	93	1,914
Constant Contact, Inc.*	136	1,903
Supertex, Inc.*	81	1,871
Netezza Corp.*	275	1,870
Pegasystems, Inc.	100	1,857
Avid Technology, Inc.*	200	1,828
Universal Display Corp.*	198	1,816
Synchronoss Technologies, Inc.*	145	1,778
Loral Space & Communications, Inc.*	81	1,730
OSI SYSTEMS INC*	113	1,724
MSC.Software Corp.*	302	1,703
Actel Corp.*	168	1,700
TTM Technologies, Inc.*	292	1,694
Littelfuse, Inc.*	152	1,671
Cirrus Logic, Inc.*	443	1,666
S1 Corp.*	323	1,663
Advanced Energy Industries, Inc.*	219	1,649
Echelon Corp.*	202	1,634
SonicWALL, Inc.*	358	1,597
The Knot, Inc.*	194	1,591
SAVVIS, Inc.*	254	1,572
Exar Corp.*	251	1,566
STEC, Inc.*	212	1,562
Cass Information Systems, Inc.	47	1,524
Imation Corp.	198	1,515

 7

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

comScore, Inc.*	125	$1,511
Ixia*	292	1,510
Epicor Software Corp.*	396	1,509
Veeco Instruments, Inc.*	220	1,467
Faro Technologies, Inc.*	109	1,465
Brightpoint, Inc.*	340	1,455
RightNow Technologies, Inc.*	192	1,453
Daktronics, Inc.	220	1,441
BigBand Networks, Inc.*	219	1,434
Netscout Systems, Inc.*	200	1,432
Volterra Semiconductor Corp.*	168	1,418
NIC, Inc.	271	1,409
Vocus, Inc.*	106	1,409
TNS, Inc.*	170	1,391
THQ, Inc.*	446	1,356
RealNetworks, Inc.*	577	1,344
Electro Rent Corp.	136	1,311
Digi International, Inc.*	168	1,289
Move, Inc.*	874	1,267
IXYS Corp.	157	1,265
DemandTec, Inc.*	144	1,260
ShoreTel, Inc.*	292	1,259
Actuate Corp.*	410	1,255
Switch & Data Facilities Company, Inc.*	141	1,237
LoopNet, Inc.*	203	1,234
Seachange International, Inc.*	213	1,218
3PAR, Inc.*	185	1,214
InfoSpace, Inc.*	232	1,206
SuccessFactors, Inc.*	158	1,206
Perficient, Inc.*	222	1,199
Silicon Image, Inc.*	499	1,198
Novatel Wireless, Inc.*	212	1,191
Finisar Corp.*	2,678	1,178
Anaren, Inc.*	105	1,149
NCI, Inc.*	44	1,144
Stratasys, Inc.*	137	1,133
Cohu, Inc.	156	1,123
IPG Photonics Corp.*	133	1,120
Advanced Analogic Technologies, Inc.*	311	1,120
Ebix, Inc.*	45	1,118
Heartland Payment Systems, Inc.	169	1,117
Vignette Corp.*	166	1,109
Cogo Group, Inc.*	165	1,102
Smith Micro Software, Inc.*	210	1,098
Kopin Corp.*	473	1,097
Sanmina-SCI Corp.*	3,591	1,095

		Market
	Shares	Value

Electro Scientific Industries, Inc.*	184	$1,089
Aruba Networks, Inc.*	346	1,086
Symmetricom, Inc.*	310	1,085
Kulicke & Soffa Industries, Inc.*	413	1,082
Lattice Semiconductor Corp.*	782	1,079
Ciber, Inc.*	395	1,078
Multi-Fineline Electronix, Inc.*	64	1,078
Bel Fuse, Inc. — Class B	80	1,075
Pericom Semiconductor Corp.*	147	1,075
Oplink Communications, Inc.*	139	1,070
Newport Corp.*	239	1,056
Internet Capital Group, Inc.*	262	1,056
Sourcefire, Inc.*	145	1,056
Compellent Technologies, Inc.*	97	1,052
Vasco Data Security International*	182	1,050
Global Cash Access Holdings, Inc.*	271	1,035
Ceva, Inc.*	141	1,027
Symyx Technologies, Inc.*	230	1,024
Comverge, Inc.*	147	1,022
Bottomline Technologies, Inc.*	154	1,013
Acme Packet, Inc.*	166	1,008
Insight Enterprises, Inc.*	318	973
Terremark Worldwide, Inc.*	361	971
SiRF Technology Holdings, Inc.*	414	952
Airvana, Inc.*	160	936
Quantum Corp.*	1,395	935
Methode Electronics, Inc. — Class A	260	931
Rackspace Hosting*	123	921
Radisys Corp.*	152	921
Integral Systems, Inc.*	107	920
Extreme Networks, Inc.*	605	920
DivX, Inc.*	182	915
Internap Network Services Corp.*	338	909
infoGROUP, Inc.*	218	907
ExlService Holdings, Inc.*	105	905
OpenTV Corp.*	593	895
MIPS Technology, Inc.*	305	894
i2 Technologies, Inc.*	113	893
Internet Brands, Inc. — Class A*	152	892

 8

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Silicon Storage Technology, Inc.*	534	$881
Rimage Corp.*	66	881
Anadigics, Inc.*	424	878
NVE Corp.*	30	864
Online Resources Corp.*	200	842
Maxwell Technologies, Inc.*	121	841
Double-Take Software, Inc.*	124	838
Globecomm Systems, Inc.*	143	828
CTS Corp.	229	827
Kenexa Corp. — Class A*	153	825
Radiant Systems, Inc.*	186	820
Rackable Systems, Inc.*	202	820
Interactive Intelligence, Inc.*	90	815
Mercury Computer Systems, Inc.*	147	813
American Software, Inc. - Class A	153	806
Ness Technologies, Inc.*	270	797
ModusLink Global Solutions, Inc.*	306	793
Intevac, Inc.*	152	792
Super Micro Computer, Inc.*	160	787
Cray, Inc.*	216	756
Opnet Technologies, Inc.*	86	746
China Security & Surveillance Technology, Inc.*	194	745
Liquidity Services Inc.*	101	706
Keynote Systems, Inc.*	88	698
Microtune, Inc.*	375	683
DSP Group, Inc.*	157	678
ArcSight, Inc.*	53	677
Limelight Networks Inc.*	200	670
Entegris, Inc.*	774	666
Hughes Communications, Inc.*	55	662
Gevity HR, Inc.	166	656
Harris Stratex Networks, Inc. — Class A*	170	655
Agilysys, Inc.	152	654
Techwell, Inc.*	101	637
Rudolph Technologies, Inc.*	209	633
Web.com Group, Inc.*	189	628
FalconStor Software, Inc.*	262	626
Entrust, Inc.*	413	624
NetSuite, Inc.*	55	619
Chordiant Software, Inc.*	204	618
Trident Microsystems, Inc.*	412	602
Renaissance Learning, Inc.	66	592
SupportSoft, Inc.*	307	589
Callidus Software, Inc.*	203	589
Utstarcom, Inc.*	749	584

		Market
	Shares	Value

PC-Tel, Inc.	133	$572
Hackett Group, Inc.*	278	562
Immersion Corp.*	191	560
CPI International, Inc.*	59	555
Marchex, Inc.	159	547
Powerwave Technologies, Inc.*	896	532
China Information Security Technology, Inc.*	162	512
Rubicon Technology, Inc.*	92	489
Zygo Corp., Inc.*	105	482
Technitrol, Inc.	279	477
iGate Corp.	147	476
Safeguard Scientifics, Inc.*	817	449
Semitool, Inc.*	153	425
PLX Technology, Inc.*	195	423
PROS Holdings, Inc.*	91	423
Hutchinson Technology, Inc.*	162	421
Unica Corp.*	87	420
Smart Modular Technologies WWH, Inc.*	303	418
Measurement Specialties, Inc.*	100	409
Digimarc Corp.*	42	408
Deltek, Inc.*	94	407
Monotype Imaging Holdings, Inc.*	105	393
Presstek, Inc.*	189	391
Gerber Scientific, Inc.*	159	380
Emcore Corp.*	504	378
Isilon Systems, Inc.*	167	367
ICx Technologies, Inc.*	89	360
Virtusa Corp.*	56	347
Hypercom Corp.*	359	345
Phoenix Technologies, Ltd.*	204	331
MRV Communications, Inc.*	1,065	330
PC Mall, Inc.*	72	327
Orbcomm, Inc.*	209	307
Dice Holdings, Inc.*	109	303
Bookham, Inc.*	682	293
Mattson Technology, Inc.*	326	274
Parkervision, Inc.*	162	274
Photronics, Inc.*	284	273
Axcelis Technologies, Inc.*	689	262
Guidance Software, Inc.*	64	261
AuthenTec, Inc.*	170	252
PC Connection, Inc.*	63	239
LTX-Credence Corp.*	850	238
Opnext, Inc.*	135	231
TheStreet.com, Inc.	116	229
Magma Design Automation, Inc.*	297	223

 9

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

TechTarget, Inc.*	90	$216
QAD, Inc.	80	202
Sonic Solutions, Inc.*	152	182
Avanex Corp.*	91	159
Ultra Clean Holdings*	130	139
Spansion, Inc.*	865	112
Asyst Technologies, Inc.*	339	95
Nextwave Wireless, Inc.*	331	53
Elixir Gaming Technologies, Inc.*	460	51
Entropic Communications, Inc.*	64	47
HSW International, Inc.*	190	31

Total Information Technology		783,291

HEALTH CARE 12.2%
Myriad Genetics, Inc.*	600	27,282
Alexion Pharmaceuticals, Inc.*	548	20,638
OSI Pharmaceuticals, Inc.*	394	15,074
Immucor, Inc.*	472	11,871
Onyx Pharmaceuticals, Inc.*	383	10,935
Allscripts Healthcare Solutions, Inc.	995	10,239
United Therapeutics Corp.*	153	10,112
Magellan Health Services, Inc.*	274	9,985
AMERIGROUP Corp.*	360	9,914
Thoratec Corp.*	370	9,505
Owens & Minor, Inc.	282	9,343
Haemonetics Corp.*	169	9,309
Steris Corp.	396	9,219
Isis Pharmaceuticals, Inc.*	614	9,216
Masimo Corp.*	312	9,042
Bio-Rad Laboratories, Inc. — Class A*	126	8,303
CV Therapeutics, Inc.*	415	8,250
Alkermes, Inc.*	649	7,872
Auxilium Pharmaceuticals, Inc.*	281	7,789
Valeant Pharmaceuticals International*	428	7,614
NuVasive, Inc.*	239	7,500
West Pharmaceutical Services, Inc.	219	7,185
Cubist Pharmaceuticals, Inc.*	385	6,299
Psychiatric Solutions, Inc.*	385	6,056
PSS World Medical, Inc.*	421	6,041
Chemed Corp.	152	5,913
Theravance, Inc.*	346	5,882
Sequenom, Inc.*	407	5,788

		Market
	Shares	Value

Regeneron Pharmaceuticals, Inc.*	416	$5,766
PDL BioPharma, Inc.	807	5,714
HMS Holdings Corp.*	173	5,692
Dionex Corp.*	118	5,575
American Medical Systems Holdings, Inc.*	494	5,508
Healthsouth Corp.*	597	5,301
Centene Corp.*	291	5,244
Luminex Corp.*	284	5,146
Amedisys, Inc.*	184	5,058
Acorda Therapeutics, Inc.*	250	4,952
Meridian Bioscience, Inc.	271	4,911
Varian, Inc.*	201	4,772
Medicis Pharmaceutical Corp. — Class A	384	4,750
Volcano Corp.*	323	4,700
Alnylam Pharmaceuticals, Inc.*	241	4,589
Medarex, Inc.*	865	4,437
AMAG Pharmaceuticals, Inc.*	119	4,376
Seattle Genetics, Inc.*	437	4,309
Catalyst Health Solutions, Inc.*	216	4,281
Celera Corp.*	545	4,158
Martek Biosciences Corp.	219	3,997
InterMune, Inc.*	239	3,929
Medicines Co.*	352	3,816
Eclipsys Corp.*	375	3,802
Parexel International Corp.*	384	3,736
Phase Forward, Inc.*	290	3,709
XenoPort, Inc.*	182	3,524
Invacare Corp.	218	3,495
PharMerica Corp.*	210	3,494
Nektar Therapeutics*	635	3,423
ev3, Inc.*	480	3,408
AmSurg Corp.*	213	3,376
Cougar Biotechnology, Inc.*	104	3,349
Align Technology, Inc.*	421	3,339
Wright Medical Group, Inc.*	255	3,323
athenahealth, Inc.*	137	3,303
Exelixis, Inc.*	714	3,284
Landauer, Inc.	64	3,244
Medivation, Inc.*	170	3,106
Salix Pharmaceuticals Ltd.*	325	3,087
Analogic Corp.	92	2,946
Integra LifeSciences Holdings Corp.*	119	2,943
Greatbatch, Inc.*	152	2,941
Kindred Healthcare, Inc.*	188	2,811

 10

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Hanger Orthopedic Group, Inc.*	212	$2,809
Viropharma, Inc.*	533	2,798
Healthspring, Inc.*	332	2,779
Conmed Corp.*	192	2,767
Cepheid, Inc.*	392	2,705
Dendreon Corp.*	634	2,663
Abaxis, Inc.*	152	2,620
Geron Corp.*	583	2,606
Gentiva Health Services, Inc.*	169	2,569
ICU Medical, Inc.*	79	2,537
Res-Care, Inc.*	173	2,519
National Healthcare Corp.	62	2,489
Sun Healthcare Group, Inc.*	292	2,464
ImmunoGen, Inc.*	344	2,442
Conceptus, Inc.*	200	2,350
Universal American Financial Corp.*	274	2,321
Merit Medical Systems, Inc.*	189	2,308
LHC Group, Inc.*	101	2,250
Halozyme Therapeutics, Inc.*	409	2,233
Allos Therapeutics, Inc.*	361	2,231
Optimer Pharmaceuticals, Inc.*	166	2,190
Neogen Corp.*	100	2,183
RehabCare Group, Inc.*	125	2,180
Par Pharmaceutical Companies, Inc.*	230	2,178
Orthofix International NV*	116	2,148
Cyberonics, Inc.*	160	2,123
Genomic Health, Inc.*	87	2,121
Odyssey HealthCare, Inc.*	218	2,115
Bruker BioSciences Corp.*	342	2,107
Healthways, Inc.*	237	2,078
Ligand Pharmaceuticals, Inc. — Class B*	694	2,068
SonoSite, Inc.*	115	2,056
Vivus, Inc.*	473	2,043
Zoll Medical Corp.*	142	2,039
Emergency Medical Services Corp. — Class A*	64	2,009
Computer Programs & Systems, Inc.	60	1,996
MWI Veterinary Supply, Inc.*	70	1,994
Momenta Pharmaceuticals, Inc.*	179	1,971
Vnus Medical Technologies, Inc.*	90	1,914
Kendle International, Inc.*	89	1,865
Enzon Pharmaceuticals, Inc.*	301	1,827

		Market
	Shares	Value

Savient Pharmaceuticals, Inc.*	369	$1,827
Molina Healthcare, Inc.*	95	1,807
Cypress Bioscience, Inc.*	252	1,792
Quidel Corp.*	194	1,789
SurModics, Inc.*	98	1,788
inVentiv Health, Inc.*	218	1,779
Angiodynamics, Inc.*	158	1,776
MedAssets, Inc.*	121	1,724
Bio-Reference Labs, Inc.*	82	1,715
Questcor Pharmaceuticals, Inc.*	343	1,688
Sirona Dental Systems, Inc.*	115	1,647
Omnicell, Inc.*	210	1,642
Genoptix Inc.*	60	1,637
Natus Medical, Inc.*	192	1,634
Noven Pharmaceuticals, Inc.*	166	1,574
Rigel Pharmaceuticals, Inc.*	253	1,553
eResearch Technology, Inc.*	294	1,546
Affymetrix, Inc.*	471	1,540
Symmetry Medical, Inc.*	243	1,533
Facet Biotech Corp.*	161	1,529
Albany Molecular Research, Inc.*	161	1,518
Arena Pharmaceuticals, Inc.*	503	1,514
Osiris Therapeutics, Inc.*	104	1,435
IRIS International, Inc.*	123	1,418
Cross Country Healthcare, Inc.*	214	1,402
GTx, Inc.*	132	1,397
NPS Pharmaceuticals, Inc.*	316	1,327
Nabi Biopharmaceuticals*	350	1,295
Triple-S Management Corp. — Class B*	105	1,294
Cadence Pharmaceuticals, Inc.*	137	1,285
Emergent Biosolutions, Inc.*	94	1,270
Air Methods Corp.*	75	1,268
Durect Corp.*	555	1,238
Pharmasset, Inc.*	125	1,226
MannKind Corp.*	352	1,225
Progenics Pharmaceuticals, Inc.*	184	1,213
Incyte Corp.*	517	1,210
Somanetics Corp.*	79	1,199
Orthovita, Inc.*	447	1,198
Inspire Pharmaceuticals, Inc.*	295	1,198
Accuray, Inc.*	237	1,192
Vital Images, Inc.*	104	1,172
Affymax, Inc.*	72	1,160
AMN Healthcare Services, Inc.*	227	1,158

 11

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Alliance Imaging, Inc.*	170	$1,156
Abiomed, Inc.*	232	1,137
Maxygen Inc.*	167	1,136
Synovis Life Technologies, Inc.*	82	1,135
Pozen, Inc.*	184	1,126
Arqule, Inc.*	272	1,126
Kensey Nash Corp.*	52	1,106
Corvel Corp.*	53	1,072
Sangamo Biosciences, Inc.*	252	1,066
Cantel Medical Corp.*	82	1,055
Ardea Biosciences, Inc.*	100	1,029
RTI Biologics, Inc.*	358	1,020
Repligen Corp.*	210	1,006
Zymogenetics, Inc.*	250	997
CryoLife, Inc.*	192	995
Assisted Living Concepts, Inc. — Class A*	73	990
Pain Therapeutics, Inc.*	232	974
Skilled Healthcare Group, Inc. — Class A*	118	969
Dyax Corp.*	377	946
Neurocrine Biosciences, Inc.*	262	930
Ensign Group, Inc.	60	928
Metabolix, Inc.*	135	921
Idera Pharmaceuticals, Inc.*	142	919
Clinical Data, Inc.*	84	907
Atrion Corp.	10	882
Palomar Medical Technologies, Inc.*	121	878
Enzo Biochem, Inc.*	218	876
Almost Family, Inc.*	45	859
Stereotaxis, Inc.*	215	858
Array Biopharma, Inc.*	322	850
CardioNet, Inc.*	30	842
Emeritus Corp.*	128	840
Depomed, Inc.*	355	838
IPC The Hospitalist Company, Inc.*	44	837
Medcath Corp.*	112	814
US Physical Therapy, Inc.*	84	813
OraSure Technologies, Inc.*	318	805
Medical Action Industries, Inc.*	97	804
Discovery Laboratories, Inc.*	649	792
Human Genome Sciences, Inc.*	926	769
TomoTherapy, Inc.*	280	742
DexCom, Inc.*	178	737
Accelrys, Inc.*	176	700
Micrus Endovascular Corp.*	115	687
Celldex Therapeutics, Inc.*	104	677

		Market
	Shares	Value

BioMimetic Therapeutics, Inc.*	93	$660
Obagi Medical Products, Inc.*	118	635
Adolor Corp.*	306	624
Exactech, Inc.*	53	609
Lexicon Genetics, Inc.*	544	593
Ariad Pharmaceuticals, Inc.*	475	565
I-Flow Corp.*	151	551
Providence Service Corp.*	80	550
Idenix Pharmaceuticals, Inc.*	174	536
Spectranetics Corp.*	211	534
BMP Sunstone Corp.*	162	523
Insulet Corp.*	125	512
TranS1, Inc.*	84	512
Hansen Medical, Inc.*	122	490
XOMA Ltd.*	903	479
NxStage Medical, Inc.*	185	477
Javelin Pharmaceuticals, Inc.*	328	472
Columbia Labs, Inc.*	323	465
Nanosphere, Inc.*	93	462
Cambrex Corp.*	200	456
Life Sciences Research, Inc.*	62	445
Molecular Insight Pharmaceuticals, Inc.*	120	427
Immunomedics, Inc.*	439	421
Acura Pharmaceuticals, Inc.*	65	417
Nighthawk Radiology Holdings, Inc.*	154	416
Cytokinetics, Inc.*	244	415
Sucampo Pharmaceuticals, Inc. — Class A*	65	398
Novavax, Inc.*	389	397
Cardiac Science Corp.*	130	391
Orexigen Therapeutics, Inc.*	145	378
National Research Corp.	15	373
Cynosure, Inc.*	61	371
Capital Senior Living Corp.*	152	371
Biodel, Inc.*	70	365
KV Pharmaceutical Co.*	220	363
Alexza Pharmaceuticals, Inc.*	163	360
Chindex International, Inc.*	69	343
Akorn, Inc.*	393	338
MiddleBrook Pharmaceuticals, Inc.*	244	332
Targacept, Inc.*	118	316
Caliper Life Sciences, Inc.*	319	316
Opko Health, Inc.*	318	312
Virtual Radiologic Corp.*	44	308
Alphatec Holdings, Inc.*	170	301
Caraco Pharm Labs, Inc.*	84	296
Amicus Therapeutics, Inc.*	30	274
Cytori Therapeutics, Inc.*	152	261

 12

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Synta Pharmaceuticals Corp.*	113	$242
Five Star Quality Care, Inc.*	222	231
Acadia Pharmaceuticals, Inc.*	216	205
Sunrise Senior Living, Inc.*	301	205
BioForm Medical, Inc.*	151	184
RadNet, Inc.*	137	170
Cell Genesys, Inc.*	585	170
Vision-Sciences, Inc.*	115	147
Rexahn Pharmaceuticals, Inc.*	202	141
Protalix BioTherapeutics, Inc.*	70	140
MAP Pharmaceuticals, Inc.*	52	109
Marshall Edwards, Inc.*	137	55
Jazz Pharmaceuticals, Inc.*	50	44

Total Health Care		674,796

INDUSTRIALS 11.8%
Watson Wyatt & Company Holdings	287	14,169
Waste Connections, Inc.*	539	13,852
Wabtec Corp.	332	8,758
Clarcor, Inc.	345	8,691
Curtiss-Wright Corp.	305	8,555
Granite Construction, Inc.	218	8,171
Tetra Tech, Inc.*	398	8,111
EMCOR Group, Inc.*	459	7,881
TransDigm Group, Inc.*	221	7,258
ESCO Technologies, Inc.*	182	7,043
Regal-Beloit Corp.	219	6,710
Moog, Inc. — Class A*	292	6,678
Nordson Corp.	233	6,624
Teledyne Technologies, Inc.*	243	6,483
Clean Harbors, Inc.*	132	6,336
Kaydon Corp.	226	6,177
Acuity Brands, Inc.	269	6,063
Brady Corp. — Class A	342	6,029
Huron Consulting Group, Inc.*	142	6,025
Knight Transportation, Inc.	390	5,912
Heartland Express, Inc.	384	5,687
Briggs & Stratton Corp.	343	5,659
Watsco, Inc.	164	5,581
Mueller Industries, Inc.	247	5,357
Otter Tail Power Co.	239	5,270
ABM Industries, Inc.	304	4,986
GrafTech International Ltd.*	807	4,971
SkyWest, Inc.	399	4,964
Applied Industrial Technologies, Inc.	294	4,960

		Market
	Shares	Value

American Superconductor Corp.*	282	$4,881
Rollins, Inc.	279	4,785
Orbital Sciences Corp.*	400	4,756
Resources Connection, Inc.*	313	4,720
Geo Group, Inc.*	354	4,690
Baldor Electric Co.	314	4,550
Woodward Governor Co.	402	4,494
Simpson Manufacturing Company, Inc.	247	4,451
Old Dominion Freight Line, Inc.*	189	4,440
Genesee & Wyoming, Inc. — Class A*	208	4,420
United Stationers, Inc.*	157	4,409
Werner Enterprises, Inc.	291	4,400
Healthcare Services Group	292	4,371
Navigant Consulting, Inc.*	332	4,339
Hexcel Corp.*	656	4,310
HUB Group, Inc. — Class A*	252	4,284
JetBlue Airways Corp.*	1,170	4,270
Mine Safety Appliances Co.	213	4,264
Perini Corp.*	343	4,219
Triumph Group, Inc.	110	4,202
Alaska Air Group, Inc.*	239	4,199
Energy Conversion Devices, Inc.*	313	4,154
Herman Miller, Inc.	384	4,093
Esterline Technologies Corp.*	200	4,038
Actuant Corp. — Class A	384	3,967
Beacon Roofing Supply, Inc.*	296	3,963
Allegiant Travel Co.*	87	3,955
Watts Industries, Inc. — Class A	202	3,951
CoStar Group, Inc.*	130	3,932
Belden, Inc.	309	3,866
Middleby Corp.*	119	3,859
MPS Group, Inc.*	645	3,838
UAL Corp.*	854	3,826
Heico Corp.	152	3,694
SYKES Enterprises, Inc.*	216	3,592
AirTran Holdings, Inc.*	787	3,581
Mastec, Inc.*	289	3,494
Barnes Group, Inc.	323	3,453
A.O. Smith Corp.	137	3,450
Deluxe Corp.	355	3,419
Ameron International Corp.	64	3,370
Franklin Electric Company, Inc.	152	3,364
American Science & Engineering, Inc.	60	3,348
Ceradyne, Inc.*	183	3,318

 13

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

AAR Corp.*	261	$3,273
Forward Air Corp.	200	3,246
HNI Corp.	302	3,141
Administaff, Inc.	148	3,127
Astec Industries, Inc.*	116	3,043
Insituform Technologies, Inc. — Class A*	191	2,987
Arkansas Best Corp.	153	2,910
II-VI, Inc.*	169	2,903
Badger Meter, Inc.	100	2,889
Robbins & Myers, Inc.	188	2,852
Universal Forest Products, Inc.	106	2,821
Comfort Systems USA, Inc.	272	2,821
Cubic Corp.	111	2,812
Korn/Ferry International, Inc.*	308	2,790
Griffon Corp.*	360	2,700
Tredegar Corp.	162	2,645
Mobile Mini, Inc.*	227	2,615
Axsys Technologies, Inc.*	62	2,606
Mueller Water Products, Inc. - Class A	786	2,594
Encore Wire Corp.	121	2,593
Circor International, Inc.	115	2,590
G & K Services, Inc. — Class A	132	2,496
TrueBlue, Inc.*	301	2,483
Mcgrath Rentcorp	156	2,459
EnPro Industries, Inc.*	139	2,377
EnerSys*	194	2,351
Exponent, Inc.*	92	2,330
Raven Industries, Inc.	112	2,327
DynCorp International, Inc. - Class A*	174	2,319
GeoEye, Inc.*	117	2,311
School Specialty, Inc.*	131	2,304
RBC Bearings, Inc.*	147	2,246
Force Protection, Inc.*	459	2,203
Apogee Enterprises, Inc.	198	2,174
Lindsay Manufacturing Co.	80	2,160
Layne Christensen Co.*	133	2,137
CBIZ, Inc.*	303	2,112
Kaman Corp. — Class A	168	2,107
Heidrick & Struggles International, Inc.	118	2,093
Evergreen Solar, Inc.*	975	2,077
Rush Enterprises, Inc. — Class A*	231	2,061
AZZ, Inc.*	77	2,032
Orion Marine Group, Inc.*	153	2,004
Knoll, Inc.	326	1,998

		Market
	Shares	Value

Taser International, Inc.*	424	$1,984
Gorman-Rupp Co.	100	1,980
Viad Corp.	139	1,963
Marten Transport Ltd.*	105	1,961
US Airways Group, Inc.*	772	1,953
Genco Shipping & Trading Ltd.	157	1,937
EnergySolutions, Inc.	220	1,903
Applied Signal Technology, Inc.	94	1,902
Amerco, Inc.*	56	1,878
Quanex Building Products Corp.	247	1,877
Interline Brands, Inc.*	222	1,871
Northwest Pipe Co.*	65	1,851
Advisory Board Co.*	111	1,840
Albany International Corp. — Class A	201	1,819
YRC Worldwide, Inc.*	393	1,765
Argon ST, Inc.*	90	1,707
Federal Signal Corp.	322	1,697
Powell Industries, Inc.*	48	1,695
RSC Holdings, Inc.*	317	1,667
AAON, Inc.	92	1,667
LB Foster Co. — Class A*	67	1,664
ATC Technology Corp.*	145	1,624
Atlas Air Worldwide Holdings Company, Inc.*	93	1,614
Dycom Industries, Inc.*	274	1,586
Republic Airways Holdings, Inc.*	239	1,549
K-Tron International, Inc.*	25	1,517
Kforce, Inc.*	214	1,504
Aircastle Ltd.	323	1,502
Ennis Inc.	168	1,488
American Ecology Corp.	106	1,478
Chart Industries, Inc.*	187	1,474
Freightcar America, Inc.	84	1,473
Aerovironment, Inc.*	70	1,463
Sterling Construction Company, Inc.*	82	1,463
Kimball International, Inc. — Class B	222	1,456
Stanley, Inc.*	56	1,422
Kelly Services, Inc. — Class A	176	1,417
Michael Baker Corp.*	54	1,404
GT Solar International, Inc.*	210	1,394
Fuel Tech, Inc.*	133	1,391
Ener1, Inc.*	268	1,386
Team, Inc.*	117	1,371
Eagle Bulk Shipping Inc.	321	1,364

 14

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

CRA International, Inc.*	69	$1,303
American Woodmark Corp.	72	1,264
Cornell Companies, Inc.*	76	1,244
NACCO Industries, Inc. — Class A	45	1,223
Blount International, Inc.*	258	1,192
Sun Hydraulics Corp.	81	1,183
Odyssey Marine Exploration, Inc.*	346	1,173
Titan International, Inc.	226	1,137
Herley Industries, Inc.*	95	1,136
Courier Corp.	74	1,123
Duff & Phelps Corp. — Class A*	71	1,118
FuelCell Energy, Inc.*	464	1,114
Columbus McKinnon Corp. — Class A*	126	1,099
Interface, Inc. — Class A	365	1,091
EnerNOC, Inc.*	75	1,091
Cenveo, Inc.*	333	1,082
Hawaiian Holdings, Inc.*	287	1,071
Pike Electric Corp.*	115	1,064
Cascade Corp.	60	1,058
Ducommun, Inc.	72	1,047
Saia, Inc.*	86	1,028
Kadant, Inc.*	89	1,025
Aceto Corp.	172	1,025
Colfax Corp.*	148	1,017
Tennant Co.	106	993
First Advantage Corp. — Class A*	72	992
ICF International, Inc.*	42	965
M&F Worldwide Corp.*	80	937
Patriot Transportation Holding, Inc.*	15	935
VSE Corp.	35	935
Houston Wire & Cable Co.	117	907
Standard Parking Corp.*	55	902
Innerworkings, Inc.*	209	892
American Reprographics Co.*	249	881
Ampco-Pittsburgh Corp.	65	862
Dynamic Materials Corp.	94	861
Gibraltar Industries, Inc.	182	859
Multi-Color Corp.	70	856
Capstone Turbine Corp.*	1,181	850
Consolidated Graphics, Inc.*	66	840
Gencorp, Inc.*	393	833
Celadon Group, Inc.*	149	827
Great Lakes Dredge & Dock Corp. Co.	274	825
Insteel Industries, Inc.	117	814
Dynamex, Inc.*	62	811

		Market
	Shares	Value

Trex Company, Inc.*	105	$801
Met-Pro Corp.	98	799
Pacer International, Inc.	227	795
International Shipholding Corp.	40	787
3D Systems Corp.*	119	784
Energy Recovery, Inc.*	103	783
Ladish Co., Inc.*	107	777
Valence Technology, Inc.*	364	775
Furmanite Corp.*	249	774
TAL International Group, Inc.	105	769
American Commercial Lines, Inc.*	241	764
Standex International Corp.	82	754
Preformed Line Products Co.	20	753
CDI Corp.	77	748
China Fire & Security Group, Inc.*	93	731
H&E Equipment Services, Inc.*	111	727
PMFG, Inc.*	92	725
Spherion Corp.*	348	724
Ultralife Batteries, Inc.*	90	696
Altra Holdings, Inc.*	179	695
Waste Services Inc.*	159	681
LSI Industries, Inc.	130	672
LaBarge, Inc.*	80	670
Vicor Corp.	135	660
On Assignment, Inc.*	242	656
Graham Corp.	72	646
Advanced Battery Technologies, Inc.*	301	644
Schawk, Inc.	105	634
Universal Truckload Services, Inc.	44	631
Horizon Lines, Inc. — Class A	202	612
Microvision, Inc.*	461	595
Bowne & Company, Inc.	178	571
DXP Enterprises, Inc.*	52	537
TBS International Ltd. — Class A*	72	529
Volt Information Sciences, Inc.*	76	505
Titan Machinery, Inc.*	55	494
Tecumseh Products Company — Class A*	109	493
Plug Power, Inc.*	565	492
American Railcar Industries, Inc.	64	488
Hill International, Inc.*	158	480
Fushi Copperweld, Inc.*	100	480

 15

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Hurco Companies, Inc.*	44	$468
LMI Aerospace, Inc.*	64	463
Standard Register Co.	100	458
Integrated Electrical Services, Inc.*	50	456
Power-One, Inc.*	514	452
LECG Corp.*	175	445
Ultrapetrol Bahamas Ltd.*	164	443
Flanders Corp.*	109	440
Twin Disc, Inc.	62	429
Polypore International, Inc.*	106	426
Lawson Products, Inc.	35	426
Alamo Group, Inc.	39	416
Flow International Corp.*	255	413
Textainer Group Holdings Ltd.	61	412
Omega Flex, Inc.	25	403
Greenbrier Companies, Inc.	110	403
PowerSecure International, Inc.*	115	393
China BAK Battery, Inc.*	220	376
ACCO Brands Corp.*	374	367
Harbin Electric, Inc.*	55	338
Lydall, Inc.*	108	321
Beacon Power Corp.*	664	312
ICT Group, Inc.*	56	312
Key Technology, Inc.*	35	308
PRG-Schultz International, Inc.*	104	295
NCI Building Systems, Inc.*	129	286
Metalico, Inc.*	158	269
Wabash National Corp.	212	261
United Capital Corp.*	15	259
Casella Waste Systems, Inc. — Class A*	149	255
Amrep Corp. PLC*	15	236
Orion Energy Systems Inc.*	53	234
COMSYS IT Partners, Inc.*	105	232
Ascent Solar Technologies, Inc.*	55	223
Builders FirstSource, Inc.*	106	214
Park-Ohio Holdings Corp.*	65	212
Sauer, Inc.	81	198
Thermadyne Holdings Corp.*	91	193
Hudson Highland Group, Inc.*	170	189
Trimas Corp.*	101	177
Dollar Thrifty Automotive Group, Inc.*	152	176
Akeena Solar, Inc.*	142	159
CAI International, Inc.*	55	156
NN, Inc.	114	144

		Market
	Shares	Value

Protection One, Inc.*	45	$144
China Architectural Engineering, Inc.*	132	129
Coleman Cable Inc.*	54	115
Xerium Technologies, Inc.*	142	95
Medis Technologies Ltd.*	212	93
Commercial Vehicle Group, Inc.*	147	81

Total Industrials		651,501

CONSUMER DISCRETIONARY 9.5%
Wendy’s/Arby’s Group, Inc. — Class A	2,683	13,496
Aeropostale, Inc.*	455	12,085
Netflix, Inc.*	274	11,760
Corinthian Colleges, Inc.*	585	11,378
Jack in the Box, Inc.*	396	9,223
Marvel Entertainment, Inc.*	328	8,708
Rent-A-Center, Inc.*	446	8,639
Aaron Rents, Inc.	315	8,398
Tractor Supply Co.*	230	8,294
The Warnaco Group, Inc.*	313	7,512
Carter’s, Inc.*	384	7,223
Tupperware Brands Corp.	421	7,153
Bally Technologies, Inc.*	375	6,908
Chico’s FAS, Inc.*	1,191	6,396
WMS Industries, Inc.*	300	6,273
Interactive Data Corp.	252	6,265
Coinstar, Inc.*	190	6,224
Matthews International Corp. — Class A	210	6,050
Capella Education Co.*	105	5,565
Men’s Wearhouse, Inc.	351	5,314
Wolverine World Wide, Inc.	340	5,297
Buckle, Inc.	162	5,173
Fossil, Inc.*	314	4,930
Ryland Group, Inc.	295	4,915
Bob Evans Farms, Inc.	213	4,775
Deckers Outdoor Corp.*	90	4,774
Polaris Industries, Inc.	216	4,631
Cheesecake Factory, Inc.*	404	4,626
Cracker Barrel Old Country Store, Inc.	152	4,353
Pool Corp.	318	4,261
Buffalo Wild Wings, Inc.*	116	4,243
Regis Corp.	292	4,219
Collective Brands, Inc.*	431	4,198
Sonic Corp.*	412	4,128
Sotheby’s	458	4,122
Vail Resorts, Inc.*	201	4,106
Gymboree Corp.*	192	4,099

 16

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

J. Crew Group, Inc.*	295	$3,888
Timberland Co. — Class A*	325	3,881
Tempur-Pedic International, Inc.	515	3,760
Sally Beauty Holdings, Inc.*	645	3,664
Dress Barn, Inc.*	298	3,662
Hibbett Sports Inc.*	190	3,652
National CineMedia, Inc.	277	3,651
CEC Entertainment, Inc.*	141	3,649
P.F. Chang’s China Bistro, Inc.*	158	3,615
Children’s Place Retail Stores, Inc.*	164	3,590
Under Armour, Inc.*	216	3,549
Jos. A. Bank Clothiers, Inc.*	125	3,476
Cato Corp. — Class A	189	3,455
Papa John’s International, Inc.*	151	3,453
Iconix Brand Group, Inc.*	388	3,434
HOT Topic, Inc.*	304	3,402
Callaway Golf Co.	454	3,260
Texas Roadhouse, Inc.*	333	3,174
Fred’s, Inc.	272	3,068
Life Time Fitness, Inc.*	243	3,052
NutriSystem, Inc.	209	2,982
99 Cents Only Stores*	322	2,975
CKE Restaurants, Inc.	351	2,948
American Public Education, Inc.*	69	2,902
Monro Muffler Brake, Inc.	106	2,897
Pinnacle Entertainment, Inc.*	409	2,879
Unifirst Corp.	100	2,784
Helen of Troy Ltd.*	200	2,750
Arbitron, Inc.	183	2,747
Jo-Ann Stores, Inc.*	168	2,745
Blue Nile, Inc.*	89	2,683
Steiner Leisure Ltd.*	109	2,661
Stage Stores, Inc.	260	2,621
PetMed Express, Inc.*	159	2,620
Cabela’s, Inc. — Class A*	275	2,505
Genesco, Inc.*	133	2,504
Scholastic Corp.	162	2,441
Meritage Homes Corp.*	208	2,375
Jakks Pacific, Inc.*	192	2,371
Gaylord Entertainment Co.*	284	2,366
Columbia Sportswear Co.	77	2,304
Citi Trends, Inc.*	100	2,289
Group 1 Automotive, Inc.	162	2,263
Steven Madden, Ltd.*	120	2,254
Dillard’s, Inc. — Class A	392	2,234
The Wet Seal, Inc. — Class A*	624	2,097

		Market
	Shares	Value

Ameristar Casinos, Inc.	166	$2,088
Brunswick Corp.	591	2,039
Finish Line, Inc. — Class A	292	1,933
Superior Industries International, Inc.	162	1,920
Cinemark Holdings, Inc.	202	1,897
Peet’s Coffee & Tea, Inc.*	87	1,881
Ethan Allen Interiors, Inc.	167	1,880
Stewart Enterprises, Inc. — Class A	573	1,857
National Presto Industries, Inc.	30	1,830
California Pizza Kitchen, Inc.*	139	1,818
Red Robin Gourmet Burgers, Inc.*	103	1,816
Universal Technical Institute, Inc.*	151	1,812
Domino’s Pizza, Inc.*	270	1,769
Universal Electronics, Inc.*	97	1,756
BJ’s Restaurants, Inc.*	124	1,725
Bebe Stores, Inc.	256	1,708
Churchill Downs, Inc.	56	1,683
World Wrestling Entertainment, Inc.	145	1,673
Cooper Tire & Rubber Co.	398	1,608
American Greetings Corp. — Class A	315	1,594
K-Swiss, Inc. — Class A	185	1,580
Exide Technologies*	515	1,545
Smith & Wesson Holding Corp.*	254	1,529
CKX, Inc.*	362	1,484
Raser Technologies, Inc.*	352	1,475
DineEquity, Inc.	124	1,471
Skechers U.S.A., Inc. — Class A*	218	1,454
Steak n Shake Co.*	192	1,453
Pre-Paid Legal Services, Inc.*	50	1,452
True Religion Apparel, Inc.*	122	1,441
Maidenform Brands, Inc.*	152	1,392
Live Nation, Inc.*	514	1,372
Weyco Group, Inc.	52	1,348
Harte-Hanks, Inc.	250	1,338
Dolan Media Co.*	169	1,330
Zumiez, Inc.*	134	1,300
PEP Boys-Manny Moe & Jack	289	1,275
Haverty Furniture Companies, Inc.	117	1,232
Marcus Corp.	143	1,216
Volcom, Inc.*	125	1,213

 17

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Shutterfly, Inc.*	128	$1,199
hhgregg, Inc.*	82	1,160
Grand Canyon Education, Inc.*	67	1,156
Charlotte Russe Holding, Inc.*	138	1,125
Speedway Motorsports, Inc.	94	1,111
Drew Industries, Inc.*	128	1,111
Lululemon Athletica, Inc.*	128	1,108
Brown Shoe Company, Inc.	295	1,106
Mediacom Communications Corp.*	274	1,104
Ambassadors Group, Inc.	135	1,096
Quiksilver, Inc.*	856	1,096
Charming Shoppes, Inc.*	774	1,084
FGX International Holdings Ltd.*	93	1,081
Denny’s Corp.*	641	1,070
Winnebago Industries, Inc.	197	1,046
Cavco Industries, Inc.*	44	1,038
Fuel Systems Solutions, Inc.*	77	1,038
Shuffle Master, Inc.*	359	1,030
Ruby Tuesday, Inc.*	351	1,025
Core-Mark Holding Company, Inc.*	56	1,020
America’s Car Mart, Inc.*	75	1,019
Blyth, Inc.	39	1,019
Jackson Hewitt Tax Service, Inc.	190	992
Coldwater Creek, Inc.*	392	984
Christopher & Banks Corp.	237	969
Asbury Automotive Group, Inc.	222	957
RCN Corp.*	255	944
iRobot Corp.*	123	935
Conn’s, Inc.*	66	927
Ulta Salon Cosmetics & Fragrance, Inc.*	136	900
Overstock.com, Inc.*	98	897
Spartan Motors, Inc.	223	896
Skyline Corp.	47	893
Systemax, Inc.*	69	891
Blockbuster, Inc. — Class A*	1,202	865
Big 5 Sporting Goods Corp.	147	863
DSW, Inc.*	92	855
CSS Industries, Inc.	50	850
Stamps.com, Inc.*	87	844
Movado Group, Inc.	106	799
Cherokee, Inc.	51	796
AFC Enterprises, Inc.*	174	785
Knology, Inc.*	190	783
Midas, Inc.*	95	752

		Market
	Shares	Value

Luby’s, Inc.*	153	$751
Pacific Sunwear of California, Inc.*	442	734
Lumber Liquidators, Inc.*	56	714
American Apparel, Inc.*	234	683
drugstore.com, Inc.*	574	672
CROCS, Inc.*	564	671
Outdoor Channel Holdings, Inc.*	97	662
Dorman Products, Inc.*	70	653
Oxford Industries, Inc.	105	648
Build-A-Bear Workshop, Inc.*	106	643
M/I Homes, Inc.	92	643
Lincoln Educational Services Corp.*	35	641
Cox Radio Inc. — Class A*	156	640
Steinway Musical Instruments, Inc.*	53	634
RC2 Corp.*	119	627
K12 Inc.*	45	626
Shoe Carnival, Inc.*	60	621
Talbots, Inc.	172	604
Krispy Kreme Doughnuts, Inc.*	377	603
Isle of Capri Casinos, Inc.*	114	603
Standard-Pacific Corp.*	683	601
Rex Stores Corp.*	54	579
New York & Company, Inc.*	162	575
Amerigon, Inc.*	152	562
Modine Manufacturing Co.	219	548
Hooker Furniture Corp.	64	540
Morgans Hotel Group Co.*	172	535
Tenneco, Inc.*	323	526
Valassis Communications, Inc.*	332	521
Learning Tree International, Inc.*	60	508
Fisher Communications, Inc.	52	508
Stein Mart, Inc.*	171	494
Hovnanian Enterprises, Inc. — Class A*	308	480
G-III Apparel Group Ltd.*	87	480
Quantum Fuel Systems Technologies Worldwide, Inc.*	565	452
Sealy Corp.*	300	447
La-Z-Boy, Inc.	355	444
Zale Corp.*	222	433
Audiovox Corp. — Class A*	125	429
Great Wolf Resorts, Inc.*	182	424
Global Sources Ltd.*	109	423

 18

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Martha Stewart Omnimedia, Inc.*	168	$418
Monarch Casino & Resort, Inc.*	81	418
Landry’s Restaurants, Inc.*	80	418
Primedia, Inc.	167	412
American Axle & Manufacturing Holdings, Inc.	312	412
Furniture Brands International, Inc.	279	410
Value Line, Inc.	15	410
Gaiam, Inc.*	125	410
Kenneth Cole Productions, Inc. — Class A	64	409
Princeton Review, Inc.*	92	400
ArvinMeritor, Inc.	504	398
1-800-FLOWERS.com, Inc.*	181	375
O’Charleys, Inc.	123	370
Tween Brands, Inc.*	173	370
Belo Corp. — Class A	597	364
Town Sports International Holdings, Inc.*	118	353
Wonder Auto Technology, Inc.*	96	344
Sinclair Broadcast Group, Inc. — Class A	333	343
Pier 1 Imports, Inc.*	596	334
Orbitz Worldwide, Inc.*	252	325
Lear Corp.*	426	320
Fuqi International, Inc.*	66	310
Dana Holding Corp.*	674	310
Retail Ventures, Inc.*	200	304
Leapfrog Enterprises, Inc.*	220	304
Marine Products Corp.	71	301
Media General, Inc.	150	288
Sonic Automotive, Inc.	177	283
Perry Ellis International, Inc.*	80	277
Dover Downs Gaming & Entertainment, Inc.	90	276
Beazer Homes USA, Inc.*	270	273
Playboy Enterprises, Inc. — Class B*	137	270
Syms Corp.*	43	263
Borders Group, Inc.*	410	258
Champion Enterprises, Inc.*	534	256
Tuesday Morning Corp.*	196	249
Global Traffic Network, Inc.*	82	248
Cache, Inc.*	79	228
Lodgian, Inc.*	107	225
MarineMax, Inc.*	114	223

		Market
	Shares	Value

Journal Communications, Inc. — Class A	294	$221
Brookfield Homes Corp.	62	214
Rick’s Cabaret International, Inc.*	47	213
Stoneridge, Inc.*	101	213
Einstein Noah Restaurant Group, Inc.*	35	204
Unifi, Inc.*	312	200
Lin TV Corp. — Class A*	176	197
McClatchy Company — Class A	392	192
Dover Motorsports, Inc.	102	189
Entercom Communications Corp.	169	186
Cumulus Media, Inc. — Class A*	181	183
Palm Harbor Homes, Inc.*	75	167
Ruth’s Chris Steak House*	138	167
Bluegreen Corp.*	95	165
Bidz.com, Inc.*	41	165
Russ Berrie & Company, Inc.*	112	148
RHI Entertainment*	90	137
Crown Media Holdings, Inc. — Class A*	67	137
AH Belo Corp. — Class A	137	134
Six Flags, Inc.*	492	133
Hayes Lemmerz International, Inc.*	677	125
Casual Male Retail Group, Inc.*	252	123
Entravision Communications Corp. — Class A*	379	99
Libbey, Inc.	105	97
Nautilus, Inc.*	149	94
Gray Television, Inc.	289	92
Lee Enterprises, Inc.	304	85
Riviera Holdings Corp.*	75	77
Charter Communications, Inc. — Class A*	2,764	57
Aristotle Corp.*	10	35

Total Consumer Discretionary		525,842

UTILITIES 3.5%
ITC Holdings Corp.	327	14,264
Piedmont Natural Gas Co.	504	13,049
Westar Energy, Inc.	711	12,464
WGL Holdings, Inc.	332	10,890

 19

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Nicor, Inc.	311	$10,335
New Jersey Resources Corp.	281	9,548
Cleco Corp.	406	8,806
Northwest Natural Gas Co.	179	7,772
Portland General Electric Co.	419	7,370
IDACORP, Inc.	309	7,218
South Jersey Industries, Inc.	204	7,140
Unisource Energy Corp.	226	6,371
Southwest Gas Corp.	294	6,195
Laclede Group, Inc.	147	5,730
California Water Service Group	134	5,609
NorthWestern Corp.	243	5,220
CH Energy Group, Inc.	111	5,206
Allete, Inc.	192	5,124
Avista Corp.	357	4,919
PNM Resources, Inc.	579	4,783
Black Hills Corp.	262	4,687
Mge Energy, Inc.	147	4,611
El Paso Electric Co.*	301	4,241
American States Water Co.	116	4,213
UIL Holding Corp.	166	3,705
Empire District Electric Co.	228	3,292
Ormat Technologies, Inc.	116	3,185
SJW Corp.	90	2,289
Central Vermont Public Service Corp.	82	1,419
Chesapeake Utilities Corp.	46	1,402
Middlesex Water Co.	89	1,282
Consolidated Water Company, Inc.	105	1,139
Connecticut Water Service, Inc.	56	1,136
Southwest Water Co.	170	731
Cadiz, Inc.*	80	638
US Geothermal, Inc.*	416	295
Synthesis Energy Systems, Inc.*	168	111

Total Utilities		196,389

ENERGY 3.2%
EXCO Resources, Inc.*	1,010	10,100
Concho Resources, Inc.*	375	9,596
Comstock Resources, Inc.*	307	9,149
Nordic American Tanker Shipping	260	7,618
Arena Resources, Inc.*	265	6,752
Dril-Quip, Inc.*	213	6,539
World Fuel Services Corp.	191	6,041
Bill Barrett Corp.*	248	5,516
CARBO Ceramics, Inc.	140	3,982

		Market
	Shares	Value

Lufkin Industries, Inc.	105	$3,977
Gran Tierra Energy, Inc.*	1,501	3,768
GulfMark Offshore, Inc.*	153	3,651
USEC, Inc.*	749	3,595
Contango Oil & Gas Co.*	90	3,528
Bristow Group, Inc.*	157	3,365
Berry Petroleum Co. — Class A	287	3,146
Penn Virginia Corp.	282	3,096
Goodrich Petroleum Corp.*	153	2,962
NATCO Group, Inc.*	137	2,593
Willbros Group, Inc.*	256	2,483
Hornbeck Offshore Services, Inc.*	162	2,469
James River Coal Co.*	195	2,406
Western Refining, Inc.	198	2,364
General Maritime Corp.	326	2,282
Vaalco Energy, Inc.*	404	2,137
Cal Dive International, Inc.*	301	2,038
Atlas America, Inc.	231	2,021
McMoRan Exploration Co.*	409	1,922
Ship Finance International Ltd.	289	1,896
Basic Energy Services, Inc.*	284	1,838
Rosetta Resources, Inc.*	352	1,742
Knightsbridge Tankers Ltd.	116	1,688
Carrizo Oil & Gas, Inc.*	187	1,661
Newpark Resources, Inc.*	606	1,533
Swift Energy Co.*	208	1,518
BPZ Resources, Inc.*	408	1,510
Matrix Service Co.*	182	1,496
Cheniere Energy, Inc.*	333	1,419
Parker Drilling Co.*	758	1,395
International Coal Group, Inc.*	859	1,383
RPC, Inc.	204	1,353
Clayton Williams Energy, Inc.*	45	1,316
Petroleum Development Corp.*	102	1,205
Evergreen Energy Inc.*	845	1,176
Pioneer Drilling Co.*	338	1,109
DHT Maritime, Inc.	270	1,037
Complete Production Services, Inc.*	333	1,026
Clean Energy Fuels Corp.*	168	1,023
ATP Oil & Gas Corp.*	191	980
Delek US Holdings, Inc.	93	963
Alon USA Energy, Inc.	70	959
ION Geophysical Corp.*	613	956
T-3 Energy Services, Inc. — Class A*	80	942

 20

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Panhandle Oil and Gas, Inc. — Class A	55	$942
Bronco Drilling Company, Inc.*	178	936
Oilsands Quest, Inc.*	1,260	907
PHI, Inc.*	90	898
CVR Energy, Inc.*	162	897
Teekay Tankers Ltd.	90	856
Golar LNG Ltd.	239	820
ENGlobal Corp.*	177	804
FX Energy, Inc.*	272	756
Harvest Natural Resources, Inc.*	218	739
GMX Resources, Inc.*	108	702
Natural Gas Services Group, Inc.*	77	693
Stone Energy Corp.*	208	693
Petroquest Energy, Inc.*	286	686
Dawson Geophysical Co.*	50	675
Endeavour International Corp.*	769	669
Gulf Island Fabrication, Inc.	80	641
Rentech, Inc.*	1,117	614
Brigham Exploration Co.*	314	597
Superior Well Services, Inc.*	110	564
Delta Petroleum Corp.*	423	508
PrimeEnergy Corp.*	10	499
Northern Oil And Gas, Inc.*	137	493
Venoco, Inc.*	143	469
Westmoreland Coal Co.*	63	452
Crosstex Energy, Inc.	272	446
Gulfport Energy Corp.*	184	427
Sulphco, Inc.*	388	415
Bolt Technology Corp.*	56	398
Approach Resources, Inc.*	63	391
Warren Resources, Inc.*	394	378
Allis-Chalmers Energy, Inc.*	193	373
Union Drilling, Inc.*	97	369
Parallel Petroleum Corp.*	279	357
OYO Geospace Corp.*	27	353
Double Eagle Petroleum Co.*	65	336
APCO Argentina, Inc.	30	331
Rex Energy Corp.*	112	321
Energy XXI Bermuda Ltd.	816	306
Georesources, Inc.*	43	289
Toreador Resources Corp.	115	289
Abraxas Petroleum Corp.*	279	287
National Coal Corp.*	189	257
Mitcham Industries, Inc.*	66	251
Gasco Energy, Inc.*	632	246
RAM Energy Resources, Inc.*	323	236

		Market
	Shares	Value

Houston American Energy Corp.	104	$193
American Oil & Gas, Inc.*	248	191
GeoGlobal Resources, Inc.*	263	189
Trico Marine Services, Inc.*	87	183
Tri-Valley Corp.*	152	173
Uranium Resources, Inc.*	333	157
BMB Munai, Inc.*	269	156
Callon Petroleum Co.*	137	149
Cano Petroleum, Inc.*	325	140
Geokinetics, Inc.*	35	114
Meridian Resource Corp.*	535	112
Pacific Ethanol, Inc.*	300	99
TXCO Resources, Inc.*	239	98
GeoMet, Inc.*	117	68
Quest Resource Corp.*	193	60
GreenHunter Energy, Inc.*	30	57

Total Energy		178,925

CONSUMER STAPLES 3.2%
Ralcorp Holdings, Inc.*	384	20,690
Flowers Foods, Inc.	522	12,257
Casey’s General Stores, Inc.	344	9,171
Chattem, Inc.*	125	7,006
Ruddick Corp.	277	6,219
TreeHouse Foods, Inc.*	210	6,046
Lancaster Colony Corp.	143	5,932
Green Mountain Coffee Roasters, Inc.*	118	5,664
United Natural Foods, Inc.*	294	5,577
Sanderson Farms, Inc.	136	5,107
Universal Corp.	169	5,056
Fresh Del Monte Produce, Inc.*	281	4,614
Lance, Inc.	184	3,831
Hain Celestial Group, Inc.*	269	3,831
Tootsie Roll Industries, Inc.	174	3,774
J&J Snack Foods Corp.	105	3,632
Winn-Dixie Stores, Inc.*	375	3,585
Nu Skin Enterprises, Inc.	337	3,535
Central Garden and Pet Co. - Class A*	438	3,294
Diamond Foods, Inc.	112	3,128
Vector Group Ltd.	216	2,806
WD-40 Co.	112	2,704
Pantry, Inc.*	149	2,624
Nash Finch Co.	91	2,556
Smart Balance, Inc.*	420	2,537
Alliance One International, Inc.*	603	2,315
Spartan Stores, Inc.	147	2,265

 21

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Weis Markets, Inc.	69	$2,142
Cal-Maine Foods, Inc.	92	2,060
Darling International, Inc.*	546	2,026
Star Scientific, Inc.*	455	1,947
Chiquita Brands International, Inc.*	292	1,936
Pricesmart, Inc.	100	1,801
Andersons, Inc.	118	1,669
Coca-Cola Bottling Company Consolidated	32	1,666
American Oriental Bioengineering, Inc.*	421	1,625
Ingles Markets, Inc. — Class A	94	1,403
Great Atlantic & Pacific Tea Company, Inc*	237	1,258
Prestige Brands Holdings, Inc. — Class A*	229	1,186
Arden Group, Inc.	10	1,168
Boston Beer Company, Inc. — Class A*	56	1,168
Village Super Market	36	1,122
Zhongpin, Inc.*	117	1,039
Elizabeth Arden, Inc.*	169	985
American Dairy, Inc.*	55	930
Calavo Growers, Inc.	73	877
USANA Health Sciences, Inc.*	39	872
Farmer Brothers Co.	47	837
B&G Foods, Inc.	138	718
Susser Holdings Corp.*	53	712
Griffin Land & Nurseries, Inc.	20	661
National Beverage Corp.*	70	642
China Sky One Medical, Inc.*	53	609
Imperial Sugar Company, Inc.	84	604
Synutra International, Inc.*	73	599
Inter Parfums, Inc.	96	560
Alico, Inc.	20	480
HQ Sustainable Maritime Industries, Inc.*	48	367
Mannatech, Inc.	110	366
Omega Protein Corp.*	123	325
AgFeed Industries, Inc.*	133	301
Schiff Nutrition International, Inc.*	64	288
Lifeway Foods, Inc.*	35	273
Reddy Ice Holdings, Inc.	123	181

Total Consumer Staples		177,159

		Market
	Shares	Value

MATERIALS 2.9%
Compass Minerals International, Inc.	223	$12,571
Royal Gold, Inc.	203	9,492
Silgan Holdings, Inc.	166	8,722
Sensient Technologies Corp.	334	7,849
Olin Corp.	514	7,335
Rock-Tenn Co. — Class A	263	7,114
Calgon Carbon Corp.*	371	5,257
Minerals Technologies, Inc.	133	4,263
H.B. Fuller Co.	326	4,238
Texas Industries, Inc.	162	4,050
OM Group, Inc.*	208	4,019
NewMarket Corp.	90	3,987
Worthington Industries, Inc.	444	3,867
Coeur d’Alene Mines Corp.*	3,738	3,514
Arch Chemicals, Inc.	166	3,147
Balchem Corp.	125	3,141
W.R. Grace & Co.*	495	3,128
Deltic Timber Corp.	72	2,838
Kaiser Aluminum Corp.	110	2,543
Amcol International Corp.	166	2,463
A. Schulman, Inc.	179	2,425
Hecla Mining Co.*	1,149	2,298
Rockwood Holdings, Inc.*	282	2,239
Schweitzer-Mauduit International, Inc.	113	2,086
Koppers Holdings, Inc.	143	2,076
Brush Engineered Materials, Inc.*	143	1,983
Westlake Chemical Corp.	133	1,946
Glatfelter	309	1,928
RTI International Metals, Inc.*	162	1,895
Allied Nevada Gold Corp.*	303	1,773
American Vanguard Corp.	129	1,664
Wausau Paper Corp.	298	1,567
Louisiana-Pacific Corp.	699	1,559
Haynes International, Inc.*	84	1,497
Zep, Inc.	145	1,483
PolyOne Corp.*	635	1,467
Horsehead Holding Corp.*	241	1,326
Zoltek Companies, Inc.*	192	1,308
Stepan Co.	45	1,229
Solutia, Inc.*	644	1,204
Myers Industries, Inc.	194	1,191
LSB Industries, Inc.*	117	1,157
GenTek, Inc.*	60	1,049
Stillwater Mining Co.*	271	1,003
A.M. Castle & Co.	110	981
Olympic Steel, Inc.	64	971
Landec Corp.*	162	902

 22

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Headwaters, Inc.*	279	$876
Graphic Packaging Holding Co.*	984	856
Innophos Holdings, Inc.	74	835
Clearwater Paper Corp.*	82	658
ShengdaTech, Inc.*	203	629
Innospec, Inc.	164	618
AEP Industries, Inc.*	39	596
Buckeye Technologies, Inc.*	274	584
Quaker Chemical Corp.	70	556
Spartech Corp.	210	517
Universal Stainless & Alloy*	53	513
U S Concrete, Inc.*	251	502
NL Industries, Inc.	47	470
General Moly, Inc.*	423	448
Ferro Corp.	304	435
United States Lime & Minerals, Inc.*	15	410
ICO, Inc.*	193	398
Bway Holding Co.*	47	371
Neenah Paper, Inc.	100	363
Penford Corp.	84	305
KapStone Paper and Packaging Corp.*	116	285
Flotek Industries, Inc.*	152	239
AbitibiBowater, Inc.*	362	199
General Steel Holdings, Inc.*	70	184
Boise, Inc.*	241	147
China Precision Steel, Inc.*	125	146
Mercer International, Inc.*	203	134
Sutor Technology Group Ltd.*	50	70
Verso Paper Corp.	93	60
China Direct, Inc.*	47	59

Total Materials		158,208

TELECOMMUNICATION SERVICES 1.0%
tw telecom Inc.*	998	8,732
Syniverse Holdings, Inc.*	353	5,563
Centennial Communications Corp.*	458	3,783
NTELOS Holdings Corp.	204	3,701
Shenandoah Telecommunications Co.	162	3,694
Premiere Global Services, Inc.*	418	3,687
Cincinnati Bell, Inc.*	1,563	3,595
Cbeyond, Inc.*	163	3,069
Iowa Telecommunications Services, Inc.	222	2,544

		Market
	Shares	Value

Cogent Communications Group, Inc.*	296	$2,131
General Communication, Inc. — Class A*	307	2,051
Alaska Communications Systems Group, Inc.	292	1,956
Consolidated Communications Holdings, Inc.	162	1,662
USA Mobility, Inc.	159	1,464
Atlantic Tele-Network, Inc.	65	1,247
Global Crossing*	176	1,232
PAETEC Holding Corp.*	838	1,207
iPCS, Inc. — Class A*	122	1,185
Fairpoint Communications, Inc.	596	465
Virgin Mobile USA, Inc. — Class A*	254	328
ICO Global Communications Holdings Ltd.*	701	245
TerreStar Corp.*	388	217
FiberTower Corp.*	816	163
IDT Corp.*	125	145
Vonage Holdings Corp.*	347	139
Ibasis, Inc.*	199	133
Globalstar, Inc.*	353	124

Total Telecommunication Services		54,462

Total Common Stocks (Cost $4,046,644)		4,281,958

RIGHTS 0.0%
FINANCIALS 0.0%
United America Indemnity Ltd.* Expires 04/06/09	163	76

Total Financials		76

Total Rights (Cost $208)		76

WARRANTS 0.0%
Krispy Kreme Doughnuts, Inc.* $12.21, 03/02/12	52	1
Total Warrants (Cost $—)		1

	Face
	Amount

REPURCHASE AGREEMENTS† 26.5%
Mizuho Financial Group, Inc. issued 03/31/09 at 0.16% due 04/01/09	$377,945	377,945
UBS Financial Services, Inc. issued 03/31/09 at 0.11% due 04/01/09	377,945	377,945
Morgan Stanley issued 03/31/09 at 0.05% due 04/01/09	377,945	377,945

 23

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

	Face	Market
	Amount	Value

Credit Suisse Group issued 03/31/09 at 0.15% due 04/01/09	$330,889	$330,889

Total Repurchase Agreements (Cost $1,464,724)		1,464,724

Total Investments 103.8%
(Cost $5,511,368)		$5,746,683

Liabilities in Excess of Other Assets – (3.8)%		$(211,809)

Net Assets – 100.0%		$5,534,874

		Unrealized
	Contracts	Gain (Loss)

Futures Contracts Purchased
June 2009 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $2,009,760)	48	$(45,849)

	Units

Equity Index Swap Agreements
Goldman Sachs International April 2009 Russell 2000 Index Swap, Terminating 04/06/09†† (Notional Market Value of Contracts $905,509)	2,142	$122,317
Credit Suisse Capital, LLC June 2009 Russell 2000 Index Swap, Terminating 06/26/09†† (Notional Market Value of Contracts $1,077,346)	2,548	(8,992)

(Total Notional Market Value of Contracts $1,982,855)		$113,325

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

 24

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 34.8%

FINANCIALS 7.2%
Aspen Insurance Holdings Ltd.	106	$2,381
Realty Income Corp.	124	2,334
Senior Housing Properties Trust	160	2,243
FirstMerit Corp.	110	2,002
Validus Holdings Ltd.	83	1,965
Platinum Underwriters Holdings Ltd.	66	1,872
First Financial Bankshares, Inc.	35	1,686
Knight Capital Group, Inc. — Class A*	114	1,680
ProAssurance Corp.*	35	1,632
NewAlliance Bancshares, Inc.	138	1,620
First Niagara Financial Group, Inc.	147	1,602
Highwoods Properties, Inc.	73	1,564
UMB Financial Corp.	36	1,530
MFA Mortgage Investments, Inc.	255	1,499
Signature Bank*	53	1,496
IPC Holdings Ltd.	54	1,460
Montpelier Re Holdings Ltd.	112	1,452
Prosperity Bancshares, Inc.	53	1,450
National Retail Properties, Inc.	90	1,426
Omega Healthcare Investors, Inc.	100	1,408
Westamerica Bancorporation	30	1,367
Stifel Financial Corp.*	31	1,343
Argo Group International Holdings Ltd.*	44	1,326
Corporate Office Properties Trust SBI	52	1,291
Tanger Factory Outlet Centers, Inc.	41	1,265
Home Properties, Inc.	41	1,257
Potlatch Corp.	53	1,229
Odyssey Re Holdings Corp.	32	1,214
RLI Corp.	24	1,205
Greenhill & Company, Inc.	16	1,182
Washington Real Estate Investment Trust	67	1,159
Tower Group, Inc.	47	1,158
Max Capital Group Ltd.	66	1,138
Redwood Trust, Inc.	73	1,121
Healthcare Realty Trust, Inc.	74	1,109
Trustmark Corp.	60	1,103

		Market
	Shares	Value

Eastgroup Properties, Inc.	39	$1,095
Zenith National Insurance Corp.	44	1,061
Susquehanna Bancshares, Inc.	113	1,054
Hancock Holding Co.	33	1,032
Glacier Bancorp, Inc.	65	1,021
PHH Corp.*	70	983
National Penn Bancshares, Inc.	115	954
Mid-America Apartment Communities, Inc.	30	925
IBERIABANK Corp.	20	919
Franklin Street Properties Corp., Inc.	73	898
United Bankshares, Inc.	51	879
Interactive Brokers Group, Inc. — Class A*	54	871
American Campus Communities, Inc.	50	868
Sovran Self Storage, Inc.	43	863
First Commonwealth
Financial Corp.	97	860
Old National Bancorp	76	849
Provident Financial Services, Inc.	78	843
Equity Lifestyle Properties, Inc.	22	838
American Physicians Capital, Inc.	20	818
Navigators Group, Inc.*	17	802
FNB Corp.	103	790
NBT Bancorp, Inc.	36	779
Investors Real Estate Trust	78	769
Capital Southwest Corp.	10	764
National Health Investors, Inc.	28	752
Portfolio Recovery Associates, Inc.*	28	752
Infinity Property & Casualty Corp.	22	746
Umpqua Holding Corp.	82	743
Selective Insurance Group, Inc.	61	742
WesBanco, Inc.	32	731
Capstead Mortgage Corp.	66	709
Pinnacle Financial Partners, Inc.*	29	688
Brookline Bancorp, Inc.	72	684
United Fire & Casualty Co.	31	681
DCT Industrial Trust, Inc.	214	678
Entertainment Properties Trust	43	678

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Sterling Bancshares, Inc.	103	$674
Piper Jaffray Companies, Inc.*	26	671
Anworth Mortgage Asset Corp.	108	662
SVB Financial Group*	33	660
thinkorswim Group, Inc.*	76	657
Financial Federal Corp.	31	657
Apollo Investment Corp.	188	654
Safety Insurance Group, Inc.	21	653
KBW, Inc.*	32	651
BioMed Realty Trust, Inc.	96	650
Delphi Financial Group, Inc. — Class A	48	646
Chemical Financial Corp.	31	645
MB Financial Corp.	47	639
First Financial Northwest, Inc.	76	634
Cash America International, Inc.	40	626
Cathay General Bancorp	60	626
Post Properties, Inc.	61	619
Bank Mutual Corp.	68	616
Employers Holdings, Inc.	64	611
Hilltop Holdings, Inc.*	53	604
Ares Capital Corp.	123	595
Extra Space Storage, Inc.	108	595
PS Business Parks, Inc.	16	590
TowneBank	36	588
Community Bank System, Inc.	35	586
S&T Bancorp, Inc.	27	573
optionsXpress Holdings, Inc.	50	568
National Western Life Insurance Co. — Class A	5	565
Park National Corp.	10	557
Ezcorp, Inc. — Class A*	48	555
TrustCo Bank Corp.	92	554
CVB Financial Corp.	83	550
Ocwen Financial Corp.*	48	549
Westwood Holdings Group, Inc.	14	547
International Bancshares Corp.	70	546
Bancfirst Corp.	15	546
Chimera Investment Corp.	159	534
LTC Properties, Inc.	30	526
Hatteras Financial Corp.	21	525
Equity One, Inc.	43	524
City Holding Co.	19	519
Tompkins Financial Corp.	12	516
First Midwest Bancorp, Inc.	60	515
Alexander’s, Inc.	3	511

		Market
	Shares	Value

Acadia Realty Trust	48	$509
Simmons First National Corp.	20	504
Inland Real Estate Corp.	68	482
Community Trust Bancorp, Inc.	18	481
Pico Holdings, Inc.*	16	481
Assured Guaranty Ltd.	71	481
Arrow Financial Corp.	20	474
First Financial Bancorp	48	457
Enstar Group*	8	451
DiamondRock Hospitality Co.	112	449
eHealth, Inc.*	28	448
Greenlight Capital Re Ltd. — Class A*	28	447
Horace Mann Educators Corp.	53	444
Wintrust Financial Corp.	36	443
Investors Bancorp, Inc.*	52	440
State Auto Financial Corp.	25	440
Ashford Hospitality Trust, Inc.	283	436
PrivateBancorp, Inc.	30	434
World Acceptance Corp.*	25	427
Banco Latinoamericano de Exportaciones SA	45	422
EMC Insurance Group, Inc.	20	421
Triko Bancshares	25	418
Provident New York Bancorp	46	393
United Financial Bancorp, Inc.	30	393
SY Bancorp, Inc.	16	389
East-West Bancorp, Inc.	85	388
SWS Group, Inc.	25	388
CNA Surety Corp.*	21	387
Westfield Financial, Inc.	44	387
PacWest Bancorp	27	387
Univest Corp. of Pennsylvania	22	385
Amerisafe, Inc.*	25	383
Forestar Real Estate Group, Inc.*	50	382
First Bancorp Puerto Rico	88	375
Washington Trust Bancorp, Inc.	23	374
FPIC Insurance Group, Inc.*	10	370
First Financial Corp.	10	369
Getty Realty Corp.	20	367
Provident Bankshares Corp.	52	367
Meadowbrook Insurance Group, Inc.	60	366
Home Bancshares, Inc.	18	359
Beneficial Mutual Bancorp, Inc.*	36	355

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

NASB Financial, Inc.	14	$349
Cousins Properties, Inc.	54	348
Danvers Bancorp, Inc.	25	345
Citizens, Inc.*	47	342
Northwest Bancorp, Inc.	20	338
Dime Community Bancshares	35	328
Texas Capital Bancshares, Inc.*	29	327
1st Source Corp.	18	325
Medical Properties Trust Inc.	89	325
Peoples Bancorp, Inc.	25	324
StellarOne Corp.	27	322
Harleysville Group, Inc.	10	318
First Merchants Corp.	29	313
Stewart Information Services Corp.	16	312
Pacific Capital Bancorp	46	311
Independent Bank Corp.	21	310
Harleysville National Corp.	51	309
Urstadt Biddle Properties, Inc.	23	309
MarketAxess Holdings, Inc.*	40	306
First Mercury Financial Corp.*	21	303
Riskmetrics Group, Inc.*	21	300
First Cash Financial Services, Inc.*	20	298
Agree Realty Corp.	19	298
Consolidated-Tomoka Land Co.	10	297
LaSalle Hotel Properties	50	292
Renasant Corp.	23	289
Kansas City Life Insurance Co.	8	287
Amtrust Financial Services, Inc.	30	286
TradeStation Group, Inc.*	43	284
American Equity Investment Life Holding Co.	68	283
MainSource Financial Group, Inc.	35	281
Flagstone Reinsurance Holdings	36	280
Evercore Partners, Inc. — Class A	18	278
Union Bankshares Corp.	20	277
Compass Diversified Trust	31	277
GFI Group, Inc.	86	276
Sun Communities, Inc.	23	272
Heartland Financial USA, Inc.	20	271
Maiden Holdings Ltd.	60	268
Baldwind & Lyons, Inc. — Class B	14	265

		Market
	Shares	Value

Northfield Bancorp, Inc.	24	$262
Ambac Financial Group, Inc.	336	262
NorthStar Realty Finance Corp.	111	258
Sandy Spring Bancorp, Inc.	23	257
Life Partners Holdings, Inc.	15	256
Berkshire Hills Bancorp, Inc.	11	252
First Potomac Realty Trust	34	250
Dollar Financial Corp.*	26	248
Citizens Banking Corp.*	156	242
SeaBright Insurance Holdings, Inc.*	23	241
First Bancorp	20	239
BankFinancial Corp.	24	239
Boston Private Financial Holdings, Inc.	68	239
Oritani Financial Corp.*	17	238
Universal Health Realty Income Trust	8	234
Abington Bancorp, Inc.	28	232
Bank of the Ozarks, Inc.	10	231
Donegal Group, Inc. — Class A	15	231
Colonial BancGroup, Inc.	256	230
Prospect Capital Corp.	27	230
GAMCO Investors, Inc. — Class A	7	229
Tejon Ranch Co.*	11	227
Southside Bancshares, Inc.	12	227
ESSA Bancorp, Inc.	17	226
Cohen & Steers, Inc.	20	223
Nelnet, Inc. — Class A*	25	221
MVC Capital, Inc.	26	219
Peapack Gladstone Financial Corp.	12	216
Hercules Technology Growth Capital, Inc.	43	215
Credit Acceptance Corp.*	10	215
United Community Banks, Inc.	51	213
Lakeland Financial Corp.	11	211
Flushing Financial Corp.	35	211
Kearny Financial Corp.	20	210
LaBranche & Company, Inc.*	56	209
SCBT Financial Corp.	10	209
BancTrust Financial Group, Inc.	33	209
Lexington Realty Trust	86	205
First Busey Corp.	26	202
Crawford & Co. — Class B*	30	202
Colonial Properties Trust	52	198
Southwest Bancorp, Inc.	21	197

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Radian Group, Inc.	108	$197
UCBH Holdings, Inc.	130	196
Avatar Holdings Inc.*	13	195
Sterling Bancorp	19	188
Parkway Properties, Inc.	18	185
Citizens & Northern Corp.	10	185
Pennsylvania Real Estate Investment Trust	52	185
Camden National Corp.	8	183
Suffolk Bancorp	7	182
Cardinal Financial Corp.	31	178
Green Bankshares, Inc.	20	176
Phoenix Companies, Inc.	150	175
Monmouth Real Estate Investment Corp. — Class A	26	172
West Bancorporation, Inc.	23	171
American Capital Agency Corp.	10	171
Smithtown Bancorp, Inc.	15	169
Bryn Mawr Bank Corp.	10	168
Pennsylvania Commerce Bancorp, Inc.*	9	166
Sunstone Hotel Investors, Inc.	62	163
Saul Centers, Inc.	7	161
Lakeland Bancorp, Inc.	20	161
First Bancorp, Inc.	10	159
PMA Capital Corp.*	38	158
WSFS Financial Corp.	7	157
State Bancorp, Inc.	20	154
Mission West Properties	24	154
National Financial Partners Corp.	48	154
First Community Bancshares, Inc.	13	152
Central Pacific Financial Corp.	27	151
Republic Bancorp, Inc.	8	149
Medallion Financial Corp.	20	148
CoBiz Financial, Inc.	28	147
FBR Capital Markets Corp.*	44	145
First Industrial Realty Trust, Inc.	59	145
Calamos Asset Management, Inc. — Class A	30	144
Columbia Banking Systems, Inc.	22	141
Presidential Life Corp.	18	140
Kayne Anderson Energy Development Co.	15	140
Guaranty Bancorp*	80	140
Sterling Savings Bank	66	137

		Market
	Shares	Value

First Marblehead Corp.*	105	$135
Oceanfirst Financial Corp.	13	133
Roma Financial Corp.	10	130
Wilshire Bancorp, Inc.	25	129
Old Second Bancorp, Inc.	20	127
Oriental Financial Group	26	127
American Safety Insurance Holdings Ltd.*	11	127
Sierra Bancorp	13	126
Farmers Capital Bank Corp.	8	125
Ramco-Gershenson Properties Trust	19	123
Brooklyn Federal Bancorp, Inc.	11	121
United America Indemnity Ltd. — Class A*	30	121
MCG Capital Corp.	94	120
ViewPoint Financial Group	10	120
Hersha Hospitality Trust	63	120
BGC Partners, Inc. — Class A	54	119
National Interstate Corp.	7	118
U-Store-It Trust	58	117
First Financial Holdings, Inc.	15	115
Harris & Harris Group, Inc.*	31	115
Broadpoint Securities Group, Inc.*	34	112
Centerstate Banks of Florida, Inc.	10	110
Meridian Interstate Bancorp, Inc.*	13	109
Rockville Financial, Inc.	12	109
Thomas Weisel Partners Group, Inc.*	30	107
US Global Investors, Inc. — Class A	22	107
Resource Capital Corp.	35	106
Sanders Morris Harris Group Inc.	27	105
Western Alliance Bancorp, Inc.*	23	105
South Financial Group, Inc.	95	105
Encore Capital Group, Inc.*	23	104
Ames National Corp.	6	103
RAIT Financial Trust	84	102
International Assets Holding Corp.*	10	102
Guaranty Financial Group, Inc.*	97	102
Premierwest Bancorp	25	101
FelCor Lodging Trust, Inc.	74	101
Shore Bancshares, Inc.	6	101
Clifton Savings Bancorp, Inc.	10	100

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Gladstone Investment Corp.	26	$99
Ameris Bancorp	21	99
Education Realty Trust, Inc.	28	98
Enterprise Financial Services Corp.	10	98
Penson Worldwide Company, Inc.*	15	96
Asset Acceptance Capital Corp.*	18	96
Cedar Shopping Centers, Inc.	54	94
Gladstone Capital Corp.	15	94
Care Investment Trust, Inc.	17	93
CapLease, Inc.	47	93
Capital City Bank Group, Inc.	8	92
FBL Financial Group, Inc. — Class A	22	91
Associated Estates Realty Corp.	16	91
NGP Capital Resources Co.	18	89
NewStar Financial, Inc.*	38	88
BlackRock Kelso Capital Corp.	21	88
Maui Land & Pineapple Company, Inc.*	10	85
Advance America Cash Advance Centers, Inc.	50	85
Sun Bancorp, Inc.*	16	83
Capitol Bancorp, Ltd.	20	83
Epoch Holding Corp.	12	82
Yadkin Valley Financial Corp.	11	82
Frontier Financial Corp.	72	79
Kite Realty Group Trust	32	78
Ladenburg Thalmann Financial Services, Inc.*	147	78
Nara Bancorp, Inc.	26	76
Financial Institutions, Inc.	10	76
Winthrop Realty Trust	11	76
City Bank	23	76
DuPont Fabros Technology, Inc.	11	76
Fox Chase Bancorp, Inc.*	8	76
Pacific Continental Corp.	6	70
Hallmark Financial Services, Inc.*	10	69
Glimcher Realty Trust	47	66
Hanmi Financial Corp.	50	65
First South Bancorp, Inc.	6	64
Fifth Street Finance Corp.	8	62
NYMAGIC, Inc.	5	61
Seacoast Banking Corporation of Florida	20	61

		Market
	Shares	Value

First Place Financial Corp.	18	$60
Resource America, Inc. — Class A	15	60
Strategic Hotels & Resorts, Inc.	86	59
Virtus Investment Partners, Inc.*	9	59
Banner Corp.	20	58
Cascade Bancorp.	35	57
The PMI Group, Inc.	92	57
FCStone Group, Inc.*	25	57
PennantPark Investment Corp.	15	56
Cogdell Spencer, Inc.	11	56
Encore Bancshares, Inc.*	6	53
Home Federal Bancorp, Inc.	6	52
Flagstar Bancorp, Inc.*	67	50
Integra Bank Corp.	26	49
Kohlberg Capital Corp.	16	49
First Acceptance Corp.*	20	48
Stratus Properties, Inc.*	8	48
Anchor BanCorp Wisconsin, Inc.	35	47
Primus Guaranty Ltd.*	30	47
Thomas Properties Group, Inc.	39	46
W Holding Company, Inc.	5	45
United Security Bancshares	6	44
CompuCredit Corp.*	18	44
Gramercy Capital Corp.	45	44
West Coast Bancorp	19	42
Heritage Commerce Corp.	8	42
Ampal American Israel — Class A*	24	41
Newcastle Investment Corp.	63	41
Santander BanCorp	5	39
Friedman Billings Ramsey Group, Inc. — Class A*	193	39
Amcore Financial, Inc.	23	37
Maguire Properties, Inc.*	49	35
One Liberty Properties, Inc.	10	35
Patriot Capital Funding, Inc.	19	35
Midwest Banc Holdings, Inc.	33	33
Advanta Corp.	48	32
United Community Financial Corp.	26	31
Independence Holding Co.	6	30
Cardtronics, Inc.*	16	28
United America Indemnity Ltd. Rights	60	28
Grubb & Ellis Co.	44	28
Anthracite Capital, Inc.	79	27
Capital Trust, Inc. — Class A	23	25

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Pzena Investment
Management, Inc. - Class A	13	$25
Waterstone Financial, Inc.*	10	20
Arbor Realty Trust, Inc.	25	18
Federal Agricultural Mortgage Corp.	6	16
Corus Bankshares, Inc.*	36	10
Doral Financial Corp.*	5	9
Meruelo Maddux Properties, Inc.*	62	5
FX Real Estate and Entertainment, Inc.*	10	2

Total Financials		165,425

INFORMATION TECHNOLOGY 6.4%
Sybase, Inc.*	105	3,180
TIBCO Software, Inc.*	490	2,876
Micros Systems, Inc.*	106	1,987
Macrovision Solutions Corp.*	103	1,832
Polycom, Inc.*	118	1,816
Power Integrations, Inc.	105	1,806
PMC - Sierra, Inc.*	277	1,767
Skyworks Solutions, Inc.*	210	1,693
VistaPrint Ltd.*	61	1,677
3Com Corp.*	521	1,610
Jack Henry & Associates, Inc.	98	1,599
Quality Systems, Inc.	35	1,584
InterDigital, Inc.*	61	1,575
Parametric Technology Corp.*	150	1,497
Solera Holdings, Inc.*	60	1,487
Informatica Corp.*	112	1,485
Perot Systems Corp. — Class A*	115	1,481
CACI International, Inc. — Class A*	40	1,460
Palm, Inc.*	153	1,319
Quest Software, Inc.*	101	1,281
Micrel, Inc.	179	1,260
Atheros Communications, Inc.*	82	1,202
Anixter International, Inc.*	37	1,172
Arris Group, Inc.*	158	1,164
Blackboard, Inc.*	36	1,143
Semtech Corp.*	85	1,135
Digital River, Inc.*	38	1,133
Cybersource Corp.*	76	1,126
ADTRAN, Inc.	69	1,118
Formfactor, Inc.*	62	1,117
Concur Technologies, Inc.*	58	1,113

		Market
	Shares	Value

j2 Global Communications, Inc.*	50	$1,094
Omniture, Inc.*	82	1,082
Microsemi Corp.*	93	1,079
Synaptics, Inc.*	40	1,070
Tekelec*	80	1,058
Benchmark Electronics, Inc.*	90	1,008
Ariba, Inc.*	115	1,004
Infinera Corp.*	133	984
Net 1 UEPS Technologies, Inc.*	62	943
EarthLink, Inc.*	142	933
Tessera Technologies, Inc.*	68	909
TiVo, Inc.*	126	887
ValueClick, Inc.*	104	885
MKS Instruments, Inc.*	59	866
Fair Isaac Corp.	60	844
Hittite Microwave Corp.*	27	842
Intermec, Inc.*	80	832
Black Box Corp.	35	826
Cabot Microelectronics Corp.*	34	817
Progress Software Corp.*	47	816
MAXIMUS, Inc.	20	797
Plantronics, Inc.	66	797
Wright Express Corp.*	43	783
Take-Two Interactive Software, Inc.	91	760
Gartner, Inc. — Class A*	69	760
Riverbed Technology, Inc.*	58	759
MTS Systems Corp.	33	751
ACI Worldwide, Inc.*	40	750
Scansource, Inc.*	40	743
EPIQ Systems, Inc.*	41	739
Harmonic, Inc.*	110	715
SPSS, Inc.*	25	711
ViaSat, Inc.*	34	708
Plexus Corp.*	50	691
SRA International, Inc. — Class A*	47	691
Tyler Technologies, Inc.*	46	673
Sycamore Networks, Inc.*	252	673
Mantech International Corp. — Class A*	16	670
Cognex Corp.	49	654
Comtech Telecommunications Corp.*	26	644
DealerTrack Holdings, Inc.*	49	642
Lawson Software, Inc.*	149	633
Starent Networks Corp.*	40	632
Euronet Worldwide, Inc.*	47	614
Electronics for Imaging, Inc.*	62	608

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Manhattan Associates, Inc.*	35	$606
DTS, Inc. — Class A*	25	602
Cymer, Inc.*	27	601
Blue Coat Systems, Inc.*	50	601
Cogent, Inc.*	50	595
Blackbaud, Inc.	51	592
AsiaInfo Holdings, Inc.*	35	590
Websense, Inc.*	48	576
MercadoLibre, Inc.*	31	575
Emulex Corp.*	114	573
CSG Systems International, Inc.*	40	571
FEI Co.*	37	571
Avocent Corp.*	47	571
Wind River Systems, Inc.*	89	570
VeriFone Holdings, Inc.*	83	564
Rofin-Sinar Technologies, Inc.*	35	564
Zoran Corp.*	64	563
Standard Microsystems Corp.*	30	558
ATMI, Inc.*	36	555
Mentor Graphics Corp.*	125	555
Netlogic Microsystems, Inc.*	20	550
Commvault Systems, Inc.*	50	549
Acxiom Corp.	73	540
Advent Software, Inc.*	16	533
Checkpoint Systems, Inc.*	59	529
Data Domain, Inc.*	42	528
Ultimate Software Group, Inc.*	30	518
Neutral Tandem, Inc.*	21	517
Sapient Corp.*	115	514
United Online, Inc.	115	513
TeleCommunication Systems, Inc. - Class A*	54	495
Netgear, Inc.*	41	494
Triquint Semiconductor, Inc.*	193	477
Applied Micro Circuits Corp.*	98	476
SYNNEX Corp.*	23	452
Forrester Research, Inc.*	22	452
Coherent, Inc.*	26	449
RF Micro Devices, Inc.*	337	448
MicroStrategy, Inc. — Class A*	13	444
OmniVision Technologies, Inc.*	66	444
Cavium Networks, Inc.*	38	439
Art Technology Group, Inc.*	170	434
Diodes, Inc.*	40	424
DG FastChannel, Inc.*	22	413

		Market
	Shares	Value

Sonus Networks, Inc.*	260	$408
NVE Corp.*	14	403
Monolithic Power Systems, Inc.*	26	403
Teletech Holdings, Inc.*	37	403
Amkor Technology, Inc.*	148	397
Rogers Corp.*	21	396
Syntel, Inc.	19	391
L-1 Identity Solutions, Inc.*	76	388
Adaptec, Inc.*	159	382
Sigma Designs, Inc.*	30	373
Pegasystems, Inc.	20	371
Universal Display Corp.*	40	367
BigBand Networks, Inc.*	55	360
Exar Corp.*	57	356
Netezza Corp.*	51	347
Epicor Software Corp.*	91	347
Brooks Automation, Inc.*	75	346
Actel Corp.*	34	344
Taleo Corp.*	29	343
GSI Commerce, Inc.*	26	341
Cirrus Logic, Inc.*	90	338
Ultratech, Inc.*	27	337
SAVVIS, Inc.*	54	334
Avid Technology, Inc.*	36	329
STEC, Inc.*	44	324
JDA Software Group, Inc.*	28	323
Loral Space & Communications, Inc.*	15	320
S1 Corp.*	62	319
Advanced Energy Industries, Inc.*	42	316
SonicWALL, Inc.*	70	312
MSC.Software Corp.*	55	310
TTM Technologies, Inc.*	53	307
Veeco Instruments, Inc.*	46	307
Imation Corp.	40	306
OSI SYSTEMS INC*	19	290
Volterra Semiconductor Corp.*	34	287
Constant Contact, Inc.*	20	280
Comverge, Inc.*	40	278
Bankrate, Inc.*	11	274
ShoreTel, Inc.*	63	272
Echelon Corp.*	33	267
Vocus, Inc.*	20	266
NIC, Inc.	51	265
EMS Technologies, Inc.*	15	262
Digi International, Inc.*	34	261
Cass Information Systems, Inc.	8	259
Park Electrochemical Corp.	15	259

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Perficient, Inc.*	48	$259
Ixia*	50	259
Supertex, Inc.*	11	254
RealNetworks, Inc.*	109	254
TNS, Inc.*	31	254
Littelfuse, Inc.*	23	253
IPG Photonics Corp.*	30	253
Seachange International, Inc.*	44	252
Ebix, Inc.*	10	249
Novatel Wireless, Inc.*	44	247
The Knot, Inc.*	30	246
Brightpoint, Inc.*	57	244
Move, Inc.*	168	244
THQ, Inc.*	80	243
Newport Corp.*	55	243
Daktronics, Inc.	37	242
comScore, Inc.*	20	242
Symyx Technologies, Inc.*	54	240
Ceva, Inc.*	33	240
LoopNet, Inc.*	38	231
RightNow Technologies, Inc.*	30	227
Rimage Corp.*	17	227
Finisar Corp.*	515	227
Netscout Systems, Inc.*	31	222
InfoSpace, Inc.*	42	218
Cohu, Inc.	30	216
Advanced Analogic Technologies, Inc.*	60	216
ExlService Holdings, Inc.*	25	216
Faro Technologies, Inc.*	16	215
Cogo Group, Inc.*	32	214
Internet Capital Group, Inc.*	53	214
Methode Electronics, Inc. — Class A	59	211
Silicon Image, Inc.*	88	211
Switch & Data Facilities Company, Inc.*	24	210
IXYS Corp.	26	210
Synchronoss Technologies, Inc.*	17	208
Lattice Semiconductor Corp.*	151	208
Actuate Corp.*	68	208
Compellent Technologies, Inc.*	19	206
SuccessFactors, Inc.*	27	206
Pericom Semiconductor Corp.*	28	205
Sanmina-SCI Corp.*	668	204
Kenexa Corp. — Class A*	37	199
Interactive Intelligence, Inc.*	22	199
Ciber, Inc.*	73	199

		Market
	Shares	Value

Keynote Systems, Inc.*	25	$198
Aruba Networks, Inc.*	63	198
Vasco Data Security
International*	34	196
American Software, Inc. — Class A	37	195
CTS Corp.	54	195
Airvana, Inc.*	33	193
Electro Rent Corp.	20	193
DivX, Inc.*	38	191
Kulicke & Soffa Industries, Inc.*	71	186
Kopin Corp.*	80	186
Bottomline Technologies, Inc.*	28	184
Global Cash Access Holdings, Inc.*	48	183
Smith Micro Software, Inc.*	35	183
Radisys Corp.*	30	182
Symmetricom, Inc.*	51	179
Heartland Payment Systems, Inc.	27	178
Quantum Corp.*	265	178
Insight Enterprises, Inc.*	58	177
Acme Packet, Inc.*	29	176
Anaren, Inc.*	16	175
SiRF Technology Holdings, Inc.*	76	175
infoGROUP, Inc.*	42	175
Vignette Corp.*	26	174
OpenTV Corp.*	115	174
Extreme Networks, Inc.*	112	170
Silicon Storage Technology, Inc.*	103	170
Multi-Fineline Electronix, Inc.*	10	168
Liquidity Services Inc.*	24	168
Cray, Inc.*	47	165
Internet Brands, Inc. — Class A*	28	164
MIPS Technology, Inc.*	56	164
3PAR, Inc.*	25	164
Globecomm Systems, Inc.*	28	162
Oplink Communications, Inc.*	21	162
Anadigics, Inc.*	78	161
Internap Network Services Corp.*	60	161
Terremark Worldwide, Inc.*	60	161
Mercury Computer Systems, Inc.*	29	160
Maxwell Technologies, Inc.*	23	160

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Ness Technologies, Inc.*	54	$159
DemandTec, Inc.*	18	158
China Security & Surveillance Technology, Inc.*	41	157
NCI, Inc.*	6	156
ModusLink Global Solutions, Inc.*	60	155
Integral Systems, Inc.*	18	155
DSP Group, Inc.*	35	151
i2 Technologies, Inc.*	19	150
Stratasys, Inc.*	18	149
PROS Holdings, Inc.*	32	149
Electro Scientific Industries, Inc.*	25	148
Bel Fuse, Inc. — Class B	11	148
Opnet Technologies, Inc.*	17	147
Sourcefire, Inc.*	20	146
Double-Take Software, Inc.*	21	142
Super Micro Computer, Inc.*	28	138
Rackspace Hosting*	18	135
Techwell, Inc.*	21	133
PC-Tel, Inc.	30	129
ArcSight, Inc.*	10	128
iGate Corp.	39	126
Online Resources Corp.*	30	126
Entegris, Inc.*	145	125
Rackable Systems, Inc.*	30	122
Rudolph Technologies, Inc.*	40	121
Hughes Communications, Inc.*	10	120
Intevac, Inc.*	23	120
Harris Stratex Networks, Inc. — Class A*	31	119
Entrust, Inc.*	78	118
FalconStor Software, Inc.*	49	117
Trident Microsystems, Inc.*	80	117
Digimarc Corp.*	12	117
Radiant Systems, Inc.*	26	115
NetSuite, Inc.*	10	113
Rubicon Technology, Inc.*	21	112
Utstarcom, Inc.*	140	109
Microtune, Inc.*	60	109
Agilysys, Inc.	25	108
Chordiant Software, Inc.*	35	106
Callidus Software, Inc.*	36	104
SupportSoft, Inc.*	54	104
Web.com Group, Inc.*	31	103
Semitool, Inc.*	37	103
Gevity HR, Inc.	26	103
Limelight Networks Inc.*	30	101
Powerwave Technologies, Inc.*	166	99

		Market
	Shares	Value

Unica Corp.*	20	$97
China Information Security Technology, Inc.*	30	95
ICx Technologies, Inc.*	23	93
Hackett Group, Inc.*	46	93
Marchex, Inc.	27	93
Technitrol, Inc.	54	92
Hutchinson Technology, Inc.*	34	88
Safeguard Scientifics, Inc.*	155	85
Presstek, Inc.*	41	85
Zygo Corp., Inc.*	18	83
Immersion Corp.*	28	82
Measurement Specialties, Inc.*	20	82
Smart Modular Technologies WWH, Inc.*	58	80
Isilon Systems, Inc.*	35	77
Emcore Corp.*	101	76
Virtusa Corp.*	12	74
Gerber Scientific, Inc.*	31	74
Hypercom Corp.*	68	65
Monotype Imaging Holdings, Inc.*	17	64
PC Mall, Inc.*	14	64
Renaissance Learning, Inc.	7	63
MRV Communications, Inc.*	200	62
PLX Technology, Inc.*	28	61
Orbcomm, Inc.*	38	56
Bookham, Inc.*	128	55
Dice Holdings, Inc.*	19	53
Opnext, Inc.*	30	51
Mattson Technology, Inc.*	59	50
Axcelis Technologies, Inc.*	130	49
Phoenix Technologies, Ltd.*	30	49
Photronics, Inc.*	50	48
TechTarget, Inc.*	20	48
CPI International, Inc.*	5	47
TheStreet.com, Inc.	23	45
Parkervision, Inc.*	26	44
LTX-Credence Corp.*	155	43
Magma Design Automation, Inc.*	57	43
AuthenTec, Inc.*	25	37
Deltek, Inc.*	8	35
Sonic Solutions, Inc.*	28	34
QAD, Inc.	12	30
Ultra Clean Holdings*	27	29
Avanex Corp.*	16	28
PC Connection, Inc.*	7	27
Guidance Software, Inc.*	6	24
Spansion, Inc.*	154	20
Asyst Technologies, Inc.*	67	19

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Entropic Communications, Inc.*	14	$10
Nextwave Wireless, Inc.*	63	10
Elixir Gaming Technologies, Inc.*	84	9
HSW International, Inc.*	30	5

Total Information Technology		148,550

HEALTH CARE 5.4%
Myriad Genetics, Inc.*	130	5,911
Alexion Pharmaceuticals, Inc.*	91	3,427
United Therapeutics Corp.*	45	2,974
OSI Pharmaceuticals, Inc.*	73	2,793
Onyx Pharmaceuticals, Inc.*	75	2,141
Immucor, Inc.*	85	2,138
Thoratec Corp.*	75	1,927
Magellan Health Services, Inc.*	50	1,822
Haemonetics Corp.*	33	1,818
Steris Corp.	75	1,746
Isis Pharmaceuticals, Inc.*	116	1,741
Alkermes, Inc.*	142	1,722
Allscripts Healthcare Solutions, Inc.	167	1,718
Valeant Pharmaceuticals International*	93	1,654
CV Therapeutics, Inc.*	80	1,590
AMERIGROUP Corp.*	57	1,570
Owens & Minor, Inc.	45	1,491
Masimo Corp.*	50	1,449
Auxilium Pharmaceuticals, Inc.*	51	1,414
NuVasive, Inc.*	44	1,381
Regeneron Pharmaceuticals, Inc.*	89	1,234
Psychiatric Solutions, Inc.*	76	1,196
West Pharmaceutical
Services, Inc.	36	1,181
PSS World Medical, Inc.*	82	1,177
Chemed Corp.	30	1,167
Dionex Corp.*	24	1,134
Cubist Pharmaceuticals, Inc.*	69	1,129
Bio-Rad Laboratories, Inc. — Class A*	17	1,120
HMS Holdings Corp.*	34	1,119
PDL BioPharma, Inc.	148	1,048
Centene Corp.*	56	1,009
Martek Biosciences Corp.	55	1,004
American Medical Systems Holdings, Inc.*	90	1,004

		Market
	Shares	Value

Theravance, Inc.*	59	$1,003
Sequenom, Inc.*	67	953
Healthsouth Corp.*	107	950
Catalyst Health Solutions, Inc.*	47	932
Medicines Co.*	81	878
Alnylam Pharmaceuticals, Inc.*	44	838
Meridian Bioscience, Inc.	46	834
Amedisys, Inc.*	30	825
Luminex Corp.*	45	815
Acorda Therapeutics, Inc.*	40	792
Medarex, Inc.*	153	785
Varian, Inc.*	33	783
Phase Forward, Inc.*	60	767
Align Technology, Inc.*	94	745
Seattle Genetics, Inc.*	74	730
Volcano Corp.*	49	713
Eclipsys Corp.*	70	710
AMAG Pharmaceuticals, Inc.*	19	699
ev3, Inc.*	98	696
Medicis Pharmaceutical Corp. — Class A	56	693
Celera Corp.*	90	687
AmSurg Corp.*	43	682
Parexel International Corp.*	70	681
Nektar Therapeutics*	125	674
InterMune, Inc.*	40	658
Greatbatch, Inc.*	32	619
Integra LifeSciences Holdings Corp.*	25	618
Zoll Medical Corp.*	43	618
Kindred Healthcare, Inc.*	40	598
Exelixis, Inc.*	128	589
PharMerica Corp.*	35	582
XenoPort, Inc.*	30	581
Cougar Biotechnology, Inc.*	18	580
Cepheid, Inc.*	83	573
Hanger Orthopedic Group, Inc.*	43	570
Medivation, Inc.*	31	566
Invacare Corp.	35	561
Wright Medical Group, Inc.*	43	560
Conmed Corp.*	38	548
Dendreon Corp.*	130	546
Salix Pharmaceuticals Ltd.*	55	523
MWI Veterinary Supply, Inc.*	18	513
Analogic Corp.	16	512
Vital Images, Inc.*	45	507
Healthspring, Inc.*	60	502

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

LHC Group, Inc.*	22	$490
Genomic Health, Inc.*	20	488
Kendle International, Inc.*	23	482
Gentiva Health Services, Inc.*	31	471
ImmunoGen, Inc.*	66	469
Par Pharmaceutical Companies, Inc.*	48	455
Cyberonics, Inc.*	34	451
Universal American Financial Corp.*	53	449
Viropharma, Inc.*	85	446
Geron Corp.*	98	438
Neogen Corp.*	20	437
athenahealth, Inc.*	18	434
Conceptus, Inc.*	36	423
Sun Healthcare Group, Inc.*	50	422
Halozyme Therapeutics, Inc.*	75	410
Abaxis, Inc.*	23	397
Molina Healthcare, Inc.*	20	380
Vivus, Inc.*	88	380
Res-Care, Inc.*	26	379
Merit Medical Systems, Inc.*	31	379
Allos Therapeutics, Inc.*	61	377
Bruker BioSciences Corp.*	61	376
Orthofix International NV*	20	370
Optimer Pharmaceuticals, Inc.*	28	369
RehabCare Group, Inc.*	21	366
Sirona Dental Systems, Inc.*	25	358
Cypress Bioscience, Inc.*	50	356
Odyssey HealthCare, Inc.*	36	349
IRIS International, Inc.*	30	346
Ligand Pharmaceuticals, Inc. — Class B*	116	346
inVentiv Health, Inc.*	42	343
Facet Biotech Corp.*	36	342
Natus Medical, Inc.*	40	340
Angiodynamics, Inc.*	30	337
Computer Programs & Systems, Inc.	10	333
MedAssets, Inc.*	23	328
Genoptix Inc.*	12	327
Healthways, Inc.*	37	325
ICU Medical, Inc.*	10	321
Kensey Nash Corp.*	15	319
Savient Pharmaceuticals, Inc.*	64	317
Triple-S Management Corp. — Class B*	25	308
Synovis Life Technologies, Inc.*	22	304
Landauer, Inc.	6	304

		Market
	Shares	Value

Momenta Pharmaceuticals, Inc.*	27	$297
Noven Pharmaceuticals, Inc.*	31	294
Albany Molecular Research, Inc.*	31	292
Skilled Healthcare Group, Inc. — Class A*	35	287
Almost Family, Inc.*	15	286
Questcor Pharmaceuticals, Inc.*	58	285
Enzon Pharmaceuticals, Inc.*	47	285
Cantel Medical Corp.*	22	283
Omnicell, Inc.*	36	282
CardioNet, Inc.*	10	281
SurModics, Inc.*	15	274
SonoSite, Inc.*	15	268
GTx, Inc.*	24	254
Air Methods Corp.*	15	254
eResearch Technology, Inc.*	48	252
Affymetrix, Inc.*	77	252
Quidel Corp.*	27	249
Osiris Therapeutics, Inc.*	18	248
IPC The Hospitalist Company, Inc.*	13	247
Symmetry Medical, Inc.*	39	246
Durect Corp.*	110	245
RTI Biologics, Inc.*	86	245
Emergent Biosolutions, Inc.*	18	243
National Healthcare Corp.	6	241
Rigel Pharmaceuticals, Inc.*	39	239
Nabi Biopharmaceuticals*	64	237
NPS Pharmaceuticals, Inc.*	56	235
Arena Pharmaceuticals, Inc.*	78	235
MannKind Corp.*	66	230
Cross Country Healthcare, Inc.*	35	229
Ardea Biosciences, Inc.*	22	226
Accuray, Inc.*	45	226
Cadence Pharmaceuticals, Inc.*	24	225
Zymogenetics, Inc.*	56	223
Emergency Medical Services Corp. — Class A*	7	220
Arqule, Inc.*	53	219
Incyte Corp.*	93	218
Orthovita, Inc.*	80	214
Vnus Medical Technologies, Inc.*	10	213
Alliance Imaging, Inc.*	31	211
Bio-Reference Labs, Inc.*	10	209
Inspire Pharmaceuticals, Inc.*	51	207
Sangamo Biosciences, Inc.*	48	203

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Corvel Corp.*	10	$202
DexCom, Inc.*	46	190
Maxygen Inc.*	28	190
Ensign Group, Inc.	12	186
AMN Healthcare Services, Inc.*	36	184
Progenics Pharmaceuticals, Inc.*	27	178
Abiomed, Inc.*	36	176
Assisted Living Concepts, Inc. - Class A*	13	176
Repligen Corp.*	36	172
Neurocrine Biosciences, Inc.*	48	170
Pain Therapeutics, Inc.*	40	168
Palomar Medical
Technologies, Inc.*	23	167
Somanetics Corp.*	11	167
Medical Action Industries, Inc.*	20	166
Discovery Laboratories, Inc.*	135	165
Nighthawk Radiology
Holdings, Inc.*	60	162
Affymax, Inc.*	10	161
Pozen, Inc.*	26	159
Emeritus Corp.*	24	157
Dyax Corp.*	62	156
Accelrys, Inc.*	39	155
Clinical Data, Inc.*	14	151
CryoLife, Inc.*	29	150
BioMimetic Therapeutics, Inc.*	21	149
Depomed, Inc.*	63	149
TomoTherapy, Inc.*	56	148
Array Biopharma, Inc.*	56	148
Human Genome Sciences,
Inc.*	178	148
Pharmasset, Inc.*	15	147
OraSure Technologies, Inc.*	58	147
Nanosphere, Inc.*	29	144
Enzo Biochem, Inc.*	35	141
Stereotaxis, Inc.*	35	140
Exactech, Inc.*	12	138
Providence Service Corp.*	20	138
Metabolix, Inc.*	20	136
Micrus Endovascular Corp.*	22	131
Medcath Corp.*	18	131
National Research Corp.	5	124
Sucampo Pharmaceuticals, Inc. — Class A*	20	123
Celldex Therapeutics, Inc.*	18	117
Idera Pharmaceuticals, Inc.*	18	116
Adolor Corp.*	56	114

		Market
	Shares	Value

Obagi Medical Products, Inc.*	20	$108
Ariad Pharmaceuticals, Inc.*	90	107
Lexicon Genetics, Inc.*	98	107
Biodel, Inc.*	20	104
Spectranetics Corp.*	39	99
Cambrex Corp.*	43	98
BMP Sunstone Corp.*	30	97
Idenix Pharmaceuticals, Inc.*	31	95
XOMA Ltd.*	178	94
Insulet Corp.*	23	94
Columbia Labs, Inc.*	60	86
Alexza Pharmaceuticals, Inc.*	39	86
Novavax, Inc.*	84	86
TranS1, Inc.*	14	85
Javelin Pharmaceuticals, Inc.*	58	84
Amicus Therapeutics, Inc.*	9	82
Cardiac Science Corp.*	27	81
Hansen Medical, Inc.*	20	80
Immunomedics, Inc.*	82	79
US Physical Therapy, Inc.*	8	77
KV Pharmaceutical Co.*	46	76
Cytokinetics, Inc.*	43	73
I-Flow Corp.*	20	73
Life Sciences Research, Inc.*	10	72
Molecular Insight Pharmaceuticals, Inc.*	20	71
Virtual Radiologic Corp.*	10	70
NxStage Medical, Inc.*	27	70
Akorn, Inc.*	76	65
MiddleBrook
Pharmaceuticals, Inc.*	48	65
Capital Senior Living Corp.*	25	61
Targacept, Inc.*	22	59
Alphatec Holdings, Inc.*	33	58
Opko Health, Inc.*	57	56
Orexigen Therapeutics, Inc.*	20	52
Acura Pharmaceuticals, Inc.*	8	51
Chindex International, Inc.*	10	50
Caliper Life Sciences, Inc.*	49	49
Synta Pharmaceuticals Corp.*	21	45
RadNet, Inc.*	35	43
Cynosure, Inc.*	7	43
Five Star Quality Care, Inc.*	40	42
BioForm Medical, Inc.*	33	40
Protalix BioTherapeutics, Inc.*	20	40
MAP Pharmaceuticals, Inc.*	19	40
Acadia Pharmaceuticals, Inc.*	37	35
Rexahn Pharmaceuticals, Inc.*	50	35
Sunrise Senior Living, Inc.*	51	35
Cell Genesys, Inc.*	113	33

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Cytori Therapeutics, Inc.*	18	$31
Caraco Pharm Labs, Inc.*	8	28
Vision-Sciences, Inc.*	15	19
Jazz Pharmaceuticals, Inc.*	10	9
Marshall Edwards, Inc.*	18	7

Total Health Care		125,250

INDUSTRIALS 5.3%
Waste Connections, Inc.*	101	2,596
Watson Wyatt & Company Holdings	48	2,370
Granite Construction, Inc.	52	1,949
Clarcor, Inc.	61	1,537
Wabtec Corp.	58	1,530
Huron Consulting Group, Inc.*	36	1,527
EMCOR Group, Inc.*	85	1,459
Curtiss-Wright Corp.	51	1,431
TransDigm Group, Inc.*	43	1,412
Tetra Tech, Inc.*	65	1,325
Regal-Beloit Corp.	43	1,318
Clean Harbors, Inc.*	26	1,248
Middleby Corp.*	38	1,232
Acuity Brands, Inc.	54	1,217
Otter Tail Power Co.	55	1,213
ESCO Technologies, Inc.*	31	1,200
Briggs & Stratton Corp.	70	1,155
Kaydon Corp.	42	1,148
Moog, Inc. — Class A*	50	1,143
Nordson Corp.	38	1,080
Brady Corp. — Class A	61	1,075
G & K Services, Inc. — Class A	56	1,059
Simpson Manufacturing Company, Inc.	58	1,045
Knight Transportation, Inc.	68	1,031
GrafTech International Ltd.*	163	1,004
Watts Industries, Inc. — Class A	50	978
Heartland Express, Inc.	66	977
Teledyne Technologies, Inc.*	36	960
Ameron International Corp.	18	948
Woodward Governor Co.	83	928
Watsco, Inc.	27	919
Navigant Consulting, Inc.*	70	915
Geo Group, Inc.*	68	901
United Stationers, Inc.*	32	899
Resources Connection, Inc.*	58	875
Orbital Sciences Corp.*	73	868
Hexcel Corp.*	132	867
HUB Group, Inc. — Class A*	51	867

		Market
	Shares	Value

SkyWest, Inc.	68	$846
Applied Industrial Technologies, Inc.	50	843
Alaska Air Group, Inc.*	48	843
American Superconductor Corp.*	48	831
Mueller Industries, Inc.	38	824
ABM Industries, Inc.	50	820
CoStar Group, Inc.*	27	817
Ceradyne, Inc.*	45	816
JetBlue Airways Corp.*	223	814
Rollins, Inc.	47	806
SYKES Enterprises, Inc.*	47	782
Triumph Group, Inc.	20	764
Werner Enterprises, Inc.	50	756
Beacon Roofing Supply, Inc.*	56	750
Healthcare Services Group	50	749
Genesee & Wyoming, Inc. — Class A*	35	744
MPS Group, Inc.*	123	732
Allegiant Travel Co.*	16	727
Mastec, Inc.*	60	725
Mine Safety Appliances Co.	36	721
UAL Corp.*	160	717
Franklin Electric Company, Inc.	32	708
Energy Conversion Devices, Inc.*	53	703
Perini Corp.*	56	689
Belden, Inc.	55	688
Esterline Technologies Corp.*	34	686
Herman Miller, Inc.	64	682
Actuant Corp. — Class A	66	682
Heico Corp.	28	680
Baldor Electric Co.	46	667
AirTran Holdings, Inc.*	146	664
Administaff, Inc.	31	655
Deluxe Corp.	68	655
Old Dominion Freight Line, Inc.*	26	611
Robbins & Myers, Inc.	40	607
K-Tron International, Inc.*	10	607
Cubic Corp.	23	583
LB Foster Co. — Class A*	23	571
Northwest Pipe Co.*	20	569
Mcgrath Rentcorp	36	567
Insituform Technologies, Inc. — Class A*	36	563
American Science & Engineering, Inc.	10	558
Arkansas Best Corp.	29	552
Astec Industries, Inc.*	21	551

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

School Specialty, Inc.*	31	$545
Barnes Group, Inc.	51	545
AAR Corp.*	43	539
Tredegar Corp.	33	539
Powell Industries, Inc.*	15	530
Korn/Ferry International, Inc.*	58	525
HNI Corp.	50	520
Axsys Technologies, Inc.*	12	504
A.O. Smith Corp.	20	504
Mueller Water Products, Inc. - Class A	150	495
Encore Wire Corp.	23	493
Forward Air Corp.	30	487
EnerSys*	40	485
Layne Christensen Co.*	30	482
Comfort Systems USA, Inc.	46	477
II-VI, Inc.*	27	464
Badger Meter, Inc.	16	462
RBC Bearings, Inc.*	30	458
Griffon Corp.*	60	450
Rush Enterprises, Inc. — Class A*	49	437
Exponent, Inc.*	17	431
Taser International, Inc.*	92	431
Apogee Enterprises, Inc.	39	428
Kaman Corp. — Class A	34	426
Force Protection, Inc.*	86	413
Mobile Mini, Inc.*	35	403
Evergreen Solar, Inc.*	188	400
Universal Forest Products, Inc.	15	399
TrueBlue, Inc.*	48	396
Gorman-Rupp Co.	20	396
ATC Technology Corp.*	35	392
Michael Baker Corp.*	15	390
Argon ST, Inc.*	20	379
RSC Holdings, Inc.*	72	379
Aerovironment, Inc.*	18	376
GeoEye, Inc.*	19	375
Knoll, Inc.	60	368
Atlas Air Worldwide Holdings Company, Inc.*	21	364
EnerNOC, Inc.*	25	364
EnergySolutions, Inc.	42	363
Heidrick & Struggles International, Inc.	20	355
US Airways Group, Inc.*	140	354
DynCorp International, Inc. - Class A*	26	347
Interline Brands, Inc.*	41	346

		Market
	Shares	Value

First Advantage Corp. — Class A*	25	$345
EnPro Industries, Inc.*	20	342
Circor International, Inc.	15	338
Marten Transport Ltd.*	18	336
YRC Worldwide, Inc.*	74	332
Federal Signal Corp.	63	332
Advisory Board Co.*	20	332
Stanley, Inc.*	13	330
CBIZ, Inc.*	47	328
Viad Corp.	23	325
Genco Shipping & Trading Ltd.	26	321
Albany International Corp. — Class A	35	317
AZZ, Inc.*	12	317
Fuel Tech, Inc.*	30	314
Raven Industries, Inc.	15	312
Team, Inc.*	26	305
Kimball International, Inc. — Class B	46	302
Kadant, Inc.*	26	300
Lindsay Manufacturing Co.	11	297
AAON, Inc.	16	290
Kelly Services, Inc. — Class A	36	290
Quanex Building Products Corp.	38	289
Aircastle Ltd.	62	288
Ennis Inc.	32	284
Dycom Industries, Inc.*	48	278
Republic Airways Holdings, Inc.*	42	272
NACCO Industries, Inc. — Class A	10	272
VSE Corp.	10	267
American Ecology Corp.	19	265
United Capital Corp.*	15	259
Chart Industries, Inc.*	32	252
Kforce, Inc.*	35	246
Pike Electric Corp.*	26	241
Ener1, Inc.*	46	238
International Shipholding Corp.	12	236
Orion Marine Group, Inc.*	18	236
Amrep Corp. PLC*	15	236
Cascade Corp.	13	229
CRA International, Inc.*	12	227
GT Solar International, Inc.*	34	226
Eagle Bulk Shipping Inc.	53	225
Cenveo, Inc.*	64	208
Blount International, Inc.*	45	208

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Standex International Corp.	22	$202
FuelCell Energy, Inc.*	84	202
Titan International, Inc.	40	201
Amerco, Inc.*	6	201
Houston Wire & Cable Co.	25	194
Herley Industries, Inc.*	16	191
Saia, Inc.*	16	191
Trex Company, Inc.*	25	191
Odyssey Marine Exploration, Inc.*	56	190
Integrated Electrical Services, Inc.*	20	182
Interface, Inc. — Class A	61	182
Cornell Companies, Inc.*	11	180
Sterling Construction Company, Inc.*	10	178
American Woodmark Corp.	10	176
Hawaiian Holdings, Inc.*	47	175
Columbus McKinnon Corp. — Class A*	20	174
Duff & Phelps Corp. — Class A*	11	173
LaBarge, Inc.*	20	167
Aceto Corp.	28	167
PMFG, Inc.*	21	165
3D Systems Corp.*	25	165
Innerworkings, Inc.*	38	162
Applied Signal Technology, Inc.	8	162
Gencorp, Inc.*	76	161
ICF International, Inc.*	7	161
Gibraltar Industries, Inc.	34	160
Ampco-Pittsburgh Corp.	12	159
Pacer International, Inc.	45	158
TAL International Group, Inc.	21	154
Vicor Corp.	30	147
Spherion Corp.*	70	146
Ducommun, Inc.	10	145
Celadon Group, Inc.*	26	144
Colfax Corp.*	21	144
Universal Truckload Services, Inc.	10	143
Capstone Turbine Corp.*	198	143
Tennant Co.	15	141
Freightcar America, Inc.	8	140
Great Lakes Dredge & Dock Corp. Co.	46	138
American Reprographics Co.*	39	138
Altra Holdings, Inc.*	35	136
Titan Machinery, Inc.*	15	135
Advanced Battery Technologies, Inc.*	63	135

		Market
	Shares	Value

China Fire & Security Group, Inc.*	17	$134
American Commercial Lines, Inc.*	42	133
Orion Energy Systems Inc.*	30	132
Insteel Industries, Inc.	19	132
Met-Pro Corp.	16	130
Consolidated Graphics, Inc.*	10	127
Furmanite Corp.*	40	124
Multi-Color Corp.	10	122
Energy Recovery, Inc.*	16	122
Courier Corp.	8	121
Waste Services Inc.*	28	120
Valence Technology, Inc.*	56	119
M&F Worldwide Corp.*	10	117
Plug Power, Inc.*	133	116
Standard Parking Corp.*	7	115
Horizon Lines, Inc. — Class A	37	112
H&E Equipment Services, Inc.*	17	111
Microvision, Inc.*	86	111
Bowne & Company, Inc.	34	109
Ladish Co., Inc.*	15	109
LSI Industries, Inc.	21	109
Volt Information Sciences, Inc.*	16	106
Dynamex, Inc.*	8	105
Tecumseh Products Company — Class A*	23	104
Hill International, Inc.*	34	103
DXP Enterprises, Inc.*	10	103
Schawk, Inc.	17	103
LECG Corp.*	40	102
On Assignment, Inc.*	37	100
Fushi Copperweld, Inc.*	20	96
Ultralife Batteries, Inc.*	12	93
Harbin Electric, Inc.*	15	92
Standard Register Co.	20	92
Ultrapetrol Bahamas Ltd.*	33	89
Key Technology, Inc.*	10	88
Sun Hydraulics Corp.	6	88
Flow International Corp.*	54	87
Alamo Group, Inc.	8	85
Greenbrier Companies, Inc.	23	84
Power-One, Inc.*	93	82
Flanders Corp.*	20	81
China BAK Battery, Inc.*	44	75
TBS International Ltd. — Class A*	10	74
Dynamic Materials Corp.	8	73
LMI Aerospace, Inc.*	10	72

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Graham Corp.	8	$72
Twin Disc, Inc.	10	69
ACCO Brands Corp.*	70	69
CDI Corp.	7	68
Polypore International, Inc.*	16	64
Hurco Companies, Inc.*	6	64
Casella Waste Systems, Inc. — Class A*	37	63
Beacon Power Corp.*	121	57
PowerSecure International, Inc.*	16	55
Ascent Solar Technologies, Inc.*	13	53
PRG-Schultz International, Inc.*	18	51
Metalico, Inc.*	30	51
Wabash National Corp.	40	49
Omega Flex, Inc.	3	48
Akeena Solar, Inc.*	43	48
Textainer Group Holdings Ltd.	7	47
NCI Building Systems, Inc.*	21	47
COMSYS IT Partners, Inc.*	21	46
Lydall, Inc.*	15	45
CAI International, Inc.*	15	42
Trimas Corp.*	24	42
ICT Group, Inc.*	7	39
American Railcar Industries, Inc.	5	38
Builders FirstSource, Inc.*	18	36
NN, Inc.	28	35
Thermadyne Holdings Corp.*	16	34
Hudson Highland Group, Inc.*	29	32
Sauer, Inc.	11	27
Park-Ohio Holdings Corp.*	8	26
Protection One, Inc.*	8	26
China Architectural Engineering, Inc.*	24	24
Dollar Thrifty Automotive Group, Inc.*	20	23
Coleman Cable Inc.*	10	21
Xerium Technologies, Inc.*	26	17
Medis Technologies Ltd.*	36	16
Commercial Vehicle Group, Inc.*	19	10

Total Industrials		121,889

CONSUMER DISCRETIONARY 4.3%
Netflix, Inc.*	68	2,919

		Market
	Shares	Value

Wendy’s/Arby’s Group, Inc. — Class A	510	$2,565
Corinthian Colleges, Inc.*	115	2,237
Aeropostale, Inc.*	83	2,204
Jack in the Box, Inc.*	76	1,770
Marvel Entertainment, Inc.*	66	1,752
Rent-A-Center, Inc.*	90	1,743
Aaron Rents, Inc.	61	1,626
Tupperware Brands Corp.	94	1,597
Coinstar, Inc.*	45	1,474
Bally Technologies, Inc.*	79	1,455
Tractor Supply Co.*	39	1,406
The Warnaco Group, Inc.*	58	1,392
Carter’s, Inc.*	70	1,317
WMS Industries, Inc.*	61	1,276
Interactive Data Corp.	50	1,243
Chico’s FAS, Inc.*	230	1,235
Matthews International Corp. — Class A	39	1,124
Men’s Wearhouse, Inc.	67	1,014
Polaris Industries, Inc.	47	1,008
Cracker Barrel Old Country Store, Inc.	34	974
Buckle, Inc.	30	958
Fossil, Inc.*	60	942
Cheesecake Factory, Inc.*	80	916
Buffalo Wild Wings, Inc.*	25	915
Wolverine World Wide, Inc.	57	888
CEC Entertainment, Inc.*	33	854
Ryland Group, Inc.	50	833
Sonic Corp.*	83	832
Papa John’s International, Inc.*	36	823
Bob Evans Farms, Inc.	36	807
Capella Education Co.*	15	795
National CineMedia, Inc.	59	778
Under Armour, Inc.*	47	772
P.F. Chang’s China Bistro, Inc.*	33	755
Life Time Fitness, Inc.*	60	754
Tempur-Pedic International, Inc.	102	745
Regis Corp.	50	723
Vail Resorts, Inc.*	35	715
Sally Beauty Holdings, Inc.*	125	710
Iconix Brand Group, Inc.*	80	708
Gymboree Corp.*	33	705
Jos. A. Bank Clothiers, Inc.*	25	695
J. Crew Group, Inc.*	52	685
Sotheby’s	76	684
Pool Corp.	51	683
Collective Brands, Inc.*	70	682

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Arbitron, Inc.	45	$675
Hibbett Sports Inc.*	33	634
Dress Barn, Inc.*	50	615
National Presto Industries, Inc.	10	610
Children’s Place Retail Stores, Inc.*	27	591
Texas Roadhouse, Inc.*	62	591
Timberland Co. — Class A*	49	585
CKE Restaurants, Inc.	68	571
NutriSystem, Inc.	40	571
Callaway Golf Co.	79	567
Genesco, Inc.*	30	565
Pinnacle Entertainment, Inc.*	80	563
HOT Topic, Inc.*	50	560
Unifirst Corp.	20	557
Jo-Ann Stores, Inc.*	34	556
99 Cents Only Stores*	60	554
Cabela’s, Inc. — Class A*	60	547
Deckers Outdoor Corp.*	10	530
Monro Muffler Brake, Inc.	19	519
Fred’s, Inc.	46	519
Steiner Leisure Ltd.*	21	513
Blue Nile, Inc.*	17	513
Ethan Allen Interiors, Inc.	45	507
American Public Education, Inc.*	12	505
Citi Trends, Inc.*	22	504
Gaylord Entertainment Co.*	60	500
Helen of Troy Ltd.*	36	495
Jakks Pacific, Inc.*	40	494
Cato Corp. — Class A	26	475
PetMed Express, Inc.*	28	461
Universal Electronics, Inc.*	25	453
Scholastic Corp.	30	452
Group 1 Automotive, Inc.	32	447
Peet’s Coffee & Tea, Inc.*	20	432
Dillard’s, Inc. — Class A	72	410
Meritage Homes Corp.*	35	400
Weyco Group, Inc.	15	389
The Wet Seal, Inc. — Class A*	115	386
Steven Madden, Ltd.*	20	376
Stage Stores, Inc.	37	373
Brunswick Corp.	108	373
Universal Technical Institute, Inc.*	30	360
Domino’s Pizza, Inc.*	54	354
Red Robin Gourmet Burgers, Inc.*	20	353
Cinemark Holdings, Inc.	37	347

		Market
	Shares	Value

Superior Industries International, Inc.	28	$332
Finish Line, Inc. — Class A	50	331
Ameristar Casinos, Inc.	26	327
Smith & Wesson Holding Corp.*	54	325
Stewart Enterprises, Inc. — Class A	100	324
K-Swiss, Inc. — Class A	37	316
Bebe Stores, Inc.	47	314
hhgregg, Inc.*	22	311
CKX, Inc.*	73	299
Columbia Sportswear Co.	10	299
Pre-Paid Legal Services, Inc.*	10	290
World Wrestling Entertainment, Inc.	25	289
Blyth, Inc.	11	287
Charlotte Russe Holding, Inc.*	35	285
Exide Technologies*	93	279
Maidenform Brands, Inc.*	30	275
Speedway Motorsports, Inc.	23	272
American Greetings Corp. — Class A	53	268
Raser Technologies, Inc.*	64	268
Cooper Tire & Rubber Co.	66	267
BJ’s Restaurants, Inc.*	19	264
Live Nation, Inc.*	96	256
Global Sources Ltd.*	64	248
Dolan Media Co.*	31	244
Ambassadors Group, Inc.	30	244
Skechers U.S.A., Inc. — Class A*	36	240
True Religion Apparel, Inc.*	20	236
Big 5 Sporting Goods Corp.	40	235
FGX International Holdings Ltd.*	20	232
DineEquity, Inc.	19	225
Shutterfly, Inc.*	24	225
Harte-Hanks, Inc.	41	219
Charming Shoppes, Inc.*	155	217
Mediacom Communications Corp.*	53	214
Steak n Shake Co.*	28	212
Quiksilver, Inc.*	165	211
Churchill Downs, Inc.	7	210
Coldwater Creek, Inc.*	83	208
Drew Industries, Inc.*	24	208
Spartan Motors, Inc.	51	205
America’s Car Mart, Inc.*	15	204
PEP Boys-Manny Moe & Jack	46	203

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Ruby Tuesday, Inc.*	68	$199
Asbury Automotive Group, Inc.	46	198
Midas, Inc.*	25	198
California Pizza Kitchen, Inc.*	15	196
Volcom, Inc.*	20	194
Denny’s Corp.*	116	194
Brown Shoe Company, Inc.	50	188
K12 Inc.*	13	181
Haverty Furniture Companies, Inc.	17	179
Christopher & Banks Corp.	43	176
iRobot Corp.*	23	175
Zumiez, Inc.*	18	175
Jackson Hewitt Tax Service, Inc.	33	172
Shuffle Master, Inc.*	60	172
CSS Industries, Inc.	10	170
RCN Corp.*	44	163
Winnebago Industries, Inc.	30	159
Blockbuster, Inc. — Class A*	217	156
Lululemon Athletica, Inc.*	18	156
Stamps.com, Inc.*	16	155
Systemax, Inc.*	12	155
Skyline Corp.	8	152
Hooker Furniture Corp.	18	152
G-III Apparel Group Ltd.*	27	149
DSW, Inc.*	16	149
Pacific Sunwear of California, Inc.*	87	144
Outdoor Channel Holdings, Inc.*	21	143
Cavco Industries, Inc.*	6	142
M/I Homes, Inc.	20	140
Overstock.com, Inc.*	15	137
CROCS, Inc.*	115	137
Marcus Corp.	16	136
Knology, Inc.*	33	136
Movado Group, Inc.	18	136
Shoe Carnival, Inc.*	13	135
Ulta Salon Cosmetics & Fragrance, Inc.*	20	132
Isle of Capri Casinos, Inc.*	25	132
drugstore.com, Inc.*	111	130
Standard-Pacific Corp.*	144	127
Conn’s, Inc.*	9	126
AFC Enterprises, Inc.*	28	126
Amerigon, Inc.*	34	126
RC2 Corp.*	23	121
Krispy Kreme Doughnuts, Inc.*	75	120

		Market
	Shares	Value

Steinway Musical Instruments, Inc.*	10	$120
Cox Radio Inc. — Class A*	29	119
Fisher Communications, Inc.	12	117
American Apparel, Inc.*	40	117
Modine Manufacturing Co.	45	113
Core-Mark Holding Company, Inc.*	6	109
New York & Company, Inc.*	30	107
Morgans Hotel Group Co.*	34	106
Town Sports International Holdings, Inc.*	35	105
Stein Mart, Inc.*	36	104
Grand Canyon Education, Inc.*	6	104
Talbots, Inc.	29	102
Tenneco, Inc.*	60	98
Fuel Systems Solutions, Inc.*	7	94
Valassis Communications, Inc.*	60	94
Dorman Products, Inc.*	10	93
Oxford Industries, Inc.	15	93
Lincoln Educational Services Corp.*	5	92
Build-A-Bear Workshop, Inc.*	15	91
Hovnanian Enterprises, Inc. — Class A*	58	90
Fuqi International, Inc.*	19	89
Great Wolf Resorts, Inc.*	38	89
Luby’s, Inc.*	18	88
Quantum Fuel Systems Technologies Worldwide, Inc.*	110	88
Princeton Review, Inc.*	20	87
Learning Tree International, Inc.*	10	85
Martha Stewart Omnimedia, Inc.*	34	85
ArvinMeritor, Inc.	103	81
O’Charleys, Inc.	27	81
Sealy Corp.*	54	80
Audiovox Corp. — Class A*	23	79
Cherokee, Inc.	5	78
Lumber Liquidators, Inc.*	6	77
La-Z-Boy, Inc.	61	76
Rex Stores Corp.*	7	75
Zale Corp.*	36	70
Belo Corp. — Class A	115	70
Perry Ellis International, Inc.*	20	69
Primedia, Inc.	28	69

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Furniture Brands International, Inc.	47	$69
Playboy Enterprises, Inc. — Class B*	35	69
Orbitz Worldwide, Inc.*	52	67
American Axle & Manufacturing Holdings, Inc.	50	66
Kenneth Cole Productions, Inc. — Class A	10	64
Leapfrog Enterprises, Inc.*	46	63
Landry’s Restaurants, Inc.*	12	63
Lear Corp.*	83	62
Media General, Inc.	32	61
Dover Downs Gaming & Entertainment, Inc.	20	61
Pier 1 Imports, Inc.*	108	60
Rick’s Cabaret International, Inc.*	13	59
Sinclair Broadcast Group, Inc. — Class A	56	58
Wonder Auto Technology, Inc.*	16	57
Monarch Casino & Resort, Inc.*	11	57
1-800-FLOWERS.com, Inc.*	27	56
Gaiam, Inc.*	17	56
Tween Brands, Inc.*	26	56
Dana Holding Corp.*	120	55
Beazer Homes USA, Inc.*	54	55
Retail Ventures, Inc.*	35	53
Tuesday Morning Corp.*	41	52
Champion Enterprises, Inc.*	108	52
Marine Products Corp.	12	51
Stoneridge, Inc.*	24	51
Dover Motorsports, Inc.	27	50
MarineMax, Inc.*	25	49
Bidz.com, Inc.*	12	48
Sonic Automotive, Inc.	30	48
Lodgian, Inc.*	22	46
Borders Group, Inc.*	68	43
Syms Corp.*	7	43
McClatchy Company — Class A	83	41
Cumulus Media, Inc. — Class A*	40	40
Cache, Inc.*	14	40
Bluegreen Corp.*	22	38
Journal Communications, Inc. — Class A	51	38
Brookfield Homes Corp.	11	38

		Market
	Shares	Value

Entercom Communications Corp.	33	$36
Ruth’s Chris Steak House*	30	36
Lin TV Corp. — Class A*	32	36
Unifi, Inc.*	48	31
Casual Male Retail Group, Inc.*	60	29
Einstein Noah Restaurant Group, Inc.*	5	29
RHI Entertainment*	18	27
Hayes Lemmerz International, Inc.*	143	26
Six Flags, Inc.*	90	24
Global Traffic Network, Inc.*	8	24
Russ Berrie & Company, Inc.*	18	24
Entravision Communications Corp. — Class A*	72	19
Nautilus, Inc.*	29	18
Gray Television, Inc.	57	18
Palm Harbor Homes, Inc.*	8	18
Crown Media Holdings, Inc. — Class A*	8	16
AH Belo Corp. — Class A	16	16
Riviera Holdings Corp.*	15	15
Lee Enterprises, Inc.	53	15
Libbey, Inc.	16	15
Charter Communications, Inc. — Class A*	522	11

Total Consumer Discretionary		99,899

UTILITIES 1.6%
ITC Holdings Corp.	65	2,835
Piedmont Natural Gas Co.	101	2,615
Westar Energy, Inc.	136	2,384
WGL Holdings, Inc.	60	1,968
Cleco Corp.	76	1,648
New Jersey Resources Corp.	48	1,631
Nicor, Inc.	47	1,562
Laclede Group, Inc.	40	1,559
Northwest Natural Gas Co.	35	1,520
NorthWestern Corp.	64	1,375
Portland General Electric Co.	77	1,354
Southwest Gas Corp.	63	1,327
IDACORP, Inc.	56	1,308
South Jersey Industries, Inc.	35	1,225
Unisource Energy Corp.	35	987
Mge Energy, Inc.	30	941
Black Hills Corp.	50	894
Avista Corp.	64	882
PNM Resources, Inc.	104	859

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

CH Energy Group, Inc.	18	$844
UIL Holding Corp.	36	804
El Paso Electric Co.*	57	803
Allete, Inc.	30	801
California Water Service Group	18	753
Empire District Electric Co.	43	621
American States Water Co.	16	581
Ormat Technologies, Inc.	21	577
SJW Corp.	20	509
Connecticut Water Service, Inc.	20	406
Middlesex Water Co.	17	245
Chesapeake Utilities Corp.	8	244
Consolidated Water Company, Inc.	16	174
Central Vermont Public Service Corp.	10	173
Southwest Water Co.	31	133
Cadiz, Inc.*	13	104
US Geothermal, Inc.*	89	63
Synthesis Energy Systems, Inc.*	34	22

Total Utilities		36,731

ENERGY 1.5%
EXCO Resources, Inc.*	185	1,850
Comstock Resources, Inc.*	60	1,788
Concho Resources, Inc.*	68	1,740
Arena Resources, Inc.*	60	1,529
Dril-Quip, Inc.*	39	1,197
Nordic American Tanker Shipping	40	1,172
Bill Barrett Corp.*	48	1,068
World Fuel Services Corp.	33	1,044
GulfMark Offshore, Inc.*	37	883
Lufkin Industries, Inc.	22	833
Contango Oil & Gas Co.*	20	784
Goodrich Petroleum Corp.*	36	697
USEC, Inc.*	145	696
Gran Tierra Energy, Inc.*	249	625
Bristow Group, Inc.*	26	557
Penn Virginia Corp.	50	549
Berry Petroleum Co. — Class A	48	526
Hornbeck Offshore Services, Inc.*	34	518
CARBO Ceramics, Inc.	16	455
General Maritime Corp.	65	455
James River Coal Co.*	36	444
Atlas America, Inc.	50	438

		Market
	Shares	Value

NATCO Group, Inc.*	23	$435
Western Refining, Inc.	36	430
Cal Dive International, Inc.*	61	413
Alon USA Energy, Inc.	30	411
Carrizo Oil & Gas, Inc.*	45	400
McMoRan Exploration Co.*	83	390
Vaalco Energy, Inc.*	73	386
Willbros Group, Inc.*	38	369
Rosetta Resources, Inc.*	66	327
Clayton Williams Energy, Inc.*	11	322
Ship Finance International Ltd.	48	315
Basic Energy Services, Inc.*	47	304
Swift Energy Co.*	41	299
Knightsbridge Tankers Ltd.	20	291
BPZ Resources, Inc.*	78	289
Newpark Resources, Inc.*	112	283
Dawson Geophysical Co.*	20	270
International Coal Group, Inc.*	165	266
Panhandle Oil and Gas, Inc. — Class A	15	257
Cheniere Energy, Inc.*	60	256
Matrix Service Co.*	31	255
Parker Drilling Co.*	138	254
Petroleum Development Corp.*	20	236
Delek US Holdings, Inc.	21	218
Bronco Drilling Company, Inc.*	40	210
DHT Maritime, Inc.	54	207
RPC, Inc.	30	199
Complete Production Services, Inc.*	64	197
Clean Energy Fuels Corp.*	32	195
Pioneer Drilling Co.*	59	194
Evergreen Energy Inc.*	138	192
Teekay Tankers Ltd.	20	190
Golar LNG Ltd.	53	182
ION Geophysical Corp.*	114	178
Harvest Natural Resources, Inc.*	52	176
CVR Energy, Inc.*	30	166
PHI, Inc.*	16	160
Oilsands Quest, Inc.*	205	148
FX Energy, Inc.*	53	147
Stone Energy Corp.*	44	147
T-3 Energy Services, Inc. — Class A*	12	141
ENGlobal Corp.*	30	136
ATP Oil & Gas Corp.*	26	133

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

OYO Geospace Corp.*	10	$131
Northern Oil And Gas, Inc.*	35	126
Petroquest Energy, Inc.*	51	122
Endeavour International Corp.*	139	121
Rentech, Inc.*	212	117
Brigham Exploration Co.*	58	110
GMX Resources, Inc.*	16	104
Superior Well Services, Inc.*	20	103
Bolt Technology Corp.*	14	100
Crosstex Energy, Inc.	57	94
Delta Petroleum Corp.*	77	92
Georesources, Inc.*	13	87
Gulfport Energy Corp.*	35	81
Gulf Island Fabrication, Inc.	10	80
Allis-Chalmers Energy, Inc.*	40	77
Union Drilling, Inc.*	20	76
Sulphco, Inc.*	68	73
Warren Resources, Inc.*	70	67
Parallel Petroleum Corp.*	51	65
Toreador Resources Corp.	26	65
Natural Gas Services Group, Inc.*	7	63
Approach Resources, Inc.*	10	62
Energy XXI Bermuda Ltd.	160	60
Rex Energy Corp.*	20	57
National Coal Corp.*	41	56
Venoco, Inc.*	16	53
Westmoreland Coal Co.*	7	50
Abraxas Petroleum Corp.*	48	49
Gasco Energy, Inc.*	121	47
RAM Energy Resources, Inc.*	58	42
Double Eagle Petroleum Co.*	8	41
Trico Marine Services, Inc.*	19	40
GeoGlobal Resources, Inc.*	52	37
Mitcham Industries, Inc.*	9	34
Tri-Valley Corp.*	30	34
Houston American Energy Corp.	18	33
BMB Munai, Inc.*	56	32
American Oil & Gas, Inc.*	40	31
Uranium Resources, Inc.*	65	31
Cano Petroleum, Inc.*	60	26
Callon Petroleum Co.*	23	25
Meridian Resource Corp.*	91	19
GreenHunter Energy, Inc.*	10	19
Pacific Ethanol, Inc.*	54	18
TXCO Resources, Inc.*	43	18
Geokinetics, Inc.*	5	16
GeoMet, Inc.*	26	15

		Market
	Shares	Value

Quest Resource Corp.*	37	$12

Total Energy		33,733

CONSUMER STAPLES 1.4%
Ralcorp Holdings, Inc.*	69	3,718
Flowers Foods, Inc.	95	2,231
Casey’s General Stores, Inc.	71	1,893
Lancaster Colony Corp.	28	1,161
United Natural Foods, Inc.*	60	1,138
TreeHouse Foods, Inc.*	39	1,123
Ruddick Corp.	49	1,100
Universal Corp.	31	928
Chattem, Inc.*	16	897
J&J Snack Foods Corp.	25	865
Green Mountain Coffee Roasters, Inc.*	18	864
Fresh Del Monte Produce, Inc.*	48	788
Winn-Dixie Stores, Inc.*	79	755
Sanderson Farms, Inc.	20	751
Nu Skin Enterprises, Inc.	65	682
Hain Celestial Group, Inc.*	47	669
Tootsie Roll Industries, Inc.	30	643
Vector Group Ltd.	47	611
Spartan Stores, Inc.	39	601
Nash Finch Co.	21	590
Central Garden and Pet Co. — Class A*	78	587
Diamond Foods, Inc.	21	587
Pantry, Inc.*	33	581
WD-40 Co.	23	555
Lance, Inc.	26	541
Smart Balance, Inc.*	87	526
Coca-Cola Bottling Company Consolidated	10	521
Cal-Maine Foods, Inc.	21	470
Boston Beer Company, Inc. — Class A*	22	459
Darling International, Inc.*	120	445
Village Super Market	14	436
Chiquita Brands International, Inc.*	63	418
Alliance One International, Inc.*	107	411
Weis Markets, Inc.	12	373
Pricesmart, Inc.	20	360
Star Scientific, Inc.*	79	338
American Oriental Bioengineering, Inc.*	83	320
Andersons, Inc.	22	311
Susser Holdings Corp.*	23	309

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

USANA Health Sciences, Inc.*	11	$246
Zhongpin, Inc.*	26	231
Great Atlantic & Pacific Tea Company, Inc*	43	228
Prestige Brands Holdings, Inc. — Class A*	43	223
National Beverage Corp.*	20	183
American Dairy, Inc.*	10	169
Elizabeth Arden, Inc.*	27	157
B&G Foods, Inc.	30	156
Alico, Inc.	6	144
Farmer Brothers Co.	8	142
Ingles Markets, Inc. — Class A	8	119
Inter Parfums, Inc.	17	99
Calavo Growers, Inc.	8	96
China Sky One Medical, Inc.*	8	92
HQ Sustainable Maritime Industries, Inc.*	12	92
Omega Protein Corp.*	33	87
Imperial Sugar Company, Inc.	11	79
Mannatech, Inc.	22	73
Synutra International, Inc.*	8	66
Schiff Nutrition International, Inc.*	14	63
AgFeed Industries, Inc.*	18	41
Lifeway Foods, Inc.*	5	39
Reddy Ice Holdings, Inc.	21	31

Total Consumer Staples		33,412

MATERIALS 1.3%
Compass Minerals International, Inc.	41	2,311
Royal Gold, Inc.	48	2,245
Silgan Holdings, Inc.	36	1,891
Olin Corp.	100	1,427
Sensient Technologies Corp.	60	1,410
Rock-Tenn Co. — Class A	49	1,325
Minerals Technologies, Inc.	30	962
NewMarket Corp.	20	886
Worthington Industries, Inc.	95	827
Calgon Carbon Corp.*	56	794
OM Group, Inc.*	41	792
H.B. Fuller Co.	60	780
Coeur d’Alene Mines Corp.*	699	657
Texas Industries, Inc.	25	625
W.R. Grace & Co.*	96	607
Balchem Corp.	22	553
Arch Chemicals, Inc.	29	550
Westlake Chemical Corp.	35	512

		Market
	Shares	Value

Koppers Holdings, Inc.	35	$508
Rockwood Holdings, Inc.*	62	492
Kaiser Aluminum Corp.	19	439
Amcol International Corp.	28	416
United States Lime & Minerals, Inc.*	15	410
A. Schulman, Inc.	30	407
Glatfelter	64	399
Deltic Timber Corp.	10	394
American Vanguard Corp.	30	387
Hecla Mining Co.*	193	386
Schweitzer-Mauduit International, Inc.	19	351
Louisiana-Pacific Corp.	143	319
Allied Nevada Gold Corp.*	53	310
RTI International Metals, Inc.*	26	304
Wausau Paper Corp.	56	295
Zep, Inc.	28	286
PolyOne Corp.*	120	277
Brush Engineered Materials, Inc.*	18	250
Zoltek Companies, Inc.*	36	245
Horsehead Holding Corp.*	42	231
Solutia, Inc.*	120	224
LSB Industries, Inc.*	20	198
Myers Industries, Inc.	32	196
Haynes International, Inc.*	11	196
Stepan Co.	7	191
Stillwater Mining Co.*	49	181
A.M. Castle & Co.	20	178
GenTek, Inc.*	10	175
Landec Corp.*	30	167
Quaker Chemical Corp.	20	159
AEP Industries, Inc.*	10	153
Headwaters, Inc.*	48	151
Graphic Packaging Holding Co.*	171	149
Bway Holding Co.*	15	118
Clearwater Paper Corp.*	14	112
ShengdaTech, Inc.*	36	112
Buckeye Technologies, Inc.*	48	102
Innospec, Inc.	27	102
Spartech Corp.	40	98
Olympic Steel, Inc.	6	91
Innophos Holdings, Inc.	8	90
U S Concrete, Inc.*	43	86
General Moly, Inc.*	77	82
NL Industries, Inc.	8	80
Ferro Corp.	49	70
ICO, Inc.*	34	70
Universal Stainless & Alloy*	7	68

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Neenah Paper, Inc.	16	$58
General Steel Holdings, Inc.*	20	53
KapStone Paper and Packaging Corp.*	21	52
Penford Corp.	14	51
Flotek Industries, Inc.*	25	39
AbitibiBowater, Inc.*	64	35
Boise, Inc.*	43	26
Mercer International, Inc.*	36	24
China Precision Steel, Inc.*	16	19
Sutor Technology Group Ltd.*	12	17
Verso Paper Corp.	17	11
China Direct, Inc.*	8	10

Total Materials		30,254

TELECOMMUNICATION SERVICES 0.4%
tw telecom Inc.*	195	1,706
Syniverse Holdings, Inc.*	83	1,308
Cincinnati Bell, Inc.*	292	672
NTELOS Holdings Corp.	36	653
Shenandoah Telecommunications Co.	28	638
Centennial Communications Corp.*	76	628
Premiere Global Services, Inc.*	68	600
Cbeyond, Inc.*	28	527
Iowa Telecommunications Services, Inc.	38	436
Alaska Communications Systems Group, Inc.	63	422
Cogent Communications Group, Inc.*	55	396
General Communication, Inc. — Class A*	54	361
Consolidated Communications Holdings, Inc.	30	308
USA Mobility, Inc.	30	276
Global Crossing*	32	224
PAETEC Holding Corp.*	150	216
iPCS, Inc. — Class A*	16	155
Atlantic Tele-Network, Inc.	6	115
Fairpoint Communications, Inc.	115	90
Virgin Mobile USA, Inc. — Class A*	41	53
ICO Global Communications Holdings Ltd.*	143	50
TerreStar Corp.*	78	44

		Market
	Shares	Value

FiberTower Corp.*	158	$32
IDT Corp.*	26	30
Vonage Holdings Corp.*	73	29
Ibasis, Inc.*	41	27
Globalstar, Inc.*	64	22

Total Telecommunication Services		10,018

Total Common Stocks
(Cost $776,340)		805,161

RIGHTS 0.0%
FINANCIALS 0.0%
United America Indemnity Ltd.* Expires 04/06/09	60	28

Total Financials		28

Total Rights (Cost $86)		28

	Face
	Amount

REPURCHASE AGREEMENTS † 39.8%
Mizuho Financial Group, Inc.
Issued 03/31/09 at
0.16% due 04/01/09	$237,457	237,457
UBS Financial Services, Inc.
Issued 03/31/09 at
0.11% due 04/01/09	237,457	237,457
Morgan Stanley Issued
03/31/09 at 0.05% due
04/01/09	237,457	237,457
Credit Suisse Group Issued
03/31/09 at 0.15% due
04/01/09	207,893	207,893

Total Repurchase Agreements
(Cost $920,264)		920,264

Total Investments 74.6%
(Cost $1,696,690)		$1,725,425

Other Assets in Excess of Liabilities – 25.4%		$587,554

Net Assets – 100.0%		$2,312,979

		Unrealized
	Contracts	Gain

Futures Contracts Purchased
June 2009 Russell 2000 Index
Mini Futures Contracts
(Aggregate Market Value of Contracts $1,130,490)	27	$18,186

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Unrealized
	Units	Gain (Loss)

Equity Index Swap Agreements
Goldman Sachs International
April 2009 Russell 2000 Index
Swap, Terminating 04/06/09††
(Notional Market Value of
Contracts $2,502,548)	5,920	$91,918
Credit Suisse Capital, LLC June
2009 Russell 2000 Index
Swap, Terminating 06/26/09††
(Notional Market Value of
Contracts $247,642)	586	(2,067)

(Total Notional Market Value of Contracts $2,750,190)		$89,851

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

VARIABLE ANNUITY S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 41.7%

INFORMATION TECHNOLOGY 7.5%
Microsoft Corp.	8,560	$157,247
International Business Machines Corp.	1,500	145,335
Cisco Systems, Inc.*	6,530	109,508
Apple, Inc.*	1,001	105,225
Google, Inc. — Class A*	270	93,976
Intel Corp.	6,232	93,792
Hewlett-Packard Co.	2,680	85,921
Oracle Corp.	4,290	77,520
Qualcomm, Inc.	1,855	72,178
EMC Corp*	2,250	25,650
Texas Instruments, Inc.	1,430	23,609
Corning, Inc.	1,742	23,116
Automatic Data Processing, Inc.	570	20,041
Yahoo!, Inc.*	1,557	19,945
Dell, Inc.*	1,942	18,410
Applied Materials, Inc.	1,489	16,007
eBay, Inc.*	1,212	15,223
Symantec Corp.*	920	13,745
MasterCard, Inc.	80	13,398
Adobe Systems, Inc.*	590	12,620
Motorola, Inc.	2,551	10,791
Western Union Co.	788	9,905
Intuit, Inc.*	358	9,666
Broadcom Corp. — Class A*	480	9,590
Paychex, Inc.	356	9,139
Juniper Networks, Inc.*	590	8,885
CA, Inc.	450	7,925
BMC Software, Inc.*	209	6,897
Cognizant Technology Solutions Corp. — Class A*	329	6,840
Electronic Arts, Inc.*	360	6,548
Analog Devices, Inc.	330	6,359
Computer Sciences Corp.*	170	6,263
Fiserv, Inc.*	170	6,198
Sun Microsystems, Inc.*	828	6,061
Agilent Technologies, Inc.*	390	5,994
NVIDIA Corp.*	600	5,916
Xilinx, Inc.	308	5,901
Altera Corp.	330	5,792
Linear Technology Corp.	250	5,745
Tyco Electronics Ltd.	510	5,630
McAfee, Inc.*	168	5,628
NetApp, Inc.*	370	5,491
Amphenol Corp.	190	5,413
Affiliated Computer Services, Inc. — Class A*	110	5,268

		Market
	Shares	Value

Citrix Systems, Inc.*	200	$4,528
Microchip Technology, Inc.	210	4,450
Xerox Corp.	970	4,414
Harris Corp.	150	4,341
Autodesk, Inc.*	250	4,203
VeriSign, Inc.*	220	4,151
MEMC Electronic Materials, Inc.*	250	4,123
Salesforce.com, Inc.*	120	3,928
KLA-Tencor Corp.	190	3,800
Fidelity National Information Services, Inc.	206	3,749
Akamai Technologies, Inc.*	188	3,647
Flir Systems, Inc.*	169	3,461
Micron Technology, Inc.*	851	3,455
Teradata Corp.*	198	3,212
SanDisk Corp.*	250	3,163
Total System Services, Inc.	220	3,038
National Semiconductor Corp.	218	2,239
LSI Logic Corp.*	730	2,219
Molex, Inc.	160	2,198
Tellabs, Inc.*	440	2,015
Advanced Micro Devices, Inc.*	630	1,922
Compuware Corp.*	280	1,845
Novellus Systems, Inc.*	110	1,829
Novell, Inc.*	393	1,674
QLogic Corp.*	140	1,557
Lexmark International, Inc.*	88	1,485
Jabil Circuit, Inc.	236	1,312
Convergys Corp.*	140	1,131
Teradyne, Inc.*	192	841
JDS Uniphase Corp.*	240	780
Ciena Corp.*	100	778

Total Information Technology		1,395,799

HEALTH CARE 6.4%
Johnson & Johnson	3,100	163,060
Pfizer, Inc.	7,552	102,858
Abbott Laboratories	1,734	82,712
Wyeth	1,492	64,216
Merck & Company, Inc.	2,362	63,183
Amgen, Inc.*	1,160	57,443
Bristol-Myers Squibb Co.	2,223	48,728
Gilead Sciences, Inc.*	1,020	47,246
Schering-Plough Corp.	1,823	42,932
Eli Lilly & Co.	1,139	38,054
Medtronic, Inc.	1,248	36,779
Baxter International, Inc.	690	35,342
UnitedHealth Group, Inc.	1,361	28,486
Medco Health Solutions, Inc.*	550	22,737

 1

VARIABLE ANNUITY S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Celgene Corp.*	510	$22,644
WellPoint, Inc.*	560	21,263
Covidien Ltd.	562	18,681
Becton, Dickinson & Co.	270	18,155
Genzyme Corp.*	305	18,114
Biogen Idec, Inc.*	338	17,718
Allergan, Inc.	353	16,859
Thermo Fisher Scientific, Inc.*	470	16,765
St. Jude Medical, Inc.*	390	14,169
Boston Scientific Corp.*	1,677	13,332
Express Scripts, Inc.*	284	13,112
Cardinal Health, Inc.	400	12,592
Aetna, Inc.	510	12,408
McKesson Corp.	310	10,862
C.R. Bard, Inc.	120	9,566
Stryker Corp.	270	9,191
Zimmer Holdings, Inc.*	250	9,125
Quest Diagnostics, Inc.	170	8,072
Forest Laboratories, Inc.*	342	7,510
Laboratory Corporation of America Holdings*	120	7,019
Life Technologies Corp.*	200	6,496
AmerisourceBergen Corp.	180	5,879
Hospira, Inc.*	180	5,555
Cephalon, Inc.*	80	5,448
CIGNA Corp.	300	5,277
DaVita, Inc.*	118	5,186
Humana, Inc.*	190	4,955
DENTSPLY International, Inc.	170	4,564
Mylan Laboratories, Inc.*	340	4,559
Varian Medical Systems, Inc.*	140	4,262
Waters Corp.*	110	4,065
Intuitive Surgical, Inc.*	40	3,814
Watson Pharmaceuticals, Inc.*	120	3,733
Millipore Corp.*	60	3,445
IMS Health, Inc.	200	2,494
Coventry Health Care, Inc.*	168	2,174
King Pharmaceuticals, Inc.*	280	1,980
Patterson Companies, Inc.*	99	1,867
PerkinElmer, Inc.	130	1,660
Tenet Healthcare Corp.*	473	549

Total Health Care		1,188,895

ENERGY 5.4%
Exxon Mobil Corp.	5,530	376,593
Chevron Corp.	2,240	150,618
ConocoPhillips	1,660	65,006

		Market
	Shares	Value

Schlumberger Ltd.	1,343	$54,553
Occidental Petroleum Corp.	910	50,641
Apache Corp.	378	24,226
Devon Energy Corp.	500	22,345
Marathon Oil Corp.	791	20,795
Anadarko Petroleum Corp.	520	20,223
XTO Energy, Inc.	648	19,842
Hess Corp.	320	17,344
Halliburton Co.	1,004	15,532
EOG Resources, Inc.	280	15,333
National-Oilwell Varco, Inc.*	470	13,494
Southwestern Energy Co.*	392	11,638
Chesapeake Energy Corp.	633	10,799
Noble Energy, Inc.	200	10,776
Valero Energy Corp.	580	10,382
Spectra Energy Corp.	720	10,181
Baker Hughes, Inc.	350	9,992
Murphy Oil Corp.	210	9,402
Peabody Energy Corp.	300	7,512
Williams Companies, Inc.	649	7,386
Range Resources Corp.	168	6,915
Smith International, Inc.	246	5,284
Cameron International Corp.*	240	5,263
Consol Energy, Inc.	200	5,048
Diamond Offshore Drilling, Inc.	80	5,029
El Paso Corp.	780	4,875
ENSCO International, Inc.	158	4,171
Sunoco, Inc.	140	3,707
BJ Services Co.	328	3,264
Nabors Industries Ltd.*	320	3,197
Cabot Oil & Gas Corp.	118	2,781
Pioneer Natural Resources Co.	130	2,141
Tesoro Corp.	150	2,020
Rowan Companies, Inc.	130	1,556
Massey Energy Co.	100	1,012

Total Energy		1,010,876

CONSUMER STAPLES 5.3%
Procter & Gamble Co.	3,280	154,455
Wal-Mart Stores, Inc.	2,496	130,042
Coca-Cola Co.	2,232	98,096
PepsiCo, Inc.	1,740	89,575
Philip Morris International, Inc.	2,240	79,699
CVS Caremark Corp.	1,632	44,864
Altria Group, Inc.	2,311	37,022
Kraft Foods, Inc.	1,640	36,556
Colgate-Palmolive Co.	560	33,029
Walgreen Co.	1,110	28,816

 2

VARIABLE ANNUITY S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Costco Wholesale Corp.	490	$22,697
Kimberly-Clark Corp.	460	21,211
Archer-Daniels-Midland Co.	722	20,057
General Mills, Inc.	370	18,456
Kroger Co.	728	15,448
Sysco Corp.	660	15,048
H.J. Heinz Co.	356	11,769
Lorillard, Inc.	190	11,731
Kellogg Co.	290	10,623
Safeway, Inc.	477	9,631
Avon Products, Inc.	477	9,173
ConAgra Foods, Inc.	500	8,435
Clorox Co.	160	8,237
Reynolds American, Inc.	190	6,810
Hershey Co.	190	6,602
Sara Lee Corp.	780	6,302
Campbell Soup Co.	230	6,293
Molson Coors Brewing Co. — Class B	170	5,828
J.M. Smucker Co.	130	4,845
Dr Pepper Snapple Group, Inc.*	280	4,735
Coca-Cola Enterprises, Inc.	350	4,616
McCormick & Company, Inc.	150	4,435
Brown-Forman Corp. — Class B	110	4,271
SUPERVALU, INC.	240	3,427
Pepsi Bottling Group, Inc.	147	3,255
Tyson Foods, Inc. — Class A	345	3,239
Estee Lauder Companies, Inc. — Class A	130	3,204
Dean Foods Co.*	166	3,001
Whole Foods Market, Inc.	160	2,688
Constellation Brands, Inc. — Class A*	220	2,618
Hormel Foods Corp.	80	2,537

Total Consumer Staples		993,376

FINANCIALS 4.5%
JPMorgan Chase & Co.	4,211	111,928
Wells Fargo & Co.	4,742	67,526
Goldman Sachs Group, Inc.	517	54,812
Bank of America Corp.	7,174	48,927
Bank of New York Mellon Corp.	1,287	36,358
U.S. Bancorp	1,962	28,665
Morgan Stanley	1,200	27,324
Travelers Companies, Inc.	648	26,335
MetLife, Inc.	917	20,880
American Express Co.	1,314	17,910
CME Group, Inc.	70	17,247

		Market
	Shares	Value

Chubb Corp.	390	$16,505
Charles Schwab Corp.	1,047	16,228
Citigroup, Inc.	6,136	15,524
Northern Trust Corp.	246	14,716
State Street Corp.	477	14,682
PNC Financial Services Group, Inc.	478	14,001
Aon Corp.	314	12,817
Marsh & McLennan Companies, Inc.	580	11,745
Allstate Corp.	610	11,681
BB&T Corp.	634	10,727
Progressive Corp.*	763	10,255
AFLAC, Inc.	520	10,067
Simon Property Group, Inc.	281	9,734
Franklin Resources, Inc.	170	9,158
Prudential Financial, Inc.	470	8,939
Loews Corp.	398	8,796
T. Rowe Price Group, Inc.	290	8,369
Public Storage	138	7,624
People’s United Financial, Inc.	390	7,008
Hudson City Bancorp, Inc.	590	6,897
IntercontinentalExchange, Inc.*	80	5,958
Invesco Ltd.	420	5,821
Equity Residential	307	5,633
Plum Creek Timber
Company, Inc. (REIT)	190	5,523
Capital One Financial Corp.	441	5,398
Vornado Realty Trust	160	5,318
NYSE Euronext	290	5,191
HCP, Inc.	288	5,141
Ameriprise Financial, Inc.	245	5,020
Boston Properties, Inc.	140	4,904
Moody’s Corp.	210	4,813
SunTrust Banks, Inc.	400	4,696
Unum Group	370	4,625
KeyCorp	550	4,328
AvalonBay Communities, Inc.	90	4,235
Cincinnati Financial Corp.	180	4,117
M&T Bank Corp.	90	4,072
Health Care REIT, Inc.	130	3,977
Ventas, Inc.	160	3,618
Discover Financial Services	543	3,426
Regions Financial Corp.	780	3,323
Comerica, Inc.	170	3,113
American International
Group, Inc.	3,008	3,008
Leucadia National Corp.*	200	2,978
Hartford Financial Services
Group, Inc.	370	2,905
Nasdaq Stock Market, Inc.*	148	2,898

 3

VARIABLE ANNUITY S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Assurant, Inc.	130	$2,831
First Horizon National Corp.	240	2,582
SLM Corp.*	519	2,569
Legg Mason, Inc.	160	2,544
Torchmark Corp.	90	2,361
Principal Financial Group, Inc.	288	2,356
Host Hotels & Resorts, Inc.	590	2,313
Federated Investors, Inc. — Class B	100	2,226
XL Capital Ltd.	380	2,075
KIMCO Realty Corp.	259	1,974
ProLogis	303	1,970
Lincoln National Corp.	288	1,927
Fifth Third Bancorp	647	1,889
Marshall & Ilsley Corp.	308	1,734
Zions Bancorporation	140	1,376
CIT Group, Inc.	440	1,254
Janus Capital Group, Inc.	182	1,210
CB Richard Ellis Group, Inc. — Class A*	250	1,008
Genworth Financial, Inc. — Class A	490	931
MBIA, Inc.*	190	870
E*Trade Financial Corp.*	637	815
Apartment Investment & Management Co. — Class A	141	773
Huntington Bancshares, Inc.	410	681

Total Financials		837,693

INDUSTRIALS 4.0%
General Electric Co.	11,821	119,510
United Parcel Service, Inc. — Class B	1,110	54,634
United Technologies Corp.	1,050	45,129
3M Co.	782	38,881
Boeing Co.	820	29,176
Lockheed Martin Corp.	373	25,748
Emerson Electric Co.	850	24,293
Union Pacific Corp.	560	23,022
Honeywell International, Inc.	822	22,901
Caterpillar, Inc.	678	18,957
Burlington Northern Santa Fe Corp.	310	18,646
General Dynamics Corp.	430	17,884
Raytheon Co.	450	17,523
Northrop Grumman Corp.	370	16,147
Danaher Corp.	290	15,724
FedEx Corp.	350	15,571
Deere & Co.	470	15,449

		Market
	Shares	Value

Waste Management, Inc.	548	$14,029
Norfolk Southern Corp.	410	13,837
Illinois Tool Works, Inc.	430	13,265
CSX Corp.	450	11,632
Paccar, Inc.	410	10,562
Precision Castparts Corp.	160	9,584
L-3 Communications
Holdings, Inc.	130	8,814
CH Robinson Worldwide, Inc.	190	8,666
ITT Corporation	200	7,694
Eaton Corp.	190	7,003
Fluor Corp.	200	6,910
Expeditors International of Washington, Inc.	240	6,790
Republic Services, Inc.	358	6,140
Parker Hannifin Corp.	180	6,116
Rockwell Collins, Inc.	180	5,875
Pitney Bowes, Inc.	250	5,837
Cummins, Inc.	228	5,803
Dover Corp.	210	5,540
Goodrich Corp.	144	5,456
Jacobs Engineering Group, Inc.*	140	5,412
Southwest Airlines Co.	830	5,254
Ingersoll-Rand Co. — Class A	360	4,968
Cooper Industries Ltd. — Class A	190	4,913
Stericycle, Inc.*	100	4,773
Iron Mountain, Inc.*	210	4,656
W.W. Grainger, Inc.	66	4,632
Dun & Bradstreet Corp.	60	4,620
Fastenal Co.	140	4,502
Cintas Corp.	150	3,708
Rockwell Automation, Inc.	158	3,451
Equifax, Inc.	140	3,423
Flowserve Corp.	60	3,367
Avery Dennison Corp.	142	3,172
Robert Half International, Inc.	170	3,031
Masco Corp.	400	2,792
Pall Corp.	128	2,615
RR Donnelley & Sons Co.	230	1,686
Ryder System, Inc.	59	1,670
Textron, Inc.	270	1,550
Monster Worldwide, Inc.*	137	1,117
Manitowoc Co., Inc.	150	491

Total Industrials		754,551

CONSUMER DISCRETIONARY 3.7%
McDonald’s Corp.	1,250	68,212
Home Depot, Inc.	1,900	44,764

 4

VARIABLE ANNUITY S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Comcast Corp. — Class A	3,220	$43,921
Walt Disney Co.	2,080	37,773
Lowe’s Companies, Inc.	1,641	29,948
Target Corp.	842	28,956
Amazon.com, Inc.*	360	26,438
Time Warner, Inc.	1,342	25,894
Nike, Inc. — Class B	430	20,163
News Corp. — Class A	2,569	17,007
Staples, Inc.	798	14,452
Kohl’s Corp.*	340	14,389
Best Buy Company, Inc.	379	14,387
Yum! Brands, Inc.	520	14,290
DIRECTV Group, Inc.*	600	13,674
TJX Companies, Inc.	472	12,102
Viacom, Inc. — Class B*	680	11,818
Carnival Corp.	490	10,584
Apollo Group, Inc. — Class A*	118	9,243
Starbucks Corp.*	826	9,177
Time Warner Cable, Inc.	337	8,352
Omnicom Group, Inc.	350	8,190
McGraw-Hill Companies, Inc.	358	8,187
Johnson Controls, Inc.	667	8,004
Bed Bath & Beyond, Inc.*	301	7,450
Ford Motor Co.*	2,679	7,046
H&R Block, Inc.	385	7,003
The Gap, Inc.	518	6,729
AutoZone, Inc.*	40	6,505
Coach, Inc.*	360	6,012
Sherwin-Williams Co.	110	5,717
VF Corp.	100	5,711
O’Reilly Automotive, Inc.*	160	5,602
Darden Restaurants, Inc.	160	5,482
Marriott International, Inc. — Class A	330	5,399
Genuine Parts Co.	180	5,375
Family Dollar Stores, Inc.	160	5,339
GameStop Corp. — Class A*	180	5,044
J.C. Penney Company, Inc.	250	5,017
Mattel, Inc.	398	4,589
Macy’s, Inc.	480	4,272
Fortune Brands, Inc.	170	4,173
Washington Post Co. — Class B	10	3,571
Harley-Davidson, Inc.	260	3,481
Hasbro, Inc.	136	3,409
International Game Technology, Inc.	330	3,043
D.R. Horton, Inc.	306	2,968
Nordstrom, Inc.	177	2,965
Tiffany & Co.	136	2,932
CBS Corp.	760	2,918

		Market
	Shares	Value

Sears Holdings Corp.*	60	$2,743
Starwood Hotels & Resorts Worldwide, Inc.	212	2,692
Pulte Homes, Inc.	240	2,623
Stanley Works	90	2,621
Limited Brands, Inc.	300	2,610
Polo Ralph Lauren Corp.	60	2,535
Abercrombie & Fitch Co. — Class A	102	2,428
Whirlpool Corp.	80	2,367
Leggett & Platt, Inc.	180	2,338
Scripps Networks Interactive, Inc.	100	2,251
Black & Decker Corp.	70	2,209
Interpublic Group of Companies, Inc.*	532	2,192
Expedia, Inc.*	226	2,052
Big Lots, Inc.*	98	2,036
Snap-On, Inc.	80	2,008
Newell Rubbermaid, Inc.	309	1,971
Goodyear Tire & Rubber Co.*	270	1,690
AutoNation, Inc.*	120	1,666
Wynn Resorts Ltd.*	70	1,398
General Motors Corp.	678	1,315
Lennar Corp. — Class A	160	1,202
RadioShack Corp.	140	1,200
KB HOME	90	1,186
Eastman Kodak Co.	300	1,140
Centex Corp.	140	1,050
Harman International Industries, Inc.	68	920
Wyndham Worldwide Corp.	200	840
Meredith Corp.	40	666
New York Times Co. — Class A	136	615
Gannett Co., Inc.	260	572
Office Depot, Inc.*	310	406

Total Consumer Discretionary		681,219

UTILITIES 1.8%
Exelon Corp.	737	33,452
Southern Co.	868	26,578
FPL Group, Inc.	456	23,133
Duke Energy Corp.	1,432	20,506
Dominion Resources, Inc.	653	20,236
Public Service Enterprise Group, Inc.	569	16,768
PG&E Corp.	410	15,670
Entergy Corp.	210	14,299

 5

VARIABLE ANNUITY S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

FirstEnergy Corp.	340	$13,124
Sempra Energy	268	12,392
Consolidated Edison, Inc.	310	12,279
PPL Corp.	418	12,001
American Electric Power Company, Inc.	449	11,342
Progress Energy, Inc.	310	11,241
Edison International	370	10,660
Xcel Energy, Inc.	510	9,501
Questar Corp.	199	5,857
Wisconsin Energy Corp.	140	5,764
Ameren Corp.	240	5,566
DTE Energy Co.	180	4,986
EQT CORP	150	4,699
Constellation Energy Group, Inc.	220	4,545
Allegheny Energy, Inc.	189	4,379
AES Corp.*	747	4,340
SCANA Corp.	140	4,325
Northeast Utilities	200	4,318
CenterPoint Energy, Inc.	387	4,036
Pepco Holdings, Inc.	250	3,120
NiSource, Inc.	309	3,028
CMS Energy Corp.	250	2,960
Pinnacle West Capital Corp.	110	2,922
TECO Energy, Inc.	240	2,676
Integrys Energy Group, Inc.	90	2,344
Nicor, Inc.	50	1,662
Dynegy Inc.*	568	801

Total Utilities		335,510

TELECOMMUNICATION SERVICES 1.7%
AT&T, Inc.	6,597	166,244
Verizon Communications, Inc.	3,182	96,096
American Tower Corp. — Class A*	453	13,785
Sprint Nextel Corp.*	3,213	11,471
Embarq Corp.	158	5,980
Qwest Communications International, Inc.	1,650	5,643
Windstream Corp.	491	3,958
CenturyTel, Inc.	110	3,093
Frontier Communications Corp.	350	2,513

Total Telecommunication Services		308,783

MATERIALS 1.4%
Monsanto Co.	609	50,608

		Market
	Shares	Value

Newmont Mining Corp.	552	$24,708
Praxair, Inc.	350	23,551
E.I. du Pont de Nemours and Co.	1,010	22,553
Freeport-McMoRan Copper & Gold, Inc.	462	17,607
Nucor Corp.	360	13,741
Air Products & Chemicals, Inc.	230	12,937
Rohm & Haas Co.	140	11,038
Dow Chemical Co.	1,030	8,683
Alcoa, Inc.	1,060	7,780
PPG Industries, Inc.	180	6,642
Weyerhaeuser Co.	240	6,617
Ecolab, Inc.	190	6,599
Sigma-Aldrich Corp.	140	5,291
Vulcan Materials Co.	118	5,226
Ball Corp.	108	4,687
CF Industries Holdings, Inc.	50	3,556
International Paper Co.	477	3,358
Owens-Illinois, Inc.*	190	2,744
United States Steel Corp.	127	2,684
International Flavors & Fragrances, Inc.	88	2,680
Sealed Air Corp.	179	2,470
Allegheny Technologies, Inc.	110	2,412
Bemis Co.	110	2,307
MeadWestvaco Corp.	188	2,254
Pactiv Corp.*	150	2,189
Eastman Chemical Co.	80	2,144
AK Steel Holding Corp.	130	926
Titanium Metals Corp.	100	547

Total Materials		258,539

Total Common Stocks
(Cost $6,815,612)		7,765,241

WARRANTS 0.0%
Krispy Kreme Doughnuts,
Inc.* $12.21, 03/02/12	4	—
Total Warrants
(Cost $—)		—

	Face
	Amount

REPURCHASE AGREEMENTS † 40.3%
Mizuho Financial Group issued 03/31/09 at 0.16% due 04/01/09	$1,936,780	1,936,780

 6

VARIABLE ANNUITY S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

	Face	Market
	Amount	Value

UBS Financial Services, Inc. issued 03/31/09 at 0.11% due 04/01/09	$1,936,780	$1,936,780
Morgan Stanley issued 03/31/09 at 0.05% due 04/01/09	1,936,780	1,936,780
Credit Suisse Group issued 03/31/09 at 0.15% due 04/01/09	1,695,638	1,695,638

Total Repurchase Agreements (Cost $7,505,978)		7,505,978

Total Investments 82.0% (Cost $14,321,590)		$15,271,219

Other Assets in Excess of Liabilities – 18.0%		$3,358,899

Net Assets – 100.0%		$18,630,118

		Unrealized
	Contracts	Gain

Futures Contracts Purchased
June 2009 S&P 500 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $24,758,300)	626	$1,484,067

	Units

Equity Index Swap Agreements
Goldman Sachs International
April 2009 S&P 500 Index
Swap, Terminating 04/06/09†† (Notional Market Value of Contracts $1,148,328)	1,439	$62,915

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on S&P 500 Index +/- financing at a variable rate.

 7

VARIABLE ANNUITY SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 98.3%

Amazon.com, Inc.*	41,900	$3,077,136
Wal-Mart Stores, Inc.	32,800	1,708,880
Google, Inc. — Class A*	3,900	1,357,434
International Business Machines Corp.	10,300	997,967
Cerner Corp.*	21,800	958,546
priceline.com, Inc.*	11,800	929,604
Myriad Genetics, Inc.*	20,200	918,494
Expedia, Inc.*	99,800	906,184
Intel Corp.	59,800	899,990
Netflix, Inc.*	20,500	879,860
Apple, Inc.*	8,000	840,960
H&R Block, Inc.	45,499	827,627
BHP Billiton Ltd. — SP ADR	18,200	811,720
Hewlett-Packard Co.	24,500	785,470
Thermo Fisher Scientific, Inc.*	22,000	784,740
IMS Health, Inc.	59,800	745,706
CVS Caremark Corp.	26,100	717,489
Taiwan Semiconductor
Manufacturing Company Ltd. — SP ADR	73,600	658,720
eBay, Inc.*	52,200	655,632
Liberty Media Corp - Interactive*	223,300	647,570
Allscripts Healthcare Solutions, Inc.	62,200	640,038
Rio Tinto PLC — SP ADR	4,600	616,676
Yahoo!, Inc.*	47,900	613,599
Walgreen Co.	22,400	581,504
Cia Vale do Rio Doce — SP ADR	40,800	542,640
Public Service Enterprise Group, Inc.	17,594	518,495
Dominion Resources, Inc.	16,610	514,744
HLTH Corp.*	49,000	507,150
Life Technologies Corp.*	15,600	506,688
PG&E Corp.	13,003	496,975
Costco Wholesale Corp.	10,400	481,728
Illumina, Inc.*	12,600	469,224
Sempra Energy	9,945	459,857
Texas Instruments, Inc.	27,800	458,978
MedAssets, Inc.*	31,500	448,875
Goldcorp, Inc.	13,400	446,488
Alexion Pharmaceuticals, Inc.*	11,800	444,388
ArcelorMittal	21,900	438,876
American Public Education, Inc.*	10,300	433,218
Consolidated Edison, Inc.	10,776	426,837
Barrick Gold Corp.	13,000	421,460
athenahealth, Inc.*	17,400	419,514

		Market
	Shares	Value

Kroger Co.	19,700	$418,034
EMC Corp*	36,500	416,100
Freeport-McMoRan Copper & Gold, Inc.	10,600	403,966
Waters Corp.*	10,800	399,060
Newmont Mining Corp.	8,900	398,364
Sysco Corp.	17,300	394,440
Apollo Group, Inc. — Class A*	5,000	391,650
Amgen, Inc.*	7,900	391,208
Xcel Energy, Inc.	20,700	385,641
Eclipsys Corp.*	37,800	383,292
Blue Nile, Inc.*	12,700	382,905
Onyx Pharmaceuticals, Inc.*	13,400	382,570
Southern Copper Corp.	21,600	376,272
Hillenbrand, Inc.	23,402	374,666
Millipore Corp.*	6,500	373,165
Applied Materials, Inc.	34,700	373,025
Vertex Pharmaceuticals, Inc.*	12,900	370,617
Celgene Corp.*	8,200	364,080
Weight Watchers International, Inc.	19,500	361,725
Dell, Inc.*	37,600	356,448
Baidu.com — SP ADR*	2,000	353,200
AngloGold Ashanti Ltd. — SP ADR	9,600	352,896
NutriSystem, Inc.	24,700	352,469
BioMarin Pharmaceuticals, Inc.*	28,000	345,800
Safeway, Inc.	17,100	345,249
PetMed Express, Inc.*	20,900	344,432
DeVry, Inc.	7,100	342,078
Pharmaceutical Product Development, Inc.	14,400	341,568
Techne Corp.	5,700	311,847
Computer Programs & Systems, Inc.	9,200	306,084
Strayer Education, Inc.	1,700	305,779
Covance, Inc.*	8,500	302,855
Kinross Gold Corp.	16,600	296,642
Charles River Laboratories International, Inc.	10,900	296,589
HSN, Inc.*	57,615	296,141
Biogen Idec, Inc.*	5,500	288,310
Broadcom Corp. — Class A*	14,400	287,712
Nucor Corp.	7,500	286,275
Genzyme Corp.*	4,800	285,072
Wisconsin Energy Corp.	6,910	284,485
Bio-Rad Laboratories, Inc. — Class A*	4,300	283,370
Akamai Technologies, Inc.*	14,400	279,360
Phase Forward, Inc.*	21,600	276,264
VeriSign, Inc.*	14,600	275,502

 1

VARIABLE ANNUITY SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Sotheby’s	30,200	$271,800
Service Corporation International	77,799	271,518
ASML Holding NV	15,500	271,405
Agnico-Eagle Mines Ltd.	4,700	267,524
ITT Educational Services, Inc.*	2,200	267,124
Shutterfly, Inc.*	28,308	265,246
Matthews International Corp. — Class A	9,199	265,023
United Therapeutics Corp.*	3,900	257,751
OSI Pharmaceuticals, Inc.*	6,700	256,342
Bruker BioSciences Corp.*	41,454	255,357
PerkinElmer, Inc.	19,800	252,846
Ameren Corp.	10,651	246,997
DTE Energy Co.	8,843	244,951
Career Education Corp.*	10,099	241,972
Gold Fields Ltd. — SP ADR	21,300	241,542
Equinix, Inc.*	4,300	241,445
Marvell Technology Group Ltd.*	26,100	239,076
Overstock.com, Inc.*	26,100	238,815
SCANA Corp.	7,719	238,440
NSTAR	7,420	236,549
Gilead Sciences, Inc.*	5,100	236,232
Ticketmaster Entertainment, Inc.*	63,600	234,684
Omnicell, Inc.*	29,967	234,342
CenterPoint Energy, Inc.	22,204	231,588
Analog Devices, Inc.	12,000	231,240
NVIDIA Corp.*	23,200	228,752
Altera Corp.	12,800	224,640
Xilinx, Inc.	11,700	224,172
Stamps.com, Inc.*	23,024	223,333
Linear Technology Corp.	9,700	222,906
K12 Inc.*	15,293	212,573
IAC/InterActiveCorp*	13,600	207,128
Cephalon, Inc.*	3,000	204,300
Sun Microsystems, Inc.*	27,200	199,104
Alcoa, Inc.	27,100	198,914
Alliant Energy Corp.	7,989	197,248
Microchip Technology, Inc.	9,300	197,067
Sequenom, Inc.*	13,500	191,970
NetApp, Inc.*	12,900	191,436
MEMC Electronic Materials, Inc.*	11,600	191,284
Dionex Corp.*	4,000	189,000
Western Digital Corp.*	9,700	187,598
Luminex Corp.*	10,100	183,012
KLA-Tencor Corp.	9,100	182,000
Whole Foods Market, Inc.	10,600	178,080
Corinthian Colleges, Inc.*	9,100	176,995
Digital River, Inc.*	5,900	175,938

		Market
	Shares	Value

Sohu.com, Inc.*	4,200	$173,502
SUPERVALU, INC.	12,100	172,788
VistaPrint Ltd.*	6,200	170,438
BJ’s Wholesale Club, Inc.*	5,000	159,950
Omniture, Inc.*	12,100	159,599
j2 Global Communications, Inc.*	7,100	155,419
Seagate Technology	25,600	153,856
Teradata Corp.*	9,000	145,980
SanDisk Corp.*	11,400	144,210
Integrys Energy Group, Inc.	5,445	141,788
Casey’s General Stores, Inc.	5,300	141,298
Goldman Sachs Group, Inc.	1,300	137,826
Ariba, Inc.*	14,800	129,204
Capella Education Co.*	2,399	127,147
Credit Suisse Group AG — SP ADR	3,900	118,911
Bank of New York Mellon Corp.	4,200	118,650
Ruddick Corp.	4,900	110,005
Diebold, Inc.	4,800	102,480
United Natural Foods, Inc.*	5,400	102,438
QLogic Corp.*	9,000	100,080
UBS AG — SP ADR*	10,600	99,958
Lexmark International, Inc.*	5,900	99,533
Morgan Stanley	4,100	93,357
NCR Corp.*	11,300	89,835
Charles Schwab Corp.	5,700	88,350
Blackrock, Inc.	600	78,024
Winn-Dixie Stores, Inc.*	7,800	74,568
State Street Corp.	2,400	73,872
Northern Trust Corp.	1,200	71,784
Franklin Resources, Inc.	1,300	70,031
TD Ameritrade Holding Corp.*	4,300	59,383
T. Rowe Price Group, Inc.	2,000	57,720
Invesco Ltd.	3,400	47,124
Ameriprise Financial, Inc.	2,100	43,029
Eaton Vance Corp.	1,500	34,275

Total Common Stocks (Cost $59,812,627)		60,608,559

	Face
	Amount

REPURCHASE AGREEMENT † 1.9%
Credit Suisse Group issued 03/31/09 at 0.15% due 04/01/09	$1,144,724	1,144,724

Total Repurchase Agreement (Cost $1,144,724)		1,144,724

 2

VARIABLE ANNUITY SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

Total Investments 100.2% (Cost $60,957,351)	$61,753,283

Liabilities in Excess of Other Assets – (0.2)%	$(100,987)

Net Assets – 100.0%	$61,652,296

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

ADR	– American Depository Receipt

 3

VARIABLE ANNUITY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 112.7%

Mannatech, Inc.	37,050	$123,376
Wright Express Corp.*	6,760	123,167
TradeStation Group, Inc.*	18,509	122,159
Stamps.com, Inc.*	11,993	116,332
NutriSystem, Inc.	8,099	115,573
Intevac, Inc.*	21,768	113,411
True Religion Apparel, Inc.*	9,321	110,081
Greenhill & Company, Inc.	1,472	108,707
Kulicke & Soffa Industries, Inc.*	41,118	107,729
Pericom Semiconductor Corp.*	14,099	103,064
j2 Global Communications, Inc.*	4,665	102,117
CROCS, Inc.*	81,992	97,570
Hittite Microwave Corp.*	3,093	96,502
Commvault Systems, Inc.*	8,670	95,110
Cybersource Corp.*	6,220	92,118
Eagle Materials, Inc.	3,680	89,240
Quality Systems, Inc.	1,965	88,916
DealerTrack Holdings, Inc.*	6,785	88,884
Perficient, Inc.*	16,190	87,426
Diodes, Inc.*	8,107	86,015
Cracker Barrel Old Country Store, Inc.	2,960	84,774
Ceradyne, Inc.*	4,633	83,996
Ruth’s Chris Steak House*	68,483	82,864
Zumiez, Inc.*	8,346	80,956
PetMed Express, Inc.*	4,850	79,928
Palomar Medical Technologies, Inc.*	10,945	79,461
Cubist Pharmaceuticals, Inc.*	4,740	77,546
LCA-Vision, Inc.	26,553	77,269
The Knot, Inc.*	9,285	76,137
eHealth, Inc.*	4,745	75,967
Magellan Health Services, Inc.*	2,075	75,613
optionsXpress Holdings, Inc.	6,253	71,097
A.M. Castle & Co.	7,940	70,825
Hornbeck Offshore Services, Inc.*	4,640	70,714
Brush Engineered Materials, Inc.*	5,010	69,489
MKS Instruments, Inc.*	4,660	68,362
Epicor Software Corp.*	17,874	68,100
Smith Micro Software, Inc.*	12,595	65,872
Micrel, Inc.	9,040	63,642
InfoSpace, Inc.*	11,948	62,130
inVentiv Health, Inc.*	7,570	61,771
Netgear, Inc.*	5,056	60,925
Chemed Corp.	1,550	60,295

		Market
	Shares	Value

Green Mountain Coffee Roasters, Inc.*	1,250	$60,000
ATMI, Inc.*	3,878	59,838
Shuffle Master, Inc.*	20,253	58,126
Dril-Quip, Inc.*	1,860	57,102
Hibbett Sports Inc.*	2,951	56,718
Catalyst Health Solutions, Inc.*	2,850	56,487
St. Mary Land & Exploration Co.	4,241	56,108
Basic Energy Services, Inc.*	8,594	55,603
United Online, Inc.	12,446	55,509
Pool Corp.	4,124	55,262
Astec Industries, Inc.*	2,090	54,821
Varian Semiconductor Equipment Associates, Inc.*	2,530	54,800
Diamond Foods, Inc.	1,960	54,743
Martek Biosciences Corp.	2,814	51,356
EPIQ Systems, Inc.*	2,846	51,313
TTM Technologies, Inc.*	8,800	51,040
Park Electrochemical Corp.	2,920	50,458
Plexus Corp.*	3,650	50,443
Dress Barn, Inc.*	4,076	50,094
Healthways, Inc.*	5,669	49,717
Electro Scientific Industries, Inc.*	8,350	49,432
Volcom, Inc.*	5,083	49,305
Papa John’s International, Inc.*	2,136	48,850
NATCO Group, Inc.*	2,579	48,820
Blackbaud, Inc.	4,131	47,961
Pre-Paid Legal Services, Inc.*	1,649	47,870
Viropharma, Inc.*	9,080	47,670
Jos. A. Bank Clothiers, Inc.*	1,683	46,804
Viad Corp.	3,276	46,257
Petroleum Development Corp.*	3,914	46,224
Portfolio Recovery Associates, Inc.*	1,714	46,004
Wilshire Bancorp, Inc.	8,794	45,377
Mueller Industries, Inc.	2,050	44,465
Coinstar, Inc.*	1,355	44,390
Bankrate, Inc.*	1,771	44,186
Oil States International, Inc.*	3,290	44,152
Synaptics, Inc.*	1,640	43,886
American Physicians Capital, Inc.	1,070	43,784
Dionex Corp.*	920	43,470
Knight Transportation, Inc.	2,785	42,221
Meritage Homes Corp.*	3,691	42,151
Signature Bank*	1,490	42,063
Ebix, Inc.*	1,670	41,500
Lufkin Industries, Inc.	1,090	41,289
Websense, Inc.*	3,412	40,944
Actuant Corp. — Class A	3,940	40,700

 1

VARIABLE ANNUITY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Children’s Place Retail Stores, Inc.*	1,850	$40,497
Abaxis, Inc.*	2,294	39,549
SkyWest, Inc.	3,150	39,186
Meridian Bioscience, Inc.	2,140	38,777
WMS Industries, Inc.*	1,843	38,537
Gardner Denver, Inc.*	1,770	38,480
Faro Technologies, Inc.*	2,801	37,645
K-Swiss, Inc. — Class A	4,401	37,585
Tractor Supply Co.*	1,042	37,575
Toro Co.	1,543	37,310
Darling International, Inc.*	9,980	37,026
Molina Healthcare, Inc.*	1,938	36,861
CEC Entertainment, Inc.*	1,412	36,543
World Acceptance Corp.*	2,109	36,064
Amerisafe, Inc.*	2,350	36,002
Superior Well Services, Inc.*	6,991	35,864
Heartland Payment Systems, Inc.	5,354	35,390
Geo Group, Inc.*	2,670	35,378
SEACOR Holdings, Inc.*	600	34,986
Deckers Outdoor Corp.*	658	34,900
II-VI, Inc.*	2,030	34,875
American Science & Engineering, Inc.	610	34,038
Maidenform Brands, Inc.*	3,700	33,892
Capella Education Co.*	630	33,390
Micros Systems, Inc.*	1,779	33,356
Heartland Express, Inc.	2,211	32,745
Daktronics, Inc.	4,915	32,193
Tetra Technologies, Inc.*	9,860	32,045
Stanley, Inc.*	1,260	31,991
Aerovironment, Inc.*	1,530	31,977
Air Methods Corp.*	1,860	31,453
eResearch Technology, Inc.*	5,900	31,034
CARBO Ceramics, Inc.	1,086	30,886
ViaSat, Inc.*	1,470	30,605
Fossil, Inc.*	1,948	30,584
Drew Industries, Inc.*	3,515	30,510
LHC Group, Inc.*	1,366	30,434
P.F. Chang’s China Bistro, Inc.*	1,305	29,858
Forward Air Corp.	1,837	29,815
Integra LifeSciences Holdings Corp.*	1,190	29,429
SYKES Enterprises, Inc.*	1,760	29,269
Concur Technologies, Inc.*	1,520	29,169
Curtiss-Wright Corp.	1,025	28,751
Chattem, Inc.*	511	28,642
Old Dominion Freight Line, Inc.*	1,210	28,423
Spartan Stores, Inc.	1,830	28,200
Mednax, Inc.*	946	27,879

		Market
	Shares	Value

Swift Energy Co.*	3,810	$27,813
Balchem Corp.	1,095	27,517
Salix Pharmaceuticals Ltd.*	2,890	27,455
ICU Medical, Inc.*	836	26,852
Tyler Technologies, Inc.*	1,835	26,846
Bel Fuse, Inc. — Class B	1,982	26,638
Comtech Telecommunications Corp.*	1,069	26,479
First Cash Financial Services, Inc.*	1,750	26,110
Symmetry Medical, Inc.*	4,080	25,745
Penn Virginia Corp.	2,329	25,572
Axsys Technologies, Inc.*	600	25,224
Universal Technical Institute, Inc.*	2,065	24,780
Natus Medical, Inc.*	2,850	24,254
ION Geophysical Corp.*	15,200	23,712
Cymer, Inc.*	1,040	23,150
CACI International, Inc. — Class A*	626	22,843
Teledyne Technologies, Inc.*	840	22,411
Orbital Sciences Corp.*	1,845	21,937
Amedisys, Inc.*	794	21,827
Stifel Financial Corp.*	500	21,655
Pioneer Drilling Co.*	6,587	21,605
Simpson Manufacturing Company, Inc.	1,184	21,336
Gymboree Corp.*	998	21,307
AAR Corp.*	1,676	21,017
Boston Beer Company, Inc. — Class A*	955	19,921
Stratasys, Inc.*	2,390	19,765
Headwaters, Inc.*	6,181	19,408
Carter’s, Inc.*	990	18,622
PrivateBancorp, Inc.	1,275	18,437
Deltic Timber Corp.	460	18,129
Petroquest Energy, Inc.*	7,480	17,952
Integral Systems, Inc.*	1,930	16,598
AmSurg Corp.*	1,040	16,484
Monarch Casino & Resort, Inc.*	2,931	15,124
HSN, Inc.*	2,910	14,957
East-West Bancorp, Inc.	3,215	14,693
Nara Bancorp, Inc.	4,718	13,871
SurModics, Inc.*	656	11,972
Cascade Bancorp.	6,698	10,918
Global Payments, Inc.	1	33

Total Common Stocks (Cost $7,221,302)		8,405,110

 2

VARIABLE ANNUITY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT † 1.7%
Credit Suisse Group issued 03/31/09 at 0.15% due 04/01/09	$124,979	$124,979

Total Repurchase Agreement (Cost $124,979)		124,979

Total Investments 114.4% (Cost $7,346,281)		$8,530,089

Liabilities in Excess of Other Assets – (14.4)%		$(1,072,237)

Net Assets – 100.0%		$7,457,852

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

 3

VARIABLE ANNUITY SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 102.1%

Gevity HR, Inc.	78,536	$310,217
Stein Mart, Inc.*	94,013	271,698
Ruby Tuesday, Inc.*	91,440	267,005
SYNNEX Corp.*	12,102	238,046
O’Charleys, Inc.	71,899	216,416
Group 1 Automotive, Inc.	12,355	172,599
Brunswick Corp.	47,472	163,778
National Financial Partners Corp.	46,735	149,552
Standard Motor Products, Inc.	50,537	138,977
Flagstar Bancorp, Inc.*	179,459	134,594
Big 5 Sporting Goods Corp.	20,983	123,170
Stewart Information Services Corp.	6,079	118,540
Keithley Instruments, Inc.	34,274	116,189
Spherion Corp.*	55,824	116,114
Liz Claiborne, Inc.	46,834	115,680
Oxford Industries, Inc.	18,533	114,349
Lithia Motors, Inc. — Class A	49,364	111,069
PEP Boys-Manny Moe & Jack	24,822	109,465
Stage Stores, Inc.	10,136	102,171
Irwin Financial Corp.*	50,058	97,613
EW Scripps Co. - Class A	68,594	92,602
John Bean Technologies Corp.	8,664	90,625
Technitrol, Inc.	45,687	78,125
OfficeMax Inc.	24,709	77,092
Insight Enterprises, Inc.*	25,141	76,931
Great Atlantic & Pacific Tea Company, Inc*	14,485	76,915
Agilysys, Inc.	17,792	76,506
Christopher & Banks Corp.	18,178	74,348
Tuesday Morning Corp.*	58,030	73,698
Sonic Automotive, Inc.	45,892	73,427
Volt Information Sciences, Inc.*	10,983	73,037
Brightpoint, Inc.*	16,895	72,311
DiamondRock Hospitality Co.	16,801	67,372
Bowne & Company, Inc.	20,530	65,901
Independent Bank Corp.	28,115	65,789
Pennsylvania Real Estate Investment Trust	18,381	65,253
Guaranty Financial Group, Inc.*	59,781	62,770
MarineMax, Inc.*	31,617	61,969
Spartan Motors, Inc.	14,180	57,004
Quiksilver, Inc.*	44,344	56,760
Colonial Properties Trust	14,847	56,567
National Retail Properties, Inc.	3,524	55,820
Cypress Semiconductor Corp.*	8,079	54,695
Andersons, Inc.	3,841	54,312

		Market
	Shares	Value

Superior Industries International, Inc.	4,540	$53,799
Briggs & Stratton Corp.	3,180	52,470
CDI Corp.	5,383	52,323
Ethan Allen Interiors, Inc.	4,579	51,560
DineEquity, Inc.	4,314	51,164
Apogee Enterprises, Inc.	4,450	48,861
Startek, Inc.*	15,367	47,638
Senior Housing Properties Trust	3,272	45,873
Parkway Properties, Inc.	4,263	43,909
Perry Ellis International, Inc.*	12,454	43,091
Arctic Cat, Inc.	11,210	42,934
BioMed Realty Trust, Inc.	6,322	42,800
Brown Shoe Company, Inc.	11,370	42,637
Neenah Paper, Inc.	11,470	41,636
Atmos Energy Corp.	1,754	40,552
Kite Realty Group Trust	16,406	40,195
LTC Properties, Inc.	2,266	39,746
Quaker Chemical Corp.	4,949	39,295
Sterling Savings Bank	18,330	37,943
Live Nation, Inc.*	14,203	37,922
Standard-Pacific Corp.*	42,193	37,130
A. Schulman, Inc.	2,686	36,395
Whitney Holding Corp.	3,161	36,193
PolyOne Corp.*	15,610	36,059
Post Properties, Inc.	3,555	36,048
Men’s Wearhouse, Inc.	2,379	36,018
Hillenbrand, Inc.	2,234	35,766
Myers Industries, Inc.	5,756	35,342
Susquehanna Bancshares, Inc.	3,770	35,174
Gerber Scientific, Inc.*	14,505	34,667
Lexington Realty Trust	14,242	33,896
Standard Register Co.	7,381	33,805
Zale Corp.*	16,226	31,641
La-Z-Boy, Inc.	24,847	31,059
Home Properties, Inc.	1,001	30,681
Frontier Financial Corp.	27,582	30,340
Umpqua Holding Corp.	3,264	29,572
Provident Bankshares Corp.	4,181	29,476
National Presto Industries, Inc.	478	29,163
Presidential Life Corp.	3,718	28,963
Brookline Bancorp, Inc.	3,003	28,528
Sovran Self Storage, Inc.	1,411	28,333
Rudolph Technologies, Inc.*	9,325	28,255
Franklin Street Properties Corp., Inc.	2,268	27,896
Extra Space Storage, Inc.	4,978	27,429
Hutchinson Technology, Inc.*	10,245	26,637
Entertainment Properties Trust	1,690	26,634
Delphi Financial Group, Inc. — Class A	1,892	25,466

 1

VARIABLE ANNUITY SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

Mid-America Apartment Communities, Inc.	804	$24,787
UIL Holding Corp.	1,078	24,061
Tween Brands, Inc.*	11,214	23,998
Russ Berrie & Company, Inc.*	18,029	23,798
Eastgroup Properties, Inc.	844	23,691
CH Energy Group, Inc.	503	23,591
Central Vermont Public Service Corp.	1,358	23,493
Urstadt Biddle Properties, Inc.	1,738	23,324
Baldor Electric Co.	1,579	22,880
Kilroy Realty Corp.	1,327	22,811
Barnes Group, Inc.	2,125	22,716
Inland Real Estate Corp.	3,151	22,341
Iowa Telecommunications Services, Inc.	1,906	21,843
Consolidated Graphics, Inc.*	1,682	21,395
Cedar Shopping Centers, Inc.	12,244	21,305
C&D Technologies, Inc.*	10,935	20,230
Wabash National Corp.	15,733	19,352
Fairpoint Communications, Inc.	24,306	18,959
Buckeye Technologies, Inc.*	8,509	18,124
Acadia Realty Trust	1,667	17,687
First Midwest Bancorp, Inc.	1,904	16,355
South Financial Group, Inc.	13,235	14,559
CTS Corp.	3,739	13,498

Total Common Stocks (Cost $7,705,286)		7,114,783

	Face
	Amount

REPURCHASE AGREEMENT † 0.9%
Credit Suisse Group issued 03/31/09 at 0.15% due 04/01/09	$60,169	60,169

Total Repurchase Agreement (Cost $60,169)		60,169

Total Investments 103.0%
(Cost $7,765,455)		$7,174,952

Liabilities in Excess of Other
Assets – (3.0)%		$(207,780)

Net Assets – 100.0%		$6,967,172

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S.

Government Agencies.

 2

VARIABLE ANNUITY STRENGTHENING DOLLAR 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 28.0%
Fannie Mae** 0.14% due 04/30/09	$1,000,000	$999,887
Federal Home Loan Bank* 0.04% due 04/01/09	500,000	500,000
Freddie Mac** 0.12% due 04/17/09	250,000	249,987

Total Federal Agency Discount Notes (Cost $1,749,874)		1,749,874

REPURCHASE AGREEMENTS † 87.8%
Mizuho Financial Group, Inc. issued 03/31/09 at 0.16% due 04/01/09	1,417,797	1,417,797
UBS Financial Services, Inc. issued 03/31/09 at 0.11% due 04/01/09	1,417,797	1,417,797
Morgan Stanley issued 03/31/09 at 0.05% due 04/01/09	1,417,797	1,417,797
Credit Suisse Group issued 03/31/09 at 0.15% due 04/01/09	1,241,270	1,241,270

Total Repurchase Agreements (Cost $5,494,661)		5,494,661

Total Investments 115.8% (Cost $7,244,535)		$7,244,535

Liabilities in Excess of Other
Assets – (15.8)%		$(990,438)

Net Assets – 100.0%		$6,254,097

		Unrealized
	Contracts	Gain (Loss)

Currency Futures Contracts Purchased
June 2009 U.S. Dollar Index Futures Contracts
(Aggregate Market Value of Contracts $9,873,900)	115	$(61,602)

	Units

Currency Index Swap Agreement
Goldman Sachs International
May 2009 U.S. Dollar Index
Swap, Terminating 05/29/09†† (Notional Market Value of Contracts $3,465,458)	40,446	$39,322

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

 1

VARIABLE ANNUITY TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.6%
Microsoft Corp.	21,124	$388,048
International Business Machines Corp.	3,600	348,804
Apple, Inc.*	2,954	310,525
Cisco Systems, Inc.*	17,607	295,269
Oracle Corp.	16,088	290,710
Intel Corp.	18,891	284,310
Google, Inc. — Class A*	798	277,752
Qualcomm, Inc.	6,399	248,985
Hewlett-Packard Co.	7,706	247,054
Taiwan Semiconductor Manufacturing Company Ltd. — SP ADR	24,040	215,158
SAP AG — SP ADR	5,590	197,271
Nokia Oyj — SP ADR	16,379	191,143
Canon, Inc. — SP ADR	6,400	185,792
Visa, Inc.	3,000	166,800
Corning, Inc.	11,738	155,763
EMC Corp*	13,007	148,280
Telefonaktiebolaget LM Ericsson — SP ADR*	17,946	145,183
Texas Instruments, Inc.	8,663	143,026
MasterCard, Inc.	825	138,171
Yahoo!, Inc.*	10,412	133,378
Research In Motion Ltd.*	3,049	131,320
Dell, Inc.*	13,083	124,027
Automatic Data Processing, Inc.	3,476	122,216
eBay, Inc.*	9,677	121,543
Activision Blizzard Inc.*	11,170	116,838
Applied Materials, Inc.	10,805	116,154
Infosys Technologies Ltd. — SP ADR	4,330	115,308
Accenture Ltd. — Class A	4,082	112,214
Symantec Corp.*	7,273	108,659
Adobe Systems, Inc.*	4,806	102,800
Broadcom Corp. — Class A*	4,741	94,725
Intuit, Inc.*	3,492	94,284
Paychex, Inc.	3,562	91,437
CA, Inc.	5,141	90,533
AU Optronics Corp. — SP ADR	10,284	86,283
BMC Software, Inc.*	2,526	83,358
ASML Holding NV	4,734	82,892
Western Union Co.	6,530	82,082
Marvell Technology Group Ltd.*	8,683	79,536
Baidu.com — SP ADR*	440	77,704
Juniper Networks, Inc.*	5,125	77,183
Fiserv, Inc.*	2,109	76,894

		Market
	Shares	Value

Cognizant Technology
Solutions Corp. — Class A*	3,682	$76,549
Electronic Arts, Inc.*	4,148	75,452
NVIDIA Corp.*	7,507	74,019
Western Digital Corp.*	3,807	73,627
Xilinx, Inc.	3,772	72,272
McAfee, Inc.*	2,087	69,915
Altera Corp.	3,975	69,761
Amphenol Corp.	2,448	69,744
Computer Sciences Corp.*	1,885	69,443
Analog Devices, Inc.	3,542	68,254
Linear Technology Corp.	2,837	65,194
Salesforce.com, Inc.*	1,990	65,133
NetApp, Inc.*	4,354	64,613
Affiliated Computer Services, Inc. — Class A*	1,347	64,508
Check Point Software
Technologies Ltd.*	2,887	64,120
Akamai Technologies, Inc.*	3,280	63,632
Microchip Technology, Inc.	2,968	62,892
Agilent Technologies, Inc.*	4,083	62,756
MEMC Electronic Materials, Inc.*	3,756	61,936
Red Hat, Inc.*	3,364	60,014
Citrix Systems, Inc.*	2,622	59,362
Amdocs, Ltd.*	3,201	59,283
Fidelity National Information
Services, Inc.	3,233	58,841
Autodesk, Inc.*	3,442	57,860
Broadridge Financial Solutions, Inc.	3,050	56,761
SAIC, Inc.*	3,010	56,197
Tyco Electronics Ltd.	5,076	56,039
VeriSign, Inc.*	2,969	56,025
KLA-Tencor Corp.	2,755	55,100
Teradata Corp.*	3,340	54,175
Synopsys, Inc.*	2,576	53,400
Lender Processing Services, Inc.	1,740	53,261
Hewitt Associates, Inc. — Class A*	1,780	52,973
SanDisk Corp.*	4,096	51,814
FactSet Research Systems Inc.	1,020	50,990
Lam Research Corp.*	2,223	50,618
Sybase, Inc.*	1,670	50,584
Total System Services, Inc.	3,620	49,992
Nuance Communications, Inc.*	4,550	49,413
Global Payments, Inc.	1,460	48,779
Harris Corp.	1,652	47,809
Xerox Corp.	10,339	47,042
Cree, Inc.*	1,965	46,236
Avnet, Inc.*	2,601	45,544

 1

VARIABLE ANNUITY TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

VMware, Inc.*	1,920	$45,350
National Semiconductor Corp.	4,363	44,808
ANSYS, Inc.*	1,773	44,502
Equinix, Inc.*	790	44,359
Arrow Electronics, Inc.*	2,302	43,876
Flir Systems, Inc.*	2,140	43,827
Alliance Data Systems Corp.*	1,164	43,010
Genpact Ltd.*	4,729	41,899
Ingram Micro, Inc. — Class A*	3,303	41,750
IAC/InterActiveCorp*	2,740	41,730
Trimble Navigation Ltd.*	2,640	40,339
F5 Networks, Inc.*	1,735	36,348
Mettler-Toledo International, Inc.*	669	34,340
Itron, Inc.*	700	33,145
Lexmark International, Inc.*	1,665	28,089
NCR Corp.*	3,297	26,211

Total Common Stocks (Cost $8,562,580)		9,954,927

	Face
	Amount

REPURCHASE AGREEMENT † 0.6%
Credit Suisse Group issued 03/31/09 at 0.15% due 04/01/09	$64,436	64,436

Total Repurchase Agreement (Cost $64,436)		64,436

Total Investments 100.2% (Cost $8,627,016)		$10,019,363

Liabilities in Excess of Other Assets – (0.2)%		$(16,901)

Net Assets – 100.0%		$10,002,462

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S.

Government Agencies.

ADR	– American Depository Receipt.

 2

VARIABLE ANNUITY TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 98.6%

AT&T, Inc.	18,535	$467,082
Cisco Systems, Inc.*	24,054	403,386
Verizon Communications, Inc.	12,698	383,480
Vodafone Group PLC — SP ADR	21,416	373,067
Qualcomm, Inc.	9,209	358,322
Deutsche Telekom AG — SP ADR	25,100	309,985
Nokia Oyj — SP ADR	24,037	280,512
Corning, Inc.	19,285	255,912
America Movil SAB de CV — SP ADR	9,377	253,929
Telefonaktiebolaget LM Ericsson — SP ADR	28,186	228,025
Sprint Nextel Corp.*	56,696	202,405
Research In Motion Ltd.*	4,686	201,826
American Tower Corp. — Class A*	5,747	174,881
MetroPCS Communications, Inc.*	8,878	151,636
Motorola, Inc.	35,207	148,926
Crown Castle International Corp.*	6,568	134,053
Juniper Networks, Inc.*	8,855	133,356
Embarq Corp.	3,328	125,965
Qwest Communications International, Inc.	36,478	124,755
Tele Norte Leste Participacoes SA — ADR	8,286	114,678
SBA Communications Corp.*	4,627	107,809
Alcatel-Lucent*	57,832	107,568
Windstream Corp.	12,290	99,057
CenturyTel, Inc.	3,494	98,251
Harris Corp.	2,975	86,096
Tellabs, Inc.*	18,240	83,539
Frontier Communications Corp.	11,127	79,892
NII Holdings, Inc. — Class B*	5,158	77,370
F5 Networks, Inc.*	3,512	73,576
U.S. Cellular Corp.*	2,128	70,948
Level 3 Communications, Inc.*	72,707	66,890

Total Common Stocks
(Cost $4,956,978)		5,777,177

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT † 0.3%
Credit Suisse Group issued 3/31/09 at 0.15% due 04/01/09	$20,094	$20,094

Total Repurchase Agreement (Cost $20,094)		20,094

Total Investments 98.9% (Cost $4,977,072)		$5,797,271

Other Assets in Excess of Liabilities – 1.1%		$63,173

Net Assets – 100.0%		$5,860,444

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

ADR	– American Depository Receipt

 1

VARIABLE ANNUITY TRANSPORTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 104.7%

United Parcel Service, Inc. — Class B	7,362	$362,358
Union Pacific Corp.	6,738	276,999
Burlington Northern Santa Fe Corp.	4,493	270,254
Canadian National Railway Co.	7,520	266,584
Norfolk Southern Corp.	6,616	223,290
FedEx Corp.	4,882	217,200
CSX Corp.	7,826	202,302
CH Robinson Worldwide, Inc.	4,375	199,544
Expeditors International of Washington, Inc.	6,182	174,889
Southwest Airlines Co.	23,291	147,432
J.B. Hunt Transport Services, Inc.	6,048	145,817
Delta Air Lines, Inc.*	21,443	120,724
Landstar System, Inc.	3,398	113,731
Knight Transportation, Inc.	6,894	104,513
Heartland Express, Inc.	7,020	103,966
Kirby Corp.*	3,871	103,123
UTI Worldwide, Inc.	8,099	96,783
Ryder System, Inc.	3,263	92,376
Werner Enterprises, Inc.	5,990	90,569
Old Dominion Freight Line, Inc.*	3,678	86,396
Copa Holdings SA	2,970	85,150
Hertz Global Holdings, Inc.*	20,481	80,490
Kansas City Southern*	5,950	75,624
Con-way Inc.	4,101	73,531
Alexander & Baldwin, Inc.	3,720	70,792
SkyWest, Inc.	5,282	65,708
Continental Airlines, Inc. — Class B*	7,259	63,952
Genesee & Wyoming, Inc. — Class A*	3,002	63,792
JetBlue Airways Corp.*	17,155	62,616
Alaska Air Group, Inc.*	3,331	58,526
AMR Corp.*	17,346	55,334
UAL Corp.*	9,059	40,584

Total Common Stocks (Cost $3,251,684)		4,194,949

	Face
	Amount

REPURCHASE AGREEMENT † 0.8%
Credit Suisse Group issued 3/31/09 at 0.15% due 04/01/09	$32,840	32,840

Total Repurchase Agreement (Cost $32,840)		32,840

Market
Value

Total Investments 105.5% (Cost $3,284,524)	$4,227,789

Liabilities in Excess of Other Assets – (5.5)%	$(220,869)

Net Assets – 100.0%	$4,006,920

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S.

Government Agencies.

 1

VARIABLE ANNUITY U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES * 61.3%
Fannie Mae††
0.75% due 11/23/09	$25,000,000	$24,877,083
0.80% due 01/19/10	25,000,000	24,837,222
Farmer Mac*
1.25% due 06/25/09	20,000,000	19,940,972
Federal Home Loan Bank*
0.33% due 04/17/09	25,000,000	24,996,333
0.40% due 06/22/09	25,000,000	24,977,222
0.55% due 10/13/09	25,000,000	24,925,521
0.04% due 04/01/09	3,000,000	3,000,000
Freddie Mac††
1.45% due 04/08/09	25,000,000	24,992,952
0.74% due 12/07/09	25,000,000	24,871,528
1.15% due 05/11/09	15,000,000	14,980,833

Total Federal Agency Discount Notes
(Cost $212,399,666)		212,399,666

REPURCHASE AGREEMENTS † 41.2%
Mizuho Financial Group, Inc. issued 03/31/09 at 0.16% due 04/01/09	36,874,069	36,874,069
UBS Financial Services, Inc. issued 03/31/09 at 0.11% due 04/01/09	36,874,069	36,874,069
Morgan Stanley issued 03/31/09 at 0.05% due 04/01/09	36,874,069	36,874,069
Credit Suisse Group issued 03/31/09 at 0.15% due 04/01/2009	32,283,004	32,283,004

Total Repurchase Agreements (Cost $142,905,211)		142,905,211

Total Investments 102.5% (Cost $355,304,877)		$355,304,877

Liabilities in Excess of Other Assets – (2.5)%		$(8,572,941)

Net Assets – 100.0%		$346,731,936

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

 1

VARIABLE ANNUITY UTILITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

		Market
	Shares	Value

COMMON STOCKS 97.4%

Exelon Corp.	18,408	$835,539
Southern Co.	25,155	770,246
FPL Group, Inc.	15,164	769,270
Duke Energy Corp.	48,856	699,618
Dominion Resources, Inc.	21,628	670,252
PG&E Corp.	16,277	622,107
Public Service Enterprise Group, Inc.	21,093	621,611
Sempra Energy	12,423	574,440
Entergy Corp.	8,239	560,994
Consolidated Edison, Inc.	13,817	547,291
PPL Corp.	18,366	527,288
FirstEnergy Corp.	12,988	501,337
Progress Energy, Inc.	13,744	498,357
Edison International	16,964	488,733
Xcel Energy, Inc.	26,204	488,181
American Electric Power Company, Inc.	18,922	477,970
Wisconsin Energy Corp.	8,535	351,386
Questar Corp.	11,900	350,217
DTE Energy Co.	11,460	317,442
EQT CORP	10,109	316,715
Ameren Corp.	13,254	307,360
NRG Energy, Inc.*	17,347	305,307
Constellation Energy Group, Inc.	14,724	304,198
NSTAR	9,522	303,561
SCANA Corp.	9,815	303,185
Northeast Utilities	13,768	297,251
Calpine Corp.*	41,751	284,324
American Water Works Company, Inc.	14,657	282,001
CenterPoint Energy, Inc.	26,886	280,421
DPL, Inc.	12,394	279,361
CMS Energy Corp.	23,324	276,156
Aqua America, Inc.	13,755	275,100
Allegheny Energy, Inc.	11,771	272,734
AES Corp.*	46,707	271,368
National Fuel Gas Co.	8,741	268,086
UGI Corp.	11,089	261,811
MDU Resources Group, Inc.	16,080	259,531
NiSource, Inc.	26,473	259,435
ITC Holdings Corp.	5,903	257,489
Alliant Energy Corp.	10,364	255,887
TECO Energy, Inc.	22,165	247,140
Pinnacle West Capital Corp.	9,291	246,769
OGE Energy Corp.	10,258	244,346
Energen Corp.	8,364	243,643
Atmos Energy Corp.	10,287	237,835
Piedmont Natural Gas Co.	9,164	237,256

		Market
	Shares	Value

NV Energy, Inc.	24,763	$232,525
Pepco Holdings, Inc.	17,855	222,830
Oneok, Inc.	9,800	221,774
AGL Resources, Inc.	8,325	220,862
Westar Energy, Inc.	12,352	216,531
WGL Holdings, Inc.	6,595	216,316
Nicor, Inc.	6,110	203,035
Vectren Corp.	9,412	198,499
New Jersey Resources Corp.	5,595	190,118
Cleco Corp.	8,689	188,464
Integrys Energy Group, Inc.	7,192	187,280
Mirant Corp.*	16,015	182,571
Great Plains Energy, Inc.	13,176	177,481
Ormat Technologies, Inc.	6,364	174,755
Hawaiian Electric Industries, Inc.	10,820	148,667
Reliant Energy, Inc.*	43,624	139,161

Total Common Stocks (Cost $20,301,253)		21,171,418

	Face
	Amount

REPURCHASE AGREEMENT † 0.2%

Credit Suisse Group issued 03/31/09 at 0.15% due 04/01/09	$52,990	52,990

Total Repurchase Agreement (Cost $52,990)		52,990

Total Investments 97.6%
(Cost $20,354,243)		$21,224,408

Other Assets in Excess of Liabilities – 2.4%		$512,688

Net Assets – 100.0%		$21,737,096

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

 1

VARIABLE ANNUITY WEAKENING DOLLAR 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2009

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 22.1%
Fannie Mae* 0.14% due 04/30/09	$1,000,000	$999,887
Federal Home Loan Bank** 0.04% due 04/01/09	500,000	500,000
Freddie Mac* 0.12% due 04/17/09	250,000	249,987

Total Federal Agency Discount Notes (Cost $1,749,874)		1,749,874

REPURCHASE AGREEMENTS† 41.4%
Mizuho Financial Group, Inc. issued 3/31/09 at 0.16% due 04/01/09	847,272	847,272
UBS, Inc. issued 3/31/09 at 0.11% due 04/01/09	847,272	847,272
Morgan Stanley issued 3/31/09 at 0.05% due 04/01/09	847,272	847,272
Credit Suisse Group issued 03/31/09 at 0.15% due 04/01/09	741,780	741,780

Total Repurchase Agreements (Cost $3,283,596)		3,283,596

Total Investments 63.5% (Cost $5,033,470)		$5,033,470

Other Assets in Excess of Liabilities – 36.5%		$2,893,847

Net Assets – 100.0%		$7,927,317

		Unrealized
	Contracts	Gain

Currency Futures Contracts Sold Short
June 2009 U.S. Dollar Index Futures Contracts
(Aggregate Market Value of Contracts $9,959,760)	116	$324,194

	Units

Equity Index Swap Agreement Sold Short††
Goldman Sachs International
May 2009 U.S. Dollar Index
Swap, Terminating 05/29/09 (Notional Market Value of Contracts $5,027,813)	58,680	$14,264

*	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

**	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

 1

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the their last bid price for twice a day pricing or the Official Settlement Price listed by the exchange. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-Counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act.
Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, securities are valued at the reported bid price, at the close of business. Debt securities, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, usually 4:00 p.m. on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.
The value of domestic equity index and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE. In the event that no order is filled at 4:00 p.m., the security dealer provides a fair value quote at which the swap agreement is valued. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
Structured notes are valued in accordance with the terms of their agreement at the value of the underlying index close, usually 4:00 p.m., adjusted for any interest accruals and financing charges. If the securities comprising the underlying index cease trading before a Fund’s close of business, the index will be fair valued with the use of an appropriate market indicator.
Investments, for which market quotations are not readily available, are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.
C. Net investment income is computed and dividends are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds, if any, and distributions of net realized capital gains in all Funds, if any, are declared at least annually and are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
E. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold). The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.
F. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
G. There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust may enter into domestic equity index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gain/loss to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.
There are several risks associated with credit default swaps. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. A Fund may enter into credit default swaps in which that Fund or its counterparty acts as guarantor. By acting as the guarantor of a swap, that Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value. The Trust may enter into credit default swap agreements where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Upfront payments received or made by a Fund, are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gain/loss to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.
H. The Trust may invest in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Coupon payments are recorded as income while net payments are recorded as net realized gains or losses.
I. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
J. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. At March 31, 2009, none of the Funds held forward currency contracts.
K. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.
Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the fund’s net assets as of March 31, 2009:

	Level 1	Level 1	Level 2	Level 2	Level 3	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Fund	In Securities	Instruments*	In Securities	Instruments*	In Securities	Instruments*	Total
Assets
Nova Fund	$23,073,499	$1,440,540	$—	$157,943	$—	$—	$24,671,982
Inverse S&P 500 Strategy Fund	14,903,785	—	14,996,016	—	—	—	29,899,801
NASDAQ-100® Fund	41,452,809	—	—	73,283	—	—	41,526,092
Inverse NASDAQ-100® Strategy Fund	2,929,474	—	2,999,947	93,493	—	—	6,022,914
S&P 500 2x Strategy Fund	15,271,219	1,484,067	—	62,915	—	—	16,818,201
NASDAQ-100® 2x Strategy Fund	18,810,330	297,204	—	683,157	—	—	19,790,691
Mid-Cap 1.5x Strategy Fund	6,561,156	152,734	—	106,483	—	—	6,820,373
Inverse Mid-Cap Strategy Fund	165,059	—	599,992	1,807	—	—	766,858
Russell 2000® 2x Strategy Fund	1,725,425	18,186	—	91,918	—	—	1,835,529
Russell 2000® 1.5x Strategy Fund	5,746,683	—	—	122,317	—	—	5,869,000
Inverse Russell 2000® Strategy Fund	1,796,413	8,835	999,965	1,710	—	—	2,806,923
Government Long Bond 1.2x Strategy Fund	24,705,355	668,297	8,999,860	—	—	—	34,373,512
Inverse Government Long Bond Strategy Fund	9,980,814	—	4,998,617	—	—	—	14,979,431
Europe 1.25x Strategy Fund	6,994,812	—	—	124,638	—	—	7,119,450
Japan 1.25x Strategy Fund	4,528,405	708,864	499,992	—	—	—	5,737,261
Dow 2x Strategy Fund	12,769,774	587,581	—	—	—	—	13,357,355
Inverse Dow 2x Strategy Fund	8,060,532	—	4,999,721	—	—	—	13,060,253
Small-Cap Value Fund	7,174,952	—	—	—	—	—	7,174,952
Mid-Cap Value Fund	6,234,678	—	—	—	—	—	6,234,678
Large-Cap Value Fund	8,687,213	—	—	—	—	—	8,687,213
Small-Cap Growth Fund	8,530,089	—	—	—	—	—	8,530,089
Mid-Cap Growth Fund	14,603,640	—	—	—	—	—	14,603,640
Large-Cap Growth Fund	20,413,945	—	—	—	—	—	20,413,945
U.S. Government Money Market Fund	355,304,877	—	—	—	—	—	355,304,877
Banking Fund	11,347,768	—	—	—	—	—	11,347,768
Basic Materials Fund	24,621,755	—	—	—	—	—	24,621,755
Biotechnology Fund	24,980,732	—	—	—	—	—	24,980,732
Consumer Products Fund	16,408,356	—	—	—	—	—	16,408,356
Electronics Fund	13,999,018	—	—	—	—	—	13,999,018
Energy Fund	34,010,122	—	—	—	—	—	34,010,122
Energy Services Fund	28,333,933	—	—	—	—	—	28,333,933
Financial Services Fund	7,185,567	—	—	—	—	—	7,185,567
Health Care Fund	28,425,423	—	—	—	—	—	28,425,423
Internet Fund	13,249,284	—	—	—	—	—	13,249,284
Leisure Fund	1,230,557	—	—	—	—	—	1,230,557
Precious Metals Fund	72,801,010	—	—	—	—	—	72,801,010
Retailing Fund	11,805,073	—	—	—	—	—	11,805,073
Technology Fund	10,019,363	—	—	—	—	—	10,019,363
Telecommunications Fund	5,797,271	—	—	—	—	—	5,797,271
Transportation Fund	4,227,789	—	—	—	—	—	4,227,789
Utilities Fund	21,224,408	—	—	—	—	—	21,224,408
Multi-Cap Core Equity Fund	1,597,028	—	—	—	—	—	1,597,028
Sector Rotation Fund	61,753,283	—	—	—	—	—	61,753,283
Absolute Return Strategies Fund	16,149,278	147,113	—	116,530	—	—	16,412,921
Alternative Strategies Allocation Fund	3,918,785	—	—	—	—	—	3,918,785
Commodities Strategy Fund	10,692,484	—	7,081,588	—	—	—	17,774,072
Hedged Equity Fund	3,406,921	105,910	—	92,912	—	—	3,605,743
International Rotation Fund	5,440,224	—	—	340,709	—	—	5,780,933
Managed Futures Strategy Fund	19,350,052	16,123	1,999,999	—	—	—	21,366,174
Real Estate Fund	10,142,610	—	—	—	—	—	10,142,610
Strengthening Dollar 2x Strategy Fund	5,494,662	—	1,749,874	39,322	—	—	7,283,858
Weakening Dollar 2x Strategy Fund	3,283,597	—	1,749,874	338,458	—	—	5,371,929
Amerigo Fund	173,620,170	—	—	—	—	—	173,620,170
Clermont Fund	42,914,804	—	—	—	—	—	42,914,804
Berolina Fund	37,067,642	—	—	—	—	—	37,067,642
Essential Portfolio Conservative Fund	9,346,549	—	—	—	—	—	9,346,549
Essential Portfolio Moderate Fund	17,186,490	—	—	—	—	—	17,186,490
Essential Portfolio Aggressive Fund	6,151,488	—	—	—	—	—	6,151,488

	Level 1	Level 1	Level 2	Level 2	Level 3	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Fund	In Securities	Instruments*	In Securities	Instruments*	In Securities	Instruments*	Total
Liabilities
Nova Fund	$—	$—	$—	$—	$—	$—	$—
Inverse S&P 500 Strategy Fund	—	23,537	—	1,881,495	—	—	1,905,032
NASDAQ-100® Fund	—	5,883	—	—	—	—	5,883
Inverse NASDAQ-100® Strategy Fund	—	129,965	—	—	—	—	129,965
S&P 500 2x Strategy Fund	—	—	—	—	—	—	—
NASDAQ-100® 2x Strategy Fund	—	—	—	—	—	—	—
Mid-Cap 1.5x Strategy Fund	—	—	—	8,256	—	—	8,256
Inverse Mid-Cap Strategy Fund	—	1,222	—	8,219	—	—	9,441
Russell 2000® 2x Strategy Fund	—	—	—	2,067	—	—	2,067
Russell 2000® 1.5x Strategy Fund	—	45,849	—	8,992	—	—	54,841
Inverse Russell 2000® Strategy Fund	—	—	—	43,009	—	—	43,009
Government Long Bond 1.2x Strategy Fund	—	—	—	—	—	—	—
Inverse Government Long Bond Strategy Fund	—	602,192	—	—	—	—	602,192
Europe 1.25x Strategy Fund	—	—	—	—	—	—	—
Japan 1.25x Strategy Fund	—	—	—	—	—	—	—
Dow 2x Strategy Fund	—	—	—	37,996	—	—	37,996
Inverse Dow 2x Strategy Fund	—	8,118	—	1,005,791	—	—	1,013,909
Small-Cap Value Fund	—	—	—	—	—	—	—
Mid-Cap Value Fund	—	—	—	—	—	—	—
Large-Cap Value Fund	—	—	—	—	—	—	—
Small-Cap Growth Fund	—	—	—	—	—	—	—
Mid-Cap Growth Fund	—	—	—	—	—	—	—
Large-Cap Growth Fund	—	—	—	—	—	—	—
U.S. Government Money Market Fund	—	—	—	—	—	—	—
Banking Fund	—	—	—	—	—	—	—
Basic Materials Fund	—	—	—	—	—	—	—
Biotechnology Fund	—	—	—	—	—	—	—
Consumer Products Fund	—	—	—	—	—	—	—
Electronics Fund	—	—	—	—	—	—	—
Energy Fund	—	—	—	—	—	—	—
Energy Services Fund	—	—	—	—	—	—	—
Financial Services Fund	—	—	—	—	—	—	—
Health Care Fund	—	—	—	—	—	—	—
Internet Fund	—	—	—	—	—	—	—
Leisure Fund	—	—	—	—	—	—	—
Precious Metals Fund	—	—	—	—	—	—	—
Retailing Fund	—	—	—	—	—	—	—
Technology Fund	—	—	—	—	—	—	—
Telecommunications Fund	—	—	—	—	—	—	—
Transportation Fund	—	—	—	—	—	—	—
Utilities Fund	—	—	—	—	—	—	—
Multi-Cap Core Equity Fund	—	—	—	—	—	—	—
Sector Rotation Fund	—	—	—	—	—	—	—
Absolute Return Strategies Fund	3,117,141	10,226	—	—	—	—	3,127,367
Alternative Strategies Allocation Fund	—	—	—	—	—	—	—
Commodities Strategy Fund	—	—	—	—	—	—	—
Hedged Equity Fund	1,387,829	—	—	—	—	—	1,387,829
International Rotation Fund	—	—	—	—	—	—	—
Managed Futures Strategy Fund	—	—	—	432,318	—	—	432,318
Real Estate Fund	—	—	—	—	—	—	—
Strengthening Dollar 2x Strategy Fund	—	—	—	61,602	—	—	61,602
Weakening Dollar 2x Strategy Fund	—	—	—	—	—	—	—
Amerigo Fund	—	—	—	—	—	—	—
Clermont Fund	—	—	—	—	—	—	—
Berolina Fund	—	—	—	—	—	—	—
Essential Portfolio Conservative Fund	—	—	—	—	—	—	—
Essential Portfolio Moderate Fund	—	—	—	—	—	—	—
Essential Portfolio Aggressive Fund	—	—	—	—	—	—	—
Transactions in options written during the period ended March 31, 2009, were as follows:

	Absolute Return
	Strategies Fund		Hedged Equity Fund
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2008	90	$218,572	16	$168,739
Options written	72	417,696	20	207,424
Options terminated in closing purchase transactions	(60)	(625,772)	(36)	(376,163)
Options expired	—	—	—
Options exercised	(102)	(10,496)	—

Options outstanding at March 31, 2009	—	$—	—	$0
U.S. Government Money Market Fund (the “Fund”) had filed a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury will guarantee the share price of shares of the Fund held by shareholders as of September 19, 2008 at $1.00 per share if the Fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the Fund liquidates. Recovery under the Program is subject to certain conditions and limitations, including the following:
•	For shareholders of a Fund, the Program provides a guarantee for the lesser of (a) the number of Fund shares owned by the shareholder as of the close of business on September 19, 2008, or (b) the number of Fund shares owned by the shareholder on the date of a Guarantee Event.

•	The total amount of coverage available for all participants in the Program is limited to the amount of funds available under the Federal Exchange Stabilization Fund at the time of a Guarantee Event (currently approximately $50 billion).

•	In order to recover, a Guarantee Event must occur during the term of the Program.
Fund shares acquired by investors after September 19, 2008 that increase the number of Fund shares the investor held as of the close of business of September 19, 2008 are not eligible for protection under the Program. In addition, Fund shares acquired by investors who did not hold Fund shares as of the close of business on September 19, 2008 are not eligible for protection under the Program.
Participation in the initial three months of the Program required a payment to the Treasury in the amount of .01% of the value of all shares outstanding as of September 19, 2008. Continued participation in the Program through April 30, 2009 required an additional payment to the Treasury in the amount of .015% of the value of all shares outstanding as of September 19, 2008, which were both paid by the Fund. The Secretary extended the Program through the close of business of September 18, 2009 but the Fund considered not to participate past the April 30, 2009 extension.

Item 2. Controls and Procedures.
(a)     Based on their evaluation on May 22, 2009, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Variable Trust (the “Trust”) believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Investments (“RI”), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. (“RD”), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RI on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report.
There was no fraud, whether or not material, involving officers or employees of RI, RD or the Trust who have a significant role in the Trust’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.
(b)     There were no significant changes in the Trust’s or RI’s internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

EX.-3(i)
CERTIFICATIONS
I, Carl G. Verboncoeur, certify that:
1. I have reviewed this report on Form N-Q of Rydex Variable Trust;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.
Date: May 22, 2009

/s/ Carl G. Verboncoeur
Carl G. Verboncoeur
President

EX.-3(ii)
CERTIFICATIONS
I, Nick Bonos, certify that:
1. I have reviewed this report on Form N-Q of Rydex Variable Trust;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.
Date: May 22, 2009

/s/ Nick Bonos
Nick Bonos
Vice President & Treasurer

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Variable Trust

By (Signature and Title)*	/s/ Carl G. Verboncoeur
Carl G. Verboncoeur, President

Date	May 22, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Carl G. Verboncoeur
Carl G. Verboncoeur, President

Date	May 22, 2009

By (Signature and Title)*	/s/ Nick Bonos
Nick Bonos, Vice President & Treasurer

Date	May 22, 2009
* Print the name and title of each signing officer under his or her signature.